As filed with the Securities and Exchange Commission on November 26, 1997

                        Securities Act File No. 33-73824
                    Investment Company Act File No. 811-8274
        ================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [_]
    PRE-EFFECTIVE-AMENDMENT NO.                                      [_]
    POST-EFFECTIVE-AMENDMENT NO. 6
                                                                     [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [_]
    AMENDMENT NO. 8
                                                                     [X]


                         MASSMUTUAL INSTITUTIONAL FUNDS
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                1295 State Street
                        Springfield, Massachusetts 01111
                        --------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (413) 788-8411
                                                           --------------
                                 Stephen L. Kuhn
                         MassMutual Institutional Funds
                                1295 State Street
                              Springfield, MA 01111
                     (Name and Address of Agent for Service)

                                   Copies to:
                             J. B. Kittredge Esq.
                                  Ropes & Gray
                             One International Place
                                Boston, MA 02110

Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b)

[X] on December 1, 1997 pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                       DECLARATION PURSUANT TO RULE 24F-2

    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite number or amount of its shares have been registered under the Securities Act of 1933. Registrant's Rule 24f-2 Notice on Form 24F-2 for the fiscal year ending December 31, 1996 was filed on February 25, 1997.

    The Index to Exhibits is located at Page 1 of Part C of Item 24(b)

    To: The Securities and Exchange Commission

    The Registrant submits this Post-Effective Amendment No. 6 to its Registration Statement under the Securities Act of 1933 (Registration No. 33-73824) and this Amendment No. 8 to its Registration Statement under the Investment Company Act of 1940. This Post-Effective Amendment relates solely to the MassMutual Prime Fund, MassMutual Short-Term Bond Fund, MassMutual Core Bond Fund, Massmutual Balanced Fund, MassMutual Value Equity Fund, MassMutual Small Cap Value Equity Fund and MassMutual International Equity Fund. No information relating to any other series of Registrant is amended or superseded hereby.

                         MASSMUTUAL INSTITUTIONAL FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET


Part A
Item No.                                            Prospectus Heading
--------                                            ------------------

1         Cover Page                                Cover Page

2         Synopsis                                  Expense Information

3         Condensed Financial Information           Financial Highlights; Line
                                                    of Credit

4         General Description of Registrant         The Trust; Investment Practices of the Funds and Related Risks; Investment
                                                    Objectives and Policies of the Funds; Investment Practices of the Funds and
                                                    Related Risks; Description of Shares

5         Management of the Fund                    The Trust; Control Person and Pricipal Holder of Securities Investment Manager
                                                    And Sub-Advisers; Distributor, Transfer Agent, Shareholder Servicing Agent,
                                                    Custodian; Expense Information

6         Capital Stock and Other Securities        The Trust; Distributions And Taxation; Description Of Shares

7         Purchase of Securities Being Offered      How To Purchase, Exchange, and Redeem Shares; Distributor, Transfer
                                                    Agent, Shareholder Servicing Agent, Custodian; How Fund Shares Are
                                                    Priced

8         Redemption or Repurchase                  How to Purchase, Exchange, And Redeem Shares

9         Pending Legal Proceedings                 Inapplicable


Part B                                                       Heading in Statement
Item No.                                                     of Additional Information
--------                                                     -------------------------
10       Cover Page                                          Cover Page

11       Table of Contents                                   Table of Contents

12       General Information and History                     General Information

13       Investment Objectives and Policies                  Additional Investment Policies; Fundamental Investment
                                                             Restrictions; Non-Fundamental Investment Restrictions

14       Management of the Fund                              Management of the Trust; Compensation; Compensation Table

15       Control Persons and Principal Holders of            Control Persons and Principal Holders of Securities
         Securities

16       Investment Advisory and Other Services              Investment Manager And Sub-Advisers; The Distributor; Custodian,
                                                             Dividend Agent And Transfer Agent

17       Brokerage Allocation and Other Practices            Portfolio Transactions And Brokerage

18       Capital Stock and Other Securities                  Management Of The Trust; Description Of Shares

19       Purchase, Redemption and Pricing of Securities      Shareholder Investment Account; Redemption Of Shares; Valuation
         Being Offered                                       Of Portfolio Securities

20       Tax Status                                          Taxation

21       Underwriters                                        The Distributor

22       Calculation of Performance Data                     Investment Performance

23       Financial Statements                                Financial Statements


Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                             SUBJECT TO COMPLETION

                 PRELIMINARY PROSPECTUS DATED OCTOBER 1, 1997


                        MASSMUTUAL INSTITUTIONAL FUNDS
                               1295 STATE STREET
                       SPRINGFIELD, MASSACHUSETTS 01111
                                (413) 788-8411

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
Information contained herein pertaining to the Class A and Class Y Shares (the "Pending Securities") is subject to completion or amendment. A registration statement relating to, amongst other things, the Pending Securities has been filed with the Securities and Exchange Commission. These Pending Securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Prospecuts shall not constitute an offer to sell or the solicitation of an offer to buy the Pending Securities nor shall there be any sale of the Pending Securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securitie laws of any such State.
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

MassMutual Institutional Funds (the "Trust") is a professionally managed investment company designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. This Prospectus describes seven separate, diversified series of shares of the Trust (the "Funds"). Each Fund has a distinct investment objective.

     (1) MassMutual Prime Fund-Seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. The Prime Fund is not a money market fund.

     (2) MassMutual Short-Term Bond Fund-Seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

     (3) MassMutual Core Bond Fund-Seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

     (4) MassMutual Balanced Fund-Seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital values by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

     (5) MassMutual Value Equity Fund-Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger well-established companies.

     (6) MassMutual Small Cap Value Equity Fund-Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

     (7) MassMutual International Equity Fund-Seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Certain additional information about the Funds and the Trust is contained in a Statement of Additional Information dated November [ ], 1997, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This additional information is available without charge by writing to the Secretary, MassMutual Institutional Funds, 1295 State Street, Springfield, MA 01111.

Massachusetts Mutual Life Insurance Company ("MassMutual" or the "Adviser") is the investment manager to each of the Funds. David L. Babson and Company, Inc. ("Babson") is the investment sub-adviser to the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity Sector of the Balanced Fund. HarbourView Asset Management Corporation ("HarbourView") is the investment sub-adviser to the International Equity Fund. Babson and HarbourView are both indirect subsidiaries of the Adviser and are hereinafter collectively referred to as the "Sub-Adviser."

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  DISTRIBUTOR
                      OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                            Two World Trade Center
                           New York, New York 10048

PROSPECTUS November [ ], 1997.


Table Of Contents
                                                                           Page
Expense Information........................................................   3
Financial Highlights.......................................................   7
Line of Credit.............................................................  13
The Trust..................................................................  14
Investment Objectives And Policies Of The Funds............................  14
Investment Practices Of The Funds And Related Risks........................  17
How To Purchase, Exchange, And Redeem Shares...............................  19
Investment Manager And Sub-Advisers........................................  22
Distributor, Transfer Agent, Shareholder Servicing Agent, Custodian........  23
Control Person And Principal Holder Of Securities..........................  24
Description Of Shares......................................................  24
How Fund Shares Are Priced.................................................  24
Distributions And Taxation.................................................  24
Investment Performance.....................................................  25
Glossary...................................................................  27

Expense Information

The Expense Information in these tables provides estimates of how much it will cost to operate the Funds for a year.

--------------------------------------------------------------------------------
                                    CLASS A
--------------------------------------------------------------------------------

                                                                                                       SMALL CAP
                                                       SHORT-TERM    CORE                   VALUE        VALUE     INTERNATIONAL
                                             PRIME        BOND       BOND      BALANCED     EQUITY       EQUITY       EQUITY
                                              FUND        FUND       FUND        FUND        FUND         FUND         FUND
--------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed
 on Purchases.......................         None        None        None        None        None         None          None
Maximum Sales Charge Imposed
 on Reinvested Dividends............         None        None        None        None        None         None          None
Maximum Deferred Sales Charge /(1)/.         1.00%       1.00%       1.00%       1.00%       1.00%        1.00%         1.00%
Exchange Fee........................         None        None        None        None        None         None          None
Redemption Fee......................         None        None        None        None        None         None          None

ANNUAL OPERATING EXPENSES
(As a percentage of average.net assets)
Management Fees.....................          .45%        .45%        .45%        .45%        .45%         .55%          .85%
Rule 12b-1 Fees.....................          .25%        .25%        .25%        .25%        .25%         .25%          .25%
Other Expenses......................          .50%        .50%        .50%        .50%        .50%         .50%          .60%
=================================================================================================================================
TOTAL OPERATING EXPENSES                     1.20%       1.20%       1.20%       1.20%       1.20%        1.30%         1.70%
=================================================================================================================================

(1) You may have to pay a contingent deferred sales charge of up to 1% if you sell any Class A shares within 12 months of the date on which you first purchased Class A shares. See "How to Purchase, Exchange, and Redeem Shares," below, for more information on the contingent deferred sales charge.

EXAMPLES:  An investor would pay the following expenses on an investment of
           $1,000 in the Fund assuming: (a) a 5% annual return and (b) redemption at the end of each time period.

                                                                                                      SMALL CAP
                                            SHORT-TERM       CORE                        VALUE         VALUE         INTERNATIONAL
                                PRIME          BOND          BOND        BALANCED        EQUITY        EQUITY           EQUITY
                                 FUND          FUND          FUND          FUND           FUND          FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------
 1 Year                         $22.61         $22.61       $22.61        $22.61         $22.61        $23.62           $27.62
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 3 Years                        $38.11         $38.11       $38.11        $38.11         $38.11        $41.23           $53.60
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 5 Years                        $65.96         $65.96       $65.96        $65.96         $65.96        $71.28           $92.28
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 10 Years                      $145.25        $145.25      $145.25       $145.25        $145.25       $156.53          $200.48
---------------------------------------------------------------------------------------------------------------------------------

An investor would pay the following expenses on the same investment, assuming no redemption:

                                                                              SMALL CAP
                              SHORT-TERM    CORE                    VALUE       VALUE    INTERNATIONAL
                     PRIME       BOND       BOND        BALANCED    EQUITY      EQUITY       EQUITY
                     FUND        FUND       FUND          FUND       FUND        FUND         FUND
-------------------------------------------------------------------------------------------------------
 1 Year             $12.24      $12.24     $12.24       $12.24     $12.24       $13.25       $17.30
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
 3 Years            $38.11      $38.11     $38.11       $38.11     $38.11       $41.23       $53.60
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
 5 Years            $65.96      $65.96     $65.96       $65.96     $65.96       $71.28       $92.28
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
 10 Years          $145.25     $145.25    $145.25      $145.25    $145.25      $156.53      $200.48
-------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE RETURNS OR EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                    CLASS Y

                                                                                                    SMALL CAP
                                                       SHORT-TERM    CORE                  VALUE      VALUE     INTERNATIONAL
                                             PRIME        BOND       BOND     BALANCED    EQUITY      EQUITY        EQUITY
                                              FUND        FUND       FUND       FUND       FUND        FUND          FUND

---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases.................          None        None       None       None       None        None            None
Maximum Sales Charges Imposed
 on Reinvested Dividends..............          None        None       None       None       None        None            None
Maximum Deferred Sales Charge.........          None        None       None       None       None        None            None
Exchange Fee..........................          None        None       None       None       None        None            None
Redemption Fee........................          None        None       None       None       None        None            None

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
Management Fees.......................          .45%        .45%       .45%       .45%       .45%        .55%            .85%
Rule 12b-1 Fees.......................          None        None       None       None       None        None            None
Other Expenses........................          .30%        .30%       .30%       .30%       .30%        .30%            .40%
=================================================================================================================================
TOTAL OPERATING EXPENSES/(1)/                   .75%        .75%       .75%       .75%       .75%        .85%           1.25%
=================================================================================================================================

(1) Class Y Investors may also be subject to charges imposed in their administrative services or other agreement with the Adviser. See "How to Purchase, Exchange and Redeem Shares-Features and Eligibility Requirements of each Class."

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) a 5% annual return and (b) redemption at the end of each time period.

                                                                                                     SMALL CAP
                                          SHORT-TERM       CORE                         VALUE          VALUE         INTERNATIONAL
                                PRIME        BOND          BOND         BALANCED        EQUITY         EQUITY           EQUITY
                                FUND         FUND          FUND           FUND           FUND           FUND             FUND

------------------------------------------------------------------------------------------------------------------------------------
 1 Year                          $ 7.66        $ 7.66         $7.66          $7.66          $7.66       $  8.68            $ 12.74
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 3 Years                         $23.97        $23.97        $23.97         $23.97         $23.97       $ 27.12            $ 39.66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 5 Years                         $41.68        $41.68        $41.68         $41.68         $41.68       $ 47.12            $ 68.60
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 10 Years                        $92.92        $92.92        $92.92         $92.92         $92.92       $104.75            $150.86
------------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE RETURNS OR EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              CLASS S/(1)/

                                                                                  SMALL CAP
                                                  SHORT-TERM   CORE                 VALUE       VALUE      INTERNATIONAL
                                           PRIME     BOND      BOND     BALANCED    EQUITY      EQUITY        EQUITY
                                            FUND     FUND      FUND       FUND       FUND        FUND          FUND
---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases.............          None     None      None         None      None         None            None
 and Reinvested Dividends.........          None     None      None         None      None         None            None
Maximum Sales Charges Imposed
 on Reinvested Dividends..........          None     None      None         None      None         None            None
Maximum Deferred Sales Charge.....          None     None      None         None      None         None            None
Exchange Fee......................          None     None      None         None      None         None            None
Redemption Fee....................          None     None      None         None      None         None            None

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
Management Fees...................          .45%     .45%      .45%         .45%      .45%         .55%            .85%
Rule 12b1 Fees....................          None     None      None         None      None         None            None
Other Expenses....................         .0954%%  .1010%    .0945%       .0925%    .0902%       .0932%          .2022%
==================================================================================================================================

TOTAL OPERATING EXPENSES/(2)(3)/           .5454%%  .5510%    .5445%       .5425%    .5402%       .6432%         1.0522%
==================================================================================================================================

(1) Class S shares were previously designated as Class 4 shares.

(2) There are no current client expenses for separate investment accounts, but employee benefit plans that invest in the separate investment accounts are subject to charges imposed in their group annuity contracts, as set forth in their respective Plan Documents. See the Glossary for a definition of Plan Documents.

(3) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1996 but without giving effect to MassMutual's voluntary undertaking to waive a portion of its management fee which terminated May 1, 1997, and adjusted for new fund custody and fund administrative fees.

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) a 5% annual return and (b) redemption at the end of each time period.

                                                                                                      SMALL CAP
                                             SHORT-TERM        CORE                       VALUE        VALUE        INTERNATIONAL
                                PRIME           BOND           BOND        BALANCED       EQUITY       EQUITY           EQUITY
                                 FUND           FUND           FUND          FUND          FUND         FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
 1 Year                        $ 5.58          $ 5.63         $ 5.57        $ 5.55        $ 5.52       $ 6.57          $ 10.74
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 3 Years                       $17.48          $17.66         $17.45        $17.39        $17.32       $20.59          $ 33.48
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 5 Years                       $30.46          $30.77         $30.41        $30.30        $30.18       $35.84          $ 58.03
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 10 Years                      $68.30          $68.98         $68.19        $67.95        $67.67       $80.13          $128.31
------------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE RETURNS OR EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The information in the following tables applies only to the Class S shares of the Funds (which were previously designated Class 4 shares.) Similar information does not exist for the Class A and Class Y shares, which were not outstanding during the periods covered by the financial statements.

The financial highlights for each of the periods through December 31, 1996, have been derived from the Funds' financial statements, which have been audited by Coopers & Lybrand L.L.P., independent accountants. The information for the six-month period ended June 30, 1997 is unaudited. The financial highlights should be read in conjunction with the financial statements, the notes thereto, and the unqualified report of independent accountants, which are contained in the Statement of Additional Information.

Further information about the performance of the Class S shares of the Funds is contained in the Trust's most recent Annual Report and Semiannual Report. The Statement of Additional Information, the Annual Report and Semiannual Report may be obtained without charge by writing to the Trust's Secretary.

MassMutual Prime Fund

Financial Highlights
(For a share outstanding throughout each period)

                                                                                      CLASS S
                                                            ----------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                                6/30/97         YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                              (UNAUDITED)        12/31/96     12/31/95    12/31/94+**
                                                            ----------------    ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  151.00         $  151.06    $  150.36   $     150.00
                                                               ---------         ---------    ---------   ------------
Income (loss) from investment operations:
 Net investment income                                              3.93***           7.85***      8.70***        1.55
 Net realized and unrealized gain (loss) on investments             0.01              0.06        (0.02)          0.34
                                                               ---------         ---------    ---------   ------------
  Total income from investment operations                           3.94              7.91         8.68           1.89
                                                               ---------         ---------    ---------   ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                           --             (7.97)       (7.98)         (1.53)
                                                               ---------         ---------    ---------   ------------
NET ASSET VALUE, END OF PERIOD                                 $  154.94         $  151.00    $  151.06   $     150.36
                                                               =========         =========    =========   ============
Total Return@                                                       2.61%             5.24%        5.78%          1.26%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $ 244,615         $ 258,729    $ 253,936   $    170,548
 Net expenses to average daily net assets#                        0.5274%*          0.5160%      0.5160%        0.5160%*
 Net investment income to average daily net assets                  5.18%*            5.10%        5.61%          5.01%*

  #Computed after giving effect to the voluntary partial
   waiver of management fee by MassMutual, which
   terminated May 1, 1997. Without this partial waiver
   of fees by MassMutual, the ratio of expenses to
   average daily net assets would have been:                      0.5506%*          0.5509%      0.5468%        0.5605%*

+All per share amounts for the period have been restated to reflect a 1 for15 reverse stock split effective December 16, 1994.
*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual ShortTerm Bond Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                     CLASS S
                                                            ---------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                                 6/30/97       YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                              (UNAUDITED)        12/31/96     12/31/95     12/31/94**
                                                            ----------------   ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.11        $   10.15    $    9.85    $     10.00
                                                               ---------        ---------    ---------    -----------
Income (loss) from investment operations:
 Net investment income                                              0.32***          0.60         0.66           0.16
 Net realized and unrealized gain (loss) on investments            (0.06)           (0.03)        0.50          (0.15)
                                                               ---------        ---------    ---------    -----------
  Total income from investment operations                           0.26             0.57         1.16           0.01
                                                               ---------        ---------    ---------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                           --            (0.60)       (0.66)         (0.16)
 From net realized gains                                              --            (0.01)       (0.20)            --
                                                               ---------        ---------    ---------    -----------
  Total distributions                                                 --            (0.61)       (0.86)         (0.16)
                                                               ---------        ---------    ---------    -----------
NET ASSET VALUE, END OF PERIOD                                 $   10.37        $   10.11    $   10.15    $      9.85
                                                               =========        =========    =========    ===========
Total Return@                                                       2.57%            5.57%       11.77%          0.13%

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $ 172,064        $ 145,182    $ 122,904    $   106,846
 Net expenses to average daily net assets#                        0.5309%*         0.5190%      0.5190%        0.5190%*
 Net investment income to average daily net assets                  6.39%*           6.00%        6.32%          6.37%*
 Portfolio turnover rate                                               9%              61%         114%            15%

  #Computed after giving effect to the voluntary partial
  waiver of management fee by MassMutual, which
  terminated May 1, 1997. Without this partial waiver
  of fees by MassMutual, the ratio of expenses to
  average daily net assets would have been:                       0.5546%*         0.5545%      0.5524%        0.5654%*

*  Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Core Bond Fund

Financial Highlights
(For a share outstanding throughout each period)

                                                                                     CLASS S
                                                            ---------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                                 6/30/97       YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                              (UNAUDITED)        12/31/96     12/31/95     12/31/94**
                                                            ----------------   ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.45        $   10.75    $    9.84    $     10.00
                                                               ---------        ---------    ---------    -----------
Income (loss) from investment operations:
 Net investment income                                              0.34***          0.67***     0.72 ***        0.18
 Net realized and unrealized gain (loss) on investments            (0.04)           (0.37)        1.17          (0.16)
                                                               ---------        ---------    ---------    -----------
  Total income from investment operations                           0.30             0.30         1.89           0.02
                                                               ---------        ---------    ---------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                           --            (0.54)       (0.65)         (0.18)
 From net realized gains                                              --            (0.06)       (0.33)            --
                                                               ---------        ---------    ---------    -----------
  Total distributions                                                 --            (0.60)       (0.98)         (0.18)
                                                               ---------        ---------    ---------    -----------
NET ASSET VALUE, END OF PERIOD                                 $   10.75        $   10.45    $   10.75    $      9.84
                                                               =========        =========    =========    ===========
Total Return@                                                       2.87%            2.80%       19.15%          0.20%

RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                             $ 416,687        $ 356,699    $ 253,540    $   194,150
 Net expenses to average daily net assets#                        0.5270%*         0.5130%      0.5130%        0.5130%*
 Net investment income to average daily net assets                  6.59%*           6.26%        6.56%          6.86%*
 Portfolio turnover rate                                              22%              54%         104%             7%

 #Computed after giving effect to the voluntary partial
  waiver of management fee by MassMutual, which
  terminated May 1, 1997. Without this partial waiver
  of fees by MassMutual, the ratio of expenses to
  average daily net assets would have been:                       0.5532%*         0.5550%      0.5553%        0.5672%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Balanced Fund

Financial Highlights
(For a share outstanding throughout each period)

                                                                                     CLASS S
                                                            ---------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                                 6/30/97       YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                              (UNAUDITED)        12/31/96     12/31/95     12/31/94**
                                                            ----------------   ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   12.34        $   11.51    $    9.92    $     10.00
                                                               ---------        ---------    ---------    -----------
Income (loss) from investment operations:
 Net investment income                                              0.23             0.46         0.44           0.11
 Net realized and unrealized gain (loss) on investments             1.03             1.02         1.68          (0.08)
                                                               ---------        ---------    ---------    -----------
  Total income from investment operations                           1.26             1.48         2.12           0.03
                                                               ---------        ---------    ---------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                           --            (0.46)       (0.44)         (0.11)
 From net realized gains                                              --            (0.19)       (0.09)            --
                                                               ---------        ---------    ---------    -----------
  Total distributions                                                 --            (0.65)       (0.53)         (0.11)
                                                               ---------        ---------    ---------    -----------
NET ASSET VALUE, END OF PERIOD                                 $   13.60        $   12.34    $   11.51    $      9.92
                                                               =========        =========    =========    ===========
Total Return@                                                      10.21%           12.83%       21.31%          0.29%

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $ 628,246        $ 563,280    $ 456,773    $   349,688
 Net expenses to average daily net assets#                        0.5256%*         0.5120%      0.5120%        0.5120%*
 Net investment income to average daily net assets                  3.67%*           3.83%        4.18%          4.29%*
 Portfolio turnover rate                                              13%              26%          23%             2%
 Average broker commission rate (a)                            $  0.0593        $  0.0594          N/A            N/A

  #Computed after giving effect to the voluntary partial
   waiver of management fee by MassMutual, which
   terminated May 1, 1997. Without this partial waiver
   of fees by MassMutual, the ratio of expenses to
   average daily net assets would have been:                    0.5514%*           0.5522%      0.5514%       0.5650%*

*  Annualized
** For the period from October 3, 1994 (commencement of operations) through
   December 31, 1994.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

MassMutual Value Equity Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                        CLASS S
                                                             ----------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                                  6/30/97        YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                (UNAUDITED)        12/31/96     12/31/95     12/31/94**
                                                             ----------------    ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    14.49       $    12.63   $     9.91     $    10.00
                                                               ----------       ----------   ----------     ----------
Income (loss) from investment operations:
 Net investment income                                               0.15             0.34         0.31           0.08
 Net realized and unrealized gain (loss) on investments              2.26             2.22         2.82          (0.09)
                                                               ----------       ----------   ----------     ----------
  Total income (loss) from investment operations                     2.41             2.56         3.13          (0.01)
                                                               ----------       ----------   ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            --            (0.34)       (0.31)         (0.08)
 From net realized gains                                               --            (0.39)       (0.10)            --
                                                               ----------       ----------   ----------     ----------
  Total distributions                                                  --            (0.73)       (0.41)         (0.08)
                                                               ----------       ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $    16.87       $    14.46   $    12.63     $     9.91
                                                               ==========       ==========   ==========     ==========
Total Return@                                                       16.67%           20.24%       31.54%         (0.10)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $2,939,063       $2,485,743   $2,125,248     $1,563,563
 Net expenses to average daily net assets#                         0.5226%*         0.5067%      0.5067%        0.5067%*
 Net investment income to average daily net assets                   1.99%*           2.42%        2.72%          3.20%*
 Portfolio turnover rate                                                9%              13%          16%             3%
 Average broker commission rate (a)                            $   0.0593       $   0.0585          N/A            N/A

  # Computed after giving effect to the voluntary partial
    waiver of management fee by MassMutual, which
    terminated May 1, 1997. Without this partial waiver
    of fees by MassMutual, the ratio of expenses to
    average daily net assets would have been:                      0.5521%*         0.5534%      0.5528%        0.5681%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

MassMutual Small Cap Value Equity Fund

Financial Highlights
(For a share outstanding throughout each period)

                                                                                       CLASS S
                                                               -------------------------------------------------------
                                                               SIX MONTHS ENDED
                                                                    6/30/97     YEAR ENDED   YEAR ENDED  PERIOD ENDED
                                                                  (UNAUDITED)    12/31/96     12/31/95    12/31/94**
                                                                 -------------  ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    13.43   $    11.44   $     9.69   $    10.00
                                                                   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
 Net investment income                                                   0.07         0.31         0.19         0.04
 Net realized and unrealized gain (loss) on investments                  2.10         2.29         1.75        (0.31)
                                                                   ----------   ----------   ----------   ----------
  Total income (loss) from investment operations                         2.17         2.60         1.94        (0.27)
                                                                   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                --        (0.30)       (0.19)       (0.04)
 From net realized gains                                                   --        (0.31)          --           --
                                                                   ----------   ----------   ----------   ----------
  Total distributions                                                      --        (0.61)       (0.19)       (0.04)
                                                                   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                     $    15.60   $    13.43   $    11.44   $     9.69
                                                                   ==========   ==========   ==========   ==========
Total Return@                                                           16.16%       22.82%       20.01%       (2.66)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                 $  565,662   $  456,935   $  380,398   $  310,789
 Net expenses to average daily net assets#                             0.6257%*     0.6110%      0.6110%      0.6110%*
 Net investment income to average daily net assets                       1.01%*       2.40%        1.78%        1.78%*
 Portfolio turnover rate                                                   17%          28%          28%           4%
 Average broker commission rate (a)                                $   0.0543   $   0.0585          N/A          N/A

  #  Computed after giving effect to the voluntary partial
     waiver of management fee by MassMutual, which
     terminated May 1, 1997. Without this partial waiver
     of fees by MassMutual, the ratio of expenses to
     average daily net assets would have been:                         0.6530%*     0.6546%      0.6553%      0.6681%*

*    Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

MassMutual International Equity Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                        CLASS S
                                                             ----------------------------------------------------------
                                                              SIX MONTHS ENDED
                                                                  6/30/97        YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                (UNAUDITED)        12/31/96     12/31/95     12/31/94**
                                                             ----------------    ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   11.11        $    9.58    $    9.28     $   10.00
                                                                ---------        ---------    ---------     ---------
Income (loss) from investment operations:
 Net investment income                                               0.07             0.06         0.07          0.00
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                1.77             1.71         0.41         (0.72)
                                                                ---------        ---------    ---------     ---------
  Total income (loss) from investment operations                     1.84             1.77         0.48         (0.72)
                                                                ---------        ---------    ---------     ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            --            (0.24)       (0.07)           --
 In excess of net investment income                                    --               --        (0.11)           --
                                                                ---------        ---------    ---------     ---------
  Total distributions                                                  --            (0.24)       (0.18)           --
                                                                ---------        ---------    ---------     ---------
NET ASSET VALUE, END OF PERIOD                                  $   12.95        $   11.11    $    9.58     $    9.28
                                                                =========        =========    =========     =========
Total Return@                                                       16.56%           18.51%        5.13%        (7.20)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                              $ 515,778        $ 356,311    $ 220,718     $ 150,199
 Net expenses to average daily net assets#                         1.0229%*         1.0020%      1.0020%       1.0020%*
 Net investment income to average daily net assets                   1.26%*           0.59%        0.76%         0.04%*
 Portfolio turnover rate                                               36%              58%         121%           18%
 Average broker commission rate (a)                             $  0.0058        $  0.0254          N/A           N/A

  # Computed after giving effect to the voluntary partial
    waiver of management fee by MassMutual, which
    terminated May 1, 1997. Without this partial waiver
    of fees by MassMutual, the ratio of expenses to
    average daily net assets would have been:                    1.0468%*           1.0718%      1.0920%       1.0877%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

LINE OF CREDIT

On January 11, 1996, the Trust, on behalf of each Fund, entered into a discretionary line of credit agreement with PNC Bank, N.A. Each Fund may borrow under the line of credit, provided that the Trust's borrowings do not exceed $50,000,000 in the aggregate at any one time. Interest is charged based on outstanding borrowings at the Federal Funds Rate plus 0.45%. Only the International Equity Fund utilized the line of credit during the year ended December 31, 1996 and the six months ended June 30, 1997. The table below sets forth information regarding the International Equity Fund's utilization of the line of credit during these periods.

                                                              AVERAGE NUMBER OF        AVERAGE AMOUNT OF DEBT
                   AMOUNT OF DEBT   AVERAGE AMOUNT OF   INTERNATIONAL EQUITY FUND'S         PER SHARE OF
                   OUTSTANDING AT   DEBT OUTSTANDING         SHARES OUTSTANDING       INTERNATIONAL EQUITY FUND
     PERIOD        END OF PERIOD    DURING THE PERIOD         DURING THE PERIOD           DURING THE PERIOD
    --------       --------------   -----------------   ---------------------------   -------------------------
    Year ended
    December 31,
    1996             $1,600,000         $3,517,944                27,151,338                      $0.13

    Six months
    ended June 30,
    1997             $        0         $6,904,444                35,867,968                      $0.19

THE TRUST

The Trust is an openend, management investment company designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. This Prospectus describes seven separate, diversified series of shares of the Trust (the "Funds"), each of which has three classes of shares. For information regarding the classes of shares of the Funds, see "How to Purchase, Exchange, and Redeem Shares" below.

The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time (the "Declaration of Trust"). Each share of a Fund represents an investment in that Fund's portfolio of securities. The value of an investment in a Fund will vary as the value of the underlying portfolio increases or decreases. Dividends paid for a class of a Fund will vary in relation to the expenses each class incurs.

The Board of Trustees of the Trust is generally responsible for management of the business and affairs of the Trust. Trustees formulate the general policies of the Trust and the Funds, approve contracts and authorize Trust officers to carry out the decisions of the Board. As Adviser and Sub-Advisers to the Funds, MassMutual, Babson and HarbourView may be considered part of the management of the Trust. For more information concerning the management of the Trust, reference should be made to the Statement of Additional Information.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Each Fund has a separate investment objective, which may not be changed without the vote of a majority of that Fund's outstanding voting shares./1/ There can be no assurance that a Fund will achieve its investment objective; the success of a Fund depends to a great extent upon changes in market conditions.

(1) MASSMUTUAL PRIME FUND

THE INVESTMENT OBJECTIVE OF THE PRIME FUND IS TO MAXIMIZE CURRENT INCOME TO THE EXTENT CONSISTENT WITH LIQUIDITY AND THE PRESERVATION OF CAPITAL BY INVESTING IN A DIVERSIFIED PORTFOLIO OF MONEY MARKET INSTRUMENTS.

The Fund invests in high quality debt instruments having a remaining maturity not exceeding 397 days. It is the Fund's policy to invest in the following types of short-term instruments:

  (a) Commercial paper and obligations of corporate issuers that at the date of acquisition are rated in one of the two highest ratings of at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, are judged by MassMutual to be of equivalent quality./2/

  (b)  U.S. Government Securities./3/

  (c) Bank participation certificates that represent interests in all or part of specific bank loans, provided that at the date of acquisition (1) they have a remaining maturity of 397 days or less; and (2) each of the underlying loans is made to an issuer of securities rated in one of the two highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality.

  (d) Certificates of deposit and bankers' acceptances of banks and savings and loan associations having deposits of at least $1 billion as of their most recently published financial statements.

  (e) Obligations of foreign issuers, payable in U.S. dollars, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

The Fund will make portfolio investments primarily in response to changing economic and money market conditions and trends. Trading activity is expected to be low. It is anticipated, however, that from time to time the Fund will take advantage of temporary disparities in the yield relationships among the different segments of the money market or among particular instruments within the same segment of the market to make purchases and sales when management deems that such transactions will improve the yield or the quality of the portfolio. The Fund is not a money market fund as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). The portfolio of the Fund is managed by Mary E. Wilson, Senior Managing Director of MassMutual, with which she has been associated since 1982.

(2) MASSMUTUAL SHORT-TERM BOND FUND

THE INVESTMENT OBJECTIVE OF THE SHORT-TERM BOND FUND IS TO ACHIEVE A HIGH TOTAL RATE OF RETURN PRIMARILY FROM CURRENT INCOME WHILE MINIMIZING FLUCTUATIONS IN CAPITAL VALUES BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF SHORT-TERM INVESTMENT GRADE FIXED INCOME SECURITIES.

----------------------
/1/ As used in this Prospectus, a majority of the outstanding voting shares of any Fund means the lesser of (a) 67% of that Fund's outstanding shares present at a meeting of shareholders if more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of that Fund's outstanding shares.

/2/ For a description of the ratings of two NRSROs. Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see the Appendix to the Statement of Additional Information. For example, the two highest ratings of Moody's for commercial paper are P-1 and P-2.

/3/ See the Glossary for a definition of U.S. Government Securities.

The Fund invests in investment grade fixed income securities. Investment grade fixed income securities are securities that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality./4/ For example, the Fund may invest in the following types of debt instruments:

  (a)  Corporate securities.

  (b)  U.S. Government Securities.

  (c) Obligations issued or guaranteed as to principal and interest by the Government of Canada, a Province of Canada, or any instrumentality or political subdivision thereof, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

  (d) Obligations (including certificates of deposit, time deposits or bankers' acceptances) of U.S. or Canadian chartered banks having total deposits in excess of $1 billion, U.S. branches of foreign banks having total deposits in excess of $1 billion, U.S. savings and loan associations having total deposits in excess of $1 billion, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks having total deposits in excess of $1 billion.

  (e) Publicly traded debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) that at the date of acquisition are rated in one of the three highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, and certificates of deposit of such banks.

  (f) Commercial paper that at the date of investment is rated in the two highest ratings of at least one NRSRO or, if unrated, is judged by MassMutual to be of equivalent quality.

  (g) Bank participation certificates that represent interests in all or part of specific bank loans, provided that at the date of investment each of the underlying loans is made to an issuer of securities rated in one of the two highest short-term debt ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality.

  (h) Certificates of deposit and bankers' acceptances of banks and savings and loan associations having deposits of at least $1 billion as of their most recently published financial statements.

  (i) Securities of foreign issuers (other than those listed in (c) or (d) above) that meet credit quality requirements similar to those above, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

Under normal market conditions, the Fund generally will have an average effective portfolio Duration of no more than three years./5/ Portfolio Duration changes may be accomplished primarily through the reinvestment of cash flows and selective trading. Neither market timing nor interest rate anticipation methods are employed in managing the Fund. The portfolio of the Fund is managed by Ronald E. Desautels, Managing Director of MassMutual, with which he has been associated since 1989.


(3) MASSMUTUAL CORE BOND FUND

THE INVESTMENT OBJECTIVE OF THE CORE BOND FUND IS TO ACHIEVE A HIGH TOTAL RATE OF RETURN CONSISTENT WITH PRUDENT INVESTMENT RISK AND THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF INVESTMENT GRADE FIXED INCOME SECURITIES.

The Fund invests in investment grade, publicly traded, readily marketable, fixed income securities of such maturities as MassMutual deems appropriate from time to time in light of market conditions and prospects. Investment grade fixed income securities are securities that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality. For example, the Fund may invest in the following types of debt instruments:

  (a)  Corporate securities.

  (b)  U.S. Government Securities.

  (c) Obligations issued or guaranteed as to principal and interest by the Government of Canada, a Province of Canada, or any instrumentality or political subdivision thereof, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

------------------
/4/ For example, the four highest ratings of Moody's for debt obligations are
    Aaa, Aa, A, and Baa (including Baa3).
/5/ See the Glossary for a definition of Duration.

  (d) Obligations (including certificates of deposit, time deposits or bankers' acceptances) of U.S. or Canadian chartered banks having total deposits in excess of $1 billion, U.S. branches of foreign banks having total deposits in excess of $1 billion, U.S. savings and loan associations having total deposits in excess of $1 billion, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks having total deposits in excess of $1 billion.

  (e) Publicly traded debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the three highest ratings as determined by at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, and certificates of deposit of such banks.

  (f) Securities of foreign issuers (other than those listed in (c) or (d) above) that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

Normally, the Fund's portfolio Duration will range from four to seven years. Portfolio Duration changes will be accomplished primarily through the reinvestment of cash flows and selective trading. The portfolio of the Fund is managed by Mary E. Wilson, Senior Managing Director of MassMutual, with which she has been associated since 1982.

(4) MASSMUTUAL BALANCED FUND

THE INVESTMENT OBJECTIVE OF THE BALANCED FUND IS TO ACHIEVE A HIGH TOTAL RATE OF RETURN OVER AN EXTENDED PERIOD OF TIME CONSISTENT WITH THE PRESERVATION OF CAPITAL VALUES BY INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES, FIXED INCOME SECURITIES AND MONEY MARKET INSTRUMENTS.

The Fund invests in three market sectors:

     THE PRIME SECTOR - The Prime Sector invests in accordance with the investment objective and policies of the Prime Fund.

     THE CORE BOND SECTOR - The Core Bond Sector invests in accordance with the investment objective and policies of the Core Bond Fund.


     THE VALUE EQUITY SECTOR - The Value Equity Sector invests in accordance with the investment objective and policies of the Value Equity Fund.

The Fund adjusts the mix of investments among its three market sectors to capitalize on perceived variations in return potential produced by the interaction of changing financial market and economic conditions. The Fund expects that such adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances at least 25% of the Fund's total assets will be invested in senior fixed income securities (including short-term money market instruments). In addition, under normal circumstances, no investment will be made that would result in more than 35% of the Fund's net assets being invested in the Prime Sector, more than 35% in the Core Bond Sector or more than 65% in the Value Equity Sector. In unusual circumstances, the Fund may invest up to 70% of its total assets in the Equity Sector or up to 50% of its total assets in the Bond Sector. MassMutual is the Fund's adviser and Babson is the Sub-Adviser to the Value Equity Sector. The portfolio of the Fund is managed by a committee of MassMutual and Babson investment professionals.

(5) MASSMUTUAL VALUE EQUITY FUND

THE INVESTMENT OBJECTIVE OF THE VALUE EQUITY FUND IS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL AND INCOME BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF LARGER WELL-ESTABLISHED COMPANIES.

The Fund invests primarily in common stocks, securities convertible into common stocks, and other equity securities (such as warrants and stock rights) which are normally cash dividend-paying and listed on a national securities exchange or traded in the over-the-counter market. The issuers of securities in which the Fund will invest generally are companies with market capitalizations in excess of $2 billion and a history of operations of five years or more. MassMutual is the Fund's adviser and its Sub-Adviser is Babson.

The Fund utilizes a value-oriented strategy in making investment decisions. As such, investments are made in securities of companies which, in the opinion of Babson, are of high quality, offer above-average dividend growth potential and are attractively valued in the marketplace. Investment quality and dividend growth potential are evaluated using fundamental analysis emphasizing each issuer's historical financial performance, balance sheet strength, management capability and competitive position. Various valuation parameters are examined to determine the attractiveness of individual securities. On average, the Fund's portfolio securities will have price/earnings ratios and price/book value ratios below those of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Stock Index"). Consideration also is given to securities of companies whose current prices do not adequately reflect, in the opinion of Babson, the ongoing business value of the enterprise. The Fund's portfolio is managed by James W. MacAllen, Executive Vice President and Chief Investment Officer of Babson. Mr. MacAllen has been associated with Babson since January 1, 1996. During 1996, Mr. MacAllen was also Senior Vice President of Concert Capital Management, Inc., which was then an indirect subsidiary of MassMutual ("Concert Capital"), and, as such, managed the portfolio of the Fund. Formerly, Mr. MacAllen was associated with Hagler, Mastrovita and Hewitt and prior to that was President and Chief Investment Officer of Wilmington Capital Management.

(6) MASSMUTUAL SMALL CAP VALUE EQUITY FUND

THE INVESTMENT OBJECTIVE OF THE SMALL CAP VALUE EQUITY FUND IS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL AND INCOME BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF SMALLER COMPANIES.

The Fund invests primarily in common stocks, securities convertible into common stocks and other equity securities (such as warrants and stock rights) which are issued by companies with a market capitalization of less than $750 million and which are listed on a national securities exchange or traded in the over-the-counter market. MassMutual is the Fund's adviser and its Sub-Adviser is Babson.

The Fund utilizes a value-oriented strategy in making investment decisions. As such, investments are made in securities of companies that, in the opinion of Babson, are of high quality or possess a unique product, market position or operating characteristics which result in above-average levels of profitability or superior growth potential and are attractively valued in the marketplace. Traditional fundamental research techniques are employed to determine investment quality and growth potential, emphasizing each issuer's historic financial performance, balance sheet strength, management capability and competitive position. Valuation parameters are examined to determine the attractiveness of individual securities. On average, the Fund's holdings will have price/earnings ratios and price/book value ratios below those of the S&P 500 Stock Index. Consideration also is given to securities of companies whose current prices do not adequately reflect, in the opinion of Babson, the ongoing business value of the enterprise.

The Fund may purchase securities with above-average volatility relative to indices like the S&P 500 Stock Index. While such volatility frequently may involve the opportunity for greater gain, it also generally involves greater risk of loss and, as a result, the Fund's shares are suitable only for those investors who are in a financial position to assume such risk. The Fund's portfolio is managed by George M. Ulrich, Senior Vice President of Babson. Mr. Ulrich has been associated with Babson since 1996, Concert Capital (as Senior Vice President) from 1993 through 1996 and with MassMutual from 1983 to 1993.

(7) MASSMUTUAL INTERNATIONAL EQUITY FUND

THE INVESTMENT OBJECTIVE OF THE INTERNATIONAL EQUITY FUND IS TO ACHIEVE A HIGH TOTAL RATE OF RETURN OVER THE LONG TERM BY INVESTING IN A DIVERSIFIED PORTFOLIO OF FOREIGN AND DOMESTIC EQUITY SECURITIES.

The Fund invests primarily in common stocks, securities convertible into common stocks, and other equity securities, (such as warrants and stock rights). The Fund generally will have at least 75% of its total assets invested in foreign securities, including securities of foreign issuers represented by American Depository Receipts or traded in the U.S. over-the-counter market or listed on a U.S. securities exchange. Under normal market conditions, the Fund's assets will be invested in securities traded in markets in at least three different countries, excluding the United States. In an uncertain market or economic environment when it would be appropriate to maintain a defensive position, the Fund may invest up to 100% of its assets in debt securities, such as rated or unrated bonds and debentures, cash equivalents and preferred stocks. It is expected that short-term debt securities (i.e., those maturing in one year or less from the date of purchase) will be emphasized for defensive or liquidity purposes, since such securities usually may be disposed of quickly at prices not involving significant losses. When circumstances warrant, securities may be sold without regard to the length of time held, although short-term trading may increase brokerage costs borne by the Fund.

The share price of the International Equity Fund will reflect the movements of both the prices of the portfolio securities and the currencies in which the securities are denominated. Depending upon the extent of the Fund's investments abroad, changes in the relative value of the U.S. dollar to the securities' denominated currencies may have a positive or negative impact on the Fund's share price.

The Fund's investment policies involve special risks. Risks of investing in foreign securities include foreign taxation, changes in currency rates or currency blockage, currency exchange costs, and differences between domestic and foreign legal, accounting, auditing, brokerage and economic standards. See "Investment Practices Of The Funds And Related Risks" below and "Foreign Securities" in the Statement of Additional Information for further discussion of the possible risks and rewards of investing in foreign securities. MassMutual is the Fund's adviser and its Sub-Adviser is HarbourView. The portfolio of the Fund is managed by a committee composed of HarbourView investment professionals.

INVESTMENT PRACTICES OF THE FUNDS AND RELATED RISKS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees without the consent of shareholders. Some of the more significant practices are discussed below.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund's holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simulta-neously agrees to repurchase it at an agreed-upon price at a stated time. For a more detailed description of repurchase agreements and reverse repurchase agreements and related risks, see the Statement of Additional Information.

SECURITIES LENDING

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by the Adviser or Sub-Advisor to be in good standing.

HEDGING INSTRUMENTS AND DERIVATIVES

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as "hedging instruments" or "derivatives"), as more fully discussed in the Statement of Additional Information. Derivatives normally are used by a portfolio manager to (a) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the relevant markets (for example, in the debt securities markets generally due to increasing interest rates); (b) protect a Fund's unrealized gains or limit its unrealized losses; and (c) manage a Fund's exposure to changing security prices. Derivatives also may be used to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular debt or equity securities and to manage the effective maturity or Duration of fixed income securities in a Fund's portfolio.

(1) Forward Contracts - Each Fund may purchase or sell securities on a "when issued" or delayed delivery basis or may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Adviser or Sub-Adviser deems it appropriate to do so.

(2) Currency Transactions/6/ - The International Equity Fund may, but will not necessarily, engage in foreign currency transactions with counter-parties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. The Short-Term Bond Fund, the Core Bond Fund and the Core Bond Sector of the Balanced Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund's use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include: (a) the risk that interest rates and securities prices will not move in the direction anticipated; (b) the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and (c) the fact that skills needed to use these strategies are different from those needed to select portfolio securities. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.



----------------------

/6/ See the Glossary for a definition of Currency Transactions.

RESTRICTED AND ILLIQUID SECURITIES

None of the Funds currently expect to invest in restricted or illiquid securities. However, each Fund may invest not more than 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by the Board of Trustees, or by the Adviser or Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

FOREIGN SECURITIES

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies, and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

PORTFOLIO MANAGEMENT

MassMutual, Babson and HarbourView may use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. Transactions will occur when the Adviser or Sub-Adviser believe that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Adviser's or Sub-Advisor's ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund's income or capital appreciation may be reduced and its capital losses may be increased. In addition, high turnover in any Fund could result in additional brokerage commissions to be paid by the Fund. See also "Distribution And Taxation" below.

The Funds may pay brokerage commissions to Advest, Inc. and Jefferies & Co., Inc. A trustee of the Trust is a director of the respective parent companies of Advest, Inc. and Jefferies & Co., Inc.

CASH POSITIONS

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund's investment policies. To provide liquidity or for temporary defensive purposes, each Fund may invest in investment grade debt securities, government obligations, or money market instruments.

INDUSTRY DIVERSIFICATION

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1) There is no limitation for U.S. Government Securities.

(2) In the case of the Prime Fund and the Short-Term Bond Fund, there is no industry concentration limitation for certificates of deposit and bankers' acceptances.

CERTAIN DEBT SECURITIES

While the Funds, except for the Prime Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one NRSRO (e.g., Baa3 by Moody's) or, if unrated, are judged by MassMutual to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS

For a description of fundamental investment restrictions of the Funds which may not be changed without the affirmative vote of a majority of the outstanding voting shares of the Fund, reference should be made to the Statement of Additional Information.

HOW TO PURCHASE, EXCHANGE, AND REDEEM SHARES

FEATURES AND ELIGIBILITY REQUIREMENTS OF EACH CLASS

Each of the Funds offers three different classes of shares to investors: Class A, Class Y and Class S. The different classes of a Fund's shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. The Class A, Class Y and Class S shares are offered as follows.

 CLASS A SHARES - Class A shares of each Fund may be purchased by: defined contribution plans and defined benefit plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), with Plan Assets/7/ in excess of $2.5 million; tax sheltered annuity plans under Code section 403(b) with Plan Assets in excess of $2.5 million; and individual retirement accounts described in Code section 408, the assets of which are rolled over from qualified plans in connection with a program sponsored by the Adviser ("Rollover IRAs"). Class A shares may also be purchased by other institutional investors, such as deferred compensation plans described in Code section 457, voluntary employees' beneficiary associations described in Code section 509(c)(9), other nonqualified deferred compensation plans and other institutional or sophisticated investors, in each case with assets in excess of $2.5 million or which enter into an agreement with the Adviser or an affiliate of the Adviser for those purchases. In addition, Class A shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Trust, the Adviser and its affiliates, and retirement plans established by them for their employees.

 CLASS Y SHARES - Class Y shares of each Fund may be purchased by nonqualified deferred compensation plans where the employer sponsor enters into an administrative services agreement with the Adviser, or an affiliate of the Adviser, with respect to the administration of the Plan. Class Y shares may also be purchased by defined contribution plans and defined benefit plans under Code section 401(a), and tax sheltered annuity plans under Code section 403(b), in each case with Plan Assets in excess of $10 million and which enter into an administrative services or other agreement with the Adviser or an affiliate of the Adviser. Class Y shares may also be purchased by: certain other institutional investors with assets in excess of $10 million which enter into an agreement with the Adviser or an affiliate of the Adviser; and other registered investment companies managed by the Adviser or an affiliate of the Adviser, including other series of the Trust.

 CLASS S SHARES - Class S shares of each Fund are available only to separate investment accounts of MassMutual ("SIAs") in which corporate qualified plans, including defined contribution plans and defined benefit plans, certain governmental plans and church or other plans, are or may be permitted to invest pursuant to the issuance of group annuity contracts.

CLASS A SHARES - SALES CHARGES AND 12B-1 FEES

Class A shares are sold at net asset value per share without an initial sales charge. However, if an Investor redeems any Class A shares within 12 months of the date on which the Investor first purchased Class A shares, a contingent deferred sales charge (called the "Class A Contingent Deferred Sales Charge") may be deducted from the redemption proceeds. If imposed, the Class A Contingent Deferred Sales Charge will be equal to 1.0% of the lesser of: (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions); and (2) the original offering price (which is the original net asset value of the redeemed shares). The Class A Contingent Deferred Sales Charge will not exceed the aggregate commissions paid on account of all Class A shares of all Funds such Investor purchased subject to the Class A Contingent Deferred Sales Charge.

In determining whether a Class A Contingent Deferred Sales Charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order purchased.

No Class A Contingent Deferred Sales Charge is charged on exchanges of shares under "Exchange Privileges and Procedures" (described below). However, if the shares acquired by exchange are redeemed within 12 months of the initial purchase of the exchanged shares, the Class A Contingent Deferred Sales Charge will apply.

The Class A Contingent Deferred Sales Charge is waived in certain cases described below.

WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS. Class A shares purchased by the following Investors are not subject to any Class A Contingent Deferred Sales Charge:

  (1) the Adviser or its affiliates;

  (2) present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Trust, the Adviser and its affiliates, and retirement plans established by them for their employees;

------------
/7/   See Glossary for a definition of Plan Assets.

  (3) registered management investment companies, unit investment trusts, or separate investment accounts of insurance companies having an agreement with the Adviser or the Distributor for those purchases;

  (4) dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

  (5) dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares); and

  (6) deferred compensation plans or other Investors, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE IN CERTAIN TRANSACTIONS. Class A shares issued or purchased in the following transactions are not subject to the Class A Contingent Deferred Sales Charge:

  (1) shares issued in plans of reorganization, such as mergers;

  (2) asset acquisitions and exchange offers to which any Fund is a party;

  (3) shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Adviser or its affiliates acts as sponsor; and

  (4) shares purchased by the reinvestment of dividends or other distributions reinvested from the Funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS. The Class A Contingent Deferred Sales Charge is also waived if shares that would otherwise be subject to the Class A Contingent Deferred Sales Charge are redeemed in the following cases:

  (1) involuntary redemptions of shares by operation of law;

  (2) if, at the time of purchase of shares the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase); and

  (3) for distributions from Plans/8/ for any of the following purposes: (a) following the death or disability (as defined in the Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (b) to return excess contributions; (c) to return contributions made due to a mistake of fact;
      (d) hardship withdrawals, as defined in the Plan; (e) under a Qualified Domestic Relations Order, as defined in the Code; (f) to meet the minimum distribution requirements of the Code; (g) to establish "substantially equal periodic payments" as described in Section 72(t) of the Code; (h) for retirement distributions or loans to participants or beneficiaries;
      (i) separation from service; (j) participant directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Adviser or its subsidiaries) offered as an investment option in a Plan in which the Funds are also offered as investment options under a special arrangement with the Adviser or the Distributor; or (k) Plan termination or "in service distributions", if the redemption proceeds are rolled over directly to a Rollover IRA, the assets of which are invested in the Trust.

CLASS A SERVICE PLAN. Pursuant to a Rule 12b-1 Plan adopted by the Trust. Class A shares of each Fund pay a service fee at the annual rate of .25% of the Fund's aggregate average net assets attributable to the Class A shares. The Trust's Adviser receives the service fees and may pay all or a portion of them to brokers and other financial intermediaries, including the Distributor or Sub-Distributor, for providing services to Investors in Class A shares.

CLASS Y SHARES - NO SALES CHARGES

Class Y shares of each Fund are not subject to front-end sales charges. Therefore, 100% of an Investor's money is invested in the Fund or Funds of its choice. In addition, Class Y shares of each Fund are not subject to deferred sales charges or to any distribution or service fees.

CLASS S SHARES - NO SALES CHARGES

SIAs purchase Class S shares directly from the Fund without a front-end sales charge. Therefore, 100% of an SIA Investor's money is invested in the Fund or Funds of its choice. In addition, Class S shares of each Fund are not subject to any deferred sales charges or any distribution or service fees.


----------------
/8/ See Glossary for a definition of Plans.

PURCHASE OF SHARES

Shares of the Trust are offered on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). Purchase orders received by the Transfer Agent from MassMutual (as servicing agent of the Distributor) on a Business Day prior to the close of the NYSE (normally, 4:00 p.m. Eastern Time) will be processed based on that day's closing net asset value.

Plan Investors purchasing group annuity contracts from MassMutual which have one or more of the Funds as investment options under their Plans ("Group Annuity Investors") and Rollover IRAs must place their purchase orders with MassMutual (as servicing agent of the Distributor) at its home office and must be accompanied by sufficient funds. Acceptable methods of payment include checks, federal funds wires, and automated clearing house transactions ("ACH"). MassMutual, on behalf of the Distributor, will not transmit a purchase order to the Trust's Transfer Agent until MassMutual has determined that the purchase order is in good form. Generally, a purchase order will be determined by MassMutual to be in good form if such order: (1) includes all information and documentation necessary to make appropriate Investor, Plan, trustee and/or Plan Participant (if applicable) allocations to the various Funds and/or other investment options under the Plan and (2) is received by MassMutual at its home office prior to the close of the NYSE. Purchase orders by wire will be in good form only upon receipt by MassMutual of: (1) immediately available funds, deposited to the appropriate MassMutual account; and (2) a confirmation of the wire receipt. Any order to purchase Fund shares which is received by MassMutual after the close of the NYSE on a Business Day will be transmitted to the Trust's Transfer Agent on the next Business Day. For more specific information regarding what information and documentation are necessary for MassMutual to determine that a purchase order is in good form with respect to a particular plan, Plan Investors should refer to Plan Documents./9/


For non-qualified deferred compensation plans eligible to purchase Class Y shares that have entered into an administrative services agreement with the Adviser, Class Y shares will be purchased directly by the Plan's trustee pursuant to the terms of the administrative services agreement. Investors Bank & Trust Company may serve as a Plan's trustee under the terms of the administrative services agreement. Other Investors eligible to Purchase Class A and Class Y shares that have entered into an administrative services or other agreement with the Adviser must place purchase orders in accordance with the terms of such administrative services or other agreement. All other Investors must place purchase orders with the Distributor unless the Investor has entered into an agreement permitting direct purchases from the Trust.

The sale of Trust shares will be suspended during any period when the determination of net asset value is suspended. The sale of Trust shares also may be suspended by the Board of Trustees whenever the Board determines that it is in the Trust's best interest to do so. The Trust, in its complete discretion, may reject any order for purchase of its shares.

EXCHANGE PRIVILEGES AND PROCEDURES

Investors have the privilege of exchanging shares of one Fund for the same class of shares of another Fund, subject to the provisions of Plan Documents and applicable state insurance laws. However, exchanges may be restricted or refused by a Fund if, in the opinion of the Adviser: (1) an Investor has engaged in excessive trading; (2) the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets; or (3) a pattern of exchanges coincides with a "market timing" strategy that might be disruptive to the Fund. Each Fund also reserves the right to refuse exchange purchases by any person or group of persons, if, in the Adviser's judgment, the Fund would be unable to invest the funds effectively in accordance with its investment objectives and policies, or otherwise potentially would be adversely affected. The Trust reserves the right on 60 days' written notice to modify or terminate the exchange privilege. Furthermore, any exchange limits imposed by a Fund may be modified, in the sole discretion of the Fund, for Plan Investors so that the Fund's exchange privileges are consistent with Plan or group annuity contract exchange limits as set forth in Plan Documents and Department of Labor regulations. Plan Investors and Plan Participants should refer to Plan Documents and related materials to determine what, if any, exchange limitations apply to them.

For Group Annuity Investors and Rollover IRAs, exchange requests must be delivered to MassMutual at its home office. An Investor that has entered into an administrative services or other agreement with the Adviser must deliver exchange requests in good form pursuant to the terms of its administrative services or other agreement. All other Investors must deliver exchange requests in good form to the Distributor,or the Trust if the Investor has entered into an agreement permitting direct purchases form the Trust.

Any exchange will involve the redemption of shares and the purchase of shares in another Fund on the basis of the next calculated net asset value per share of each Fund after the exchange request is received by the Transfer Agent. Exchange requests will not be transmitted to the Transfer Agent until determined to be in good form./10/



REDEEMING SHARES

For Group Annuity Investors and Rollover IRAs, Redemption requests must be sent to MassMutual at its home office. An Investor that has entered into an administrative services or other agreement with the Adviser must deliver redemption requests in good form pursuant to the terms of its administrative services or other agreement. All other Investors must deliver redemption requests in good form to the Distributor, or the Trust if the Investor has entered into an agreement permitting direct purchases from the Trust.


Each Fund redeems its shares at their net asset value as next computed after receipt by the Transfer Agent of a request for redemption.


---------------

/9/  See the Glossary for a definition of Plan Documents.
/10/ See "Purchase of Shares" above for a discussion of the term "in good form."

Redemption requests will not be transmitted to the Trust's Transfer Agent until determined to be in good form. Redemption payments will be made within seven days after receipt of the written request therefor by the Trust, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations. When redemption is requested of shares recently purchased by check, payment may be delayed until the check has been collected, which may take up to 15 days from receipt of the check.




The Class A Contingent Deferred Sales Charge may be imposed on certain redemptions of Class A shares. For information regarding the Class A Contingent Deferred Sales Charge, see "Class A Shares - Sales Charges and 12b-1 Fees" above.

INVESTMENT MANAGER AND SUB-ADVISERS

INVESTMENT MANAGER

MassMutual is the investment manager to the Funds and is responsible for providing all necessary investment management and administrative services. MassMutual is a mutual life insurance company organized in 1851 under the laws of The Commonwealth of Massachusetts. MassMutual is licensed to transact a life insurance and annuity business in all states of the United States, the District of Columbia, Puerto Rico and certain Provinces of Canada. As of June 30, 1997, MassMutual had consolidated assets in excess of $58.3 billion and consolidated assets under management in excess of $139 billion, in each case based on financial statements prepared in accordance with statutory accounting.

The persons responsible for management of the bond and money market portfolios of MassMutual are also responsible for managing such investments of the Funds. Gary E. Wendlandt, Chairman, CEO and Trustee of the Trust, and John V. Murphy, Trustee of the Trust, are officers of MassMutual, as are Stuart H. Reese, President of the Trust, Hamline C. Wilson, Vice President and Chief Accounting and Financial Officer of the Trust, Stephen L. Kuhn, Vice President and Secretary of the Trust, and Raymond B. Woolson, Treasurer of the Trust. MassMutual serves as investment manager of each Fund pursuant to a separate investment management agreement pursuant to which MassMutual is responsible for providing investment management of the Fund and is authorized to engage in portfolio transactions on behalf of the Fund, subject to such general or specific instructions as may be given by the Board of Trustees of the Trust. MassMutual may, at its expense, employ sub-advisers to manage the investments of the Funds.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly for the investment advisory services performed and the facilities furnished at an annual rate of the average daily net assets of that Fund as follows:

(1) .45% for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund and the Value Equity Fund.

(2) .55% for the Small Cap Value Equity Fund.

(3) .85% for the International Equity Fund.

For the fiscal year ended December 31, 1996, MassMutual received fees (after giving effect to a fee waiver) based upon each Fund's average daily net assets, as follows: Prime Fund .41%; Short-Term Bond Fund .41%; Core Bond Fund .41%; Balanced Fund .41%; Value Equity Fund .40%; Small Cap Value Equity Fund .51%; International Equity Fund .78%. The fee waiver terminated on May 1, 1997.

In addition, MassMutual has entered into a separate administrative services agreement with each Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage.
The Funds are responsible for certain other expenses including brokerage, taxes, interest, fees and expenses of non-interested trustees, legal fees, custody and audit fees. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the administrative services agreements. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly for the administrative services performed at annual rates of the average daily net assets of the applicable class of shares of the Fund which range from .4752% to .4875% for Class A shares, .2752% to
 .2875% for Class Y shares and .0774% to .0777% for Class S shares. Refer to "Expense Information" for more detailed information.

INVESTMENT SUB-ADVISERS

MassMutual has entered into investment sub-advisory agreements with Babson and HarbourView. These agreements provide that (1) Babson will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity Sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund.

MassMutual pays Babson a fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund, .13% of the average daily net asset value of the Value Equity Sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a fee equal to an annual rate of

 .50% of the average daily net asset value of the International Equity Fund.

Babson is a wholly-owned subsidiary of DLB Acquisition Corporation, a controlled subsidiary of MassMutual. Babson is a registered investment adviser that has been providing investment counseling to institutions and individuals for over 50 years. As of December 31, 1996, Babson had over $7.6 billion of assets under management. Babson serves as investment sub-adviser to the MML Equity Fund and the Equity Sector of MML Blend Fund of MML Series Investment Fund, a registered investment company managed by MassMutual.

HarbourView is a wholly-owned subsidiary of OppenheimerFunds, Inc. ("OFI"), which is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company owned in part by senior management of OFI and ultimately controlled by MassMutual. HarbourView has operated as an investment adviser since 1986. As of April 10, 1997, HarbourView managed assets of approximately $700 million, including assets of the International Equity Fund and certain separate investment accounts of MassMutual.

DISTRIBUTOR, TRANSFER AGENT, SHAREHOLDER SERVICING AGENT, CUSTODIAN

OppenheimerFunds Distributor, Inc. ("Oppenheimer") acts as Distributor to each Fund. MML Investors Services, Inc. ("MMLISI") serves as Sub-Distributor for each Fund. Investors Bank & Trust Company serves as each Fund's Sub-Administrator, Transfer Agent, and Custodian. MassMutual ultimately has a controlling interest in Oppenheimer. MMLISI is a wholly-owned subsidiary of MassMutual. Both Oppenheimer and MMLISI may serve as distributors of securities issued by other investment companies. As Custodian, Investors Bank & Trust Company has custody of the Funds' securities, maintains certain financial and accounting books and records, and generally assists in all aspects of the administration of the Funds. Neither Oppenheimer, MMLISI nor Investors Bank & Trust Company assists in or is responsible for the investment decisions and policies of the Funds.

CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES

MassMutual may be deemed a control person of the Trust in that certain separate investment accounts of MassMutual and the Trust's seed money provided by MassMutual together constitute 100% of the shares of each class of each Fund of the Trust as of September 30, 1997.

DESCRIPTION OF SHARES

The Trust is a series company which is authorized to issue shares in separate series of multiple classes. The Trust may issue an unlimited number of shares of multiple classes, in one or more series as the Trustees may authorize, with or without par value as the Trustees may prescribe. Each share of a particular class of a Fund represents an equal proportionate interest in that Fund with each other share of the same class, none having priority or preference over another. Each Fund is preferred over all other Funds in respect of the assets allocated to that Fund. Each share of a particular class of a Fund is entitled to a pro rata share of any distributions declared in respect of that class and, in the event of liquidation, a pro rata share of the net assets of that class remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive or subscription rights. Under the Trust's Declaration of Trust, the Board of Trustees is authorized to create new series and classes without shareholder approval. Shares of each Fund entitle their holder to one vote for each dollar (or proportionate fractional vote for each fraction of a dollar) of net asset value per share of each Fund or class for each share held as to any matter on which such shares are entitled to vote.

The Trust is not required to hold annual meetings of shareholders. Special meetings may be called for such purposes as electing Trustees, voting on management agreements, and with respect to such additional matters relating to the Trust as may be required by the Trust's Declaration of Trust and the 1940 Act. Shareholder inquiries should be directed to MassMutual Institutional Funds, 1295 State Street, Springfield, Massachusetts 01111-0001.

HOW FUND SHARES ARE PRICED

The net asset value (closing price) of each Fund is determined once daily as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on each day on which the Exchange is open for trading. Net asset value for shares of a class is determined by dividing the total market value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total outstanding shares of the class.

Securities which are traded on a national securities exchange or on the NASDAQ national market system generally are valued at the last sale price. Debt securities normally are valued at the last reported bid price on the primary market for those securities. To the extent authorized by the Board of Trustees, portfolio securities may be valued by a pricing service that determines values based on market transactions for normal institutional-size trading units. Money market obligations having a maturity of 60 days or less are generally valued at amortized cost when the Board of Trustees of the Trust believes that amortized cost approximates market value. In all other cases, assets and other securities for which no quotations are readily available (including some restricted securities) are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

A dealer or other organization selling shares of the Funds may receive different levels of compensation for selling one class of shares over another. Class A shares of the Funds, which may be purchased at the net asset value per share next determined after receipt of a purchase request in good order, are subject to the service fees under Rule 12b-1, as set forth and expressed on an annual basis under "Expense Information".




MassMutual may directly, or through the Distributor, pay cash compensation to registered representatives who are not employees of MassMutual who sell Class A and Y shares of the Funds. A registered representative selling Class A shares may receive: (1) compensation in the first year in an amount equal to 1% of all first year contributions; and (2) in each subsequent year, annual compensation in an amount equal to 0.25% of the amount invested. A registered representative selling Class Y shares to Investors, other than in connection with certain non-qualified deferred compensation plans, may receive annual compensation in an amount equal to: (1) 0.10% of the amount invested if the investment is equal to or less than $10 million; or (2) if the investment exceeds $10 million, the sum of 0.10% of the first $10 million invested and 0.05% on amounts in excess of $10 million. In connection with the sale of Class y shares to non-qualified deferred compensation plans that enter into an administrative services agreement with the Adviser, additional compensation may be paid. In such cases, the aggregate annual compensation will be in an amount equal to 0.25% of the amount invested. Annual compensation paid on account of sales of Class A and Class Y shares will be paid quarterly, in arrears.

DISTRIBUTIONS AND TAXATION

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount.

Many Investors, including most tax qualified Plan Investors, may be eligible for preferential federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective Investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the federal, state and local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund. Investors that do not receive preferential tax treatment are subject to federal income taxes on distributions received in respect of their shares. Distributions of the Fund's ordinary income and shortterm capital gains are taxable to the shareholder as ordinary income whether received in cash or additional shares. Designated long-term capital gains distributions are taxable as long-term capital gain whether distributed in cash or additional shares and regardless of how long the Investor has owned shares of the Fund; however, a loss recognized from the sale of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate, depending on the holding period in the portfolio investments. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Investors should consult with their tax advisers for additional information concerning the federal, state and local tax consequences of purchasing shares of a Fund.

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually or at other times as necessary to meet regulatory requirements. Distributions shall be paid in full and fractional shares of the applicable Class of the applicable Fund at net asset value on the first Business Day after the record date for the distribution, unless, subject to such terms and conditions of any underlying Plan Documents or any administrative services or other agreement with the Adviser, the Investor has elected to receive dividend payments in cash.

INVESTMENT PERFORMANCE

The Trust commenced operations on October 3, 1994 subsequent to the transfer of assets by each of seven SIAs to the Fund having corresponding investment objectives, policies and limitations in exchange for shares of such Fund. While the SIAs continue to exist, their assets consist solely of shares of the corresponding Fund. Except for the seed capital provided by MassMutual, each Fund's portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding SIA immediately prior to the transfer.

The SIAs are not registered investment companies as they each are exempt from registration under the 1940 Act. Since, in a practical sense, the SIAs constitute "predecessors" of the Funds, the Trust calculates the performance for each Class of each Fund for periods commencing prior to the transfer of the SIA assets to the Funds by including the corresponding SIA's total return adjusted to reflect the deduction of fees and expenses applicable to each Class as set forth (1) in the case of Class A and Class Y shares, under "Expense Information," and (2) in the case of Class S shares, in the Fee Table of the Trust's initial prospectus which was effective October 3, 1994. The anticipated expenses of the Class S shares of each Fund as set forth in the Trust's initial prospectus were as follows: 0.516% for the Prime Fund; 0.519% for the Short-Term Bond Fund; 0.513% for the Core Bond Fund; 0.512% for the Balanced Fund; 0.5067% for the Value Equity Fund; 0.611% for the Small Cap Value Equity Fund; and 1.002% for the International Equity Fund. These fees and expenses include, in the case of Class A shares, Rule 12b-1 fees and contingent deferred sales charges, and in the case of Class S shares, any charges at the SIA level.

Performance data for Class A and Class Y shares for the period from October 3, 1994 until the date on which such class is initially offered for sale will be based on the performance of Class S shares adjusted downward to take into account the deduction of the higher operating expenses to which Class A and Class Y shares are subject. All performance data reflects the management fee waiver in effect for Class S shares through May 1, 1997.

The quoted performance data includes the performance of the SIAs for periods before the Trust's Registration Statement became effective. As noted above, the SIAs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the SIAs had been registered under the 1940 Act, the SIAs performance might have been adversely affected. Employee benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Investors that enter into an administrative services or other agreement with the Adviser may also be subject to certain charges as set forth in their respective agreements. Total return figures would be lower if they reflected these charges.

Each of the Funds from time to time may advertise certain investment performance figures. These figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Funds. All performance information with respect to Class S shares will be provided net of the Fund and any SIA expenses. Each of the Funds may quote yield in conformance with current Securities and Exchange Commission guidelines. Currently, the yield for each Fund refers to the net investment income earned by the Fund over a 30-day period, as defined in the advertisement. This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

Each of the Funds may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining, over a period of time as stated in the advertisement, the average annual compounded rate of return that an investment in the Fund earned over that period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time (as stated in the advertisement), assuming reinvestment of all distributions.

Total return and holding period return differ from yield in that the return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. Total return differs from holding period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

Average Annual Total Return for the periods ended December 31, 1996. All returns
---------------------------
take into account the Adviser's voluntary fee waiver, which is described in the "Financial Highlights" and which terminated on May 1, 1997.


------------------------------------------------------------------------------------------------
                                              1 YEAR
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                 Class A   Class Y   Class S
Prime Fund and its predecessor SIA G                               3.59%     5.04%     5.24%
Short-Term Bond Fund and its predecessor SIA F                     3.92%     5.37%     5.57%
Core Bond Fund and its predecessor SIA E                           1.14%     2.59%     2.80%
Balanced Fund and its predecessor SIA M                           11.17%    12.62%    12.83%
Value Equity Fund and its predecessor SIA A                       18.58%    20.03%    20.24%
Small Cap Value Equity Fund and its predecessor SIA S             21.16%    22.61%    22.82%
International Equity Fund and its predecessor SIA I               16.86%    18.31%    18.51%
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                             3 YEARS
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                 CLASS A   CLASS Y   CLASS S
Prime Fund and its predecessor SIA G                               4.36%     4.81%     5.01%
Short-Term Bond Fund and its predecessor SIA F                     4.67%     5.12%     5.32%
Core Bond Fund and its predecessor SIA E                           4.85%     5.30%     5.51%
Balanced Fund and its predecessor SIA M                           11.26%    11.71%    11.92%
Value Equity Fund and its predecessor SIA A                       17.42%    17.87%    18.08%
Small Cap Value Equity Fund and its predecessor SIA S             11.44%    11.89%    12.10%
International Equity Fund and its predecessor SIA I                5.15%     5.60%     5.80%
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                             5 YEARS
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                 CLASS A   CLASS Y   CLASS S
Prime Fund and its predecessor SIA G                               3.69%     4.14%     4.34%
Short-Term Bond Fund and its predecessor SIA F                     5.45%     5.90%     6.10%
Core Bond Fund and its predecessor SIA E                           6.30%     6.75%     6.96%
Balanced Fund and its predecessor SIA M                           10.08%    10.53%    10.74%
Value Equity Fund and its predecessor SIA A                       14.14%    14.59%    14.80%
Small Cap Value Equity Fund and its predecessor SIA S             12.82%    13.27%    13.48%
International Equity Fund and its predecessor SIA I               12.42%    12.87%    13.07%
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                    10 YEARS (or since inception)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                 CLASS A   CLASS Y   CLASS S
Prime Fund and its predecessor SIA G                               5.25%     5.70%     5.90%
Short-term Bond Fund and its predecessor SIA F (April 30, 1989)    6.88%     7.33%     7.53%
Core Bond Fund and its predecessor SIA E                           7.57%     8.02%     8.23%
Balanced Fund and its predecessor SIA M (October 10, 1987)        10.88%    11.33%    11.54%
Value Equity Fund and its predecessor SIA A                       13.10%    13.55%    13.76%
Small Cap Value Equity Fund and its predecessor SIA S             13.55%    14.00%    14.21%
International Equity Fund and its predecessor SIA I (July 31,
 1991)                                                            12.40%    12.85%    13.05%
------------------------------------------------------------------------------------------------

The quoted performance data includes the performance of the Separate Investment Accounts (SIAs) for the period before the Trust's Registration Statement became effective. The SIAs were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the Act. If the SIAs had been registered under the 1940 Act, their performance may have been adversely affected.

GLOSSARY

CURRENCY TRANSACTIONS: include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap.

DURATION: indicates how interest rate changes will affect a debt instrument's price. As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates fell 1%. The market price of a bond with a duration of four years would be expected to increase or decline twice as much as the market price of a bond with a two-year duration. Duration measures a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flow over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. Determining duration may involve the Adviser's estimates of future economic parameters, which may vary from actual future values.

FOREIGN SECURITIES: include debt, equity, and hybrid instruments, obligations and securities of foreign issuers, including governments of countries other than the United States and companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or foreign over-the-counter markets. Foreign securities also include securities of foreign issuers (i) represented by American Depository Receipts, (ii) traded in the United States over-the-counter markets, or (iii) listed on a U.S. securities exchange.

INVESTOR: includes a plan sponsor, plan fiduciary, trustee, institutional investor, insurance company separate investment account and/or any other person or entity described in the Prospectus as an eligible purchaser of shares, that purchases shares of the Trust and is hereinafter referred to as Investor or collectively referred to as Investors. An Investor that is a separate investment account of MassMutual is referred to as an SIA Investor to the extent it invests in the Trust. Investors that are purchasing shares of a Fund on behalf of a Plan are sometimes referred to as Plan Investors. The term Investor does not include a Plan Participant.

NRSRO: means a nationally recognized statistical rating organization. For a description of the ratings of two NRSROs, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see Appendix A to the Statement of Additional Information. For example, the four investment grade ratings in descending order for debt securities as rated by Moody's are Aaa, Aa, A and Baa -- including Baa3. The four investment grade ratings for debt securities as rated by S&P are AAA, AA, A and BBB -- including BBB-. For commercial paper, Moody's two highest ratings are P-1 and P-2 and S&P's two highest ratings are A-1 and A-2.

PLAN: refers to all defined contribution and defined benefit retirement plans and any other employee retirement arrangement that invests in the Funds, including non-qualified deferred compensation plans and tax sheltered annuity plans.

PLAN ASSETS: assets held by the Plan trustee of a particular Plan.

PLAN PARTICIPANT: includes active, deferred and suspended Plan Participants on whose behalf Plan Assets are invested, as well as any other individual included in the computation of active participants under the appropriate Form 5500 filed with the Internal Revenue Service, if applicable.

PLAN DOCUMENTS: refer to the documents that created and are related to a particular employee retirement benefit plan. These documents might include trust documents, insurance contracts (including group annuity contracts), administrative service agreements and other agreements providing for the provision of services or benefits for the plan and its participants.

U.S. GOVERNMENT SECURITIES: include obligations issued, sponsored, assumed or guaranteed as to principal and interest by the Government of the United States, its agencies and instrumentalities, and securities backed by such obligations, including FHA/VA guaranteed mortgages.

THE NAME MASSMUTUAL INSTITUTIONAL FUNDS IS THE DESIGNATION OF THE TRUST UNDER A DECLARATION OF TRUST DATED MAY 28, 1993, AS AMENDED. THE OBLIGATIONS OF SUCH TRUST ARE NOT PERSONALLY BINDING UPON, NOR SHALL RESORT BE HAD TO THE PROPERTY OF, ANY OF THE TRUSTEES, SHAREHOLDERS, OFFICERS, EMPLOYEES OR AGENTS OF SUCH TRUST, BUT ONLY THE PROPERTY OF THE RELEVANT FUND SHALL BE BOUND.

                        MASSMUTUAL INSTITUTIONAL FUNDS
                               1295 State Street
                       Springfield, Massachusetts 01111


                              INVESTMENT MANAGER

                           MASSACHUSETTS MUTUAL LIFE
                               INSURANCE COMPANY
                               1295 State Street
                       Springfield, Massachusetts 01111


                            INVESTMENT SUB-ADVISERS

                   HARBOURVIEW ASSET MANAGEMENT CORPORATION
                            Two World Trade Center
                           New York, New York 10048

                       DAVID L. BABSON AND COMPANY, INC.
                              One Memorial Drive
                        Cambridge, Massachusetts 02142


                                  DISTRIBUTOR

                      OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                            Two World Trade Center
                           New York, New York 10048


                                SUB-DISTRIBUTOR

                         MML INVESTORS SERVICES, INC.
                               1414 Main Street
                       Springfield, Massachusetts 01144


                       SUB-ADMINISTRATOR, TRANSFER AGENT
                                 and CUSTODIAN

                        INVESTORS BANK & TRUST COMPANY
                             200 Clarendon Street
                         Boston, Massachusetts 02116


                            INDEPENDENT ACCOUNTANTS

                           COOPERS & LYBRAND L.L.P.
                             2300 Bay Bank Tower,
                             1500 Main Street
                       Springfield, Massachusetts 01101


                                 LEGAL COUNSEL

                                 ROPES & GRAY
                            One International Place
                         Boston, Massachusetts 02110

                        MASSMUTUAL INSTITUTIONAL FUNDS
                               1295 State Street
                        Springfield, Massachusetts 01111


                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 1, 1997


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MASSMUTUAL INSTITUTIONAL FUNDS (THE "TRUST") DATED NOVEMBER [ ], 1997 (THE "PROSPECTUS"). TO OBTAIN A PROSPECTUS, CALL YOUR REGISTERED REPRESENTATIVE, AT (413) 788-8411, OR WRITE THE TRUST.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Trust or the Distributor. This Statement of Additional Information and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

This Statement of Additional Information relates to the following Funds:

     .  MassMutual Prime Fund
     .  MassMutual Short-Term Bond Fund
     .  MassMutual Core Bond Fund
     .  MassMutual Balanced Fund
     .  MassMutual Value Equity Fund
     .  MassMutual Small Cap Value Equity Fund
     .  MassMutual International Equity Fund


INFORMATION CONTAINED HEREIN PERTAINING TO THE CLASS A AND CLASS Y SHARES (THE "PENDING SECURITIES") IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THE PENDING SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THE PENDING SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THE PENDING SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


DATED NOVEMBER [ ], 1997

                               TABLE OF CONTENTS
                               -----------------

                                                                            Page
                                                                            ----
GENERAL INFORMATION........................................................  B-3
ADDITIONAL INVESTMENT POLICIES.............................................  B-3
FUNDAMENTAL INVESTMENT RESTRICTIONS........................................  B-8
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS..................................... B-9
MANAGEMENT OF THE TRUST.................................................... B-10
COMPENSATION............................................................... B-14
COMPENSATION TABLE......................................................... B-14
CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES......................... B-15
INVESTMENT MANAGER AND SUB-ADVISERS........................................ B-15
THE DISTRIBUTOR............................................................ B-18
CUSTODIAN, DIVIDEND DISTRIBUTING AGENT AND TRANSFER AGENT.................. B-18
INDEPENDENT PUBLIC ACCOUNTANT.............................................. B-19
PORTFOLIO TRANSACTIONS AND BROKERAGE....................................... B-19
SHAREHOLDER INVESTMENT ACCOUNT............................................. B-20
REDEMPTION OF SHARES....................................................... B-20
VALUATION OF PORTFOLIO SECURITIES.......................................... B-20
DESCRIPTION OF SHARES...................................................... B-21
INVESTMENT PERFORMANCE..................................................... B-21
TAXATION................................................................... B-22
EXPERTS.................................................................... B-24
APPENDIX - DESCRIPTION OF SECURITIES RATINGS............................... B-25
REPORT OF INDEPENDENT ACCOUNTANTS.......................................... B-27
AUDITED FINANCIAL STATEMENTS - DECEMBER 31, 1996........................... B-28
UNAUDITED FINANCIAL STATEMENTS - JUNE 30, 1997............................. B-87

                              GENERAL INFORMATION
                              -------------------


MassMutual Institutional Funds (the "Trust") is a professionally managed, open-end investment company. This Statement of Additional Information describes the following seven separate diversified series of the Trust: (1) MassMutual Prime Fund, (2) MassMutual ShortTerm Bond Fund, (3) MassMutual Core Bond Fund, (4) MassMutual Balanced Fund, (5) MassMutual Value Equity Fund, (6) MassMutual Small Cap Value Equity Fund, and (7) MassMutual International Equity Fund (each individually referred to as a "Fund" or collectively as the "Funds").

The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time (the "Declaration of Trust"). Additional series may be created by the Trustees from time to time. The investment manager for each Fund is Massachusetts Mutual Life Insurance Company ("MassMutual"). The investment sub-adviser for the Value Equity Fund, the Small Cap Value Equity Fund and the Equity Sector of the Balanced Fund is David L. Babson and Company, Inc. ("Babson"). The investment sub-adviser for the International Equity Fund is HarbourView Asset Management Corporation ("HarbourView"). Babson and HarbourView are each indirect subsidiaries of MassMutual. MassMutual, Babson and HarbourView are sometimes referred to herein as the "advisers."

                        ADDITIONAL INVESTMENT POLICIES
                         ------------------------------

Each Fund has a distinct investment objective which it pursues through separate investment policies, as described in the Prospectus and below. The investment objective, fundamental investment policies and fundamental investment restrictions of a Fund may not be changed without the vote of a majority of that Fund's outstanding shares (which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information and in the Prospectus, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). The Board of Trustees of the Trust may adopt new or amend or delete existing non-fundamental investment policies and restrictions without shareholder approval.

The following discussion, when applicable, elaborates on the presentation of each Fund's investment policies contained in the Prospectus. For a description of the ratings of corporate debt securities and money market instruments in which the various Funds may invest, reference should be made to the Appendix.

PRIME FUND

An instrument in which the Prime Fund may invest will be considered to be short-term if its remaining maturity on the date of its purchase is 397 days or less. In the case of a variable or floating rate obligation, the remaining maturity will be deemed to be the period remaining until the next readjustment of the interest rate or until maturity, whichever is less. In the case of an obligation with a demand feature, the remaining maturity will be deemed to be the period remaining until the principal amount may be recovered through the demand provision or until the next readjustment of the interest rate or until maturity, whichever is the shortest.

Certain money market instruments are available only in relatively large denominations, and others may carry higher yields if purchased in relatively large denominations. Also, it is believed by MassMutual that an institutional purchaser of money market instruments who has the ability to invest relatively large sums on a regular basis may have investment opportunities that are not available to those who invest smaller sums less frequently. Certain of the Prime Fund's investment restrictions limit the percentage of the Fund's assets which may be invested in certain industries or in securities of any issuer. Accordingly, if the Fund has relatively small net assets and net cash flow from sales and redemptions of shares, the Fund may be unable to invest in money market instruments paying the highest yield available at a particular time.

SHORT-TERM BOND FUND

The Fund's duration management strategy currently utilizes a quantitative, risk-averse discipline that balances generating a high total rate of return primarily from current income with minimizing fluctuations in capital values. The duration of the portfolio will be lengthened by extending average maturities when sufficient additional yield can be obtained. Conversely, the duration will be shortened when adequate compensation for the additional risk associated with longer maturities cannot be realized.

CORE BOND FUND

The Core Bond Fund's duration management strategy is to match (within 10%) the duration of the Lehman Brothers Government/Corporate Bond Index. MassMutual seeks to add value compared to this index through the use of sector rotation, yield curve management and asset selection. Neither market timing nor interest rate anticipation methods are employed in managing the Fund.

INTERNATIONAL EQUITY FUND

The Trustees are authorized to determine what constitutes a "foreign security" and to modify any such definition as they deem appropriate. Opportunities for longterm capital appreciation will be stressed.

Currency Transactions - The Fund may, but will not necessarily, engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.

FIXED INCOME SECURITIES

While the Prime Fund invests in high quality securities and the Short-Term Bond Fund, the Core Bond Fund and the Core Bond Sector of the Balanced Fund invest in investment grade securities, an investment in these Funds is not without risk. The debt securities in which the Funds invest may not offer as high a yield as may be achieved from lower quality instruments having less safety. If the Prime Fund, the ShortTerm Bond Fund or the Core Bond Fund dispose of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity. If an investment of the ShortTerm Bond Fund or the Core Bond Fund is downgraded below investment-grade level, the adviser will normally dispose of such security in a reasonable period of time. In special circumstances the adviser may determine that it is in the Fund's best interest to continue to hold the security.

WARRANTS AND RIGHTS

A warrant typically gives the holder the right to purchase underlying stock at a specified price for a designated period of time. Warrants may be a relatively volatile investment. The holder of a warrant takes the risk that the market price of the underlying stock may never equal or exceed the exercise price of the warrant. A warrant will expire without value if it is not exercised or sold during its exercise period. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends, and have no rights to the assets of the issuer.

The Equity Sector of the Balanced Fund, the Value Equity Fund, the Small Cap Value Equity Fund and the International Equity Fund may each invest up to 5% of the value of their respective assets in warrants in an effort to build a position in the underlying common stocks and, of such 5%, no more than 2% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

In a repurchase agreement transaction, a Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities and which must meet the credit requirements set by the Trust's Board of Trustees from time to time) for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these agreements run from day to day, and delivery pursuant to the resale agreement typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the 1940 Act, collateralized by the underlying security. A Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the loan. Additionally, a Fund's adviser will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying securities to the seller's estate.

A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. A Fund engaging in reverse repurchase agreements will maintain a segregated account with its custodian containing cash or liquid securities, having a current market value at all times in an amount sufficient to repurchase securities pursuant to outstanding reverse repurchase agreements. Reverse repurchase agreements are borrowings subject to Restriction (2) under "Fundamental Investment Restrictions."

CERTAIN DEBT SECURITIES

Some U.S. Government Securities are backed by the full faith and credit of the U.S. Government; others are secured by the right of the issuer to borrow from the U.S. Treasury; while others are supported only by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. Government will pay interest and principal on securities on which it is not legally obligated to do so.

The Funds will limit their investments in certificates of deposit and bankers' acceptances to U.S. dollar denominated obligations of U.S. banks and savings and loan associations, London branches of U.S. banks ("Eurodollar obligations") and U.S. branches of foreign banks ("Yankeedollar obligations"). In the case of foreign banks, the $1 billion deposit requirement will be computed using exchange rates in effect at the time of the banks' most recently published financial statements. Eurodollar obligations and Yankeedollar obligations will not be acquired if as a result more than 25% of a Fund's net assets would be invested in such obligations. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial recordkeeping standards as, domestic banks.

SECURITIES LENDING

A Fund may seek additional income by making loans of portfolio securities of not more than 33% of its net assets taken at current market value. Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. The terms of a Fund's loans must also meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

HEDGING INSTRUMENTS AND DERIVATIVES

The Funds currently may use the hedging instruments and derivatives discussed below. In the future, a Fund may employ hedging instruments and strategies that are not currently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

(1) FORWARD CONTRACTS -- Each Fund may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time of delivery the securities may be worth more or less than the purchase or sale price. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual deems it appropriate to do so. The Funds may realize short-term gains or losses upon the sale of forward contracts. If a Fund enters into a forward contract, it will establish a segregated account with its custodian consisting of cash or liquid securities, having a current market value equal to or greater than the aggregate amount of that Fund's commitment under forward contracts (that is, the purchase price of the underlying security on the delivery date). As an alternative to maintaining all or part of the segregated account, a Fund could buy call or put options to "cover" the forward contracts. A Fund will not enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts.

(2) CURRENCY TRANSACTIONS -- Each Fund may engage in currency transactions with counterparties in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. Further, the International Equity Fund may engage in currency transactions to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.


Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's"), respectively, or that have an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the adviser.

The International Equity Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures, and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. For example, if the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the adviser considers that the Austrian schilling is linked to the German deutsche mark (the "D-mark"), the Fund holds securities denominated in schillings and the adviser believes that the value of schillings will decline against the U.S. dollar, the adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present during the particular time that the Fund is engaging in proxy hedging.

(3) RISKS REGARDING HEDGING INSTRUMENTS AND DERIVATIVES

Some of the general risks associated with hedging and the use of derivatives include: (a) the possible absence of a liquid secondary market for any particular hedging instrument at any time; (b) these instruments can be highly volatile; and (c) the possible need to defer closing out certain positions to avoid adverse tax consequences. More specific risks are set forth below.

     (A) FORWARD CONTRACTS: Forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Funds' other assets.

     (B) CURRENCY TRANSACTIONS: Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

RESTRICTED AND ILLIQUID SECURITIES

None of the Funds currently expect to invest in restricted or illiquid securities, although, as a non-fundental policy, each Fund may invest no more than 15% of its net assets in illiquid securities. However, this policy does not limit the purchases of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, provided that such securities are determined to be liquid by the Board of Trustees, or the adviser if such determination is pursuant to Board-approved guidelines. Such guidelines shall take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing fair value.

FOREIGN SECURITIES


The International Equity Fund and to a lesser extent each of the other Funds are permitted to invest in foreign securities. With the exception of the International Equity Fund, each Fund intends to invest in foreign securities only if: (i) such securities are U.S. denominated; or (ii) if such securities are not U.S. denominated, the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security. If a Fund's securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the Securities and Exchange Commission (the "SEC"). In buying foreign securities, a Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

SHORT SALES AGAINST-THE-BOX

Selling short "against-the-box" refers to the sale of securities actually owned by the seller but held in safekeeping. In such short sales, while the short position is open, a Fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of securities sold short. Short sales against-the-box generally produce current recognition of gain for federal income tax purposes on the constructive sale of securities "in the box" prior to the time the short position is closed out. None of the Funds currently intend to engage in short sales against-the-box.

INVESTMENT BASKET

Notwithstanding any Fund's fundamental investment restrictions (except those imposed as a matter of law), the Board of Trustees may authorize one or more of the Funds to invest in any security or investment-related instrument, or to engage in investment-related transactions or practices, such as newly developed debt securities or hedging programs, provided that the Board of Trustees has determined that to do so is consistent with the Fund's investment objectives and policies and has adopted reasonable guidelines for use by the Fund's advisers, and provided further that at the time of making such investment or entering into such transaction, such investments or instruments account for not more than 10% of the Fund's total assets. The Trust has no current intention of using this investment basket authority.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS
                      -----------------------------------

Each Fund is subject to certain fundamental restrictions on its investments, which may not be changed without the affirmative vote of a majority of the outstanding shares of that Fund. Investment restrictions that appear below or elsewhere in this Statement of Additional Information and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. The Trust may not, on behalf of any Fund:

     (1) Purchase any security (other than U.S. Treasury securities or U.S. Government Securities) if as a result, with respect to 75% of the Fund's assets, more than 5% of the value of the total assets (determined at the time of investment) of a Fund would be invested in the securities of a single issuer.

     (2) Borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of a Fund's assets, except that a Fund may enter into reverse repurchase agreements or roll transactions. For purposes of calculating this limitation, entering into portfolio lending agreements shall not be deemed to constitute borrowing money. A Fund would not make any additional investments while its borrowings exceeded 5% of its assets.

     (3) Issue senior securities (as defined in the 1940 Act) except for securities representing indebtedness not prevented by paragraph (2) above.

     (4) Make short sales, except for sales "against the box."

     (5) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under applicable laws.

     (6) Invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs, real estate or real estate mortgage loans. This restriction does not prevent a Fund from purchasing readily marketable securities secured or issued by companies investing or dealing in real estate and by companies that are not principally engaged in the business of buying and selling such leases, rights, contracts or programs.

     (7) Purchase physical commodities or commodity contracts (except futures contracts, including but not limited to contracts for the future delivery of securities and futures contracts based on securities indices).

     (8) Make loans other than by investing in obligations in which a Fund may invest consistent with its investment objective and policies and other than repurchase agreements and loans of portfolio securities.

     (9) Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of the total assets of the Fund except in connection with permitted transactions in options, futures contracts and options on futures contracts, reverse repurchase agreements and securities lending.

     (10) Purchase any security (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities) if, as a result, a Fund would hold more than 10% of the outstanding voting securities of an issuer.

     (11) Purchase or retain securities of any issuer if, to the knowledge of the Trust, more than 5% of such issuer's securities are beneficially owned by officers and trustees of the Trust or officers and directors of its adviser who individually beneficially own more than 1/2 of 1% of the securities of such issuer.

Notwithstanding any fundamental investment restriction set forth above or in the Prospectus, each Fund may: (1) engage in hedging transactions, techniques, and practices using forward contracts and similar instruments, to the extent and in a manner permitted by law; and (2) invest in any security or investment-related instrument, or engage in any investment-related transaction or practice, provided that the Board of Trustees has determined that to do so is consistent with the investment objective and policies of the Fund and has adopted reasonable guidelines for use by the Fund's adviser, and provided further that at the time of entering into such investment or transaction, such investments or instruments account for no more than 10% of the Fund's total assets. For the foreseeable future, the Funds do not expect to engage in futures and options transactions or interest rate swap agreements.

                     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
                     --------------------------------------

In addition to the investment restrictions described above and those contained in the Prospectus, the Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

In accordance with such policies and guidelines, each Fund may not:

     (1) Invest for the purpose of exercising control over, or management of, any company.

     (2) Invest in securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition or except shares of money market funds advised by MassMutual or an affiliate thereof. It is expected that a Fund would purchase shares of such money market funds only if arrangements are made to eliminate duplicate advisory and distribution fees.

     (3) To the extent that shares of a Fund are purchased or otherwise acquired by an acquiring company that is part of the same group of investment companies as the Trust in reliance on Section 12(d)(1)(G) of the 1940 Act, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance or Section 12(d)(1)(F) or
     Section 12 (d)(1)(G) of the 1940 Act.

                            MANAGEMENT OF THE TRUST
                            -----------------------

The Trust has a Board of Trustees, a majority of which must not be "Interested Persons" as defined in the 1940 Act. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations during the past five years and other principal business affiliations.

GARY E. WENDLANDT*                    Chairman, Chief Executive Officer
1295 State Street                     and Trustee of the Trust
Springfield, MA 01111

Age: 47

     Chief Investment Officer (since 1993), Executive Vice President (since
     1992), Senior Vice President (1983-1992), MassMutual; Chairman (since
     1995), Vice Chairman (1993-1995) and President (1988-1993), MML Series Investment Fund (openend investment company); Chairman (since 1995), President (1983-1995) and Trustee: MassMutual Corporate Investors and Chairman (since 1995), President (1988-1995) and Trustee, MassMutual Participation Investors (closed-end investment companies); Chairman (since
     1996), Antares Leveraged Capital Corp. (finance company); Chairman, HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (investor in MassMutual High Yield Partners LLC); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Director (since 1990), Oppenheimer Acquisition Corporation (investment advisory holding company); Supervisory Director (since 1991) MassMutual/Carlson CBO N.V. (collateralized bond fund); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Chairman (since 1994) and Director (since 1993), MML Realty Management Corporation; Chairman (since 1994) and Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company); Director (since 1992), Merrill Lynch Derivative Products, Inc.; Chairman (1994-1995) and Director (19931995), MML Real Estate Corporation.

RONALD J. ABDOW                       Trustee of the Trust
1400 Elm Street
West Springfield, MA 01089

Age: 66

     President, Abdow Corporation (operator of restaurants); General Partner, Grove Investment Group (apartment building syndicator); Trustee, Abdow G&R Trust and Abdow G&R Co. (owners and operators of restaurant properties); Partner, Abdow Partnership, Abdow Auburn Associates, and Abdow Hazard Associates (owners and operators of restaurant properties); Trustee (since
     1993) MML Series Investment Fund (open-end investment company).

RICHARD H. AYERS                      Trustee of the Trust
1000 Stanley Drive
New Britain, CT 06053

Age: 55

     Adviser to Chairman (since 1997), Chairman and Chief Executive Officer (1989-1996) and Director (since 1985), The Stanley Works (manufacturer of tools, hardware, specialty hardware and specialty hardware products); Director (since 1986), Southern New England Telecommunications Corp.; Director, (since 1988) Perkin Elmer Corp.; Advisory Board Member (since
     1996), MML Series Investment Fund (openend investment company).

---------------
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

MARY E. BOLAND                        Trustee of the Trust
67 Market Street
Springfield, MA 01118

Age: 58

     Attorney at Law, Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee, MML Series Investment Fund (open-end investment company).

DAVID E.A. CARSON                     Trustee of the Trust
850 Main Street
Bridgeport, CT 06604

Age: 63

     President and Chief Executive Officer (since 1985), People's Bank; Director, United Illuminating Co.; Trustee, American Skandia Trust (open-end investment company). Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).

RICHARD G. DOOLEY*                    Trustee of the Trust
1295 State Street

Springfield, Massachusetts 01111
Age: 68

     Consultant (since 1993), Executive Vice President and Chief Investment Officer (1978-1993), MassMutual; Director (since 1996), Investment Technology Group Inc.; Director, The Advest Group, Inc. (financial services holding company), Hartford Steam Boiler Inspection and Insurance Co., New England Education Loan Marketing Corporation; Director (since 1992), Kimco Realty Corp. (shopping center ownership and management); Director (since
     1993), Jefferies Group, Inc. (financial services holding company); Director and Vice President, Oppenheimer Acquisition Corporation (investment advisory holding company); Vice Chairman (since 1995), Chairman (1982-
     1995), MassMutual Corporate Investors, and Vice Chairman (since 1995), Chairman (1988-1995), MassMutual Participation Investors (closed-end investment companies); Director (1993-1995), Luxonen S.A. (Swedish investment fund); Supervisory Director (1991-1995), MassMutual/Carlson CBO N.V. (collateralized bond fund); Director (1984-1993), MML Real Estate Corporation (real estate management subsidiary of MassMutual Holding Company) and MML Realty Management Corporation (subsidiary of MassMutual Holding Company to manage real estate projects); Vice Chairman (since
     1995), Chairman (1988-1995), MML Series Investment Fund (openend investment company).

RICHARD W. GREENE                     Trustee of the Trust
University Of Rochester
Rochester, NY  14627

Age: 62

     Executive Vice President and Treasurer (since 1986), University of Rochester (private university). Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).

BEVERLY C.L. HAMILTON                 Trustee of the Trust
515 South Flower Street
Los Angeles, CA  90017

Age: 51

     President (since 1991), ARCO Investment Management Co.; Vice President (since 1991), Atlantic Richfield Company; Director (since 1992), Connecticut Natural Gas; Director (since 1991), Emerging Markets Growth Fund (closed-end investment company). Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).


---------------
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

F. WILLIAM MARSHALL, JR.              Trustee of the Trust
1441 Main Street
Springfield, MA 01102-3034
Age: 55

     President, Chief Executive Officer and Director (since 1993), SIS Bank (formerly, Springfield Institution for Savings); Chairman and Chief Executive Officer (1990-1993), Bank of Ireland First Holdings, Inc. and First New Hampshire Banks; Trustee (since 1996), MML Series Investment Fund (open-end investment company).

CHARLES J. MCCARTHY                   Trustee of the Trust
181 Eton Road
Longmeadow, MA 01106
Age: 74

     Proprietor, Synectics Financial Company (venture capital activities, business consulting and investments); Trustee, MML Series Investment Fund (open-end investment company).

JOHN V. MURPHY*               Trustee of the Trust
1295 State Street
Springfield, Massachusetts 01111
Age: 48

     Executive Vice President (since 1997) of MassMutual; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated; Chief Operating Officer (1993-1996), Concert Capital Management, Inc.; Senior Vice President and Director (since 1995), Potomac Babson Incorporated; Chief Financial Officer (1985-
     1993), Liberty Financial Companies (financial services).

JOHN H. SOUTHWORTH                    Trustee of the Trust
195 Eton Road
Longmeadow, MA 01106
Age: 70

     Chairman (since 1993) and President (1984-1992), Southworth Company (manufacturer of paper and calendars); Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee, MML Series Investment Fund (open-end investment company).

STUART H. REESE               President of the Trust
1295 State Street
Springfield, MA 01111
Age: 42

     Chief Executive Director (since 1997), Senior Vice President (1993-1997), MassMutual; President (since 1993), MML Series Investment Fund; President (since 1995), Executive Vice President (1993-1995), MassMutual Corporate Investors and MassMutual Participation Investors (close-end investment companies); Director (since 1996), Antares Leveraged Capital Corp. (finance company) and Charter Oak Capital Management, Inc. (investment adviser); President and Director (since 1996) HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC), and MMHC Investment, Inc. (investor in MassMutual High Yield Partners LLC); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Supervisory Director (since 1994), MassMutual/Carlson CBO (collateralized bond fund); Director and Member of Investment Committee (since 1994), MML Bay State Life Insurance Company (wholly-owned insurance subsidiary of MassMutual); Director and Member of Investment and Auditing Committees, MML Pension Insurance Company (wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.); Director (since 1994), Pace Industries (aluminum die caster); Vice President and Managing Director (1990-1992), Capital Markets Group of Aetna Life & Casualty Company; Chairman and President (1990-1993), Aetna Financial Services, Inc.

---------------
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

HAMLINE C. WILSON             Vice President and Chief Financial
1295 State Street             Officer of the Trust
Springfield, MA 01111
Age: 60

     Senior Managing Director (since 1996), Vice President and Managing Director (1989-1996), MassMutual; Vice President and Chief Financial Officer, MML Series Investment Fund, MassMutual Corporate Investors and MassMutual Participation Investors.

STEPHEN L. KUHN               Vice President and Secretary
1295 State Street             of the Trust
Springfield, MA 01111
Age: 50

     Vice President and Associate General Counsel (since 1992), Second Vice President and Associate General Counsel (1988-1992), MassMutual; Vice President and Secretary, MML Series Investment Fund, MassMutual Participation Investors and MassMutual Corporate Investors; President, MassMutual/Carlson CBO Incorporated; Chief Legal Officer and Assistant Secretary (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Assistant Secretary (since 1997), Oppenheimer Acquisition Corporation (investment advisor holding company).

CHARLES C. MCCOBB, JR.                Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 53

     Managing Director (since 1997), MassMutual; Managing Director/Vice President (1994-1997) Citicorp; Managing Director/Vice President (1973-
     1994) Aetna Life & Casualty Company.

EDMOND F. RYAN                Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 49

     Senior Vice President (since 1995), Vice President (1985-1995) MassMutual.

RAYMOND B. WOOLSON                    Treasurer of the Trust
1295 State Street
Springfield, MA 01111
Age: 38

     Senior Managing Director (since 1996), Second Vice President (1992-1996), Director/Fund Account Administration (1989-1992), MassMutual; Treasurer, MassMutual Corporate Investors and MassMutual Participation Investors; Treasurer (since 1996), MML Series Investment Fund (openend investment company).

MARK B. ACKERMAN              Comptroller of the Trust
1295 State Street
Springfield, MA 01111
Age: 32

     Investment Director (since 1996), Associate Director (1993-1996), MassMutual; Controller (since 1997) Associate Treasurer (1995-1997), MassMutual Participation Investors and MassMutual Corporate Investors; Comptroller (since 1997), Associate Treasurer (1995-1996), MML Series Investment Fund (openend investment company).

The Audit Committee makes recommendations to the Trustees as to the engagement or discharge of the Trust's independent auditors, supervises investigations into matters relating to audit functions, reviews with the Trust's independent auditors the results of the audit engagement, and considers the audit fees. The Nominating Committee consists of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or any adviser and considers making all nominations for non-interested members of the Board of Trustees. The selection and nomination of management nominees for such vacancies is committed to the discretion of the Nominating Committee. The Investment Pricing Committee determines the fair value of securities for which market quotations are not readily available.

                                  COMPENSATION
                                  ------------

The Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $2,000 per quarter plus $2,000 per meeting attended. Such Trustees who serve on the Audit Committee of the Trust are paid an additional fee of $1,000 per year. Such Trustees who serve on the Nominating Committee or the Investment Pricing Committee are paid an additional fee of $500 per meeting attended. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.

                               COMPENSATION TABLE
                               ------------------

The following table discloses the compensation paid to the Registrant's non-interested trustees for the 1996 fiscal year. The Registrant has no pension, retirement, or deferred compensation plans. All of the non-interested Trustees also serve as Trustees or Advisory Board Members of one other investment company managed by MassMutual. Total Compensation from Registrant and Fund Complex reflects compensation paid in the 1996 fiscal year.


------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMPENSATION
                                                     AGGREGATE                         FROM REGISTRANT AND
            NAME/POSITION                  COMPENSATION FROM REGISTRANT                   FUND COMPLEX
------------------------------------------------------------------------------------------------------------
Ronald J. Abdow
Trustee                                              $16,000                                $32,000
------------------------------------------------------------------------------------------------------------
Richard H. Ayers
Trustee                                              $ 2,000                                  6,000
------------------------------------------------------------------------------------------------------------
Mary E. Boland
Trustee                                               16,000                                 32,000
------------------------------------------------------------------------------------------------------------
David E.A. Carson
Trustee                                                2,000                                  6,000
------------------------------------------------------------------------------------------------------------
Richard W. Greene
Trustee                                                2,000                                  6,000
------------------------------------------------------------------------------------------------------------
Beverly C.L. Hamilton
Trustee                                                2,000                                  6,000
------------------------------------------------------------------------------------------------------------
F. William Marshall, Jr.
Trustee                                               12,000                                 23,333
------------------------------------------------------------------------------------------------------------
Charles J. McCarthy
Trustee                                               17,000                                 34,000
------------------------------------------------------------------------------------------------------------
John H. Southworth
Trustee                                               17,000                                 73,246
------------------------------------------------------------------------------------------------------------

The officers and Trustees of the Trust as a group own less than 1% of any series of outstanding shares of the Trust.

The Trust's shareholders have the right, upon the declaration in writing or vote of at least two-thirds of the votes represented by its outstanding shares, to remove a Trustee. The Trustees shall call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of shares representing at least 10% of all of the votes represented by all outstanding shares of the Trust. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures for a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by the form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books of the Trust, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing regarding the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections, or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any such objections or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall be voted in the aggregate as a single class without regard to Fund or class, except that: (i) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more of the Funds or classes materially differently, shares will be voted by individual Fund or class; and (ii) when the Trustees have determined that any matter affects only the interests of one or more Funds or classes, then only shareholders of such Fund or class shall be entitled to vote thereon. Shareholder inquiries should be directed to MassMutual Institutional Funds, 1295 State Street, Springfield, MA 01111.

               CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES
               -------------------------------------------------

MassMutual may be deemed a control person of the Trust in that certain of its separate investment accounts and its provision of seed money for the Trust together constitute 100% of the shares of each class of each Fund of the Trust as of September 30, 1997.

                       INVESTMENT MANAGER AND SUBADVISERS
                       ----------------------------------

INVESTMENT MANAGER

MassMutual serves as investment manager to each Fund pursuant to an Investment Management Agreement with the Trust on behalf of each Fund dated September 30, 1994 (each an "Advisory Agreement"). Under each Advisory Agreement, MassMutual is obligated to provide for the management of each Fund's portfolio of securities and makes investment decisions with respect to the purchase and sale of investments for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund and the Prime and Core Bond Sectors of the Balanced Fund, subject to policies established by the Trustees of the Trust and in accordance with each Fund's investment objective, policies and restrictions as set forth herein and in the Prospectus.

Each Advisory Agreement may be terminated at any time without the payment of any penalty by the Trustees, or by vote of a majority of the outstanding shares of the Fund, or by MassMutual, on sixty days' written notice. In addition, each Advisory Agreement automatically terminates if it is assigned or if its continuance is not specifically approved at least annually (1) by the affirmative vote of a majority of the Trustees or by the affirmative vote of a majority of the Fund's shares, and (2) by an affirmative vote of a majority of the Trustees who are not "interested persons" (as defined in the1940 Act) of the Trust. Under the terms of each Advisory Agreement, a Fund recognizes MassMutual's control of the name "MassMutual" and the Trust agrees that its right to use such name is non-exclusive and can be terminated by MassMutual at any time. MassMutual's liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

MassMutual also serves as investment adviser to: MassMutual Corporate Investors and MassMutual Participation Investors, closed-end management investment companies; MML Money Market Fund, MML Equity Fund, MML Managed Bond Fund, MML Blend Fund, and MML Equity Index Fund, which are series of MML Series Investment Fund, an open-end management investment company; certain wholly owned subsidiaries of MassMutual; MassMutual/Carlson CBO N.Y., a corporation that issued Collateralized Bond Obligations on or about May 1, 1991;

MassMutual Corporate Value Partners, a partnership formed in 1994 to provide investment opportunities on a leverage basis in the public or private high yield markets; MassMutual High Yield Partners LLC, a limited liability company formed in 1996 to invest in publicly traded high yield bonds, high yield syndicated bank debt and public convertible securities; and various employee benefit plans.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows: .45% for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund and the Value Equity Fund; .55% for the Small Cap Value Equity Fund; and .85% for the International Equity Fund.

For the last three fiscal periods, the Funds have paid the following amounts as investment advisory fees to MassMutual pursuant to each Advisory Agreement:

                                                           Gross       Waiver**       Net
PRIME FUND
Period ended 12/31/94*                                 $   161,361  $   (15,967)  $  145,394
Year ended 12/31/95                                      1,027,586      (70,814)     956,772
Year ended 12/31/96                                      1,150,292      (89,223)   1,061,069

SHORT-TERM BOND FUND
Period ended 12/31/94*                                     123,543      (12,731)     110,812
Year ended 12/31/95                                        528,655      (39,446)     489,209
Year ended 12/31/96                                        606,206      (47,791)     558,415

CORE BOND FUND
Period ended 12/31/94*                                     231,644      (27,892)     203,752
Year ended 12/31/95                                        964,830      (91,069)     873,761
Year ended 12/31/96                                      1,375,667     (128,270)   1,247,397

BALANCED FUND
Period ended 12/31/94*                                     395,156      (46,523)     348,633
Year ended 12/31/95                                      1,801,770     (165,250)   1,636,520
Year ended 12/31/96                                      2,271,174     (203,071)   2,068,103

VALUE EQUITY FUND
Period ended 12/31/94*                                   1,792,257     (244,445)   1,547,812
Year ended 12/31/95                                      8,289,231     (852,771)   7,436,460
Year ended 12/31/96                                     10,377,627   (1,077,667)   9,299,960

SMALL CAP VALUE EQUITY FUND
Period ended 12/31/94*                                     433,941      (45,051)     388,890
Year ended 12/31/95                                      1,928,743     (155,450)   1,773,293
Year ended 12/31/96                                      2,298,488     (182,305)   2,116,183

INTERNATIONAL EQUITY FUND
Period ended 12/31/94*                                     331,042      (33,401)     297,641
Year ended 12/31/95                                      1,580,088     (170,788)   1,409,300
Year ended 12/31/96                                      2,398,114     (196,769)   2,201,345

*The Funds commenced operations on October 3, 1994.

**MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. See "Financial Highlights" in the Prospectus.

In addition, MassMutual has entered into a separate administrative services agreement ("Administrative Services Agreement") with each Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the Administrative Services Agreements. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of the Fund which range from
 .4752% to .4875% for Class A shares; .2752% to .2875% for Class Y shares; and .0774% to .0777% for Class S shares.

For the last three fiscal periods, the Funds have paid the following amounts as administrative services fees to MassMutual pursuant to each Administrative Services Agreement:

PRIME FUND
Period ended 12/31/94*                                 $   29,307
Year ended 12/31/95                                       186,608
Year ended 12/31/96                                       208,805

SHORT-TERM BOND FUND
Period ended 12/31/94*                                     21,656
Year ended 12/31/95                                        93,087
Year ended 12/31/96                                       106,637

CORE BOND FUND
Period ended 12/31/94*                                     43,535
Year ended 12/31/95                                       181,925
Year ended 12/31/96                                       258,828

BALANCED FUND
Period ended 12/31/94*                                     75,006
Year ended 12/31/95                                       342,532
Year ended 12/31/96                                       431,541

VALUE EQUITY FUND
Period ended 12/31/94*                                    360,634
Year ended 12/31/95                                     1,668,405
Year ended 12/31/96                                     2,088,712

SMALL CAP VALUE EQUITY FUND
Period ended 12/31/94*                                     68,195
Year ended 12/31/95                                       303,658
Year ended 12/31/96                                       361,815

INTERNATIONAL EQUITY FUND
Period ended 12/31/94*                                     38,056
Year ended 12/31/95                                       181,945
Year ended 12/31/96                                       275,670

*The Funds commenced operations on October 3, 1994.

INVESTMENT SUBADVISERS

Securities held by the Funds are also frequently held by MassMutual investment accounts and by other investment companies and accounts for which MassMutual, Babson or HarbourView act as investment adviser or sub-adviser. If the same security is purchased or sold for any Fund and such accounts or companies at or about the same time, such purchases or sales normally will be combined, to the extent practicable, and will be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold for each. In determining the amounts to be purchased and sold, the main factors to be considered will be the investment objectives of the respective portfolios, the relative size of portfolio holdings of the same or comparable security, availability of cash for investment by the various portfolios and the size of their respective investment commitments. It is believed that the ability of the Funds to participate in larger volume transactions will, in most cases, produce better execution for the Funds. In some cases, however, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. It is the opinion of the Trust's management that such execution advantage and the desirability of retaining MassMutual, Babson, and HarborView as advisers of the Funds outweigh the disadvantages, if any, which might result from this procedure.

Babson is a wholly-owned subsidiary of DLB Acquisition Corporation, an indirect, controlled subsidiary of MassMutual. HarbourView is a wholly owned subsidiary of OppenheimerFunds, Inc. ("OFI"), which is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company owned in part by senior management of OFI and ultimately controlled by MassMutual. MassMutual, Babson and HarbourView are each registered with the SEC as investment advisers.

                                THE DISTRIBUTOR
                                ---------------

The Trust's shares are continuously distributed by OppenheimerFunds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated [October 24, 1997]. The Distributor pays commissions to its selling dealers as well as the cost of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with distribution of shares of the Funds. MML Investor Services, Inc. serves as the sub-distributor to the Trust pursuant to an agreement with the Distributor dated September 8, 1997.


     The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of a majority of the shares of the Trust; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of the Trust (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval.

Administrative Services Plans for Class A Shares

     The Trust has adopted, with respect to the Class A shares of each Fund, an Administrative Services Plan (each such plan, a "Plan") pursuant to Rule 12b-1 under the 1940 Act. the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans, by vote cast in person at a meeting called for the purpose of voting on such Plans, approved the Plan on [Date]. Under the terms of each Plan, the Trust is permitted to reimburse, out of the assets attributable to the Class A shares of each applicable Fund, in an amount up to 0.25% on an annual basis of the average aggregate net assets of that class. MassMutual for the provision of services to Class A shareholders by it, the Distributor and investment dealers [and to reimburse certain other distribution related expenses]. These services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Class A shares; assisting investors in completing application forms and selecting dividend and other account options; receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; and answering questions and handling correspondence from shareholders about their accounts.

     Each Plan provides that it may not be amended to materially increase the costs which Class A shareholders may bear under the Plan without the approval of a majority of the outstanding Class A shares of the Fund.

     Each Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by (i) Trustees of the Trust and (ii) Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that the Distributor and MassMutual shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

     The Plans were not in effect prior to the date of this Statement of Additional Information and no payments were made thereunder in prior fiscal periods.




Under 12b-1 plans for classes of shares that no longer exist, the Trust paid distribution and service fees in 1996 of approximately $856 for the Prime Fund, $896 for the Short-Term Bond Fund, $1,098 for the Core Bond Fund, $1,154 for the Balanced Fund, $1,074 for the Value Equity Fund, $1,195 for the Small Cap Value Equity Fund, and $915 for the International Equity Fund, of which approximately $4,897 was paid to the Distributor for distribution services and approximately $2,292 was paid to MassMutual for sales related expenses plans.

            CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT
            -------------------------------------------------------

Investors Bank & Trust Company, located at 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of the Funds' investments (the "Custodian") and is the Funds' transfer agent and dividend disbursing agent (the "Transfer Agent"). The Custodian and the Transfer Agent do not assist in, and are not responsible for, the investment decisions and policies of the Funds.

                         INDEPENDENT PUBLIC ACCOUNTANT
                         -----------------------------

Coopers & Lybrand L.L.P., located at 2300 Bay Bank Tower, 1500 Main Street, Springfield, Massachusetts 01101, is the Trust's independent public accountants.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                      ------------------------------------

Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund which purchases or sells securities on a securities exchange pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the overthecounter markets, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each adviser attempts to achieve this result by selecting brokerdealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Under each Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, an adviser may cause a Fund to pay a broker-dealer which provides brokerage and research services to the adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the adviser's overall responsibilities to the Trust and to its other clients. The term "brokerage and research services" includes; advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Distributor) who were selected to execute transactions on behalf of the Trust and the adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to an adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such brokerdealers, but at present, unless otherwise directed by the Trust, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the adviser. Research provided by brokers is used for the benefit of all of the adviser's clients and not solely or necessarily for the benefit of the Trust. The adviser attempts to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the adviser as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fee that the Trust pays on behalf of each Fund to MassMutual will not be reduced as a consequence of an adviser's receipt of brokerage and research services. To the extent the Trust's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined. Such services would be useful and of value to an adviser in serving both the Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to an adviser in carrying out its obligations to the Trust.

Brokerage commissions paid by the Funds for the fiscal years ended December 31, 1996 and December 31, 1995 and for the period ended December 31, 1994,
respectively, were as follows:   Balanced Fund $115,756, $87,156 and $20,315;
Value Equity Fund $933,716, $643,882 and $128,536; Small Cap Value Equity Fund $430,964, $291,912 and $50,261; and International Equity Fund $1,103,103,
$1,218,802 and $55,656. Approximately $24,000 of the brokerage commissions paid by the Funds for the fiscal year ended December 31, 1996 were paid to Jefferies & Co., Inc. A Trustee of the Trust is a director of the parent company of Jefferies & Co., Inc.

The Prime Fund, ShortTerm Bond Fund and the Core Bond Fund did not incur brokerage commissions during these periods.

                         SHAREHOLDER INVESTMENT ACCOUNT
                         ------------------------------

A Shareholder Investment Account is established for each Investor in the Funds./1/ Each account contains a record of the shares of each Fund maintained by the Transfer Agent. No share certificate will be issued. Whenever a transaction takes place in the Shareholder Investment Account, the Investor will be mailed a statement showing the transaction and the status of the account.

                              REDEMPTION OF SHARES
                              --------------------

With respect to each Fund, the Trustees may suspend the right of redemption, postpone the date of payment or suspend the determination of net asset value (a) for any period during which the New York Stock Exchange ("NYSE") is closed (other than for customary weekend and holiday closing), (b) for any period during which trading in the markets the Fund normally uses is restricted, (c) when an emergency exists as determined by the SEC so that disposal of the Fund's investments or a determination of its net asset value is not reasonably practicable, or (d) for such other periods as the SEC by order may permit for the protection of the Trust's shareholders. While the Trust's Declaration of Trust would permit it to redeem shares in cash or other assets of the Fund or both, the Trust has filed an irrevocable election with the SEC to pay in cash all requests for redemption received from any shareholder if the aggregate amount of such requests in any 90day period does not exceed the lesser of $250,000 or 1% of a Fund's net assets.

                       VALUATION OF PORTFOLIO SECURITIES
                       ---------------------------------

The net asset value per share of each Fund is determined by the Transfer Agent as of the close of the NYSE, currently 4:00 p.m., Eastern Time, on each day the NYSE is open for trading and the Custodian is open for business. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions.

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or in the case of overthecounter securities not so listed, the last reported bid price. Debt securities (other than shortterm obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutionalsize trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at amortized cost unless such value does not

-------------------------------

/1/ "Investor" includes a plan sponsor, plan fiduciary, trustee, institutional investor, insurance company separate investment account and/or any other person or entity described in the Prospectus as an eligible purchaser of shares, that purchases shares of the Trust. An Investor that is a separate investment account of MassMutual is referred to as a "SIA Investor." Investors that are purchasing shares of a fund on behalf of a Plan are sometimes referred to as "Plan Investors." The term Investor does not include a Plan Participant.

represent fair value. All other securities and other assets, including debt securities the prices for which supplied by a pricing agent are deemed by MassMutual not to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including some restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of a Fund will be charged with liabilities directly attributable to such class, and other Fund expenses are to be allocated in proportion to the net asset values of the respective classes.

                             DESCRIPTION OF SHARES
                             ---------------------

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Trust itself would be unable to meet its obligations.

                             INVESTMENT PERFORMANCE
                             ----------------------

The yield of the Prime Fund, the Short-Term Bond Fund and the Core Bond Fund, as well as total return figures for all of the Funds, may be provided in reports, sales literature and advertisements. Any performance information with respect to Class S shares will be provided net of any SIA and Fund expenses.

Yield for each class of shares of such Funds will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

        YIELD = 2 [(a-b + 1)/6/ - 1]
                    -------
                      cd

     Where:   a = dividends and interest earned during the period.
              b = expenses accrued for the period (net of reimbursements, if any).
              c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
              d = the maximum offering price (which is the net asset value) per share on the last day of the period.

Each of the Funds may also advertise its total return for each class of shares. Total return quotations will be based upon a stated period and will be computed by determining the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

                               P(1 + T)/n/  = ERV

     Where:    P = a hypothetical initial payment of $1000.
               T = average annual total return.
               n = number of years.
             ERV = ending redeemable value at the end of the stated period of a hypothetical $1000 payment made at the beginning of the stated period .


The Funds may show total return calculated without giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997 ("Standardized Total Return Without Reduction in Management Fee"). See "Financial Highlights" in the Prospectus. Each investment performance figure will be carried to the nearest hundredth of one percent.

A Fund's yield or total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future. The yield is a function of available interest rates on securities in which the Fund invests, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of the Fund's operating expenses. The yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at returns different from those being earned on current portfolio instruments. Yield may also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments. Total return is a function of the value of the Fund's portfolio securities over time, which may be expected to fluctuate, as well as of income earned by the Fund on such securities and of the Fund's operating expenses.

Set forth below is the yield for Class S shares of the Prime Fund, Short-Term Bond Fund and Core Bond Fund for the 30day period ended June 30, 1997.

                YIELD FOR THE 30-DAY PERIOD ENDED JUNE 30, 1997
                          Class S Shares* (Unaudited)

Fund                              Yield
Prime Fund                        5.44%
Short-Term Bond Fund              5.72%
Core Bond Fund                    6.20%

*Yield for Class A and Y shares may differ due to different expense structures.

                                    TAXATION
                                    --------

Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a "regulated investment company," a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities). If a Fund fails to qualify as a regulated investment company, it will be treated as an ordinary corporation for federal income tax purposes.

As a regulated investment company electing to have its tax liability determined under Subchapter M, in general a Fund will not be subject to federal income tax on its ordinary income or capital gains that are distributed. As a Massachusetts business trust, a Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Designated distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate, depending on the holding period in the portfolio investment.

Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes. Investment income and gains received by a Fund from sources outside the United States might be subject to foreign taxes which are withheld at the source. The effective rate of these foreign taxes cannot be determined in advance because it depends on the specific countries in which its assets will be invested, the amount of the assets invested in each such country and the possible applicability of treaty relief.

The International Equity Fund may be eligible to make an election under Section 853 of the Code so that any of its shareholders subject to federal income taxes will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limits the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. In addition, the ability of shareholders to claim a foreign tax credit is subject to a holding period requirement. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from U.S. taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The International Equity Fund will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries. Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders subject to federal income taxes may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate depending on the Investor's holding period in Fund shares. However, a loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. The state and local tax effects of distributions received from a Fund, and any special tax considerations associated with foreign investments of the Fund, should be examined by investors with regard to their own tax situation.

A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will make up a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action. This discussion of the federal income tax treatment of the Fund and its shareholders does not describe in any respect the tax treatment of any particular arrangement, e.g., tax-exempt trusts or insurance products, pursuant to which or by which investments in the Fund may be made.

                                    EXPERTS
                                    -------

The financial statements of the MassMutual Prime Fund, MassMutual Short-Term Bond Fund, MassMutual Core Bond Fund, MassMutual Balanced Fund, MassMutual Value Equity Fund, MassMutual Small Cap Value Equity Fund, and MassMutual International Equity Fund included in this Statement of Additional Information for each period through December 31, 1996 have been included herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

THE NAME MASSMUTUAL INSTITUTIONAL FUNDS IS THE DESIGNATION OF THE TRUSTEES UNDER A DECLARATION OF TRUST DATED MAY 28, 1993, AS AMENDED FROM TIME TO TIME. THE OBLIGATIONS OF SUCH TRUST ARE NOT PERSONALLY BINDING UPON, NOR SHALL RESORT BE HAD TO THE PROPERTY OF ANY OF THE TRUSTEES, SHAREHOLDERS, OFFICERS, EMPLOYEES OR AGENTS OF SUCH TRUST, BUT ONLY THE PROPERTY OF THE RELEVANT FUND SHALL BE BOUND.

                  APPENDIX - DESCRIPTION OF SECURITIES RATINGS

Although the ratings of fixed-income securities by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P and Moody's commercial paper, bond and municipal securities ratings are set forth below.

COMMERCIAL PAPER RATINGS:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. The A, A-1 and A-w categories are described as follows:

 A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

 A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

 A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

 Issuers (or supporting institutions) rated Prime-1 (or P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 (or P-1) repayment ability will normally be evidenced by many of the following characteristics:

  . Leading market positions in well-established industries.
  . High rates of return on funds employed.
  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  . Well-established access to a range of financial markets and assured sources of alternate liquidity.

 Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BOND RATINGS:

S&P describes its four highest ratings for corporate debt as follows:

 AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

 AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

 A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

 The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's describes its four highest corporate bond ratings as follows:

 Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

 A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.

 Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the MassMutual Institutional Funds:


We have audited the accompanying statements of assets and liabilities of the MassMutual Institutional Funds, comprising, respectively, the Prime, Short-Term Bond, Core Bond, Balanced, Value Equity, Small Cap Value Equity and International Equity Funds, (the "Funds"), including the portfolios of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from October 3, 1994 (commencement of operations) through December 31, 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the MassMutual Institutional Funds as of December 31, 1996 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the two years in the period then ended and for the period from October 3, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles.

                     /s/ Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 14, 1997

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1996


                                        Principal
                                         Amount     Market Value
                                         ------     ------------
SHORT-TERM INVESTMENTS - 100.4%
Commercial Paper -- 99.8%
American Brands, Inc.
 5.320% 2/10/1997                      $ 4,925,000  $  4,895,888
Aristar, Inc.
 5.380% 1/28/1997                        4,445,000     4,427,064
Baxter International
 Inc.
 5.500% 3/21/1997                        4,425,000     4,370,622
Burlington Northern
 Santa Fe Corp.
 5.850% 1/30/1997                        8,800,000     8,758,530
Carter Holt Harvey
 Limited
 5.560% 3/11/1997                        5,270,000     5,213,435
Carter Holt Harvey
 Limited
 5.700% 1/10/1997                        3,855,000     3,849,507
Central and South
 West Corporation
 5.520% 1/14/1997                        9,435,000     9,416,193
Comdisco, Inc.
 5.520% 2/13/1997                        4,015,000     3,988,528
Comdisco, Inc.
 5.580% 3/14/1997                        5,000,000     4,944,000
ConAgra, Inc.
 5.500% 2/18/1997                        7,750,000     7,693,167
Cox Enterprises, Inc.
 5.480% 2/24/1997                        4,185,000     4,150,599
Cox Enterprises, Inc.
 5.530% 3/07/1997                        1,250,000     1,237,361
Crown Cork & Seal
 Company Inc.
 5.650% 3/06/1997                        2,865,000     2,836,477
CSX Corporation
 5.470% 1/31/1997                        4,980,000     4,957,299
CSX Corporation
 5.470% 2/14/1997                        4,450,000     4,420,249
Dana Credit
 Corporation
 5.470% 1/21/1997                        4,165,000     4,152,343
Dana Credit
 Corporation
 5.550% 1/10/1997                          890,000       888,765
Dean Witter, Discover
 & Company
 5.380% 1/31/1997                        4,955,000     4,932,785
Dominion Resources,
 Inc.
 5.500% 1/29/1997                        7,000,000     6,970,055
Dominion Resources,
 Inc.
 5.500% 2/20/1997                        2,300,000     2,282,431
Federal Signal Corp.
 5.450% 1/07/1997                        4,670,000     4,665,758
Frontier Corporation
 5.600% 2/14/1997                        5,385,000     5,348,143
General Motors
 Acceptance
 Corporation
 5.822% 2/04/1997                        7,690,000     7,881,516
Illinois Power
 Company
 5.590% 2/12/1997                        1,140,000     1,132,565
Illinois Power
 Company
 5.680% 2/19/1997                        7,800,000     7,739,697
ITT Corporation
 5.720% 2/06/1997                        4,870,000     4,842,144
ITT Corporation
 5.730% 1/13/1997                        4,900,000     4,890,641
Kerr-McGee Credit
 Corporation
 5.700% 2/11/1997                        6,475,000     6,432,966
Lockheed Martin
 Corporation
 5.480% 3/07/1997                        4,700,000     4,652,478
Lockheed Martin
 Corporation
 5.720% 1/24/1997                        2,290,000     2,281,632
Lockheed Martin
 Corporation
 5.750% 2/07/1997                        2,495,000     2,480,256
NYNEX Corporation
 5.420% 3/26/1997                        5,690,000     5,615,651
ORIX Credit Alliance,
 Inc.
 5.530% 2/28/1997                        4,700,000     4,658,125
ORIX Credit Alliance,
 Inc.
 5.550% 1/16/1997                        4,780,000     4,768,947
Praxair, Inc.
 5.450% 2/25/1997                        3,835,000     3,803,069
Praxair, Inc.
 5.450% 2/27/1997                        2,660,000     2,637,046
Praxair, Inc.
 5.450% 3/27/1997                        2,985,000     2,945,532
Public Service
 Company of Colorado
 5.600% 2/07/1997                        4,870,000     4,841,971
Public Service
 Electric and Gas
 Company
 5.520% 1/24/1997                          410,000       408,554
Ralston Purina
 Company
 5.500% 1/06/1997                        1,475,000     1,473,873
Rite Aid Corporation
 5.600% 3/04/1997                        5,510,000     5,456,859
Service Corporation
 International
 5.480% 2/03/1997                        7,170,000     7,133,983
Texas Utilities
 Electric Co.
 5.590% 2/12/1997                        8,800,000     8,742,609
Textron Financial
 Corporation
 5.550% 3/03/1997                        1,325,000     1,312,427
Textron Financial
 Corporation
 5.670% 3/24/1997                        8,700,000     8,589,027
Timken Company
 5.510% 3/04/1997                        5,000,000     4,951,778
Tyson Foods, Inc.
 5.720% 1/22/1997                        2,300,000     2,292,326
Union Camp Corp.
 5.475% 2/26/1997                        3,390,000     3,361,128

                                                                     (Continued)


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                        Principal
                                         Amount     Market Value
                                         ------     ------------
Union Pacific
 Corporation
 5.620% 3/18/1997                      $ 7,635,000  $  7,544,737
UOP
 5.620% 2/26/1997                        1,645,000     1,630,619
UOP
 5.650% 3/05/1997                        7,425,000     7,352,235
UOP
 6.000% 2/10/1997                        3,150,000     3,129,000
Western Resources
 Inc.
 5.470% 2/27/1997                          490,000       485,756
Western Resources
 Inc.
 5.600% 1/15/1997                        8,625,000     8,606,217
Whirlpool Financial
 Corporation
 5.600% 1/17/1997                       10,070,000    10,044,936
                                                    -------------
                                                     258,519,499
                                                    -------------

Discount Note -- 0.6%
Federal Farm Credit
 Bank
 5.230% 8/19/1997                        1,530,000     1,475,260
                                                    -------------

TOTAL SHORT-TERM
INVESTMENTS                                          259,994,759
                                                    =============
(Cost $260,002,847)+

TOTAL INVESTMENTS-- 100.4%                           259,994,759

Other Assets/
(Liabilities) - (0.4%)                                  (933,278)
                                                    -------------

NET ASSETS-- 100.0%                                 $259,061,481
                                                    =============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)











            [The remainder of this page intentionally left blank.]










   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements
--------------------------------------------------------------------------------

                                                               December 31, 1996
                                                               -----------------
Statement of Assets and Liabilities

Assets:
     Short-term investments, at value (cost $260,002,847) (Note 2)............   $       259,994,759
     Cash.....................................................................                 1,293
     Receivables from:
       Fund shares sold.......................................................               967,627
       Investment manager (Note 3)............................................                 9,209
                                                                                 -------------------
         Total assets.........................................................           260,972,888
                                                                                 -------------------

Liabilities:
     Payables for:
       Fund shares redeemed...................................................             1,784,741
       Directors' fees and expenses (Note 3)..................................                 5,177
       Affiliates (Note 3):
         Investment management fees...........................................                95,194
         Administration fees..................................................                17,288
         Service and distribution fees........................................                   220
     Accrued expenses and other liabilities...................................                 8,787
                                                                                 -------------------
         Total liabilities....................................................             1,911,407
                                                                                 -------------------
     Net assets...............................................................   $       259,061,481
                                                                                 ===================

Net assets consist of:
     Paid-in capital..........................................................   $       258,996,044
     Undistributed net investment income......................................                80,676
     Accumulated net realized loss on investments.............................                (7,151)
     Net unrealized depreciation on investments...............................                (8,088)
                                                                                 -------------------
                                                                                 $       259,061,481
                                                                                 ===================
Net assets:
     Class 1..................................................................   $           109,724
                                                                                 ===================
     Class 2..................................................................   $           111,039
                                                                                 ===================
     Class 3..................................................................   $           111,694
                                                                                 ===================
     Class 4..................................................................   $       258,729,024
                                                                                 ===================
Shares outstanding:
     Class 1..................................................................               726.501
                                                                                 ===================
     Class 2..................................................................               734.255
                                                                                 ===================
     Class 3..................................................................               738.294
                                                                                 ===================
     Class 4..................................................................         1,713,473.880
                                                                                 ===================
Net asset value, offering price and
redemption price per share:
     Class 1..................................................................   $            151.03
                                                                                 ===================
     Class 2..................................................................   $            151.23
                                                                                 ===================
     Class 3..................................................................   $            151.29
                                                                                 ===================
     Class 4..................................................................   $            151.00
                                                                                 ===================


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                              Year ended
                                                                           December 31, 1996
                                                                           -----------------
Statement of Operations
Investment income:
     Interest......................................................    $        14,350,850
                                                                       -------------------
Expenses (Note 1):
     Investment management fees (Note 3)...........................              1,150,292
     Custody fees..................................................                 26,962
     Audit and legal fees..........................................                  8,160
     Directors' fees (Note 3)......................................                 15,247
     Fees waived by the investment manager (Note 3)................                (89,223)
                                                                       -------------------
                                                                                 1,111,438
     Administration fees (Note 3):
       Class 1.....................................................                    605
       Class 2.....................................................                    557
       Class 3.....................................................                    344
       Class 4.....................................................                207,299
     Distribution and service fees (Note 3):
       Class 1.....................................................                    699
       Class 2.....................................................                    163
                                                                       -------------------
         Net expenses..............................................              1,321,105
                                                                       -------------------
         Net investment income.....................................             13,029,745
                                                                       -------------------

Realized and unrealized gain (loss):
     Net realized loss on investment transactions..................                 (5,068)
     Net change in unrealized appreciation (depreciation)
       on investments..............................................                 11,447
                                                                       -------------------
         Net realized and unrealized gain..........................                  6,379
                                                                       -------------------
     Net increase in net assets resulting from operations..........    $        13,036,124
                                                                       ===================

                                                                                 Year ended             Year ended
                                                                              December 31, 1996      December 31, 1995
                                                                              -----------------      -----------------
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:
Operations:
     Net investment income..............................................     $        13,029,745    $        12,817,140
     Net realized loss on investment transactions.......................                  (5,068)                (1,781)
     Net change in unrealized appreciation (depreciation)
      on investments....................................................                  11,447                (15,459)
                                                                             -------------------    -------------------
         Net increase in net assets resulting from operations...........              13,036,124             12,799,900
                                                                             -------------------    -------------------

Distributions to shareholders (Note 2):
     From net investment income:
     Class 1............................................................                  (4,288)                (4,178)
     Class 2............................................................                  (4,922)                (4,746)
     Class 3............................................................                  (5,335)                (5,095)
     Class 4............................................................             (13,067,477)           (12,693,331)
                                                                             -------------------    -------------------
         Total distributions from net investment income.................             (13,082,022)           (12,707,350)
                                                                             -------------------    -------------------

Net fund share transactions (Note 5):
     Class 1............................................................                   4,288                  4,178
     Class 2............................................................                   4,922                  4,746
     Class 3............................................................                   5,335                  5,095
     Class 4............................................................               4,838,727             83,297,102
                                                                             -------------------    -------------------
         Increase in net assets from net fund share transactions........               4,853,272             83,311,121
                                                                             -------------------    -------------------
     Total increase in net assets.......................................               4,807,374             83,403,671

Net assets:
     Beginning of period................................................             254,254,107            170,850,436
                                                                             -------------------    -------------------
     End of period (including undistributed net investment income
      of $80,676 and $132,953, respectively)............................     $       259,061,481    $       254,254,107
                                                                             ===================    ===================

   The accompanying notes are an integral part of the financial statements.    7

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                 Class 1
                                                                                              ------------
                                                                           Year ended           Year ended         Period Ended
                                                                            12/31/96             12/31/95           12/31/94+**
                                                                          -----------         ------------         ------------
Net asset value, beginning of period                                      $   151.05          $    150.39          $    150.00
                                                                          -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                         6.09***              6.90 ***             1.02
  Net realized and unrealized gain (loss) on investments                        0.03                (0.01)                0.42
                                                                          -----------         ------------         ------------
   Total income (loss) from investment operations                               6.12                 6.89                 1.44
                                                                          -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                   (6.14)               (6.23)               (1.05)
                                                                          -----------         ------------         ------------
Net asset value, end of period                                            $   151.03          $    151.05          $    150.39
                                                                          ===========         ============         ============
Total Return                                                                    4.05%                4.58%                0.96%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                             $110                 $105                 $101
  Net expenses to average daily net assets#                                     1.65%                1.65%                1.65%*
  Net investment income to average daily net assets                             3.97%                4.48%                4.07%*

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                 1.68%                1.68%                1.69%*

                                                                                                 Class 2
                                                                                              ------------
                                                                           Year ended           Year ended         Period Ended
                                                                            12/31/96             12/31/95           12/31/94+**
                                                                          -----------         ------------         ------------
Net asset value, beginning of period                                      $   151.24          $    150.56          $    150.00
                                                                          -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                         6.96***              7.78 ***             1.16
  Net realized and unrealized gain (loss) on investments                        0.04                (0.02)                0.57
                                                                          -----------         ------------         ------------
   Total income (loss) from investment operations                               7.00                 7.76                 1.73
                                                                          -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                   (7.01)               (7.08)               (1.17)
                                                                          -----------         ------------         ------------
Net asset value, end of period                                            $   151.23          $    151.24          $    150.56
                                                                          ===========         ============         ============
Total Return                                                                    4.63%                5.16%                1.15%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                             $111                 $106                 $101
  Net expenses to average daily net assets#                                     1.10%                1.10%                1.10%*
  Net investment income to average daily net assets                             4.52%                5.03%                4.62%*

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                 1.13%                1.13%                1.14%*

+All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

8  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                   Class 3
                                                                                                ------------
                                                                             Year ended           Year ended         Period Ended
                                                                              12/31/96             12/31/95           12/31/94+**
                                                                            -----------         ------------         ------------
Net asset value, beginning of period                                        $   151.32          $    150.61          $    150.00
                                                                            -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                           7.51***              8.33 ***             1.21
  Net realized and unrealized gain (loss) on investments                          0.05                (0.01)                0.61
                                                                            -----------         ------------         ------------
   Total income (loss) from investment operations                                 7.56                 8.32                 1.82
                                                                            -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                     (7.59)               (7.61)               (1.21)
                                                                            -----------         ------------         ------------
Net asset value, end of period                                              $   151.29          $    151.32          $    150.61
                                                                            ===========         ============         ============
Total Return                                                                      5.00%                5.53%                1.21%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                               $112                 $106                 $101
  Net expenses to average daily net assets#                                       0.75%                0.75%                0.75%*
  Net investment income to average daily net assets                               4.86%                5.38%                4.99%*
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                   0.78%                0.78%                0.79%*


                                                                                                   Class 4
                                                                                                ------------
                                                                             Year ended           Year ended         Period Ended
                                                                              12/31/96             12/31/95           12/31/94+**
                                                                            -----------         ------------         ------------
Net asset value, beginning of period                                        $   151.06          $    150.36          $    150.00
                                                                            -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                           7.85***              8.70 ***             1.55
  Net realized and unrealized gain (loss) on investments                          0.06                (0.02)                0.34
                                                                            -----------         ------------         ------------
   Total income (loss) from investment operations                                 7.91                 8.68                 1.89
                                                                            -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                     (7.97)               (7.98)               (1.53)
                                                                            -----------         ------------         ------------
Net asset value, end of period                                              $   151.00          $    151.06          $    150.36
                                                                            ===========         ============         ============
Total Return@                                                                     5.24%                5.78%                1.26%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                           $258,729             $253,936             $170,548
  Net expenses to average daily net assets#                                     0.5160%              0.5160%              0.5160%*
  Net investment income to average daily net assets                               5.10%                5.61%                5.01%*
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                 0.5509%              0.5468%              0.5605%*

+All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.    9

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1996

                        Principal
                         Amount     Market Value
                         ------     ------------
BONDS & NOTES - 83.9%
ASSET BACKED SECURITIES -- 7.6%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000      $1,000,000  $  1,001,560
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002       1,829,055     1,841,621
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999        357,498       361,520
Ford Credit Auto
 Loan Master Trust,
 Series 1992-1
 6.875% 1/15/1999       1,500,000     1,500,465
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001       2,000,000     2,007,980
Nissan Auto
 Receivables 1994-A
 Grantor Trust,
 Class A
 6.450% 9/15/1999         626,917       628,484
Railcar Trust No.
 1992-1
 7.750% 6/01/2004       1,196,415     1,250,254
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002       2,500,000     2,508,575
                                    ------------

TOTAL ASSET BACKED
SECURITIES                           11,100,459
                                    ------------
(Cost $11,074,953)

CORPORATE DEBT -- 16.1%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006       1,000,000     1,026,480
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009       2,000,000     1,960,000
Analog Devices, Inc.
 6.625% 3/01/2000       1,000,000       987,300
Associates Corporation
 of North America
 6.750% 8/01/2001       1,500,000     1,505,505
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/07/2000       2,000,000     2,012,380
CSC Enterprises 144A
 6.500% 11/15/2001      2,000,000     1,992,380
Ford Motor Credit
 Company
 9.350% 6/10/1997       1,000,000     1,015,200
General American
 Transportation
 Corporation
 6.750% 3/01/2006       1,000,000       971,900
Lockheed Martin
 Corporation
 7.700% 6/15/2008       1,000,000     1,046,230
McDonnell Douglas
 Corporation
 6.875% 11/01/2006      1,000,000       981,260
Norfolk Southern
 Corporation
 7.400% 9/15/2006       1,000,000     1,015,570
NYNEX Capital
 Funding Company
 7.450% 5/01/1997       1,000,000     1,005,680
ORIX Credit Alliance,
 Inc. 144A
 6.480% 4/20/1999       2,000,000     1,997,600
Polaroid Corporation
 7.250% 1/15/1997       1,500,000     1,500,330
Rite Aid Corporation
 6.700% 12/15/2001      1,000,000       998,090
W.R. Grace & Co.
 8.000% 8/15/2004       3,240,000     3,430,253
                                    ------------
TOTAL CORPORATE DEBT                 23,446,158
                                    ------------
(Cost $23,230,308)

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 16.9%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 3.0%
Collateralized Mortgage Obligations -- 2.7%
FHLMC Series 1693
 Class G
 6.000% 7/15/2007       2,000,000     1,946,240
FHLMC Series 1704
 Class PE
 6.000% 7/15/2007       2,000,000     1,972,500
                                    ------------
                                      3,918,740
                                    ------------

Pass-Through Securities -- 0.3%
FHLMC
 4.750% 2/01/1997 -
        9/01/2006         531,541       508,060
                                    ------------
                                      4,426,800
                                    ------------

Federal National Mortgage Association
(FNMA) -- 3.9%
Collateralized Mortgage Obligations -- 2.7%
FNMA Series 1992-86
 Class C
 7.000% 6/25/2003          57,873        57,709
FNMA Series 1993-175
 Class PL
 5.000% 10/25/2002      1,390,909     1,381,770
FNMA Series 1993-71
 Class PG
 6.250% 7/25/2007       2,500,000     2,471,875
                                    ------------
                                      3,911,354
                                    ------------

Pass-Through Securities -- 1.2%
FNMA
 8.000% 5/01/2013         832,639       856,772
FNMA
 9.000% 10/01/2009        864,176       918,023
                                    ------------
                                      1,774,795
                                    ------------
                                      5,686,149
                                    ------------

                                                                     (Continued)

12 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                        Principal
                         Amount     Market Value
                         ------     ------------
Government National Mortgage Association
(GNMA) -- 1.3%
Pass-Through Securities -- 1.3%
GNMA
 8.000% 5/15/2001 -
         11/15/2007    $1,808,533  $  1,868,991
                                   -------------

U.S. Government Guaranteed Notes -- 8.7%
1991-A Jacksonville,
 FL
 8.400% 8/01/1997       1,150,000     1,167,250
1991-A St. Louis, MO
 8.400% 8/01/1997       3,350,000     3,400,250
1994-A Baxter
 Springs, KS
 6.310% 8/01/2001         500,000       497,390
1994-A Detroit, MI
 6.310% 8/01/2001         450,000       447,651
1994-A Jacksonville,
 FL
 6.310% 8/01/2001       1,485,000     1,477,248
1994-A Los Angeles
 County, CA
 6.310% 8/01/2001         225,000       223,826
1994-A Tacoma, WA
 6.310% 8/01/2001         195,000       193,982
1994-A Trenton, NJ
 6.310% 8/01/2001         145,000       144,243
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A
 8.080% 8/01/1998       3,000,000     3,090,000
U.S. Dept. of Housing
 and Urban
 Development, Series
 1996-A
 6.440% 8/01/1999       2,000,000     2,012,500
                                   -------------
                                     12,654,340
                                   -------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                   24,636,280
                                   -------------
(Cost $24,077,001)

                        Principal
                         Amount     Market Value
                         ------     ------------
U.S. TREASURY OBLIGATIONS -- 43.3%
U.S. Treasury Notes
U.S. Treasury Note
 5.750% 8/15/2003    $  6,000,000  $  5,820,000
U.S. Treasury Note
 7.125% 2/29/2000      22,000,000    22,649,660
U.S. Treasury Note
 7.250% 5/15/2004      15,200,000    15,993,288
U.S. Treasury Note
 8.875% 2/15/1999      17,500,000    18,514,475
                                   -------------

TOTAL U.S. TREASURY
OBLIGATIONS                          62,977,423
                                   -------------
(Cost $62,760,329)

TOTAL BONDS & NOTES                 122,160,320
                                   -------------
(Cost $121,142,591)

                        Principal
                         Amount     Market Value
                         ------     ------------
SHORT-TERM INVESTMENTS -- 14.7%
Commercial Paper
Bausch & Lomb Inc.
 5.600% 1/24/1997    $  4,435,000  $  4,419,133
Countrywide Home
 Loans, Inc.
 5.970% 1/14/1997         780,000       778,318
Crown Cork & Seal
 Company Inc.
 5.720% 1/09/1997         490,000       489,377
Crown Cork & Seal
 Company Inc.
 5.830% 2/13/1997       1,480,000     1,469,694
Crown Cork & Seal
 Company Inc.
 5.950% 2/13/1997         520,000       516,304
Dana Credit
 Corporation
 5.650% 1/30/1997         510,000       507,679
Illinois Power
 Company
 5.540% 1/16/1997       5,360,000     5,347,628
NYNEX Corporation
 6.250% 1/03/1997       4,360,000     4,358,486
ORIX Credit Alliance,
 Inc.
 6.080% 2/03/1997       1,210,000     1,203,256
Public Service
 Company of Colorado
 5.550% 1/03/1997         472,000       471,855
Public Service
 Electric and Gas
 Company
 5.600% 1/09/1997       1,840,000     1,837,710
                                   -------------

TOTAL SHORT-TERM
INVESTMENTS                          21,399,440
                                   -------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 98.6%           143,559,760
(Cost $142,542,031)[

Other Assets/
(Liabilities) - 1.4%                  1,973,649
                                   -------------

NET ASSETS-- 100.0%                $145,533,409
                                   -------------

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   The accompanying notes are an integral part of the financial statements.   13

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements
--------------------------------------------------------------------------------

                                                                                      December 31, 1996
                                                                                      -----------------
Statement of Assets and Liabilities

Assets:
     Investments, at value (cost $121,142,591) (Note 2).........................   $       122,160,320
     Short-term investments, at amortized cost (Note 2).........................            21,399,440
                                                                                   -------------------
       Total Investments........................................................           143,559,760
     Cash.......................................................................                 1,576
     Receivables from:
       Fund shares sold.........................................................                25,221
       Interest.................................................................             2,325,244
       Investment manager (Note 3)..............................................                 7,243
                                                                                   -------------------
         Total assets...........................................................           145,919,044
                                                                                   -------------------

Liabilities:
     Payables for:
       Fund shares redeemed.....................................................               305,355
       Directors' fees and expenses (Note 3)....................................                 5,177
       Affiliates (Note 3):
         Investment management fees.............................................                57,775
         Administration fees....................................................                10,156
         Service and distribution fees..........................................                   232
     Accrued expenses and other liabilities.....................................                 6,940
                                                                                   -------------------
         Total liabilities......................................................               385,635
                                                                                   -------------------
     Net assets.................................................................   $       145,533,409
                                                                                   -------------------

Net assets consist of:
     Paid-in capital............................................................   $       144,792,097
     Undistributed net investment income........................................                18,783
     Accumulated net realized loss on investments...............................              (295,200)
     Net unrealized appreciation on investments.................................             1,017,729
                                                                                   -------------------
                                                                                   $       145,533,409
                                                                                   ===================

Net assets:
     Class 1....................................................................   $           115,863
                                                                                   ===================
     Class 2....................................................................   $           117,250
                                                                                   ===================
     Class 3....................................................................   $           118,001
                                                                                   ===================
     Class 4....................................................................   $       145,182,295
                                                                                   ===================
Shares outstanding:
     Class 1....................................................................                11,415
                                                                                   ===================
     Class 2....................................................................                11,544
                                                                                   ===================
     Class 3....................................................................                11,599
                                                                                   ===================
     Class 4....................................................................            14,365,202
                                                                                   ===================
Net asset value, offering price and
redemption price per share:
     Class 1....................................................................   $             10.15
                                                                                   ===================
     Class 2....................................................................   $             10.16
                                                                                   ===================
     Class 3....................................................................   $             10.17
                                                                                   ===================
     Class 4....................................................................   $             10.11
                                                                                   ===================

14 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                              Year ended
                                                                                          December 31, 1996
                                                                                          -----------------
Statement of Operations

Investment income:

     Interest.......................................................................    $         8,783,175
                                                                                        -------------------
Expenses (Note 1):
     Investment management fees (Note 3)............................................                606,206
     Custody fees...................................................................                 15,494
     Audit and legal fees...........................................................                  4,657
     Directors' fees (Note 3).......................................................                 15,247
     Fees waived by the investment manager (Note 3).................................                (47,791)
                                                                                        -------------------
                                                                                                    593,813
     Administration fees (Note 3):
       Class 1......................................................................                    628
       Class 2......................................................................                    577
       Class 3......................................................................                    353
       Class 4......................................................................                105,079
     Distribution and service fees (Note 3):
       Class 1......................................................................                    733
       Class 2......................................................................                    171
                                                                                        -------------------
         Net expenses...............................................................                701,354
                                                                                        -------------------
         Net investment income......................................................              8,081,821
                                                                                        -------------------

Realized and unrealized gain (loss):
     Net realized loss on investment transactions...................................               (274,845)
     Net change in unrealized appreciation (depreciation)
       on investments...............................................................               (384,702)
                                                                                        -------------------
         Net realized and unrealized loss...........................................               (659,547)
                                                                                        -------------------
     Net increase in net assets resulting from operations...........................    $         7,422,274
                                                                                        ===================

   The accompanying notes are an integral part of the financial statements.   15

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                  Year ended             Year ended
                                                                               December 31, 1996      December 31, 1995
                                                                               -----------------      -----------------
Statements of Changes in Net Assets
Increase (Decrease) in Net Assets:
Operations:
     Net investment income                                                     $       8,081,821      $       7,424,141
     Net realized gain (loss) on investment transactions                                (274,845)             2,489,218
     Net change in unrealized appreciation (depreciation)
      on investments                                                                    (384,702)             2,855,699
                                                                               -----------------      -----------------
      Net increase in net assets resulting from operations                             7,422,274             12,769,058
                                                                               -----------------      -----------------
Distributions to shareholders (Note 2):
     From net investment income:
     Class 1                                                                              (5,225)                (5,481)
     Class 2                                                                              (5,891)                (6,066)
     Class 3                                                                              (6,321)                (6,421)
     Class 4                                                                          (8,133,246)            (7,354,246)
                                                                               -----------------      -----------------
      Total distributions from net investment income                                  (8,150,683)            (7,372,214)
                                                                               -----------------      -----------------
     In excess of net investment income:
     Class 1                                                                                  (1)                    --
     Class 2                                                                                  (1)                    --
     Class 3                                                                                  (1)                    --
     Class 4                                                                              (1,569)                    --
                                                                               -----------------      -----------------
      Total distributions in excess of net investment income                              (1,572)                    --
                                                                               -----------------      -----------------
     From net realized gains:
     Class 1                                                                                 (59)                (2,049)
     Class 2                                                                                 (59)                (2,050)
     Class 3                                                                                 (59)                (2,046)
     Class 4                                                                             (71,288)            (2,256,969)
                                                                               -----------------      -----------------
      Total distributions from net realized gains                                        (71,465)            (2,263,114)
                                                                               -----------------      -----------------
Net fund share transactions (Note 5):
     Class 1                                                                               5,285                  7,530
     Class 2                                                                               5,951                  8,116
     Class 3                                                                               6,381                  8,467
     Class 4                                                                          23,078,364             12,933,618
                                                                               -----------------      -----------------
      Increase in net assets from net fund share transactions                         23,095,981             12,957,731
                                                                               -----------------      -----------------
     Total increase in net assets                                                     22,294,535             16,091,461
Net assets:
     Beginning of period                                                             123,238,874            107,147,413
                                                                               -----------------      -----------------
     End of period (including undistributed net investment
       income of $18,783 and $68,862, respectively)                            $     145,533,409      $     123,238,874
                                                                               =================      =================

16 The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights

(For a share outstanding throughout each period)

                                                                                                Class 1
                                                                                             ------------
                                                                          Year ended           Year ended         Period Ended
                                                                           12/31/96             12/31/95           12/31/94**
                                                                         -----------         ------------         ------------
Net asset value, beginning of period                                     $    10.19          $      9.89          $     10.00
                                                                         -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                        0.50                 0.55                 0.09
  Net realized and unrealized gain (loss) on investments                      (0.05)                0.49                (0.11)
                                                                         -----------         ------------         ------------
   Total income (loss) from investment operations                              0.45                 1.04                (0.02)
                                                                         -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                  (0.48)               (0.54)               (0.09)
  From net realized gains                                                     (0.01)               (0.20)                   --
                                                                         -----------         ------------         ------------
   Total distributions                                                        (0.49)               (0.74)               (0.09)
                                                                         -----------         ------------         ------------
Net asset value, end of period                                           $    10.15          $     10.19          $      9.89
                                                                         ===========         ============         ============
Total Return                                                                   4.35%               10.54%               (0.17)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                            $116                 $111                 $100
  Net expenses to average daily net assets#                                    1.65%                1.65%                1.65%*
  Net investment income to average daily net assets                            4.86%                5.20%                5.45%*
  Portfolio turnover rate                                                        61%                 114%                  15%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                               1.68%                1.68%                1.70%*

                                                                                                Class 2
                                                                                             ------------
                                                                          Year ended           Year ended         Period Ended
                                                                           12/31/96             12/31/95           12/31/94**
                                                                         -----------         ------------         ------------
Net asset value, beginning of period                                     $    10.19          $      9.89          $     10.00
                                                                         -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                        0.56                 0.61                 0.10
  Net realized and unrealized gain (loss) on investments                      (0.04)                0.49                (0.11)
                                                                         -----------         ------------         ------------
   Total income (loss) from investment operations                              0.52                 1.10                (0.01)
                                                                         -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                  (0.54)               (0.60)               (0.10)
  From net realized gains                                                     (0.01)               (0.20)                  --
                                                                         -----------         ------------         ------------
   Total distributions                                                        (0.55)               (0.80)               (0.10)
                                                                         -----------         ------------         ------------
Net asset value, end of period                                           $    10.16          $     10.19          $      9.89
                                                                         ===========         ============         ============
Total Return                                                                   5.02%               11.11%               (0.09)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                            $117                 $112                 $101
  Net expenses to average daily net assets#                                    1.10%                1.10%                1.10%*
  Net investment income to average daily net assets                            5.41%                5.75%                5.99%*
  Portfolio turnover rate                                                        61%                 114%                  15%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                               1.13%                1.13%                1.15%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

   The accompanying notes are an integral part of the financial statements.  17

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------
Financial Highlights

(For a share outstanding throughout each period)

                                                                                                      Class 3
                                                                                                   ------------

                                                                                Year ended           Year ended         Period Ended
                                                                                 12/31/96             12/31/95           12/31/94**
                                                                               -----------         ------------         ------------
Net asset value, beginning of period                                           $    10.21          $      9.91          $    10.00
                                                                               -----------         ------------         ------------

Income (loss) from investment operations:
  Net investment income                                                              0.60                 0.64                0.10
  Net realized and unrealized gain (loss) on investments                            (0.05)                0.49               (0.09)
                                                                               -----------         ------------         ------------

   Total income (loss) from investment operations                                    0.55                 1.13                0.01
                                                                               -----------         ------------         ------------

Less distributions to shareholders:
  From net investment income                                                        (0.58)               (0.63)              (0.10)
  From net realized gains                                                           (0.01)               (0.20)                 --
                                                                               -----------         ------------         ------------

   Total distributions                                                              (0.59)               (0.83)              (0.10)
                                                                               -----------         ------------         ------------

Net asset value, end of period                                                 $    10.17          $     10.21          $     9.91
                                                                               ===========         ============         ============

Total Return                                                                         5.28%               11.46%               0.13%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                                  $118                 $112                $100
  Net expenses to average daily net assets#                                          0.75%                0.75%               0.75%*

  Net investment income to average daily net assets                                  5.76%                6.10%               6.36%*
  Portfolio turnover rate                                                              61%                 114%                 15%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                                     0.79%                0.78%               0.80%*



                                                                                                      Class 4
                                                                                                   ------------

                                                                                Year ended           Year ended         Period Ended
                                                                                 12/31/96             12/31/95           12/31/94**
                                                                               -----------         ------------         ------------
Net asset value, beginning of period                                           $    10.15          $      9.85          $    10.00
                                                                               -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                              0.60                 0.66                0.16
  Net realized and unrealized gain (loss) on investments                            (0.03)                0.50               (0.15)
                                                                               -----------         ------------         ------------
   Total income (loss) from investment operations                                    0.57                 1.16                0.01
                                                                               -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                        (0.60)               (0.66)              (0.16)
  From net realized gains                                                           (0.01)               (0.20)                 --
                                                                               -----------         ------------         ------------
   Total distributions                                                              (0.61)               (0.86)              (0.16)
                                                                               -----------         ------------         ------------
Net asset value, end of period                                                 $    10.11          $     10.15          $     9.85
                                                                               ==========          ============         ============
Total Return@                                                                        5.57%               11.77%               0.13%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                              $145,182             $122,904            $106,846
  Net expenses to average daily net assets#                                        0.5190%              0.5190%             0.5190%*

  Net investment income to average daily net assets                                  6.00%                6.32%               6.37%*

  Portfolio turnover rate                                                              61%                 114%                 15%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                                   0.5545%              0.5524%             0.5654%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

18 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1996

                                  Principal
                                   Amount     Market Value
                                   ------     ------------
BONDS & NOTES - 97.0%
ASSET BACKED SECURITIES -- 8.1%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000                 $3,000,000  $  3,004,680
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002                  4,572,639     4,604,053
Daimler-Benz Auto
 Grantor Trust 1995-A,
 Class A
 5.850% 5/15/2002                  2,505,290     2,503,712
Daimler-Benz Vehicle
 Trust 1994-A
 5.950% 12/15/2000                   220,873       221,079
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999                   536,247       542,280
Ford Credit Auto
 Loan Master Trust,
 Series 1992-1
 6.875% 1/15/1999                  2,000,000     2,000,620
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001                  5,000,000     5,019,950
Keystone Auto
 Grantor Trust 1996-B,
 Class A 144A
 6.150% 4/15/2003                  2,801,590     2,799,349
Nissan Auto
 Receivables 1994-A
 Grantor Trust,
 Class A
 6.450% 9/15/1999                  1,253,833     1,256,967
Railcar Trust No.
 1992-1
 7.750% 6/01/2004                  1,395,818     1,458,629
World Omni 1995-A
 Automobile Lease
 Securitization Trust,
 Class A
 6.050% 11/25/2001                 2,835,307     2,838,852

                                  Principal
                                    Amount     Market Value
                                    ------     ------------
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002                  2,650,000     2,659,090
                                               ------------

TOTAL ASSET BACKED
SECURITIES                                      28,909,261
                                               ------------
(Cost $28,855,243)

CORPORATE DEBT -- 33.0%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006                   3,000,000     3,079,440
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009                   4,000,000     3,920,000
American Airlines, Inc.
 9.780% 11/26/2011                  2,000,000     2,277,500
AMR Corporation (D)
 9.000% 8/01/2012                   2,000,000     2,263,880
Analog Devices, Inc. (D)
 6.625% 3/01/2000                   1,500,000     1,480,950
Associates Corporation
 of North America
 6.750% 8/01/2001                   2,000,000     2,007,340
Associates Corporation
 of North America (D)
 7.875% 9/30/2001                   1,500,000     1,573,275
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/04/2000                   1,750,000     1,760,868
BHP Finance (USA)
 Limited
 6.420% 3/01/2026                   3,500,000     3,464,685
Capital Cities/ABC,
 Inc.
 8.875% 12/15/2000                    875,000       944,151
Champion International
 Corporation
 6.400% 2/15/2026                   2,500,000     2,386,725
The Charles Schwab
 Corporation
 6.250% 1/23/2003                   2,500,000     2,409,375
Chrysler Corporation
 10.400% 8/01/1999                  1,500,000     1,537,440

                                    Principal
                                     Amount     Market Value
                                     ------     ------------
CITGO Petroleum
 Corporation
 7.875% 5/15/2006                   1,000,000     1,019,600
Columbia Gas System,
 Inc.
 6.610% 11/28/2002                  3,000,000     2,976,750
Commercial Credit
 Company (D)
 7.750% 3/01/2005                   3,000,000     3,133,380
Continental Airlines,
 Inc., Series 1996-2B
 8.560% 7/02/2014                   1,749,640     1,904,921
Continental Airlines,
 Inc., Series 1996-B
 7.820% 10/15/2013                  2,000,000     2,067,400
Corning Glass Works (D)
 8.875% 3/15/2016                   1,000,000     1,128,240
English China Clays
 Delaware Inc. (D)
 7.375% 10/01/2002                  1,000,000     1,027,760
Equifax Inc.
 6.500% 6/15/2003                   1,000,000       973,260
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006                   1,500,000     1,475,625
FBG Finance Ltd.
 144A
 7.875% 6/01/2016                   3,000,000     3,049,830
Fletcher Challenge Ltd
 7.750% 6/20/2006                   2,000,000     2,074,100
Foster Wheeler
 Corporation
 6.750% 11/15/2005                  2,000,000     1,932,440
General American
 Transportation
 Corporation
 6.750% 3/01/2006                   3,000,000     2,915,700
General Electric
 Capital Corporation
 8.750% 5/21/2007                   1,500,000     1,700,370
General Telephone
 Company of Florida
 7.500% 8/01/2002                   1,000,000     1,011,310
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001                   2,500,000     2,450,000

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.   21

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                        Principal
                         Amount     Market Value
                         ------     ------------
Harrahs Operating Inc.
 8.750% 3/15/2000      $1,100,000  $  1,113,750
Hercules Incorporated (D)
 6.625% 6/01/2003       2,000,000     1,979,860
IMCERA Group Inc. (D)
 6.000% 10/15/2003      1,000,000       957,700
Leucadia National
 Corporation
 7.750% 8/15/2013       2,500,000     2,471,425
Lockheed Martin
 Corporation
 7.700% 6/15/2008       3,000,000     3,138,690
McDonnell Douglas
 Corporation
 6.875% 11/01/2006      3,000,000     2,943,780
McDonnell Douglas
 Corporation (D)
 9.250% 4/01/2002       1,500,000     1,675,350
Newmont Mining
 Corporation
 8.625% 4/01/2002       2,000,000     2,111,380
News America
 Holdings Incorporated
 9.250% 2/01/2013       3,000,000     3,360,870
Norfolk Southern
 Corporation
 7.220% 9/15/2006       3,000,000     3,056,580
Norfolk Southern
 Corporation
 7.400% 9/15/2006       2,000,000     2,031,140
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005       2,000,000     1,970,000
Pearson Inc. 144A
 7.375% 9/15/2006       3,000,000     3,012,900
Penske Truck Leasing
 Co., L.P.
 7.750% 5/15/1999       1,500,000     1,548,210
Ralston Purina
 Company
 7.750% 10/01/2015      2,000,000     2,050,920
Rite Aid Corporation
 6.700% 12/15/2001      2,000,000     1,996,180
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003       2,000,000     2,002,980
Scholastic Corporation
 7.000% 12/15/2003      4,000,000     3,992,280
Thomas & Betts
 Corporation (D)
 8.250% 1/15/2004       2,500,000     2,597,825
Time Warner Inc.
 7.750% 6/15/2005       3,000,000     3,017,790
United Air Lines, Inc.
 10.110% 2/19/2006        939,710     1,040,390
US Air, Inc.
 7.500% 10/15/2009      1,461,057     1,475,667

                        Principal
                         Amount     Market Value
                         ------     ------------
Valassis
 Communications, Inc.
 9.550% 12/01/2003   $  2,000,000  $  2,081,280
Westinghouse Electric
 Corporation
 8.375% 6/15/2002       1,000,000     1,019,670
W.R. Grace & Co.
 8.000% 8/15/2004       5,000,000     5,293,600
                                   ------------
TOTAL CORPORATE DEBT                117,886,532
                                   ------------
(Cost $114,776,584)

NON - U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 1.1%
Collateralized Mortgage Obligation
Prudential Home
 Mortgage Securities
 1993-26 Class A6
 6.750% 7/25/2008       4,000,000     4,008,720
                                   ------------
(Cost $3,955,000)

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 20.2%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 4.6%
Collateralized Mortgage Obligations -- 4.5%
FHLMC Series 1080
 Class D
 7.000% 7/15/2020       2,900,319     2,933,847
FHLMC Series 1322
 Class G
 7.500% 2/15/2007       2,000,000     2,048,120
FHLMC Series 1460
 Class H
 7.000% 5/15/2007       2,000,000     2,020,000
FHLMC Series 1490
 Class PJ
 6.000% 5/15/2007         600,000       589,122
FHLMC Series 1612
 Class PD
 5.750% 5/15/2006       5,000,000     4,915,600
FHLMC Series 1625
 Class EA
 5.750% 3/15/2007       3,500,000     3,436,545
                                   ------------
                                     15,943,234
                                   ------------
Pass-Through Securities -- 0.1%
FHLMC
 9.000% 3/01/2017         368,612       392,225
                                   ------------
                                     16,335,459
                                   ------------
Federal National Mortgage
Association (FNMA) -- 5.6%
Collateralized Mortgage Obligations -- 5.4%
FNMA Series 1989-20
 Class A
 6.750% 4/25/2018       4,267,616     4,107,580
FNMA Series 1992-86
 Class C
 7.000% 6/25/2003         115,745       115,419

                        Principal
                         Amount     Market Value
                         ------     ------------
FNMA Series 1993-134
 Class GA
 6.500% 2/25/2007    $  5,000,000  $  4,964,050
FNMA Series 1993-175
 Class PL
 5.000% 10/25/2002      1,390,909     1,381,770
FNMA Series 1993-191
 Class PD
 5.400% 3/25/2004       1,500,000     1,487,340
FNMA Series 1993-221
 Class D
 6.000% 12/25/2008      2,500,000     2,390,625
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008       5,000,000     4,800,000
                                   ------------
                                     19,246,784
                                   ------------
Pass-Through Securities -- 0.2%
FNMA
 8.000% 5/01/2013         555,094       571,180
                                   ------------
                                     19,817,964
                                   ------------
Government National Mortgage
Association (GNMA) -- 8.3%
Collateralized Mortgage Obligation -- 0.5%
JHM Acceptance
 Corporation Series E
 Class 5
 8.960% 4/01/2019       1,633,748     1,718,491
                                    -----------
Pass-Through Securities -- 7.8%
GNMA
 6.000% 12/20/2025      5,579,916     5,706,355
GNMA
 7.000% 7/20/2025 -
          9/20/2025     5,474,412     5,591,443
GNMA
 7.500% 1/15/2017 -
          6/15/2017     7,142,857     7,188,784
GNMA
 8.000% 4/15/2001 -
          3/15/2008     8,808,388     9,102,855
GNMA
 9.000% 12/15/2004 -
          10/15/2009      500,156       532,822
                                   ------------
                                     28,122,259
                                   ------------
                                     29,840,750
                                   ------------
U.S. Government Guaranteed Notes -- 1.7%
1994-A Baxter
 Springs, KS
 5.930% 8/01/1999         700,000       696,500
1994-A Erie, PA
 5.930% 8/01/1999       1,590,000     1,582,050
1994-A Los Angeles
 County, CA
 5.930% 8/01/1999         190,000       189,050

                                                                     (Continued)

22 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                        Principal
                         Amount     Market Value
                         ------     ------------
1994-A Montgomery
 County, PA
 5.930% 8/01/1999      $  150,000  $    149,250
1994-A Pohatcong
 Township, NJ
 5.930% 8/01/1999         255,000       253,725
1994-A Rochester, NY
 5.930% 8/01/1999         135,000       134,325
1994-A Sacramento,
 CA
 5.930% 8/01/1999          60,000        59,700
1994-A Santa Ana,
 CA
 5.930% 8/01/1999         920,000       915,400
U.S. Dept. of Housing
 and Urban
 Development, Series
 1996-A
 6.670% 8/01/2001       2,000,000     2,020,000
                                   ------------
                                      6,000,000
                                   ------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                   71,994,173
                                   ------------
(Cost $70,455,483)

U.S. TREASURY OBLIGATIONS -- 34.6%
U.S. Treasury Bonds -- 15.4%
U.S. Treasury Bond
 7.250% 5/15/2016      20,700,000    21,857,958
U.S. Treasury Bond
 8.875% 8/15/2017      26,750,000    33,040,530
                                   ------------
                                     54,898,488
                                   ------------
U.S. Treasury Notes -- 13.6%
U.S. Treasury Note
 5.875% 4/30/1998       7,000,000     7,010,920
U.S. Treasury Note
 6.375% 5/15/1999      23,500,000    23,701,865
U.S. Treasury Note
 8.875% 11/15/1998     17,000,000    17,887,230
                                   ------------
                                     48,600,015
                                   ------------
U.S. Treasury Strips -- 5.6%
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/1999      19,500,000    17,237,220
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/2015       9,250,000     2,708,308
                                   ------------
                                     19,945,528
                                   ------------
TOTAL U.S. TREASURY
OBLIGATIONS                         123,444,031
                                   ------------
(Cost $123,480,345)

TOTAL BONDS & NOTES                 346,242,717
                                   ------------
(Cost $341,522,655)

                        Principal
                         Amount     Market Value
                         ------     ------------
SHORT-TERM INVESTMENTS -- 1.8%
Commercial Paper
Bausch & Lomb Inc.
 6.850% 1/08/1997       1,140,000     1,138,482
Indiana Michigan
 Power Company
 6.700% 1/03/1997       3,000,000     2,998,883
Lockheed Martin
 Corporation
 7.000% 1/02/1997       2,355,000     2,354,542
                                   ------------
TOTAL SHORT-TERM
INVESTMENTS                           6,491,907
                                   ------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 98.8%          352,734,624
(Cost $348,014,562)[

Other Assets/
(Liabilities) - 1.2%                  4,330,553
                                   ------------
NET ASSETS-- 100.0%                $357,065,177
                                   ------------

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes
(Note 7)

144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(D) All or a portion of this security is segregated to cover forward purchase commitments (Note 2).

   The accompanying notes are an integral part of the financial statements.   23

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements
--------------------------------------------------------------------------------

                                                               December 31, 1996
                                                               ----------------
Statement of Assets and Liabilities
Assets:
     Investments, at value (cost $341,522,655) (Note 2).....   $    346,242,717
     Short-term investments, at amortized cost (Note 2).....          6,491,907
                                                               ----------------
       Total Investments....................................        352,734,624
     Cash...................................................              4,936
     Receivables from:
       Fund shares sold.....................................            380,193
       Interest.............................................          4,574,725
       Investment manager (Note 3)..........................             17,663
                                                               ----------------
         Total assets.......................................        357,712,141
                                                               ----------------
Liabilities:
     Payables for:
       Investments purchased................................            142,615
       Settlement of investments purchased on a
         forward commitment basis (Note 2)..................             11,739
       Fund shares redeemed.................................            306,112
       Directors' fees and expenses (Note 3)................              5,176
       Affiliates (Note 3):
         Investment management fees.........................            139,334
         Administration fees................................             26,194
         Service and distribution fees......................                243
     Accrued expenses and other liabilities.................             15,551
                                                               ----------------
         Total liabilities..................................            646,964
                                                               ----------------
     Net assets.............................................   $    357,065,177
                                                               ================
Net assets consist of:
     Paid-in capital........................................        352,396,989
     Undistributed net investment income....................          1,845,746
     Accumulated net realized loss on investments...........         (1,885,881)
     Net unrealized appreciation on investments
         and forward commitments............................          4,708,323
                                                               ----------------
                                                               $    357,065,177
                                                               ================
Net assets:
     Class 1................................................   $        120,838
                                                               ================
     Class 2................................................   $        122,293
                                                               ================
     Class 3................................................   $        123,107
                                                               ================
     Class 4................................................   $    356,698,939
                                                               ================
Shares outstanding:
     Class 1................................................             11,512
                                                               ================
     Class 2................................................             11,631
                                                               ================
     Class 3................................................             11,699
                                                               ================
     Class 4................................................         34,141,922
                                                               ================
Net asset value, offering price and
redemption price per share:
     Class 1................................................   $          10.50
                                                               ================
     Class 2................................................   $          10.51
                                                               ================
     Class 3................................................   $          10.52
                                                               ================
     Class 4................................................   $          10.45
                                                               ================

24  The accompanying notes are an integral part of the finanial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                              Year ended
                                                           December 31, 1996
                                                           -----------------
Statement of Operations
Investment income:
     Interest...........................................   $     20,691,459
                                                           -----------------
Expenses (Note 1):
     Investment management fees (Note 3)................          1,375,667
     Custody fees.......................................             38,056
     Audit and legal fees...............................             10,158
     Directors' fees (Note 3)...........................             15,247
     Fees waived by the investment manager (Note 3).....           (128,270)
                                                           -----------------
                                                                  1,310,858
     Administration fees (Note 3):
       Class 1..........................................                737
       Class 2..........................................                614
       Class 3..........................................                382
       Class 4..........................................            257,095
     Distribution and service fees (Note 3):
       Class 1..........................................                842
       Class 2..........................................                178
                                                           -----------------
         Net expenses...................................          1,570,706
                                                           -----------------
         Net investment income..........................         19,120,753
                                                           -----------------

Realized and unrealized gain (loss):
     Net realized loss on investment transactions
     and forward commitments............................         (1,886,093)
     Net change in unrealized appreciation
     (depreciation) on
       investments and forward commitments..............         (6,456,882)
                                                           -----------------
         Net realized and unrealized loss...............         (8,342,975)
                                                           -----------------
     Net increase in net assets resulting from
     operations.........................................   $     10,777,778
                                                           =================

   The accompanying notes are an integral part of the financial statements.   25

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                   Year ended             Year ended
                                                                                December 31, 1996      December 31, 1995
                                                                                -----------------      -----------------
Statements of Changes in Net Assets
Increase (Decrease) in Net Assets:
Operations:
     Net investment income................................................       $    19,120,753        $    14,053,804
     Net realized gain (loss) on investment transactions
      and forward commitments.............................................            (1,886,093)             9,143,745
     Net change in unrealized appreciation (depreciation) on
      investments and forward commitments.................................            (6,456,882)            14,064,619
                                                                                -----------------      -----------------
      Net increase in net assets resulting from operations................            10,777,778             37,262,168
                                                                                -----------------      -----------------
Distributions to shareholders (Note 2):
     From net investment income:
     Class 1..............................................................                (4,416)                (7,975)
     Class 2..............................................................                (5,227)                (5,956)
     Class 3..............................................................                (5,674)                (6,329)
     Class 4..............................................................           (17,374,307)           (13,924,661)
                                                                                -----------------      -----------------
      Total distributions from net investment income......................           (17,389,624)           (13,944,921)
                                                                                -----------------      -----------------
     From net realized gains:
     Class 1..............................................................                  (740)                (4,784)
     Class 2..............................................................                  (714)                (3,332)
     Class 3..............................................................                  (715)                (3,329)
     Class 4..............................................................            (1,942,817)            (7,028,844)
                                                                                -----------------      -----------------
      Total distributions from net realized gains.........................            (1,944,986)            (7,040,289)
                                                                                -----------------      -----------------
Net fund share transactions (Note 5):
     Class 1..............................................................               (45,858)                61,915
     Class 2..............................................................                 5,941                  9,288
     Class 3..............................................................                 6,389                  9,658
     Class 4..............................................................           111,704,711             43,139,641
                                                                                -----------------      -----------------
      Increase in net assets from net fund share transactions.............           111,671,183             43,220,502
                                                                                -----------------      -----------------
     Total increase in net assets.........................................           103,114,351             59,497,460
Net assets:
     Beginning of period..................................................           253,950,826            194,453,366
                                                                                -----------------      -----------------
     End of period (including undistributed net investment income
      of $1,845,746 and $114,829, respectively)...........................       $   357,065,177        $   253,950,826
                                                                                =================      =================

26 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                      Class 1
                                                                                                   ------------
                                                                                Year ended           Year ended        Period Ended
                                                                                 12/31/96             12/31/95          12/31/94**
                                                                               -----------         ------------        ------------
Net asset value, beginning of period                                           $    10.79          $      9.90         $     10.00
                                                                               -----------         ------------        ------------
Income (loss) from investment operations:
  Net investment income                                                              0.53***              0.50                0.10
  Net realized and unrealized gain (loss) on investments                            (0.36)                1.26               (0.10)
                                                                               -----------         ------------        ------------
   Total income (loss) from investment operations                                    0.17                 1.76                  --
                                                                               -----------         ------------        ------------
Less distributions to shareholders:
  From net investment income                                                        (0.40)               (0.54)              (0.10)
  From net realized gains                                                           (0.06)               (0.33)                 --
                                                                               -----------         ------------        ------------
   Total distributions                                                              (0.46)               (0.87)              (0.10)
                                                                               -----------         ------------        ------------
Net asset value, end of period                                                 $    10.50          $     10.79         $      9.90
                                                                               ===========         ============        ============
Total Return                                                                         1.60%               17.81%               0.00%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                                  $121                 $171                $101
  Net expenses to average daily net assets#                                          1.65%                1.65%               1.65%*
  Net investment income to average daily net assets                                  5.10%                5.39%               5.91%*
  Portfolio turnover rate                                                              54%                 104%                  7%
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                                     1.69%                1.69%               1.71%*



                                                                                                      Class 2
                                                                                                   ------------

                                                                                Year ended           Year ended        Period Ended
                                                                                 12/31/96             12/31/95          12/31/94**
                                                                               -----------         ------------         ------------
Net asset value, beginning of period                                           $    10.82          $      9.90         $     10.00
                                                                               -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                              0.60***              0.64                0.11
  Net realized and unrealized gain (loss) on investments                            (0.38)                1.19               (0.10)
                                                                               -----------         ------------         ------------
   Total income (loss) from investment operations                                    0.22                 1.83                0.01
                                                                               -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                        (0.47)               (0.58)              (0.11)
  From net realized gains                                                           (0.06)               (0.33)                 --
                                                                               -----------         ------------         ------------
   Total distributions                                                              (0.53)               (0.91)              (0.11)
                                                                               -----------         ------------         ------------
Net asset value, end of period                                                 $    10.51          $     10.82         $      9.90
                                                                               ===========         ============         ============
Total Return                                                                         2.07%               18.51%               0.08%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                                  $122                 $120                $101
  Net expenses to average daily net assets#                                          1.10%                1.10%               1.10%*
  Net investment income to average daily net assets                                  5.67%                5.97%               6.46%*
  Portfolio turnover rate                                                              54%                 104%                  7%
   #Computed after giving effect to the reduction in
     management fee by MassMutual. Without this reduction of
     fees by the investment manager, the ratio of expenses
     to average daily net assets would have been:                                    1.14%                1.14%               1.16%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
*** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.


   The accompanying notes are an integral part of the financial statesments.  27

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                     Class 3
                                                                                                  ------------
                                                                               Year ended           Year ended     Period Ended
                                                                                12/31/96             12/31/95       12/31/94**
                                                                              -----------         ------------     ------------
Net asset value, beginning of period                                          $    10.82          $      9.90      $     10.00
                                                                              -----------         ------------     ------------
Income (loss) from investment operations:
  Net investment income                                                             0.64***              0.68             0.11
  Net realized and unrealized gain (loss) on investments                           (0.37)                1.19            (0.10)
                                                                              -----------         ------------     ------------
   Total income (loss) from investment operations                                   0.27                 1.87             0.01
                                                                              -----------         ------------     ------------
Less distributions to shareholders:
  From net investment income                                                       (0.51)               (0.62)           (0.11)
  From net realized gains                                                          (0.06)               (0.33)              --
                                                                              -----------         ------------     ------------
   Total distributions                                                             (0.57)               (0.95)           (0.11)
                                                                              -----------         ------------     ------------
Net asset value, end of period                                                $    10.52          $     10.82      $      9.90
                                                                              ===========         ============     ============
Total Return                                                                        2.52%               18.87%            0.09%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                                 $123                 $120             $101
  Net expenses to average daily net assets#                                         0.75%                0.75%            0.75%*
  Net investment income to average daily net assets                                 6.01%                6.32%            6.83%*
  Portfolio turnover rate                                                             54%                 104%               7%
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                     0.79%                0.79%            0.81%*

                                                                                                     Class 4
                                                                                                  ------------
                                                                               Year ended           Year ended     Period Ended
                                                                                12/31/96             12/31/95       12/31/94**
                                                                              -----------         ------------     ------------
Net asset value, beginning of period                                          $    10.75          $      9.84      $     10.00
                                                                              -----------         ------------     ------------
Income (loss) from investment operations:
  Net investment income                                                             0.67***              0.72***          0.18
  Net realized and unrealized gain (loss) on investments                           (0.37)                1.17            (0.16)
                                                                              -----------         ------------     ------------
   Total income (loss) from investment operations                                   0.30                 1.89             0.02
                                                                              -----------         ------------     ------------
Less distributions to shareholders:
  From net investment income                                                       (0.54)               (0.65)           (0.18)
  From net realized gains                                                          (0.06)               (0.33)              --
                                                                              -----------         ------------     ------------
   Total distributions                                                             (0.60)               (0.98)           (0.18)
                                                                              -----------         ------------     ------------
Net asset value, end of period                                                $    10.45          $     10.75      $      9.84
                                                                              ===========         ============     ============
Total Return/@/                                                                     2.80%               19.15%            0.20%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                             $356,699             $253,540         $194,150
  Net expenses to average daily net assets#                                       0.5130%              0.5130%          0.5130%*
  Net investment income to average daily net assets                                 6.26%                6.56%            6.86%*
  Portfolio turnover rate                                                             54%                 104%               7%
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                   0.5550%              0.5553%          0.5672%*

/*/Annualized
/**/For the period from October 3, 1994 (commencement of operations) through
    December 31, 1994.
/***/Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
/@/Employee retirement benefit plans that invest plan assets in the Separate
   Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

28 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1996


                       Number of
                         Shares     Market Value
                         ------     ------------
EQUITIES -- 50.2%
Aerospace & Defense -- 0.9%
Boeing Company             27,000  $  2,872,125
Raytheon Company            1,200        57,750
TRW, Inc.                  48,200     2,385,900
                                   ------------
                                      5,315,775
                                   ------------

Agribusiness -- 0.6%
Pioneer Hi-Bred
 International, Inc.       45,500     3,185,000
                                   ------------

Apparel, Textiles & Shoes -- 0.5%
VF Corporation             44,500     3,003,750
                                   ------------

Automotive & Parts -- 2.4%
Ford Motor Company         97,300     3,101,438
Genuine Parts
 Company                  103,000     4,583,500
Goodyear Tire &
 Rubber Company           113,700     5,841,338
                                   ------------
                                     13,526,276
                                   ------------

Banking, Savings & Loans -- 3.2%
The Bank of New
 York Company,
 Incorporated             170,000     5,737,500
Comerica, Incorporated     41,500     2,173,563
CoreStates Financial
 Corp.                     81,500     4,227,813
Norwest Corporation        57,000     2,479,500
Wachovia Corp.             60,100     3,395,650
                                   ------------
                                     18,014,026
                                   ------------

Beverages -- 1.0%
Brown-Forman
 Corporation (Class B)     66,600     3,046,950
Pepsico, Inc.              84,000     2,457,000
                                   ------------
                                      5,503,950
                                   ------------

Chemicals -- 2.0%
E. I. du Pont de
 Nemours and Company       33,000     3,114,375
The Lubrizol
 Corporation               63,300     1,962,300
Nalco Chemical
 Company                   81,500     2,944,188
Rohm & Haas
 Company                   39,000     3,183,375
                                   ------------
                                     11,204,238
                                   ------------

Communications -- 0.6%
AT & T Corporation         84,000     3,654,000
                                   ------------

Computers & Office Equipment -- 3.7%
Hewlett-Packard
 Company                  122,000     6,130,500
International Business
 Machines Corporation      35,000     5,285,000
Pitney Bowes, Inc.         84,000     4,578,000
Xerox Corporation          90,000     4,736,250
                                   ------------
                                     20,729,750
                                   ------------

Containers -- 0.6%
Temple-Inland, Inc.        63,000     3,409,875
                                   ------------

Cosmetics & Personal Care -- 0.8%
Kimberly-Clark
 Corporation               48,400     4,610,100
                                   ------------

Drugs -- 0.6%
Pharmacia & Upjohn,
 Inc.                      85,000     3,368,125
                                   ------------

Electric Utilities -- 0.6%
NIPSCO Industries,
 Inc.                      40,000     1,585,000
SCANA Corporation          75,000     2,006,250
                                   ------------
                                      3,591,250
                                   ------------

Electrical Equipment & Electronics -- 3.8%
AMP, Incorporated         156,700     6,013,363
General Electric
 Company                   82,000     8,107,750
Honeywell Inc.             44,000     2,893,000
Hubbell, Incorporated
 (Class B)                 96,023     4,152,986
                                   ------------
                                     21,167,099
                                   ------------

Energy -- 4.3%
Amoco Corporation          74,000     5,957,000
Atlantic Richfield
 Company                   20,300     2,689,750
Chevron Corporation        70,500     4,582,500
Kerr-McGee
 Corporation               43,500     3,132,000
Mobil Corporation          35,000     4,278,750
Teco Energy, Inc.          57,000     1,375,125
Unocal Corporation         68,900     2,799,063
                                   ------------
                                     24,814,188
                                   ------------

Financial Services -- 0.8%
American Express
 Company                   76,500     4,322,250

Foods -- 1.4%
ConAgra, Inc.              62,200     3,094,450
CPC International, Inc.    61,000     4,727,500
                                   ------------
                                      7,821,950
                                   ------------

Forest Products & Paper -- 1.3%
Westvaco Corporation      101,500     2,918,125
Weyerhaeuser Company       90,400     4,282,700
                                   ------------
                                      7,200,825
                                   ------------

Hardware & Tools -- 0.6%
The Stanley Works         123,000     3,321,000
                                   ------------

Healthcare -- 4.4%
Becton, Dickinson and
 Company                  102,000     4,424,250
Bristol-Myers Squibb
 Company                   89,000     9,678,750
Pfizer, Incorporated       74,000     6,132,750
Schering-Plough Corp.      69,800     4,519,550
                                   ------------
                                     24,755,300
                                   ------------

Industrial Distribution -- 0.7%
W.W. Grainger, Inc.        48,000     3,852,000
                                   ------------

Industrial Transportation -- 0.7%
Norfolk Southern
 Corporation               48,000     4,200,000
                                   ------------

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.   31

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                       Number of
                         Shares     Market Value
                         ------     ------------
Insurance -- 4.0%
Allstate Corporation       36,544  $  2,114,984
Jefferson-Pilot
 Corporation               39,750     2,250,844
Marsh & McLennan
 Companies, Inc.           55,000     5,720,000
MBIA, Inc.                 51,500     5,214,375
SAFECO Corporation        149,000     5,876,188
Unitrin, Inc.              28,500     1,588,875
                                   ------------
                                     22,765,266
                                   ------------

Machinery & Components -- 0.9%
Dover Corporation          62,000     3,115,500
Parker-Hannifin
 Corporation               48,000     1,860,000
                                   ------------
                                      4,975,500
                                   ------------

Miscellaneous -- 1.4%
Harsco Corporation         34,500     2,363,250
Minnesota Mining &
 Manufacturing
 Company                   68,000     5,635,500
                                   ------------
                                      7,998,750
                                   ------------

Oil & Gas -- 1.0%
Occidental Petroleum
 Corporation              128,500     3,003,688
Union Pacific
 Resources Group Inc.      89,500     2,617,875
                                   ------------
                                      5,621,563
                                   ------------

Photography -- 0.7%
Eastman Kodak
 Company                   49,300     3,956,325
                                   ------------

Publishing & Printing -- 1.1%
The McGraw-Hill
 Companies, Inc.           89,000     4,105,125
R.R. Donnelley & Sons
 Company                   75,500     2,368,813
                                   ------------
                                      6,473,938
                                   ------------

Retail -- 1.0%
The May Department
 Stores Company            70,500     3,295,875
Sears Roebuck and Co.      48,000     2,214,000
                                   ------------
                                      5,509,875
                                   ------------

Retail-Grocery -- 1.0%
Albertson's, Inc.         119,000     4,239,375
American Stores
 Company                   31,900     1,303,913
                                   ------------
                                      5,543,288
                                   ------------

Telecommunications -- 0.5%
GTE Corporation            57,000     2,593,500
                                   ------------

Telephone Utilities -- 1.5%
Ameritech Corporation      44,500     2,697,813
Frontier Corporation      134,500     3,043,063
Southern New England
 Telecommunications
 Corporation               66,000     2,565,750
                                   ------------
                                      8,306,626
                                   ------------

Tobacco -- 1.6%
American Brands, Inc.      88,500     4,391,813
UST Inc.                  135,000     4,370,625
                                   ------------
                                      8,762,438
                                   ------------

TOTAL EQUITIES                      283,077,796
                                   ------------
(Cost $198,917,229)

                        Principal
                         Amount     Market Value
                         ------     ------------
BONDS & NOTES -- 15.9%
ASSET BACKED SECURITIES -- 1.5%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000      $1,000,000  $  1,001,560
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002       2,286,319     2,302,026
Daimler-Benz Auto
 Grantor Trust 1995-A,
 Class A
 5.850% 5/15/2002       1,113,462     1,112,761
Daimler-Benz Vehicle
 Trust 1994-A
 5.950% 12/15/2000        147,249       147,386
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999        357,498       361,520
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001       1,000,000     1,003,990
Nissan Auto
 Receivables 1994-A
 Grantor Trust, Class A
 6.450% 9/15/1999         438,841       439,939
Railcar Trust No.
 1992-1
 7.750% 6/01/2004         398,805       416,751
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002       1,500,000     1,505,145
                                   ------------

TOTAL ASSET BACKED
SECURITIES                            8,291,078
                                   ------------
(Cost $8,269,339)

CORPORATE DEBT -- 5.6%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006       1,000,000     1,026,480
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009       1,000,000       980,000
American Airlines,
Inc. (D)
 9.780% 11/26/2011      1,000,000     1,138,750
AMR Corporation (D)
 9.000% 8/01/2012         500,000       565,970
Analog Devices, Inc.
 6.625% 3/01/2000         500,000       493,650
Associates Corporation
 of North America
 6.750% 8/01/2001       1,000,000     1,003,670
Bell Atlantic Financial
 Services, Inc. (D)
 6.610% 2/04/2000       1,000,000     1,006,210
BHP Finance (USA)
 Limited
 6.420% 3/01/2026       1,000,000       989,910
Cardinal Distribution,
 Inc.
 8.000% 3/01/1997         500,000       501,565
Champion International
 Corporation
 6.400% 2/15/2026       1,000,000       954,690
The Charles Schwab
 Corporation
 6.250% 1/23/2003       1,000,000       963,750
CITGO Petroleum
 Corporation
 7.875% 5/15/2006         250,000       254,900
Continental Airlines,
 Inc., Series 1996-2B
 8.560% 7/02/2014         499,897       544,263
Continental Airlines,
 Inc., Series 1996-B
 7.820% 10/15/2013        500,000       516,850
Delta Air Lines, Inc.
 8.540% 1/02/2007         437,643       465,066
English China Clays
 Delaware Inc. (D)
 7.375% 10/01/2002        500,000       513,880
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006         500,000       491,875
FBG Finance Ltd.
 144A
 7.875% 6/01/2016       1,000,000     1,016,610
Fletcher Challenge Ltd.
 7.750% 6/20/2006         500,000       518,525
General American
 Transportation
 Corporation
 6.750% 3/01/2006       1,000,000       971,900

                                                                     (Continued)

32 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                        Principal
                         Amount     Market Value
                         ------     ------------
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001      $1,000,000  $    980,000
GTE Corporation
 9.100% 6/01/2003         500,000       557,745
Leucadia National
 Corporation
 7.750% 8/15/2013       1,000,000       988,570
Lockheed Martin
 Corporation
 7.700% 6/15/2008       1,000,000     1,046,230
McDonnell Douglas
 Corporation
 6.875% 11/01/2006        500,000       490,630
McDonnell Douglas
 Corporation  (D)
 9.250% 4/01/2002         500,000       558,450
Newmont Mining
 Corporation  (D)
 8.625% 4/01/2002       1,000,000     1,055,690
News America
 Holdings Incorporated
 9.250% 2/01/2013       1,000,000     1,120,290
Norfolk Southern
 Corporation
 7.220% 9/15/2006         850,000       866,031
Norfolk Southern
 Corporation
 7.400% 9/15/2006       1,000,000     1,015,570
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005       1,000,000       985,000
Pearson Inc. 144A
 7.375% 9/15/2006         500,000       502,150
Polaroid Corporation
 7.250% 1/15/1997       1,000,000     1,000,220
Rite Aid Corporation
 6.700% 12/15/2001        500,000       499,045
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003       1,000,000     1,001,490
Scholastic Corporation
 7.000% 12/15/2003      1,000,000       998,070
Thomas & Betts
 Corporation
 8.250% 1/15/2004         500,000       519,565
Time Warner Inc.
 7.750% 6/15/2005       1,000,000     1,005,930
US Air, Inc.
 7.500% 10/15/2009        487,019       491,889
W.R. Grace & Co.
 8.000% 8/15/2004       1,000,000     1,058,720
                                   ------------

TOTAL CORPORATE DEBT                 31,659,799
                                   ------------
(Cost $30,638,759)

                        Principal
                         Amount     Market Value
                         ------     ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 4.4%
Federal Home Loan Mortgage Corporation (FHLMC) -- 0.9%
Collateralized Mortgage Obligations -- 0.8%
FHLMC Series 1322
 Class G
 7.500% 2/15/2007      $1,000,000  $  1,024,060
FHLMC Series 1625
 Class D
 5.250% 7/15/2004       3,100,000     3,067,047
FHLMC Series 1625
 Class EA
 5.750% 3/15/2007       1,000,000       981,870
                                   ------------
                                      5,072,977
                                   ------------

Pass-Through Securities -- 0.1%
FHLMC
 9.000% 3/01/2017         184,306       196,112
                                   ------------
                                      5,269,089
                                   ------------

Federal National Mortgage Association
(FNMA) -- 1.0%
Collateralized Mortgage Obligations -- 0.9%
FNMA Series 1993-134
 Class GA
 6.500% 2/25/2007       1,000,000       992,810
FNMA Series 1993-191
 Class PD
 5.400% 3/25/2004       1,000,000       991,560
FNMA Series 1993-221
 Class D
 6.000% 12/25/2008      1,000,000       956,250
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008       2,000,000     1,920,000
                                   ------------
                                      4,860,620
                                   ------------

Pass-Through Securities -- 0.1%
FNMA
 8.000% 5/01/2013         555,094       571,180
                                   ------------
                                      5,431,800
                                   ------------

Government National Mortgage Association (GNMA) -- 1.4%
Pass-Through Securities
GNMA
 6.000% 12/20/2025        464,993       475,530
GNMA
 7.000% 7/20/2025       1,837,048     1,876,085
GNMA
 7.500% 10/15/2006 -
          6/15/2017     3,020,543     3,054,435

                        Principal
                         Amount     Market Value
                         ------     ------------
GNMA
 8.000% 11/15/2004 -
          7/15/2008    $1,863,588  $  1,925,887
GNMA
 9.000% 12/15/2008 -
          5/15/2009       607,143       646,796
                                   ------------
                                      7,978,733
                                   ------------

U.S. Government Guaranteed Notes -- 1.1%
1991-A Fairfax
 County, VA
 8.740% 8/01/2001         200,000       216,374
1991-A Jefferson
 Park, CA
 8.740% 8/01/2001       1,740,000     1,882,454
1991-A Monroe
 County, NY
 8.740% 8/01/2001         500,000       540,935
1991-A Rochester, NY
 8.740% 8/01/2001          60,000        64,912
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A  (D)
 8.240% 8/01/2002       3,000,000     3,255,060
                                   ------------
                                      5,959,735
                                   ------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                   24,639,357
                                   ------------
(Cost $23,963,711)

U.S. TREASURY OBLIGATIONS -- 4.4%
U.S. Treasury Bonds -- 2.7%
U.S. Treasury Bond
 7.250% 5/15/2016       5,250,000     5,543,685
U.S. Treasury Bond
 8.750% 5/15/2017       8,250,000    10,066,320
                                   ------------
                                     15,610,005
                                   ------------

U.S. Treasury Notes -- 1.3%
U.S. Treasury Note
 6.125% 3/31/1998       3,700,000     3,717,908
U.S. Treasury Note
 7.125% 2/29/2000       3,300,000     3,397,449
                                   ------------
                                      7,115,357
                                   ------------

U.S. Treasury Strip -- 0.4%
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/1999       2,250,000     1,988,910

TOTAL U.S. TREASURY
OBLIGATIONS                          24,714,272
                                   ------------
(Cost $24,499,494)

TOTAL BONDS & NOTES                  89,304,506
                                   ------------
(Cost $87,371,303)

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.   33

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                    Principal
                                      Amount     Market Value
                                      ------     ------------
SHORT-TERM INVESTMENTS -- 30.2%
Commercial Paper
Burlington Northern
 Santa Fe Corp.
 5.500% 1/21/1997                   $ 7,090,000   $  7,068,336
Burlington Northern
 Santa Fe Corp.
 5.970% 1/03/1997                     4,290,000      4,288,577
Carter Holt Harvey
 Limited
 5.500% 1/23/1997                     3,750,000      3,737,396
Central and South
 West Corporation
 5.520% 1/14/1997                     3,140,000      3,133,741
Central and South
 West Corporation
 5.620% 2/07/1997                     3,470,000      3,449,957
Central and South
 West Corporation
 5.630% 1/17/1997                     5,550,000      5,536,113
Comdisco, Inc.
 5.520% 1/15/1997                     2,790,000      2,784,011
Comdisco, Inc.
 5.820% 1/29/1997                     5,530,000      5,504,968
ConAgra, Inc.
 5.490% 2/04/1997                     4,135,000      4,113,560
Cox Enterprises, Inc.
 5.470% 2/28/1997                     3,000,000      2,973,562
Cox Enterprises, Inc.
 5.480% 2/05/1997                     2,680,000      2,665,722
Cox Enterprises, Inc.
 5.500% 2/13/1997                     6,170,000      6,129,467
Crown Cork & Seal
 Company Inc.
 5.800% 2/11/1997                     4,000,000      3,973,578
CSX Corporation
 5.800% 2/20/1997                     5,990,000      5,941,747
Dana Credit
 Corporation
 5.460% 1/02/1997                     4,320,000      4,319,345
Dana Credit
 Corporation
 5.530% 1/31/1997                     2,635,000      2,622,857
Dominion Resources,
 Inc.
 5.470% 1/22/1997                     4,300,000      4,286,279
Dominion Resources,
 Inc.
 5.520% 1/27/1997                     5,915,000      5,891,419
Dominion Resources,
 Inc.
 5.520% 1/28/1997                     3,335,000      3,321,193
ORIX Credit Alliance,
 Inc.
 5.490% 2/03/1997                     3,685,000      3,666,455
ORIX Credit Alliance,
 Inc.
 5.520% 1/08/1997                     2,230,000      2,227,606
ORIX Credit Alliance,
 Inc.
 5.620% 1/14/1997                       170,000        169,655
ORIX Credit Alliance,
 Inc.
 5.800% 1/06/1997                     5,335,000      5,330,702
ORIX Credit Alliance,
 Inc.
 5.850% 3/03/1997                     3,750,000      3,714,417
ORIX Credit Alliance,
 Inc.
 6.020% 2/27/1997                     2,285,000      2,263,220
Praxair, Inc.
 5.650% 2/21/1997                     3,435,000      3,407,506
Public Service
 Company of Colorado
 5.470% 1/17/1997                     2,355,000      2,349,275
Public Service
 Company of Colorado
 5.800% 2/25/1997                     4,200,000      4,162,783
Public Service
 Electric and Gas
 Company
 5.470% 1/10/1997                     3,955,000      3,949,592
Public Service
 Electric and Gas
 Company
 5.470% 1/24/1997                     2,360,000      2,351,753
Public Service
 Electric and Gas
 Company
 5.490% 1/13/1997                     3,655,000      3,648,311
Public Service
 Electric and Gas
 Company
 5.570% 2/06/1997                     5,655,000      5,623,502
Rayonier Inc.
 5.540% 1/07/1997                     3,000,000      2,997,230
Rite Aid Corporation
 5.600% 3/04/1997                     4,900,000      4,852,742
Sonat Inc.
 5.650% 1/09/1997                     5,030,000      5,023,685
Texas Utilities
 Electric Co.
 5.590% 2/14/1997                     4,500,000      4,469,255
Texas Utilities
 Electric Co.
 5.600% 2/10/1997                     3,800,000      3,776,356
Textron Financial
 Corporation
 5.500% 1/16/1997                     1,642,000      1,638,237
Textron Financial
 Corporation
 5.500% 2/18/1997                     3,000,000      2,978,000
Textron Financial
 Corporation
 5.560% 2/12/1997                     2,800,000      2,781,837
Union Pacific
 Corporation
 5.650% 1/30/1997                     2,920,000      2,906,710
Union Pacific
 Corporation
 5.800% 2/24/1997                     2,550,000      2,527,815
UOP
 5.600% 1/31/1997                     3,255,000      3,239,810
UOP
 5.620% 2/26/1997                     4,635,000      4,594,478
UOP
 5.750% 2/19/1997                     4,125,000      4,092,716
                                                 =============

TOTAL SHORT-TERM
INVESTMENTS                                        170,485,476
                                                 =============
(Cost $170,483,887)

TOTAL INVESTMENTS -- 96.3%                         542,867,778
(Cost $456,772,419)+

Other Assets/
(Liabilities) - 3.7%                                20,818,070
                                                  ============

NET ASSETS-- 100.0%                               $563,685,848
                                                  ============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)

144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 . All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

34  The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements
-------------------------------------------------------------------------------

                                                                                                 December 31, 1996
                                                                                                -------------------
Statement of
Assets and     Assets:
Liabilities         Investments, at value (cost $286,288,532) (Note 2).......................   $       372,382,302
                    Short-term investments, at value (cost $170,483,887) (Note 2)............           170,485,476
                                                                                                -------------------
                      Total Investments......................................................           542,867,778
                    Cash.....................................................................                 1,546
                    Receivables from:
                      Investments sold.......................................................               246,752
                      Fund shares sold.......................................................            19,719,860
                      Interest and dividends.................................................             1,898,035
                      Investment manager (Note 3)............................................                22,488
                                                                                                -------------------
                        Total assets.........................................................           564,756,459
                                                                                                -------------------

               Liabilities:
                    Payables for:
                      Investments purchased..................................................                87,044
                      Settlement of investments purchased on a
                        forward commitment basis (Note 2)....................................                 2,411
                      Fund shares redeemed...................................................               702,735
                      Directors' fees and expenses (Note 3)..................................                 5,176
                      Affiliates (Note 3):
                        Investment management fees...........................................               213,324
                        Administration fees..................................................                40,525
                        Service and distribution fees........................................                   266
                    Accrued expenses and other liabilities...................................                19,130
                                                                                                -------------------
                        Total liabilities....................................................             1,070,611
                                                                                                -------------------
                    Net assets...............................................................   $       563,685,848
                                                                                                ===================

               Net assets consist of:
                    Paid-in capital..........................................................   $       475,645,805
                    Undistributed net investment income......................................                26,102
                    Accumulated net realized gain on investments.............................             1,920,993
                    Net unrealized appreciation on investments
                        and forward commitments..............................................            86,092,948
                                                                                                -------------------
                                                                                                $       563,685,848
                                                                                                ===================

               Net assets:
                    Class 1..................................................................   $           133,821
                                                                                                ===================
                    Class 2..................................................................   $           135,418
                                                                                                ===================
                    Class 3..................................................................   $           136,218
                                                                                                ===================
                    Class 4..................................................................   $       563,280,391
                                                                                                ===================

               Shares outstanding:
                    Class 1..................................................................                10,838
                                                                                                ===================
                    Class 2..................................................................                10,948
                                                                                                ===================
                    Class 3..................................................................                10,994
                                                                                                ===================
                    Class 4..................................................................            45,632,444
                                                                                                ===================

               Net asset value, offering price and
               redemption price per share:
                    Class 1..................................................................   $             12.35
                                                                                                ===================
                    Class 2..................................................................   $             12.37
                                                                                                ===================
                    Class 3..................................................................   $             12.39
                                                                                                ===================
                    Class 4..................................................................   $             12.34
                                                                                                ===================


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                                     Year ended
                                                                                                  December 31, 1996
                                                                                                -------------------
Statement of
Operations     Investment income:
                    Interest.................................................................   $        15,133,862
                    Dividends................................................................             6,800,485
                                                                                                -------------------
                      Total investment income................................................            21,934,347
                                                                                                -------------------
               Expenses (Note 1):
                    Investment management fees (Note 3)......................................             2,271,174
                    Custody fees.............................................................                53,996
                    Audit and legal fees.....................................................                16,737
                    Directors' fees (Note 3).................................................                15,247
                    Fees waived by the investment manager (Note 3)...........................              (203,071)
                                                                                                -------------------
                                                                                                          2,154,083
                    Administration fees (Note 3):
                      Class 1................................................................                   794
                      Class 2................................................................                   661
                      Class 3................................................................                   412
                      Class 4................................................................               429,674
                    Distribution and service fees (Note 3):
                      Class 1................................................................                   903
                      Class 2................................................................                   191
                                                                                                -------------------
                        Net expenses.........................................................             2,586,718
                                                                                                -------------------
                        Net investment income................................................            19,347,629
                                                                                                -------------------

               Realized and unrealized gain (loss):
                    Net realized gain on investment transactions and forward commitments.....             8,885,806
                    Net change in unrealized appreciation (depreciation) on
                      investments and forward commitments....................................            33,108,845
                                                                                                -------------------
                        Net realized and unrealized gain.....................................            41,994,651
                                                                                                -------------------
                     Net increase in net assets resulting from operations....................   $        61,342,280
                                                                                                ===================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                               Year ended             Year ended
                                                                                           December 31, 1996      December 31, 1995
                                                                                          -------------------    ------------------
Statements of
Changes in Net  Increase(Decrease) in Net Assets:
Assets          Operations:
                    Net investment income............................................     $        19,347,629    $       16,724,229
                    Net realized gain on investment transactions
                     and forward commitments.........................................               8,885,806             4,359,989
                    Net change in unrealized appreciation (depreciation) on
                     investments and forward commitments.............................              33,108,845            55,498,858
                                                                                          -------------------    ------------------
                     Net increase in net assets resulting from operations............              61,342,280            76,583,076
                                                                                          -------------------    ------------------
               Distributions to shareholders (Note 2):
                    From net investment income:
                    Class 1..........................................................                  (3,204)               (4,846)
                    Class 2..........................................................                  (4,068)               (3,751)
                    Class 3..........................................................                  (4,538)               (4,120)
                    Class 4..........................................................             (19,441,756)          (16,528,781)
                                                                                          -------------------    ------------------
                     Total distributions from net investment income..................             (19,453,566)          (16,541,498)
                                                                                          -------------------    ------------------
                    From net realized gains:
                    Class 1..........................................................                  (1,969)               (1,239)
                    Class 2..........................................................                  (1,970)                 (859)
                    Class 3..........................................................                  (1,972)                 (857)
                    Class 4..........................................................              (7,883,759)           (3,230,318)
                                                                                          -------------------    ------------------
                     Total distributions from net realized gains.....................              (7,889,670)           (3,233,273)
                                                                                          -------------------    ------------------
               Net fund share transactions (Note 5):
                    Class 1..........................................................                 (49,367)               55,401
                    Class 2..........................................................                   6,038                 4,610
                    Class 3..........................................................                   6,510                 4,977
                    Class 4..........................................................              72,536,092            50,326,522
                                                                                          -------------------    ------------------
                     Increase in net assets from net fund share transactions.........              72,499,273            50,391,510
                                                                                          -------------------    ------------------
                    Total increase in net assets.....................................             106,498,317           107,199,815
               Net assets:
                    Beginning of period..............................................             457,187,531           349,987,716
                                                                                          -------------------    ------------------
                    End of period (including undistributed net investment income
                      of $26,102 and $179,574, respectively).........................     $       563,685,848    $      457,187,531
                                                                                          ===================    ==================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                     Class 1
                                                                                                   ------------
                                                                               Year ended           Year ended         Period Ended
                                                                                12/31/96             12/31/95           12/31/94**
                                                                              -----------         ------------         ------------
Net asset value, beginning of period                                          $    11.50          $      9.94          $     10.00
                                                                              -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                             0.34                 0.28                 0.06
  Net realized and unrealized gain (loss) on investments                            1.01                 1.70                (0.06)
                                                                              -----------         ------------         ------------
  Total income (loss) from investment operations                                    1.35                 1.98                   --
                                                                              -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                       (0.31)               (0.33)               (0.06)
  From net realized gains                                                          (0.19)               (0.09)                  --
                                                                              -----------         ------------         ------------
    Total distributions                                                            (0.50)               (0.42)               (0.06)
                                                                              -----------         ------------         ------------
Net asset value, end of period                                                $    12.35          $     11.50          $      9.94
                                                                              ===========         ============         ============
Total Return                                                                      11.67%               19.92%                0.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)                                                   $134                 $173                 $100
  Net expenses to average daily net assets#                                        1.65%                1.65%               1.65%*
  Net investment income to average daily net assets                                2.71%                3.03%               3.39%*
  Portfolio turnover rate                                                            26%                  23%                   2%
  Average broker commission rate (a)                                          $    .0594                  N/A                  N/A
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                                   1.69%                1.69%               1.71%*


                                                                                                     Class 2
                                                                                                    __________
                                                                               Year ended           Year ended         Period Ended
                                                                                12/31/96             12/31/95           12/31/94**
                                                                              -----------         ------------         ------------
Net asset value, beginning of period                                          $    11.53          $      9.95          $     10.00
                                                                              -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                             0.39                 0.39                 0.06
  Net realized and unrealized gain (loss) on investments                            1.03                 1.65                (0.04)
                                                                              -----------         ------------         ------------
   Total income (loss) from investment operations                                   1.42                 2.04                 0.02
                                                                              -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                       (0.39)               (0.37)               (0.07)
  From net realized gains                                                          (0.19)               (0.09)                   --
                                                                              -----------         ------------         ------------
   Total distributions                                                             (0.58)               (0.46)               (0.07)
                                                                              -----------         ------------         ------------
Net asset value, end of period                                                $    12.37          $     11.53          $      9.95
                                                                              ===========         ============         ============
Total Return                                                                       12.25%               20.50%                0.17%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                                 $135                 $121                 $100
  Net expenses to average daily net assets#                                         1.10%                1.10%                1.10%*

  Net investment income to average daily net assets                                 3.23%                3.60%                3.94%*

  Portfolio turnover rate                                                             26%                  23%                   2%
  Average broker commission rate (a)                                          $    .0594                  N/A                  N/A
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                                    1.14%                1.14%                1.16%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights

(For a share outstanding throughout each period)

                                                                                                  Class 3
                                                                                               ------------
                                                                            Year ended           Year ended         Period Ended
                                                                             12/31/96             12/31/95           12/31/94**
                                                                           -----------         ------------         ------------
Net asset value, beginning of period                                       $    11.55          $      9.96          $     10.00
                                                                           -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                          0.44                 0.43                 0.07
  Net realized and unrealized gain (loss) on investments                         1.02                 1.66                (0.04)
                                                                           -----------         ------------         ------------
   Total income (loss) from investment operations                                1.46                 2.09                 0.03
                                                                           -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                    (0.43)               (0.41)               (0.07)
  From net realized gains                                                       (0.19)               (0.09)                   --
                                                                           -----------         ------------         ------------
   Total distributions                                                          (0.62)               (0.50)               (0.07)
                                                                           -----------         ------------         ------------
Net asset value, end of period                                             $    12.39          $     11.55          $      9.96
                                                                           ===========         ============         ============
Total Return                                                                    12.61%               20.96%                0.28%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                              $136                 $121                 $100
  Net expenses to average daily net assets#                                      0.75%                0.75%                0.75%*
  Net investment income to average daily net assets                              3.60%                3.94%                4.32%*
  Portfolio turnover rate                                                          26%                  23%                   2%
  Average broker commission rate (a)                                       $    .0594                  N/A                   N/A
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                                0.79%                0.79%               0.81%*

                                                                                                  Class 4
                                                                                               ------------
                                                                            Year ended           Year ended         Period Ended
                                                                             12/31/96             12/31/95           12/31/94**
                                                                           -----------         ------------         ------------
Net asset value, beginning of period                                       $    11.51          $      9.92          $     10.00
                                                                           -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                          0.46                 0.44                 0.11
  Net realized and unrealized gain (loss) on investments                         1.02                 1.68                (0.08)
                                                                           -----------         ------------         ------------
   Total income (loss) from investment operations                                1.48                 2.12                 0.03
                                                                           -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                    (0.46)               (0.44)               (0.11)
  From net realized gains                                                       (0.19)               (0.09)                   --
                                                                           -----------         ------------         ------------
   Total distributions                                                          (0.65)               (0.53)               (0.11)
                                                                           -----------         ------------         ------------
Net asset value, end of period                                             $    12.34          $     11.51          $      9.92
                                                                           ===========         ============         ============
Total Return@                                                                   12.83%               21.31%                0.29%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                          $563,280             $456,773             $349,688
  Net expenses to average daily net assets#                                    0.5120%              0.5120%              0.5120%*
  Net investment income to average daily net assets                              3.83%                4.18%                4.29%*
  Portfolio turnover rate                                                          26%                  23%                   2%
  Average broker commission rate (a)                                       $    .0594                  N/A                  N/A
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                               0.5522%              0.5514%              0.5650%*

*Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1996

                               Number of
                                Shares      Market Value
                                ------      ------------
EQUITIES - 95.2%
Aerospace & Defense -- 1.8%
Boeing Company                   230,000    $ 24,466,250
Raytheon Company                  10,000         481,250
TRW, Inc.                        396,600      19,631,700
                                            ------------
                                              44,579,200
                                            ============
Agribusiness -- 1.1%
Pioneer Hi-Bred
 International, Inc.             385,000      26,950,000
                                            ------------
Apparel, Textiles & Shoes -- 1.0%
VF Corporation                   365,000      24,637,500
                                            ============
Automotive & Parts -- 4.7%
Ford Motor Company               945,300      30,131,438
Genuine Parts
 Company                         860,000      38,270,000
Goodyear Tire &
 Rubber Company                  955,000      49,063,125
                                            ------------
                                             117,464,563
                                            ============
Banking, Savings & Loans -- 6.1%
The Bank of New
 York Company,
 Incorporated                  1,440,000      48,600,000
Comerica, Incorporated           338,000      17,702,750
CoreStates Financial
 Corp.                           700,000      36,312,500
Norwest Corporation              485,000      21,097,500
Wachovia Corp.                   494,000      27,911,000
                                            ------------
                                             151,623,750
                                            ------------
Beverages -- 1.9%
Brown-Forman
 Corporation (Class B)           575,000      26,306,250
Pepsico, Inc.                    700,000      20,475,000
                                            ------------
                                              46,781,250
                                            ============
Chemicals -- 3.7%
E. I. du Pont de
 Nemours and Company             275,000      25,953,125
The Lubrizol
 Corporation                     529,500      16,414,500
Nalco Chemical
 Company                         680,000      24,565,000
Rohm & Haas
 Company                         315,000      25,711,875
                                            ------------
                                              92,644,500
                                            ------------
Communications -- 1.2%
AT & T Corporation               700,000      30,450,000
                                            ============

Computers & Office Equipment -- 6.9%
Hewlett-Packard
 Company                       1,020,000      51,255,000
International Business
 Machines Corporation            291,000      43,941,000
Pitney Bowes, Inc.               700,000      38,150,000
Xerox Corporation                723,000      38,047,875
                                            ------------
                                             171,393,875
                                            ============
Containers -- 1.1%
Temple-Inland, Inc.              525,000      28,415,625
                                            ------------
Cosmetics & Personal Care -- 1.5%
Kimberly-Clark
 Corporation                     403,000      38,385,750
                                            ============
Drugs -- 1.2%
Pharmacia & Upjohn,
 Inc.                            725,000      28,728,125
                                            ============
Electric Utilities -- 1.2%
NIPSCO Industries,
 Inc.                            330,000      13,076,250
SCANA Corporation                625,000      16,718,750
                                            ============
                                              29,795,000
                                            ------------
Electrical Equipment & Electronics -- 7.0%
AMP, Incorporated              1,313,000      50,386,375
General Electric
 Company                         680,000      67,235,000
Honeywell Inc.                   365,000      23,998,750
Hubbell, Incorporated
 (Class B)                       800,071      34,603,088
                                            ============
                                             176,223,213
                                            ============
Energy -- 8.3%
Amoco Corporation                615,000      49,507,500
Atlantic Richfield
 Company                         168,000      22,260,000
Chevron Corporation              600,000      39,000,000
Kerr-McGee
 Corporation                     360,000      25,920,000
Mobil Corporation                290,000      35,452,500
Teco Energy, Inc.                487,700      11,765,763
Unocal Corporation               574,900      23,355,313
                                            ------------
                                             207,261,076
                                            ============
Financial Services -- 1.5%
American Express
 Company                         665,000      37,572,500
                                            ------------
Foods -- 2.5%
ConAgra, Inc.                    518,000      25,770,500
CPC International, Inc.          462,500      35,843,748
                                            ============
                                              61,614,248
                                            ============
Forest Products & Paper -- 2.5%
Westvaco Corporation             855,000      24,581,250
Weyerhaeuser Company             775,000      36,715,625
                                            ------------
                                              61,296,875
                                            ============
Hardware & Tools -- 1.1%
The Stanley Works              1,030,000      27,810,000
                                            ============

                                                                     (Continued)


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                                Number of
                                 Shares      Market Value
                                 ------      ------------
Healthcare -- 8.3%
Becton, Dickinson and
 Company                         850,000  $   36,868,750
Bristol-Myers Squibb
 Company                         750,000      81,562,500
Pfizer, Incorporated             610,000      50,553,750
Schering-Plough Corp.            565,600      36,622,600
                                          --------------
                                             205,607,600
                                          --------------
Industrial Distribution -- 1.3%
W.W. Grainger, Inc.              400,000      32,100,000
                                          --------------
Industrial Transportation -- 1.4%
Norfolk Southern
 Corporation                     400,000      35,000,000
                                          --------------
Insurance -- 7.7%
Allstate Corporation             305,921      17,705,178
Jefferson-Pilot
 Corporation                     345,000      19,535,625
Marsh & McLennan
 Companies, Inc.                 454,900      47,309,600
MBIA, Inc.                       435,000      44,043,750
SAFECO Corporation             1,240,000      48,902,500
Unitrin, Inc.                    234,950      13,098,463
                                          --------------
                                             190,595,116
                                          --------------
Machinery & Components -- 1.7%
Dover Corporation                540,000      27,135,000
Parker-Hannifin
 Corporation                     400,000      15,500,000
                                          --------------
                                              42,635,000
                                          --------------
Miscellaneous -- 2.7%
Harsco Corporation               300,000      20,550,000
Minnesota Mining &
 Manufacturing
 Company                         565,000      46,824,375
                                          --------------
                                              67,374,375
                                          --------------
Oil & Gas -- 1.9%
Occidental Petroleum
 Corporation                   1,067,000      24,941,125
Union Pacific
 Resources Group Inc.            729,700      21,343,725
                                          --------------
                                              46,284,850
                                          --------------
Photography -- 1.3%
Eastman Kodak
 Company                         413,600      33,191,400
                                          --------------
Publishing & Printing -- 2.2%
The McGraw-Hill
 Companies, Inc.                 740,000      34,132,500
R.R. Donnelley & Sons
 Company                         630,000      19,766,250
                                          --------------
                                              53,898,750
                                          --------------
Retail -- 1.9%
The May Department
 Stores Company                  600,000      28,050,000
Sears Roebuck and Co.            400,000      18,450,000
                                          --------------
                                              46,500,000
                                          --------------
Retail-Grocery -- 1.9%
Albertson's, Inc.              1,000,001      35,625,010
American Stores
 Company                         262,300      10,721,513
                                          --------------
                                              46,346,523
                                          --------------
Telecommunications -- 0.9%
GTE Corporation                  475,300      21,626,150
                                          --------------
Telephone Utilities -- 2.8%
Ameritech Corporation            372,000      22,552,500
Frontier Corporation           1,112,200      25,163,525
Southern New England
 Telecommunications
 Corporation                     555,000      21,575,625
                                          --------------
                                              69,291,650
                                          --------------
Tobacco -- 2.9%
American Brands, Inc.            735,000      36,474,375
UST Inc.                       1,111,000      35,968,625
                                          --------------
                                              72,443,000
                                          --------------

TOTAL EQUITIES                             2,366,521,464
(Cost $1,654,626,282)                     --------------

                                Principal
                                 Amount      Market Value
                                 ------      ------------
SHORT-TERM INVESTMENTS -- 4.6%
Commercial Paper
AIG Funding Inc.
 5.280% 2/28/1997              5,668,000       5,619,784
CoreStates Capital
 Corporation
 5.270% 4/28/1997              2,000,000       1,963,600
E. I. du Pont de
 Nemours and Company
 5.250% 5/09/1997              5,000,000       4,900,444
E. I. du Pont de
 Nemours and Company
 5.250% 5/19/1997              9,000,000       8,806,800
First Union
 Corporation
 5.270% 4/23/1997              3,000,000       2,947,733
First Union
 Corporation
 5.280% 3/28/1997              5,000,000       4,933,111
Ford Motor Credit
 Company
 5.290% 3/10/1997             14,000,000      13,851,912
Heinz (H.J.) Company
 5.330% 1/21/1997              3,000,000       2,991,117
Heinz (H.J.) Company
 5.400% 1/21/1997              8,000,000       7,976,000
J. P. Morgan &
 Company Incorporated
 5.280% 2/03/1997             14,000,000      13,932,240
Shell Oil Company
 6.500% 1/02/1997              6,861,000       6,859,761
Sunoco Credit
 Corporation
 5.320% 2/04/1997              8,000,000       7,959,804
Sunoco Credit
 Corporation
 5.370% 1/21/1997              6,000,000       5,982,100
Transamerica
 Financial Corporation
 5.270% 3/14/1997              2,595,000       2,565,936
The Walt Disney
 Company
 5.320% 1/24/1997             10,000,000       9,966,011
Weyerhaeuser Company
 5.300% 2/10/1997              9,000,000       8,947,000
Weyerhaeuser Company
 5.300% 2/12/1997              4,000,000       3,975,267
                                          --------------

TOTAL SHORT-TERM
INVESTMENTS                                  114,178,620
(Cost $114,215,876)                       --------------

TOTAL INVESTMENTS -- 99.8%                 2,480,700,084
(Cost $1,768,842,158)+

Other Assets/
(Liabilities) - 0.2%                           5,508,151
                                          --------------

NET ASSETS-- 100.0%                       $2,486,208,235
                                          --------------


Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)



   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

                                                               December 31, 1996
                                                               -----------------
Assets:
  Investments, at value (cost $1,654,626,282) (Note 2).....    $   2,366,521,464
  Short-term investments, at value (cost $114,215,876) (Note 2)      114,178,620
                                                               -----------------
    Total Investments......................................        2,480,700,084
  Cash.....................................................                  190
  Receivables from:
    Investments sold.......................................            2,044,107
    Fund shares sold.......................................            1,696,480
    Interest and dividends.................................            5,329,158
    Investment manager (Note 3)............................              106,983
                                                               -----------------
      Total assets.........................................        2,489,877,002
                                                               -----------------
Liabilities:
  Payables for:
    Investments purchased..................................              481,850
    Fund shares redeemed...................................            1,916,768
    Directors' fees and expenses (Note 3)..................                5,176
    Affiliates (Note 3):
      Investment management fees...........................              987,506
      Administration fees..................................              198,758
      Service and distribution fees........................                  303
  Accrued expenses and other liabilities...................               78,406
                                                               -----------------
      Total liabilities....................................            3,668,767
                                                               -----------------
  Net assets...............................................    $   2,486,208,235
                                                               =================
Net assets consist of:
  Paid-in capital..........................................    $   1,759,761,092
  Undistributed net investment income......................              410,862
  Accumulated net realized gain on investments.............           14,178,355
  Net unrealized appreciation on investments...............          711,857,926
                                                               -----------------
                                                               $   2,486,208,235
                                                               =================
Net assets:
  Class 1..................................................    $         153,607
                                                               =================
  Class 2..................................................    $         155,446
                                                               =================
  Class 3..................................................    $         156,351
                                                               =================
  Class 4..................................................    $   2,485,742,831
                                                               =================
Shares outstanding:
  Class 1..................................................               10,640
                                                               =================
  Class 2..................................................               10,740
                                                               =================
  Class 3..................................................               10,793
                                                               =================
  Class 4..................................................          171,928,663
                                                               =================
Net asset value, offering price and
redemption price per share:
  Class 1..................................................    $           14.44
                                                               =================
  Class 2..................................................    $           14.47
                                                               =================
  Class 3..................................................    $           14.49
                                                               =================
  Class 4..................................................    $           14.46
                                                               =================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of Operations

                                                                      Year ended
                                                               December 31, 1996
                                                               -----------------
Investment income:
  Dividends................................................    $     56,941,194
  Interest.................................................          10,459,062
                                                               ----------------
    Total investment income................................          67,400,256
                                                               ----------------
Expenses (Note 1):
  Investment management fees (Note 3)......................          10,377,627
  Custody fees.............................................             205,814
  Audit and legal fees.....................................              77,183
  Directors' fees (Note 3).................................              15,195
  Fees waived by the investment manager (Note 3)...........          (1,077,667)
                                                               ----------------
                                                                      9,598,152
  Administration fees (Note 3):
    Class 1................................................                 814
    Class 2................................................                 751
    Class 3................................................                 474
    Class 4................................................           2,086,673
  Distribution and service fees (Note 3):
    Class 1................................................                 911
    Class 2................................................                 212
                                                               ----------------
      Net expenses.........................................          11,687,987
                                                               ----------------
      Net investment income................................          55,712,269
                                                               ----------------
Realized and unrealized gain (loss):
  Net realized gain on investment transactions.............          74,040,546
  Net change in unrealized appreciation (depreciation)
    on investments.........................................         296,454,766
                                                               ----------------
      Net realized and unrealized gain.....................         370,495,312
                                                               ----------------
  Net increase in net assets resulting from operations.....    $    426,207,581
                                                               ================

   The accompanying notes are an integral part of the financial statements.   45

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                                   Year ended             Year ended
                                                                               December 31, 1996       December 31, 1995
                                                                               -----------------       -----------------
Increase (Decrease) in Net Assets:
Operations:
     Net investment income...........................................          $      55,712,269       $     50,082,342
     Net realized gain on investment transactions....................                 74,040,546             21,371,652
     Net change in unrealized appreciation (depreciation)
      on investments.................................................                296,454,766            429,724,511
                                                                               -----------------       ----------------
      Net increase in net assets resulting from operations...........                426,207,581            501,178,505
                                                                               -----------------       ----------------
Distributions to shareholders (Note 2):
     From net investment income:
     Class 1.........................................................                     (1,849)                (1,761)
     Class 2.........................................................                     (2,628)                (2,382)
     Class 3.........................................................                     (3,152)                (2,774)
     Class 4.........................................................                (55,920,646)           (49,597,273)
                                                                               -----------------       ----------------
      Total distributions from net investment income.................                (55,928,275)           (49,604,190)
                                                                               -----------------       ----------------
     From net realized gains:
     Class 1.........................................................                     (4,035)                  (990)
     Class 2.........................................................                     (4,054)                  (990)
     Class 3.........................................................                     (4,061)                  (988)
     Class 4.........................................................                (64,653,761)           (16,056,271)
                                                                               -----------------       ----------------
      Total distributions from net realized gains....................                (64,665,911)           (16,059,239)
                                                                               -----------------       ----------------
Net fund share transactions (Note 5):
     Class 1.........................................................                      5,884                  2,751
     Class 2.........................................................                      6,682                  3,372
     Class 3.........................................................                      7,213                  3,763
     Class 4.........................................................                 54,936,919            126,252,551
                                                                               -----------------       ----------------
      Increase in net assets from net fund share transactions........                 54,956,698            126,262,437
                                                                               -----------------       ----------------
     Total increase in net assets....................................                360,570,093            561,777,513

Net assets:
     Beginning of period.............................................              2,125,638,142          1,563,860,629
                                                                               -----------------       ----------------
     End of period (including undistributed net investment income
      of $410,862 and $626,868, respectively)........................          $   2,486,208,235       $  2,125,638,142
                                                                               =================       ================

46   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                   Class 1
                                                                                                  ----------
                                                                             Year ended           Year ended         Period Ended
                                                                              12/31/96             12/31/95           12/31/94**
                                                                            ----------            ----------          ----------
Net asset value, beginning of period                                        $    12.63            $     9.92          $    10.00
                                                                            ----------            ----------          ----------
Income (loss) from investment operations:
  Net investment income                                                           0.17                  0.18                0.04
  Net realized and unrealized gain (loss) on investments                          2.21                  2.81               (0.08)
                                                                            ----------            ----------          ----------
   Total income (loss) from investment operations                                 2.38                  2.99               (0.04)
                                                                            ----------            ----------          ----------
Less distributions to shareholders:
  From net investment income                                                     (0.18)                (0.18)              (0.04)
  From net realized gains                                                        (0.39)                (0.10)                 --
                                                                            ----------            ----------          ----------
   Total distributions                                                           (0.57)                (0.28)              (0.04)
                                                                            ----------            ----------          ----------
Net asset value, end of period                                              $    14.44            $    12.63          $     9.92
                                                                            ==========            ==========          ==========
Total Return                                                                     18.83%                30.10%              (0.39)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                               $154                  $129                 $99
  Net expenses to average daily net assets#                                       1.65%                 1.65%               1.65%*
  Net investment income to average daily net assets                               1.28%                 1.58%               2.31%*
  Portfolio turnover rate                                                           13%                   16%                  3%
  Average broker commission rate (a)                                        $    .0585                   N/A                 N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                   1.69%                 1.70%               1.71%*

                                                                                                   Class 2
                                                                                                  ----------
                                                                             Year ended           Year ended         Period Ended
                                                                              12/31/96             12/31/95           12/31/94**
                                                                            ----------            ----------          ----------
Net asset value, beginning of period                                        $    12.65            $     9.93          $    10.00
                                                                            ----------            ----------          ----------
Income (loss) from investment operations:
  Net investment income                                                           0.25                  0.24                0.05
  Net realized and unrealized gain (loss) on investments                          2.22                  2.82               (0.07)
                                                                            ----------            ----------          ----------
   Total income (loss) from investment operations                                 2.47                  3.06               (0.02)
                                                                            ----------            ----------          ----------
Less distributions to shareholders:
  From net investment income                                                     (0.26)                (0.24)              (0.05)
  From net realized gains                                                        (0.39)                (0.10)                 --
                                                                            ----------            ----------          ----------
   Total distributions                                                           (0.65)                (0.34)              (0.05)
                                                                            ----------            ----------          ----------
Net asset value, end of period                                              $    14.47            $    12.65          $     9.93
                                                                            ==========            ==========          ==========
Total Return                                                                     19.46%                30.80%              (0.22)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                               $155                  $130                 $99
  Net expenses to average daily net assets#                                       1.10%                 1.10%               1.10%*
  Net investment income to average daily net assets                               1.82%                 2.13%               2.86%*
  Portfolio turnover rate                                                           13%                   16%                  3%
  Average broker commission rate (a)                                        $    .0585                   N/A                 N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                   1.14%                 1.15%               1.16%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.   47

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                   Class 3
                                                                                                  ----------
                                                                            Year ended            Year ended         Period Ended
                                                                             12/31/96              12/31/95           12/31/94**
                                                                            ----------            ----------          ----------
Net asset value, beginning of period                                        $    12.66            $     9.93          $    10.00
                                                                            ----------            ----------          ----------
Income (loss) from investment operations:
  Net investment income                                                           0.30                  0.28                0.05
  Net realized and unrealized gain (loss) on investments                          2.23                  2.83               (0.07)
                                                                            ----------            ----------          ----------
   Total income (loss) from investment operations                                 2.53                  3.11               (0.02)
                                                                            ----------            ----------          ----------
Less distributions to shareholders:
  From net investment income                                                     (0.31)                (0.28)              (0.05)
  From net realized gains                                                        (0.39)                (0.10)                 --
                                                                            ----------            ----------          ----------
   Total distributions                                                           (0.70)                (0.38)              (0.05)
                                                                            ----------            ----------          ----------
Net asset value, end of period                                              $    14.49            $    12.66          $     9.93
                                                                            ==========            ==========          ==========
Total Return                                                                     19.92%                31.30%              (0.18)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                               $156                  $130                 $99
  Net expenses to average daily net assets#                                       0.75%                 0.75%               0.75%*
  Net investment income to average daily net assets                               2.17%                 2.48%               3.23%*
  Portfolio turnover rate                                                           13%                   16%                  3%
  Average broker commission rate (a)                                        $    .0585                   N/A                 N/A

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                   0.80%                 0.80%               0.81%*

                                                                                                   Class 4
                                                                                                  ----------
                                                                            Year ended            Year ended         Period Ended
                                                                             12/31/96              12/31/95           12/31/94**
                                                                            ----------            ----------          ----------
Net asset value, beginning of period                                        $    12.63            $     9.91          $    10.00
                                                                            ----------            ----------          ----------
Income (loss) from investment operations:
  Net investment income                                                           0.34                  0.31                0.08
  Net realized and unrealized gain (loss) on investments                          2.22                  2.82               (0.09)
                                                                            ----------            ----------          ----------
   Total income (loss) from investment operations                                 2.56                  3.13               (0.01)
                                                                            ----------            ----------          ----------
Less distributions to shareholders:
  From net investment income                                                     (0.34)                (0.31)              (0.08)
  From net realized gains                                                        (0.39)                (0.10)                 --
                                                                            ----------            ----------          ----------
   Total distributions                                                           (0.73)                (0.41)              (0.08)
                                                                            ----------            ----------          ----------
Net asset value, end of period                                              $    14.46            $    12.63          $     9.91
                                                                            ==========            ==========          ==========
Total Return@                                                                    20.24%                31.54%              (0.10)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                         $2,485,743            $2,125,248          $1,563,563
  Net expenses to average daily net assets#                                     0.5067%               0.5067%             0.5067%*
  Net investment income to average daily net assets                               2.42%                 2.72%               3.20%*
  Portfolio turnover rate                                                           13%                   16%                  3%
  Average broker commission rate (a)                                        $    .0585                   N/A                 N/A

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                 0.5534%               0.5528%             0.5681%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

48   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1996

                                                 Number of
                                                  Shares        Market Value
                                                  ------        ------------
EQUITIES - 98.4%
Air Transportation -- 1.4%
Atlantic Southeast
 Airlines, Inc.                                    297,800      $  6,514,375
                                                                ------------

Apparel, Textiles & Shoes -- 1.2%
Unitog Company                                     206,500         5,627,125
                                                                ------------
Automotive & Parts -- 5.7%
Amcast Industrial
 Corporation                                       228,100         5,645,475
Excel Industries, Inc.                             355,100         5,903,538
Myers Industries, Inc.                             321,154         5,419,469
Titan Wheel
 International, Inc.                               698,500         8,905,875
                                                                ------------
                                                                  25,874,357
                                                                ------------
Banking, Savings & Loans -- 10.9%
Astoria Financial
 Corporation                                       293,000        10,804,375
Bank United Corp.
 Class A                                           173,200         4,633,100
CCB Financial
 Corporation                                       139,900         9,548,175
First Colorado
 Bancorp, Inc.                                     284,200         4,831,400
Keystone Financial,
 Inc.                                              221,150         5,528,750
One Valley Bancorp of
 West Virginia, Inc.                               183,750         6,821,719
Security Capital
 Corporation                                       102,800         7,581,500
                                                                ------------
                                                                  49,749,019
                                                                ------------

Building Materials & Construction -- 0.7%
Apogee Enterprises,
 Inc.                                               76,800         3,052,800
                                                                ------------
Chemicals -- 1.1%
OM Group, Inc.                                     188,100         5,078,700
                                                                ------------
Communications -- 2.3%
True North
 Communications, Inc.                              483,500        10,576,563
                                                                ------------
Computers & Office Equipment -- 1.0%
Cognex Corporation. (D)                            238,500         4,412,250
                                                                ------------
Containers -- 1.7%
Rock-Tenn Company
 (Class A)                                         391,490         7,731,928
                                                                ------------
Electrical Equipment & Electronics -- 8.2%
Belden, Inc.                                       293,700        10,866,900
Dallas Semiconductor
 Corporation                                       468,600        10,777,800
Teleflex, Incorporated                             128,100         6,677,213
Wyle Laboratories                                  227,200         8,974,390
                                                                ------------
                                                                  37,296,303
                                                                ------------
Energy -- 3.2%
NGC Corporation                                    165,595         3,850,084
Production Operators
 Corp.                                             156,100         7,258,650
TNP Enterprises, Inc.                              137,100         3,753,113
                                                                ------------
                                                                  14,861,847
                                                                ------------
Foods -- 3.2%
Midwest Grain
 Products, Inc. (D)                                167,100         2,840,700
Morrison Health Care,
 Inc.                                              377,200         5,563,700
Riser Foods, Inc.
 Class A                                           197,700         6,276,975
                                                                ------------
                                                                  14,681,375
                                                                ------------
Forest Products & Paper -- 2.4%
Mosinee Paper
 Corporation                                       125,833         4,467,072
Wausau Paper Mills
 Company                                           357,775         6,618,838
                                                                ------------
                                                                  11,085,910
                                                                ------------
Gas Distribution -- 1.9%
WICOR, Inc.                                        237,300         8,513,138
                                                                ------------
Healthcare -- 1.0%
Beckman Instruments,
 Inc.                                              113,800         4,367,075
                                                                ------------
Industrial Transportation -- 3.1%
ABC Rail Products
 Corporation . (D)                                 115,000      $  2,285,625
Arnold Industries, Inc.                            511,500         8,120,063
The Greenbrier
 Companies, Inc.                                   385,300         3,997,488
                                                                ------------
                                                                  14,403,176
                                                                ------------

Insurance -- 11.7%
ALLIED Group,
 Incorporated                                      346,350        11,299,669
Capital RE Corp.                                   334,500        15,596,063
Executive Risk, Inc.                               172,900         6,397,300
Frontier Insurance
 Group, Inc.                                       290,080        11,095,560
Orion Capital
 Corporation                                       147,137         8,993,749
                                                                ------------
                                                                  53,382,341
                                                                ------------
Leasing Companies -- 2.0%
Rollins Truck Leasing
 Company                                           715,750         9,036,344
                                                                ------------
Machinery & Components -- 13.3%
Columbus McKinnon
 Corporation                                       266,500         4,164,063
DT Industries, Inc.                                269,200         9,422,000
The Gorman-Rupp
 Company                                           257,825         3,512,866
Graco, Incorporated                                427,000        10,461,500
Greenfield Industries,
 Inc.                                              327,600        10,032,750
Hardinge, Inc.                                     224,300         5,971,988
Helix Technology
 Corporation                                       247,300         7,171,700
Regal-Beloit
 Corporation                                       297,750         5,843,344
Roper Industries, Inc.                             109,200         4,272,450
                                                                ------------
                                                                  60,852,661
                                                                ------------
Metals & Mining -- 1.8%
Reliance Steel &
 Aluminum Company                                  229,600         8,036,000
                                                                ------------

    The accompanying notes are an integral part of the financial statement.

-------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Portfolio of Investments (Continued)
-------------------------------------------------------------------------------

                                                 Number of
                                                  Shares        Market Value
                                                 ---------      ------------
Miscellaneous -- 2.1%
Trimas Corporation                                407,100       $  9,719,513

Miscellaneous Distributor Wholesale -- 1.2%
Hughes Supply, Inc.                               130,200          5,614,875

Office Products -- 1.1%
American Business
 Products, Inc.                                   197,700          4,967,213

Oil & Gas -- 2.9%
The Houston
 Exploration Company.                             261,800          4,581,500
Stone Energy
 Corporation.                                     211,000          6,303,625
Titan Exploration, Inc.                           200,000          2,400,000
                                                                ------------
                                                                  13,285,125
                                                                ------------
Other Services -- 3.0%
Analysts International
 Corporation                                      340,200          9,610,650
Landauer, Inc.                                    173,900          4,260,550
                                                                ------------
                                                                  13,871,200
                                                                ------------
Publishing & Printing -- 8.4%
Banta Corporation                                 284,250          6,502,219
Harte Hanks
 Communications, Inc.                             398,300         11,052,825
Houghton Mifflin
 Company                                          173,200          9,807,450
McClatchy
 Newspapers, Inc.                                 327,400         11,459,000
                                                                ------------
                                                                  38,821,494
                                                                ------------
Retail -- 1.9%
Arbor Drugs, Inc.                                 502,250          8,726,594
                                                                ------------

TOTAL EQUITIES                                                   450,139,301
                                                                ------------
(Cost $338,729,733)


                                                 Principal
                                                  Amount        Market Value
                                                 ---------      ------------
SHORT-TERM INVESTMENTS -- 1.4%
Commercial Paper
Ford Motor Credit
 Company
 5.330% 1/29/1997                              1,000,000            995,854
Shell Oil Company
 6.500% 1/02/1997                              4,350,000          4,349,215
Sunoco Credit
 Corporation
 5.370% 1/21/1997                              1,000,000            997,017
                                                                -----------
TOTAL SHORT-TERM
INVESTMENTS                                                       6,342,086
                                                                -----------
(At Amortized Cost)

TOTAL INVESTMENTS -- 99.8%                                      456,481,387
(Cost $345,071,819)+

Other Assets/
(Liabilities)  - .2%                                                886,996
                                                                -----------

NET ASSETS--100.0%                                            $ 457,368,383
                                                               ------------


Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


(D) Non-income producing security.


   The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements
-------------------------------------------------------------------------------

Statement of
Assets and
Liabilities


                                                              December 31, 1996
                                                              -----------------
Assets:
     Investments, at value (cost $338,729,733) (Note 2).....  $    450,139,301
     Short-term investments, at amortized cost (Note 2).....         6,342,086
                                                              ----------------
       Total Investments....................................       456,481,387
     Cash...................................................            16,575
     Receivables from:
       Investments sold.....................................           590,252
       Fund shares sold.....................................           391,223
       Interest and dividends...............................           614,637
       Investment manager (Note 3)..........................            20,289
                                                              ----------------
         Total assets.......................................       458,114,363
                                                              ----------------

Liabilities:
     Payables for:
       Investments purchased................................           124,059
       Fund shares redeemed.................................           349,247
       Directors' fees and expenses (Note 3)................             5,176
       Affiliates (Note 3):
         Investment management fees.........................           216,574
         Administration fees................................            34,087
         Service and distribution fees......................               274
     Accrued expenses and other liabilities.................            16,563
                                                              ----------------
         Total liabilities..................................           745,980
                                                              ----------------
     Net assets.............................................  $    457,368,383
                                                              ================

Net assets consist of:
     Paid-in capital........................................  $    340,794,078
     Undistributed net investment income....................           192,363
     Accumulated net realized gain on investments...........         4,972,374
     Net unrealized appreciation on investments.............       111,409,568
                                                              ----------------
                                                              $    457,368,383
                                                              ================

Net assets:
     Class 1................................................  $        142,813
                                                              ================
     Class 2................................................  $        144,545
                                                              ================
     Class 3................................................  $        145,609
                                                              ================
     Class 4................................................  $    456,935,416
                                                              ================
Shares outstanding:
     Class 1................................................            10,666
                                                              ================
     Class 2................................................            10,767
                                                              ================
     Class 3................................................            10,837
                                                              ================
     Class 4................................................        34,013,589
                                                              ================

Net asset value, offering price and
redemption price per share:
     Class 1................................................  $          13.39
                                                              ================
     Class 2................................................  $          13.42
                                                              ================
     Class 3................................................  $          13.44
                                                              ================
     Class 4................................................  $          13.43
                                                              ================

    The accompanying notes are an integral part of the financial statement.

-------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
-------------------------------------------------------------------------------


                                                                  Year ended
                                                              December 31, 1996
                                                              -----------------
Statement of Operations

Investment income:
     Dividends..............................................  $      10,401,752
     Interest...............................................          2,168,316
                                                              -----------------
       Total investment income..............................         12,570,068
                                                              -----------------

Expenses (Note 1):
     Investment management fees (Note 3)....................          2,298,488
     Custody fees...........................................             47,464
     Audit and legal fees...................................             14,282
     Directors' fees (Note 3)...............................             15,246
     Fees waived by the investment manager (Note 3).........           (182,305)
                                                              -----------------
                                                                      2,193,175
                                                              -----------------
     Administration fees (Note 3):
       Class 1..............................................                844
       Class 2..............................................                667
       Class 3..............................................                417
       Class 4..............................................            359,887
     Distribution and service fees (Note 3):
       Class 1..............................................                958
       Class 2..............................................                191
                                                              -----------------
         Net expenses.......................................          2,556,139
                                                              -----------------
        Net investment income...............................         10,013,929
                                                              -----------------

Realized and unrealized gain (loss):
     Net realized gain on investment transactions...........         15,188,213
     Net change in unrealized appreciation (depreciation) on
       investments..........................................         63,151,095
                                                              -----------------
        Net realized and unrealized gain....................         78,339,308
                                                              -----------------
     Net increase in net assets resulting from operations...  $      88,353,237
                                                              =================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statements of
Changes in Net
Assets

                                                                                Year ended               Year ended
                                                                             December 31, 1996        December 31, 1995
                                                                             -----------------        -----------------
Increase (Decrease) in Net Assets:
Operations:
     Net investment income.................................................  $      10,013,929        $      6,234,130
     Net realized gain on investment transactions..........................         15,188,213                 776,790
     Net change in unrealized appreciation (depreciation)
      on investments.......................................................         63,151,095              57,391,484
                                                                             -----------------        ----------------
      Net increase in net assets resulting from operations.................         88,353,237              64,402,404
                                                                             -----------------        ----------------

Distributions to shareholders (Note 2):
     From net investment income:
     Class 1...............................................................             (1,430)                 (1,356)
     Class 2...............................................................             (2,382)                 (1,300)
     Class 3...............................................................             (2,845)                 (1,672)
     Class 4...............................................................         (9,914,239)             (6,159,231)
                                                                             -----------------        ----------------
      Total distributions from net investment income.......................         (9,920,896)             (6,163,559)
                                                                             -----------------        ----------------
     From net realized gains:
     Class 1...............................................................             (3,230)                     --
     Class 2...............................................................             (3,240)                     --
     Class 3...............................................................             (3,251)                     --
     Class 4...............................................................        (10,172,978)                     --
                                                                             -----------------        ----------------
                                                                                   (10,182,699)                     --
                                                                             -----------------        ----------------
      Total distributions from net realized gains
      Net fund share
      transactions (Note 5):
     Class 1...............................................................            (49,286)                  51,075
     Class 2...............................................................              5,622                    1,300
     Class 3...............................................................              6,096                    1,672
     Class 4...............................................................          8,348,780               11,428,353
      Increase in net assets from net fund share transactions..............          8,311,212               11,482,400
                                                                             -----------------        ----------------
     Total increase in net assets..........................................         76,560,854               69,721,245
                                                                             -----------------        ----------------

Net assets:
     Beginning of period...................................................        380,807,529              311,086,284
     End of period (including undistributed net investment income
      of $192,363 and $99,330, respectively)...............................  $     457,368,383        $     380,807,529
                                                                             =================        =================

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights

(For a share outstanding throughout each period)

                                                                                                 Class 1
                                                                            Year ended           Year ended         Period Ended
                                                                             12/31/96             12/31/95           12/31/94**
                                                                           ----------          -----------          -----------
Net asset value, beginning of period                                       $    11.40          $      9.69          $     10.00
                                                                           ----------          -----------          -----------
Income (loss) from investment operations:
  Net investment income                                                          0.21                 0.06                 0.02
  Net realized and unrealized gain (loss) on investments                         2.23                 1.74                (0.31)
                                                                           ----------          -----------          -----------
   Total income (loss) from investment operations                                2.44                 1.80                (0.29)
                                                                           ----------          -----------          -----------
Less distributions to shareholders:
  From net investment income                                                    (0.14)               (0.09)               (0.02)
  From net realized gains                                                       (0.31)                  --                   --
                                                                           ----------          -----------          -----------
   Total distributions                                                          (0.45)               (0.09)               (0.02)
                                                                           ----------          -----------          -----------
Net asset value, end of period                                             $    13.39          $     11.40          $      9.69
                                                                           ==========          ===========          ===========
Total Return                                                                    21.43%               18.58%               (2.89)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                              $143                 $172                  $99
  Net expenses to average daily net assets#                                      1.75%                1.75%                1.75%*
  Net investment income to average daily net assets                              1.56%                0.63%                1.14%*
  Portfolio turnover rate                                                          28%                  28%                   4%
  Average broker commission rate (a)                                       $    .0585                  N/A                  N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                  1.79%                1.79%               1.81%*

                                                                                                  Class 2
                                                                                               -----------
                                                                            Year ended           Year ended         Period Ended
                                                                             12/31/96             12/31/95           12/31/94**
                                                                           ----------          -----------          -----------
Net asset value, beginning of period                                       $    11.44          $      9.70          $     10.00
                                                                           ----------          -----------          -----------
Income (loss) from investment operations:
  Net investment income                                                          0.22                 0.13                 0.03
  Net realized and unrealized gain (loss) on investments                         2.30                 1.74                (0.30)
                                                                           ----------          -----------          -----------
   Total income (loss) from investment operations                                2.52                 1.87                (0.27)
Less distributions to shareholders:
  From net investment income                                                    (0.23)               (0.13)               (0.03)
  From net realized gains                                                       (0.31)                  --                   --
                                                                           ----------          -----------          -----------
   Total distributions                                                          (0.54)               (0.13)               (0.03)
                                                                           ----------          -----------          -----------
Net asset value, end of period                                             $    13.42          $     11.44          $      9.70
                                                                           ==========          ===========          ===========
Total Return                                                                    22.07%               19.25%               (2.72)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                              $145                 $118                  $99
  Net expenses to average daily net assets#                                      1.20%                1.20%                1.20%*
  Net investment income to average daily net assets                              1.81%                1.19%                1.69%*
  Portfolio turnover rate                                                          28%                  28%                   4%
  Average broker commission rate (a)                                       $    .0585                  N/A                  N/A
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                                 1.24%               1.24%                1.26%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                  Class 3
                                                                                                 ---------
                                                                            Year ended           Year ended         Period Ended
                                                                             12/31/96             12/31/95           12/31/94**
                                                                           -----------         ------------         ------------
Net asset value, beginning of period                                       $    11.44          $      9.70          $     10.00
                                                                           -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                          0.27                 0.16                 0.03
  Net realized and unrealized gain (loss) on investments                         2.31                 1.74                (0.30)
                                                                           -----------         ------------         ------------
   Total income (loss) from investment operations                                2.58                 1.90                (0.27)
                                                                           -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                    (0.27)               (0.16)               (0.03)
  From net realized gains                                                       (0.31)                  --                   --
                                                                           -----------         ------------         ------------
   Total distributions                                                          (0.58)               (0.16)               (0.03)
                                                                           -----------         ------------         ------------
Net asset value, end of period                                             $    13.44          $     11.44          $      9.70
                                                                           ===========         ============         ============
Total Return                                                                    22.64%               19.62%               (2.68)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                              $146                 $119                  $99
  Net expenses to average daily net assets#                                      0.85%                0.85%                0.85%*
  Net investment income to average daily net assets                              2.16%                1.54%                2.09%*
  Portfolio turnover rate                                                          28%                  28%                   4%
  Average broker commission rate (a)                                       $    .0585                  N/A                  N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                  0.89%                0.89%                0.91%*


                                                                                                  Class 4
                                                                                                 ---------
                                                                            Year ended           Year ended         Period Ended
                                                                             12/31/96             12/31/95           12/31/94**
                                                                           -----------         ------------         ------------
Net asset value, beginning of period                                       $    11.44          $      9.69          $     10.00
                                                                           -----------         ------------         ------------
Income (loss) from investment operations:
  Net investment income                                                          0.31                 0.19                 0.04
  Net realized and unrealized gain (loss) on investments                         2.29                 1.75                (0.31)
                                                                           -----------         ------------         ------------
   Total income (loss) from investment operations                                2.60                 1.94                (0.27)
                                                                           -----------         ------------         ------------
Less distributions to shareholders:
  From net investment income                                                    (0.30)               (0.19)               (0.04)
  From net realized gains                                                       (0.31)                  --                   --
                                                                           -----------         ------------         ------------
   Total distributions                                                          (0.61)               (0.19)               (0.04)
                                                                           -----------         ------------         ------------
Net asset value, end of period                                             $    13.43          $     11.44          $      9.69
                                                                           ===========         ============         ============
Total Return@                                                                   22.82%               20.01%               (2.66)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                          $456,935             $380,398             $310,789
  Net expenses to average daily net assets#                                    0.6110%              0.6110%              0.6110%*
  Net investment income to average daily net assets                              2.40%                1.78%                1.78%*
  Portfolio turnover rate                                                          28%                  28%                   4%
  Average broker commission rate (a)                                       $    .0585                  N/A                  N/A
   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                0.6546%              0.6553%              0.6681%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.   57

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments
December 31, 1996

                        Number of
                         Shares     Market Value
                         ------     ------------
EQUITIES - 99.9%
Automobiles -- 2.8%
Ciadea SA (D)             280,885  $  1,334,428
Mahindra & Mahindra
 Ltd., GDR                140,683     1,653,025
Orbital Engine
 Corporation Ltd. (D)   2,000,000     1,509,000
Porsche AG,
 Preference                 6,000     5,353,287
                                   -------------
                                      9,849,740
                                   -------------

Banking -- 8.3%
Banco Bradesco SA,
 Preference           230,260,951     1,657,879
Banco de Galicia y
 Buenos Aires SA de
 CV, Sponsored ADR        127,000     3,079,750
Banco Frances del Rio
 de la Plata SA, ADR       57,500     1,581,250
Bank of Scotland        1,250,000     6,588,500
Bil GT Gruppe AG            2,500     1,277,256
Development Bank of
 Singapore Limited        200,000     2,702,260
HSBC Holdings PLC         261,214     5,588,987
Skandinaviska Enskilda
 Banken Group             150,000     1,537,770
Standard Chartered
 Bank PLC                 350,000     4,294,500
Turkiye Garanti
 Bankasi, ADR             252,000     1,131,808
                                   -------------
                                     29,439,960
                                   -------------

Commercial Services -- 0.3%
Adecco SA                   4,000     1,000,952
                                   -------------

Computer Hardware -- 0.8%
Canon, Inc.               100,000     2,205,560
PT Multipolar
 Corporation              933,000       533,116
                                   -------------
                                      2,738,676
                                   -------------

Computer Services -- 1.1%
Sligos SA                  30,000     3,924,027
                                   -------------

Computer Software -- 7.4%
Ines Corp.                 42,000       611,524
Misys PLC                 450,872     8,572,204
Nintendo Co. Ltd.         185,000    13,213,144
SAP AG, Preference         30,000     4,123,002
                                   -------------
                                     26,519,874
                                   -------------

Conglomerates -- 2.1%
Chargeurs
 International SA (D)     120,000   $ 5,932,200
First Philippine
 Holdings Corp., B
 Shares                   700,000     1,596,910
                                   -------------
                                      7,529,110
                                   -------------

Diversified Financial -- 5.8%
ABN Amro Holding
 NV                       101,630     6,604,009
ING Groep NV              137,500     4,944,390
IRSA Inversiones y
 Representaciones, SA   1,014,404     3,256,744
Nomura Securities
 Company Ltd.             250,000     3,747,725
Societe Generale de
 Paris                     20,000     2,158,216
                                   -------------
                                     20,711,084
                                   -------------

Drugs -- 9.3%
Altana AG                   6,000     4,668,067
Ares-Serono Group B        10,500     9,986,057
Biocompatibles
 International PLC (D)    411,665     5,762,651
Glaxo Wellcome PLC,
 Sponsored ADR            250,000     4,064,325
Sanofi SA                  35,000     3,473,918
Takeda Chemical
 Industries Ltd.          250,000     5,233,900
                                   -------------
                                     33,188,918
                                   -------------

Electric Utilities -- 0.4%
Capex SA, GDR              76,000     1,262,360
                                   -------------

Electrical Equipment & Electronics -- 6.5%
Austria Mikro
 Systeme International
 AG                        54,800     4,226,450
Keyence Corporation        20,000     2,464,030
LEM Holdings SA            11,192     2,258,868
Matsushita Electric
 Industrial Company
 Ltd.                     175,000     2,849,560
Rohm Company               40,000     2,619,108
SGS-Thomson
 Microelectronics NV (D)   58,800     4,116,000
Yamatake-Honeywell
 Co., Ltd.                 70,000     1,127,763
Yokogawa Electric
 Corp.                    400,000     3,446,160
                                   -------------
                                     23,107,939
                                   -------------

Energy Services & Producers -- 1.0%
Compagnie Generale de
 Geophysique SA (D)        50,000  $  3,462,375
                                   -------------

Engineering -- 1.7%
Fugro NV                  200,000     3,549,660
Internatio-Muller NV      100,000     2,509,050
                                   -------------
                                      6,058,710
                                   -------------

Financial Services -- 3.8%
Compagnie Bancaire
 SA                        35,000     4,133,693
CS Holding AG              40,000     4,096,156
Merita Ltd.
 A Shares (D)           1,399,600     4,342,399
Van der Hoop
 Effektenbank NV          145,000     1,106,524
                                   -------------
                                     13,678,772
                                   -------------

Food & Beverage -- 2.5%
Hellenic Bottling Co.,
 SA                        70,000     2,242,912
Remy Cointreau            120,000     3,393,120
Sermsuk Public
 Company Limited           50,000       725,425
South African
 Breweries Limited        100,000     2,533,400
                                   -------------
                                      8,894,857
                                   -------------

Healthcare -- 1.4%
Novartis AG                 4,264     4,868,254
                                   -------------

Hotel/Gaming -- 0.8%
Lusomundo, SGPS,
 SA (D)                   257,500     2,962,280
                                   -------------

Household Products -- 0.2%
Srithai Superware Co.
 Ltd.                     175,000       846,318
                                   -------------

Industrial Services -- 3.2%
Boskalis Westminster      347,290     7,027,135
PT Citra Marga
 Nusaphala Persada      2,120,000     1,660,106
VBH - Vereinigter
 Baubeschlag Handel
 AG                       125,000     2,778,025
                                   -------------
                                     11,465,266
                                   -------------


                                                                     (Continued)

60 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                        Number of
                         Shares     Market Value
                         ------     ------------
Insurance -- 7.1%
AXA SA                     75,000  $  4,760,768
Marschollek,
 Lautenschlaeger und
 Partner AG                44,000     6,109,884
National Mutual Asia
 Ltd.                   1,816,000     1,725,563
Ockham Holdings PLC     1,000,000     1,283,400
Reinsurance Australia
 Corp. Ltd.             2,910,000    11,325,138
                                   -------------
                                     25,204,753
                                   -------------

Manufacturing -- 3.8%
Bucher Holding AG, B
 Shares                     1,750     1,199,057
Powerscreen
 International PLC        494,100     4,777,354
Rolls-Royce PLC           750,000     3,298,500
SMH AG (Registered)        30,000     4,267,449
                                   -------------
                                     13,542,360
                                   -------------

Medical Products -- 0.4%
Elekta Instrument AB
 Free, Series B            40,000     1,420,612

Metals & Mining -- 2.1%
Boehler-Uddeholm AG        12,000       857,970
Boehler-Uddeholm AG
 144A .                    24,000     1,715,946
Compania de Minas
 Buenaventura SA,
 Sponsored ADR            200,000     3,375,000
Hoganas AB Cl. B           40,000     1,400,108
                                   -------------
                                      7,349,024
                                   -------------

Non-Durable Household Goods -- 1.8%
Wella AG                    2,000     1,057,680
Wella AG Preference        10,000     5,320,843
                                   -------------
                                      6,378,523
                                   -------------

Oil & Gas -- 5.2%
Belle Corporation  .    5,000,000     1,387,500
Coflexip SA,
 Sponsored ADR             90,000     2,362,500
Expro International
 Group PLC                775,000     6,266,495
Hong Kong and China
 Gas Company Ltd.         720,000     1,391,544
PTT Exploration and
 Production                50,000       721,525
Smedvig ASA A
 Shares                   165,000     3,617,625
Smedvig ASA B
 Shares .                 160,000     3,282,496
                                   -------------
                                     19,029,685
                                   -------------

Publishing & Printing-- 0.9%
News Corp. Ltd., ADR      150,000     3,131,250
                                   -------------

Real Estate -- 1.3%
Brazil Realty SA,
 GDR 144A                  59,000     1,121,000
MRC Allied Industries,
 Inc. .                 4,000,000       532,000
Sun Hung Kai
 Properties Ltd.          250,000     3,062,375
                                   -------------
                                      4,715,375
                                   -------------

Retail -- 2.4%
Autobacs Seven Co.
 Limited                   50,000     3,528,040
PT Matahari Putra
 Prima                    700,000       818,518
Vendex International
 NV                       100,000     4,272,320
                                   -------------
                                      8,618,878
                                   -------------

Shipping -- 0.2%
Lisnave-Estaleiros
 Navais de Lisbona SA  .  306,300       806,917
                                   -------------

Specialty Retail -- 3.7%
Adidas AG                  42,200     3,641,919
FamilyMart Co.             60,000     2,393,382
Giordano International
 Ltd.                   1,500,000     1,279,800
Jusco Co.                 100,000     3,385,880
Moebel Walther AG,
 Preference                40,000     2,621,488
                                   -------------
                                     13,322,469
                                   -------------

Telecommunications -- 4.0%
CPT Telefonica del
 Peru SA, Cl. B         1,600,000     2,994,080
Korea Mobile
 Telecommunications
 Corporation                4,300     4,368,962
Millicom International
 Cellular SA .             37,500     1,204,688
Portugal Telecom SA        86,000     2,448,437
Telecom Italia Mobile
 SpA                    1,299,900     3,278,478
                                   -------------
                                     14,294,645
                                   -------------

Telephone Utilities -- 1.4%
Telecomunicacoes
 Brasileiras S/A-
 Telebras                  18,500     1,415,250
Telefonica de Espana
 ADS                      150,000     3,476,835
                                   -------------
                                      4,892,085
                                   -------------

Television -- 0.7%
Groupe AB SA .            165,000     2,371,875
                                   -------------

Textiles -- 1.9%
Bulgari SpA               225,000     4,557,690
Gucci Group NV             35,000     2,235,625
                                   -------------
                                      6,793,315
                                   -------------

Tobacco -- 0.4%
Compagnie Financiere
 Richemont AG               1,000     1,400,141
                                   -------------

Transportation -- 3.2%
Argonaut AB-B Shares .  1,100,000     2,207,040
East Japan Railway Co.        750     3,366,503
Frontline AB .            650,000     2,246,595
MIF Ltd.                  250,000     3,719,425
                                   -------------
                                     11,539,563
                                   -------------

TOTAL EQUITIES                      356,320,942
                                   -------------
(Cost $309,944,622)

WARRANTS -- 0.3%

Drugs -- 0.3%
Biocompatibles
 International PLC  .      71,593       912,676
                                   -------------

Oil & Gas -- 0.0%
Hong Kong and China
 Gas Company Ltd.  .       72,000         3,723
                                   -------------
TOTAL WARRANTS                          916,399
                                   -------------
(Cost $0)

TOTAL INVESTMENTS -- 100.2%          357,237,341
                                   -------------
(Cost $309,944,622)+

Other Assets/
(Liabilities) - (0.2%)                 (585,529)
                                   -------------

NET ASSETS-- 100.0%                $356,651,812
                                   -------------

Notes to Portfolio of Investments
 . Non-income producing security
+ Aggregate cost for Federal tax purposes (Note 7)
ADR: American Depository Receipt
GDR: Global Depository Receipt
ADS: American Depository Shares

144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   The accompanying notes are an integral part of the financial statements.   61

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements
--------------------------------------------------------------------------------

                                                                                        December 31, 1996
                                                                                        -----------------
Statement of Assets and Liabilities

Assets:
     Investments, at value (cost $309,944,622) (Note 2).......................        $       357,237,341
     Cash.....................................................................                     83,359
     Foreign currency, at value (cost $4,918,907).............................                  4,903,738
     Receivables from:
       Investments sold.......................................................                  1,783,534
       Open forward foreign currency contracts (Note 2).......................                    612,258
       Fund shares sold.......................................................                    216,824
       Interest and dividends.................................................                    267,791
       Foreign taxes withheld.................................................                    274,223
       Investment manager (Note 3)............................................                     54,877
                                                                                      -------------------
         Total assets.........................................................                365,433,945
                                                                                      -------------------

Liabilities:
     Payables for:
       Investments purchased..................................................                  6,371,010
       Borrowings under line of credit (Note 8)...............................                  1,600,000
       Fund shares redeemed...................................................                    456,891
       Directors' fees and expenses (Note 3)..................................                      5,177
       Affiliates (Note 3):
         Investment management fees...........................................                    254,834
         Administration fees..................................................                     29,289
         Service and distribution fees........................................                        219
     Accrued expenses and other liabilities...................................                     64,713
                                                                                      -------------------
         Total liabilities....................................................                  8,782,133
                                                                                      -------------------
     Net assets...............................................................        $       356,651,812
                                                                                      ===================

Net assets consist of:
     Paid-in capital..........................................................        $       320,990,580
     Undistributed net investment income......................................                    113,978
     Accumulated net realized loss on investments and
       foreign currency translations..........................................               (12,355,482)
     Net unrealized appreciation on investments, forward foreign currency
       contracts, foreign currency and other assets and liabilities...........                 47,902,736
                                                                                      -------------------
                                                                                      $       356,651,812
                                                                                      ===================

Net assets:
     Class 1..................................................................        $           112,681
                                                                                      ===================
     Class 2..................................................................        $           114,019
                                                                                      ===================
     Class 3..................................................................        $           114,468
                                                                                      ===================
     Class 4..................................................................        $       356,310,644
                                                                                      ===================
Shares outstanding:
     Class 1..................................................................                     10,176
                                                                                      ===================
     Class 2..................................................................                     10,281
                                                                                      ===================
     Class 3..................................................................                     10,315
                                                                                      ===================
     Class 4..................................................................                 32,070,618
                                                                                      ===================
Net asset value, offering price and
redemption price per share:
     Class 1..................................................................        $             11.07
                                                                                      ===================
     Class 2..................................................................        $             11.09
                                                                                      ===================
     Class 3..................................................................        $             11.10
                                                                                      ===================
     Class 4..................................................................        $             11.11
                                                                                      ===================

62 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                        Year ended
                                                                                     December 31, 1996
                                                                                     ----------------
Statement of Operations

Investment income:
     Dividends (net of withholding tax of $468,717)............................   $         4,155,451
     Interest..................................................................               350,237
                                                                                  -------------------
       Total investment income.................................................             4,505,688
                                                                                  -------------------
Expenses (Note 1):
     Investment management fees (Note 3).......................................             2,398,114
     Custody fees..............................................................               319,874
     Audit and legal fees......................................................                 9,403
     Excise taxes..............................................................                 6,854
     Directors' fees (Note 3)..................................................                15,246
     Fees waived by the investment manager (Note 3)............................              (196,769)
                                                                                  -------------------
                                                                                            2,552,722
     Administration fees (Note 3):
       Class 1.................................................................                   698
       Class 2.................................................................                   569
       Class 3.................................................................                   465
       Class 4.................................................................               273,938
     Distribution and service fees (Note 3):
       Class 1.................................................................                   763
       Class 2.................................................................                   157
                                                                                  -------------------
         Net operating expenses................................................             2,829,312
     Interest expense (Note 8).................................................                25,373
                                                                                  -------------------
         Net investment income.................................................             1,651,003
                                                                                  -------------------

Realized and unrealized gain (loss) from investments
and foreign currency:
     Net realized gain on:
       Investment transactions.................................................             5,099,336
       Foreign currency transactions...........................................             5,633,016
                                                                                  -------------------
         Net realized gain.....................................................            10,732,352
                                                                                  -------------------
     Net change in unrealized appreciation
     (depreciation) on:
       Investments.............................................................            36,945,058
       Translation of assets and liabilities in foreign currencies.............              (414,384)
                                                                                  -------------------
         Net unrealized gain...................................................            36,530,674
                                                                                  -------------------
         Net realized and unrealized gain from investments
          and foreign currency.................................................            47,263,026
                                                                                  -------------------
     Net increase in net assets resulting from operations......................   $        48,914,029
                                                                                  ===================

   The accompanying notes are an integral part of the financial statements.   63

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                  Year ended             Year ended
                                                                               December 31, 1996      December 31, 1995
                                                                               -----------------      -----------------
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:
Operations:
     Net investment income..............................................     $         1,651,003    $         1,410,289
     Net realized gain (loss) on investment and foreign
      currency transactions.............................................              10,732,352           (11,680,240)
     Net change in unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities in
      foreign currencies................................................              36,530,674             19,939,116
                                                                             -------------------    -------------------
         Net increase in net assets resulting from operations...........              48,914,029              9,669,165
                                                                             -------------------    -------------------

Distributions to shareholders (Note 2):
     From net investment income:
     Class 1............................................................                   (263)                     --
     Class 2............................................................                   (433)                  (195)
     Class 3............................................................                   (501)                  (467)
     Class 4............................................................             (1,825,896)            (1,565,611)
                                                                             -------------------    -------------------
         Total distributions from net investment income.................             (1,827,093)            (1,566,273)
                                                                             -------------------    -------------------
     In excess of net investment income:
     Class 1............................................................                   (794)                  (830)
     Class 2............................................................                 (1,308)                  (952)
     Class 3............................................................                 (1,513)                  (947)
     Class 4............................................................             (5,515,423)            (2,389,653)
                                                                             -------------------    -------------------
         Total distributions in excess of net investment income.........             (5,519,038)            (2,392,382)
                                                                             -------------------    -------------------

Net fund share transactions (Note 5):
     Class 1............................................................                 (13,956)                16,103
     Class 2............................................................                   1,742                  1,191
     Class 3............................................................                   2,018                  1,430
     Class 4............................................................              94,070,522             64,817,475
                                                                             -------------------    -------------------
      Increase in net assets from net fund share transactions...........              94,060,326             64,836,199
                                                                             -------------------    -------------------
     Total increase in net assets.......................................             135,628,224             70,546,709
Net assets:
     Beginning of period................................................             221,023,588            150,476,879
                                                                             -------------------    -------------------
     End of period (including undistributed net investment income of $113,978 and distributions in excess of net investment
     income of $215,389)................................................     $       356,651,812    $       221,023,588
                                                                             ===================    ===================

64 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                      Class 1
                                                                                                    ----------
                                                                               Year ended           Year ended         Period Ended
                                                                                12/31/96             12/31/95           12/31/94**
                                                                               ----------           ----------         ------------
Net asset value, beginning of period                                           $     9.54           $     9.25         $    10.00
                                                                               ----------           ----------         -----------

Income (loss) from investment operations:
  Net investment income                                                             (0.07)               (0.03)             (0.02)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               1.70                 0.40              (0.73)
                                                                               ----------           ----------         -----------
   Total income (loss) from investment operations                                    1.63                 0.37              (0.75)
                                                                               ----------           ----------         -----------
Less distributions to shareholders:
  From net investment income                                                        (0.10)                  --                 --
  In excess of net investment income                                                   --                (0.08)                --
                                                                               ----------           ----------         -----------
   Total distributions                                                              (0.10)               (0.08)                --
                                                                               ----------           ----------         -----------
Net asset value, end of period                                                 $    11.07           $     9.54         $     9.25
                                                                               ==========           ==========         ===========
Total Return                                                                        17.09%                3.96%             (7.50)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                                  $113                 $112                $93
  Net expenses to average daily net assets#                                          2.15%                2.15%              2.15%*
  Net investment income to average daily net assets                                 (0.51)%              (0.40)%            (1.10)%*

  Portfolio turnover rate                                                             58%                  121%                18%
  Average broker commission rate (a)                                           $   .0254                   N/A                N/A

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                     2.22%                 2.24%              2.24%*
                                                                                                      Class 2
                                                                                                    ----------
                                                                               Year ended           Year ended         Period Ended
                                                                                12/31/96             12/31/95           12/31/94**
                                                                               ----------           ----------         ------------
Net asset value, beginning of period                                           $     9.56           $     9.26         $    10.00
                                                                               ----------           ----------         ----------
Income (loss) from investment operations:
  Net investment income                                                              0.00                 0.02              (0.01)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               1.70                 0.40              (0.73)
                                                                               ----------           ----------         ----------
   Total income (loss) from investment operations                                    1.70                 0.42              (0.74)
                                                                               ----------           ----------         ----------
Less distributions to shareholders:
  From net investment income                                                        (0.17)               (0.02)                --
  In excess of net investment income                                                   --                (0.10)                --
                                                                               ----------           ----------         ----------
   Total distributions                                                              (0.17)               (0.12)                --
                                                                               ----------           ----------         -----------
Net asset value, end of period                                                 $    11.09           $     9.56         $     9.26
                                                                               ==========           ==========         ==========
Total Return                                                                        17.85%                4.52%             (7.40)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                                  $114                  $97                $93
  Net expenses to average daily net assets#                                          1.60%                1.60%              1.60%*
  Net investment income to average daily net assets                                  0.02%                0.19%             (0.55)%*

  Portfolio turnover rate                                                              58%                 121%                18%
  Average broker commission rate (a)                                           $    .0254                  N/A                N/A

   #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                      1.67%                1.69%              1.69%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.   65

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                  Class 3
                                                                                                 ----------
                                                                            Year ended           Year ended         Period Ended
                                                                             12/31/96             12/31/95           12/31/94**
                                                                            ----------           ----------         ------------
Net asset value, beginning of period                                        $     9.57           $     9.27         $     10.00
                                                                            ----------           ----------         -----------

Income (loss) from investment operations:
  Net investment income                                                           0.03                 0.04               (0.00)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            1.70                 0.40               (0.73)
                                                                            ----------           ----------         -----------
   Total income (loss) from investment operations                                 1.73                 0.44               (0.73)
                                                                            ----------           ----------         -----------
Less distributions to shareholders:
  From net investment income                                                     (0.20)               (0.05)                 --
  In excess of net investment income                                                --                (0.09)                 --
                                                                            ----------           ----------         -----------
   Total distributions                                                           (0.20)               (0.14)                 --
                                                                            ----------           ----------         -----------
Net asset value, end of period                                              $    11.10           $     9.57         $      9.27
                                                                            ==========           ==========         ===========
Total Return                                                                     18.11%                4.78%              (7.30)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                               $114                  $97                 $93
  Net expenses to average daily net assets#                                       1.35%                1.35%               1.35%*
  Net investment income to average daily net assets                               0.27%                0.45%              (0.30)%*
  Portfolio turnover rate                                                           58%                 121%                 18%
  Average broker commission rate (a)                                        $    .0254                  N/A                 N/A
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                                  1.42%                1.44%               1.44%*
                                                                                                  Class 4
                                                                                                  -------
                                                                            Year ended           Year ended         Period Ended
                                                                             12/31/96             12/31/95           12/31/94**
                                                                            ----------           ----------         ------------
Net asset value, beginning of period                                        $     9.58           $     9.28         $     10.00
                                                                            ----------           ----------         -----------
Income (loss) from investment operations:
  Net investment income                                                           0.06                 0.07                0.00
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            1.71                 0.41               (0.72)
                                                                            ----------           ----------         -----------
   Total income (loss) from investment operations                                 1.77                 0.48               (0.72)
                                                                            ----------           ----------         -----------
Less distributions to shareholders:
  From net investment income                                                     (0.24)               (0.07)                 --
  In excess of net investment income                                                --                (0.11)                 --
                                                                            ----------           ----------         -----------
   Total distributions                                                           (0.24)               (0.18)                 --
                                                                            ----------           ----------         -----------
Net asset value, end of period                                              $    11.11           $     9.58         $      9.28
                                                                            ==========           ==========         ===========
Total Return@                                                                    18.51%                5.13%              (7.20)%

Ratios / Supplemental Data:

  Net assets, end of period (000's)                                           $356,311             $220,718            $150,199
  Net expenses to average daily net assets#                                     1.0020%              1.0020%             1.0020%*
  Net investment income to average daily net assets                               0.59%                0.76%               0.04%*
  Portfolio turnover rate                                                           58%                 121%                 18%
  Average broker commission rate (a)                                        $    .0254                  N/A                 N/A
   #Computed after giving effect to the reduction in
    management fee by MassMutual. Without this reduction of
    fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                                1.0718%              1.0920%             1.0877%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
 @ Employee retirement benefit plans that invest plan assets in the Separate
   Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

66   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1.  The Trust

MassMutual Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of seven separate series of shares (each individually referred to as a "Fund" or collectively as the "Funds"), each having four classes of shares:
Class 1, Class 2, Class 3 and Class 4. Class 1, Class 2 and Class 3 shares of each Fund are offered primarily to employer-sponsored defined contribution plans that satisfy the qualification requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Class 4 shares of each Fund are available only to separate investment accounts ("SIAs") of Massachusetts Mutual Life Insurance Company ("MassMutual") in which corporate qualified plans including defined contribution plans and defined benefit plans are permitted to invest pursuant to the issuance of group annuity contracts. The Funds are MassMutual Prime Fund ("Prime Fund"), MassMutual Short-Term Bond Fund ("Short-Term Bond Fund"), MassMutual Core Bond Fund ("Core Bond Fund"), MassMutual Balanced Fund ("Balanced Fund"), MassMutual Value Equity Fund ("Value Equity Fund"), MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), and MassMutual International Equity Fund ("International Equity Fund"), all of which commenced operations on October 3, 1994.


2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, and including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.


Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Accounting for Investments


Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.


Federal Income Tax


It is each Fund's intent to continue to comply with the provisions of subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gain to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.


Dividends and Distributions to Shareholders


Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.


Foreign Currency Translation


The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.


Forward Foreign Currency Contracts


Each Fund may enter into forward foreign currency contracts in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. The International Equity Fund may engage in such transactions to manage the value of portfolio holdings against future movements in certain foreign currency exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations for the International Equity Fund under these financial instruments at December 31, 1996 is as follows:

                                                                 In
                     Contracts                                Exchange                                Unrealized
Settlement              to                Units of            for U.S.           Contracts at        Appreciation
   Date           Deliver/Receive         Currency             Dollars               Value          (Depreciation)
----------        ---------------         --------            --------           ------------       --------------
 BUYS
 01/13/97   Austrian Schilling              2,124,732     $       196,807      $      196,017       $        (790)

 SELLS
 01/02/97   British Pound                     114,041             190,471             195,147               (4,676)
 01/03/97   British Pound                     334,350             562,433             572,139               (9,706)
 01/07/97   British Pound                     110,538             188,114             189,153               (1,039)
 01/27/97   Japanese Yen                4,007,200,000          35,305,727          34,677,258               628,469
                                                                                                    ---------------
                                                                                                            613,048
                                                                                                    ---------------
                                                                                                    $       612,258
                                                                                                    ===============

Forward Commitments


Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repurchase rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized. A summary of open obligations under these forward commitments at December 31, 1996, is as follows:


       Forward               Expiration       Aggregate
     Commitment                 of            Face Value                             Market        Unrealized
  Contracts to Buy           Contracts       of Contracts           Cost              Value      (Depreciation)
  ----------------           ----------      ------------           ----             ------      --------------
Core Bond Fund
 U.S. Treasury Note
5.875% 11/15/1999          February 1997     $ 9,250,000         $ 9,215,674       $ 9,203,935       ($11,739)

Balanced Fund
 U.S. Treasury Note
5.875% 11/15/1999          February 1997      $1,900,000          $1,892,949        $1,890,538       ($ 2,411)

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Allocation of Operating Activity


In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and distribution and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each. Total expenses per class are currently limited to a percentage of average daily net assets, as discussed in Note 3.


3.   Management Fees and Other Transactions With Affiliates


Investment Management Fees


Under an agreement between the Trust and MassMutual, MassMutual is responsible for providing investment management of each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Prime Fund                                                         .45%
Short-Term Bond Fund                                               .45%
Core Bond Fund                                                     .45%
Balanced Fund                                                      .45%
Value Equity Fund                                                  .45%
Small Cap Value Equity Fund                                        .55%
International Equity Fund                                          .85%

MassMutual has entered into investment sub-advisory agreements with two subsidiaries: David L. Babson & Company, Inc. ("Babson") and HarbourView Asset Management Corporation ("HarbourView"). These agreements provide that (1) effective January 1, 1997, Babson will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund. Prior to January 1, 1997, Concert Capital Management ("Concert Capital") served as the investment sub-advisor to the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund. On January 1, 1996, the employees of Concert Capital became co-employees of Babson. At the time, both Concert Capital and Babson were wholly-owned subsidiaries of DLB Acquisition Corporation, a controlled subsidiary of MassMutual. Concert Capital merged with and into Babson effective December 31, 1996.

MassMutual pays Babson a fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund and the Value Equity sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a fee equal to an annual rate of
 .50% of the average daily net asset value of the International Equity Fund.


Administration Fees


Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                  Class 1       Class 2        Class 3        Class 4
                               -------------- -------------  -------------  ------------
Prime Fund                            .5628%        .5128%         .3152%        .0812%
Short-Term Bond Fund                  .5568%        .5068%         .3092%        .0782%
Core Bond Fund                        .5688%        .5188%         .3212%        .0842%
Balanced Fund                         .5708%        .5208%         .3232%        .0852%
Value Equity Fund                     .5814%        .5314%         .3338%        .0905%
Small Cap Value Equity Fund           .5728%        .5228%         .3252%        .0862%
International Equity Fund             .5948%        .5448%         .4448%        .0972%

Distribution and Service Fees


OppenheimerFunds Distributor, Inc. ("Oppenheimer") acts as distributor to each Fund. MML Investor Services, Inc. ("MMLISI") serves as sub-distributor to each Fund. MassMutual has a controlling interest in OppenheimerFunds and MMLISI is a wholly owned subsidiary of MassMutual. Oppenheimer is paid a distribution fee with respect to Class 1 and Class 2 at the annual rate of .40% and .15%, respectively, of the value of average daily net assets attributable to those classes of shares of which a portion is subsequently allocated to MMLISI. The Funds do not pay any fees directly to MMLISI. MassMutual is also paid a fee for shareholder services with respect to Class 1 shares of the Funds at the annual rate of .25% of the value of the average daily net assets of the respective class of each Fund. These fees are authorized pursuant to separate service and distribution plans for each of the classes of shares adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act and are used by Oppenheimer to cover expenses primarily intended to result in the sale of those shares of the Funds.


Expense Limitations

MassMutual has voluntarily agreed to waive a portion of its management fee to the extent that the aggregate annual operating expenses incurred during the year exceed the following percentages of the average daily net assets:


                                          Class 1        Class 2        Class 3        Class 4
                                       -------------- -------------- -------------- --------------
 Prime Fund                               1.65%          1.10%           .75%         .5160%
 Short-Term Bond Fund                     1.65%          1.10%           .75%         .5190%
 Core Bond Fund                           1.65%          1.10%           .75%         .5130%
 Balanced Fund                            1.65%          1.10%           .75%         .5120%
 Value Equity Fund                        1.65%          1.10%           .75%         .5067%
 Small Cap Value Equity Fund              1.75%          1.20%           .85%         .6110%
 International Equity Fund                2.15%          1.60%          1.35%         1.002%

MassMutual's management fee for the year ended December 31, 1996 was $20,477,568, of which $1,925,096 was reimbursed to the Funds.

Other

Certain officers and directors of the Funds are also officers of MassMutual. The compensation of unaffiliated directors of the Funds is borne by the Funds.

At December 31, 1996, MassMutual or separate investment accounts thereof owned all of the outstanding shares of the Trust.

4.  Purchases And Sales Of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended December 31, 1996 were as follows:

                                        Long-term U.S.
                                          Government                 Other Long-term
                                          Securities                   Securities
                                  ---------------------        ----------------------
Purchases
Short-Term Bond Fund              $         102,126,595        $          32,662,257
Core Bond Fund                              168,040,130                  117,409,164
Balanced Fund                                48,825,564                   81,833,743
Value Equity Fund                                    --                  366,428,008
Small Cap Value Equity Fund                          --                  126,866,361
International Equity Fund                            --                  255,790,219

Sales

Short-Term Bond Fund               $          39,099,687        $          14,835,789
Core Bond Fund                               111,228,535                   37,231,689
Balanced Fund                                 39,076,581                   45,001,025
Value Equity Fund                                     --                  281,828,695
Small Cap Value Equity Fund                           --                  107,156,414
International Equity Fund                             --                  161,400,001

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

5.     Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares, with no par value, in one or more of four classes of shares: Class 1, Class 2, Class 3 and Class 4. Class 1 and Class 2 shares of each Fund are subject to distribution and service fees. Class 3 shares are not subject to any distribution or service fees. SIA Investors purchase Class 4 shares directly from the Funds and pay no distribution or service fees. Changes in shares outstanding for each Fund are as follows:

                                                      Class 1

                                     Year ended                    Year ended
                                  December 31, 1996             December 31, 1995

                                   Shares         Amount         Shares          Amount
                                  --------       --------       --------        --------
Prime Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                         28          4,288             28           4,178
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                          28       $  4,288             28        $  4,178
                                  ========       ========       ========        ========

Short-Term Bond Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                        519          5,285            740           7,530
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                         519       $  5,285            740        $  7,530
                                  ========       ========       ========        ========

Core Bond Fund
  Sold                                 429          4,520          4,457          49,156
  Issued as reinvestment
   of dividends                        489          5,156          1,186          12,759
  Redeemed                          (5,250)       (55,534)            --              --
                                  --------       --------       --------        --------
  Net increase (decrease)           (4,332)      $(45,858)         5,643        $ 61,915
                                  ========       ========       ========        ========

Balanced Fund
  Sold                                 931         10,969          4,480          49,577
  Issued as reinvestment
   of dividends                        416          5,173            530           6,084
  Redeemed                          (5,552)       (65,509)           (23)           (260)
                                  --------       --------       --------        --------
  Net increase (decrease)           (4,205)      $(49,367)         4,987        $ 55,401
                                  ========       ========       ========        ========

Value Equity Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                        403          5,884            219           2,751
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                         403       $  5,884            219        $  2,751
                                  ========       ========       ========        ========

Small Cap Value Equity Fund
  Sold                               4,373         54,090          4,740          49,719
  Issued as reinvestment
   of dividends                        349          4,660            119           1,356
  Redeemed                          (9,150)      (108,036)            --              --
                                  --------       --------       --------        --------
  Net increase (decrease)           (4,428)      $(49,286)         4,859        $ 51,075
                                  ========       ========       ========        ========

International Equity Fund
  Sold                               5,377         55,098          1,610          15,218
  Issued as reinvestment
   of dividends                        100          1,065             93             885
  Redeemed                          (7,009)       (70,119)            --              --
                                  --------       --------       --------        --------
  Net increase (decrease)           (1,532)      $(13,956)         1,703        $ 16,103
                                  ========       ========       ========        ========


                                                           Class 2

                                         Year ended                     Year ended
                                      December 31, 1996              December 31, 1995

                                      Shares          Amount         Shares            Amount
                                     --------        --------       --------          -------
Prime Fund
  Sold                                     --              --             --               --
  Issued as reinvestment
   of dividends                            33           4,922             32            4,746
  Redeemed                                 --              --             --               --
                                     --------        --------       --------          -------
  Net increase                             33        $  4,922             32          $ 4,746
                                     ========        ========       ========          =======

Short-Term Bond Fund
  Sold                                     --              --             --               --
  Issued as reinvestment
   of dividends                           584           5,951            796            8,116
  Redeemed                                 --              --             --               --
                                     --------        --------       --------          -------
  Net increase                            584        $  5,951            796          $ 8,116
                                     ========        ========       ========          =======

Core Bond Fund
  Sold                                     --              --             --               --
  Issued as reinvestment
   of dividends                           562           5,941            861            9,288
  Redeemed                                 --              --             --               --
                                     --------        --------       --------          -------
  Net increase (decrease)                 562        $  5,941            861          $ 9,288
                                     ========        ========       ========          =======

Balanced Fund
  Sold                                     --              --             --               --
  Issued as reinvestment
   of dividends                           484           6,038            401            4,610
  Redeemed                                 --              --             --               --
                                     --------        --------       --------          -------
  Net increase (decrease)                 484        $  6,038            401          $ 4,610
                                     ========        ========       ========          =======

Value Equity Fund
  Sold                                     --              --             --               --
  Issued as reinvestment
   of dividends                           456           6,682            267            3,372
  Redeemed                                 --              --             --               --
                                     --------        --------       --------          -------
  Net increase                            456        $  6,682            267          $ 3,372
                                     ========        ========       ========          =======

Small Cap Value Equity Fund
  Sold                                     --              --             --               --
  Issued as reinvestment
   of dividends                           420           5,622            114            1,300
  Redeemed                                 --              --             --               --
                                     --------        --------       --------          -------
  Net increase (decrease)                 420        $  5,622            114          $ 1,300
                                     ========        ========       ========          =======

International Equity Fund
  Sold                                     --              --             --               --
  Issued as reinvestment
   of dividends                           161           1,742            124            1,191
  Redeemed                                 --              --             --               --
                                     --------        --------       --------          -------
  Net increase (decrease)                 161        $  1,742            124          $ 1,191
                                     ========        ========       ========          =======

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                        Class 3

                                       Year ended                    Year ended
                                    December 31, 1996             December 31, 1995

                                   Shares          Amount         Shares          Amount
                                  --------       --------       --------        --------
Prime Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                         35          5,335             34           5,095
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                          35       $  5,335             34        $  5,095
                                  ========       ========       ========        ========

Short-Term Bond Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                        625          6,381            830           8,467
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                         625       $  6,381            830        $  8,467
                                  ========       ========       ========        ========

Core Bond Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                        604          6,389            894           9,658
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                         604       $  6,389            894        $  9,658
                                  ========       ========       ========        ========

Balanced Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                        521          6,510            433           4,977
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                         521       $  6,510            433        $  4,977
                                  ========       ========       ========        ========

Value Equity Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                        492          7,213            299           3,763
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                         492       $  7,213            299        $  3,763
                                  ========       ========       ========        ========

Small Cap Value Equity Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                        455          6,096            146           1,672
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                         455       $  6,096            146        $  1,672
                                  ========       ========       ========        ========

International Equity Fund
  Sold                                  --             --             --              --
  Issued as reinvestment
   of dividends                        186          2,018            149           1,430
  Redeemed                              --             --             --              --
                                  --------       --------       --------        --------
  Net increase                         186       $  2,018            149        $  1,430
                                  ========       ========       ========        ========


                                                          Class 4

                                        Year ended                     Year ended
                                     December 31, 1996              December 31, 1995

                                     Shares          Amount         Shares         Amount
                                    --------        --------       --------       -------
Prime Fund
  Sold                              2,391,584     370,653,176      1,826,450      281,187,060
  Issued as reinvestment
   of dividends                        86,522      13,067,477         84,068       12,693,332
  Redeemed                         (2,445,697)   (378,881,926)    (1,363,706)    (210,583,290)
                                   ----------   -------------     ----------    -------------
  Net increase                         32,409   $   4,838,727        546,812    $  83,297,102
                                   ==========   =============     ==========    =============

Short-Term Bond Fund
  Sold                              6,074,656      62,871,971      5,136,925       53,696,509
  Issued as reinvestment
   of dividends                       808,935       8,206,104        947,825        9,611,215
  Redeemed                         (4,631,745)    (47,999,711)    (4,819,336)     (50,374,106)
                                   ----------   -------------     ----------    -------------
  Net increase                      2,251,846   $  23,078,364      1,265,414    $  12,933,618
                                   ==========   =============     ==========    =============

Core Bond Fund
  Sold                             15,244,478     161,638,362      8,241,236       89,191,723
  Issued as reinvestment
   of dividends                     1,838,613      19,317,124      1,952,750       20,953,505
  Redeemed                         (6,519,179)    (69,250,775)    (6,340,632)     (67,005,587)
                                   ----------   -------------     ----------    -------------
  Net increase                     10,563,912   $ 111,704,711      3,853,354    $  43,139,641
                                   ==========   =============     ==========    =============

Balanced Fund
  Sold                             16,529,257     200,170,935     17,612,664      191,493,187
  Issued as reinvestment
   of dividends                     2,193,746      27,325,515      1,722,693       19,759,099
  Redeemed                        (12,780,860)   (154,960,358)   (14,889,389)    (160,925,764)
                                   ----------   -------------     ----------    -------------
  Net increase                      5,942,143   $  72,536,092      4,445,968    $  50,326,522
                                   ==========   =============     ==========    =============

Value Equity Fund
  Sold                             42,761,147     585,609,490     39,224,457      451,052,424
  Issued as reinvestment
   of dividends                     8,235,214     120,574,407      5,223,526       65,653,544
  Redeemed                        (47,300,940)   (651,246,978)   (34,020,780)    (390,453,417)
                                   ----------   -------------     ----------    -------------
  Net increase                      3,695,421   $  54,936,919     10,427,203    $ 126,252,551
                                   ==========   =============     ==========    =============

Small Cap Value Equity Fund
  Sold                             10,428,037     129,033,258      9,765,741      102,623,894
  Issued as reinvestment
   of dividends                     1,500,824      20,087,217        539,817       $6,159,231
  Redeemed                        (11,168,365)   (140,771,695)    (9,110,662)     (97,354,772)
                                   ----------   -------------     ----------    -------------
  Net increase                        760,496   $   8,348,780      1,194,896    $  11,428,353
                                   ==========   =============     ==========    =============

International Equity Fund
  Sold                             14,964,804     154,912,942     11,931,440      112,672,627
  Issued as reinvestment
   of dividends                       672,906       7,341,306        412,266        3,955,148
  Redeemed                         (6,611,341)    (68,183,726)    (5,487,562)     (51,810,300)
                                   ----------   -------------     ----------    -------------
  Net increase                      9,026,369   $  94,070,522      6,856,144    $  64,817,475
                                   ==========   =============     ==========    =============

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6.  Foreign Securities

The International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7.  Federal Income Tax Information

At December 31, 1996, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, are as follows:

                                              Federal           Tax Basis            Tax Basis           Net Unrealized
                                             Income Tax         Unrealized           Unrealized           Appreciation
                                               Cost            Appreciation         Depreciation         (Depreciation)
                                         ---------------     ---------------       -------------      -----------------
Prime Fund                             $     260,002,847    $          2,614      $      (10,702)      $         (8,088)
Short-Term Bond Fund                         142,542,031           1,257,932            (240,203)             1,017,729
Core Bond Fund                               348,014,562           6,739,419          (2,019,357)             4,720,062
Balanced Fund                                456,772,419          86,711,748            (616,389)            86,095,359
Value Equity Fund                          1,768,842,158         713,420,243          (1,562,317)           711,857,926
Small Cap Value Equity Fund                  345,263,421         119,498,338          (8,280,372)           111,217,966
International Equity Fund                    309,948,749          59,397,218         (12,108,626)            47,288,592

At December 31, 1996, the following Funds have available, for Federal income tax purposes, unused capital losses:

                                         Amount                            Expiration Date
                              ---------------------------------  -------------------------------------
Prime Fund                                  $     2,082                      December 31, 2003
Prime Fund                                        2,368                      December 31, 2004
Short-Term Bond Fund                            295,197                      December 31, 2004
Core Bond Fund                                1,885,881                      December 31, 2004
International Equity Fund                    11,789,843                      December 31, 2003

8.  Line of Credit

On January 11, 1996, the Trust, on behalf of each Fund, entered into a discretionary line of credit agreement with PNC Bank, N.A. Each Fund may borrow under the line of credit, provided that the Trust's borrowings do not exceed $50,000,000 in the aggregate at any one time. Interest is charged based on outstanding borrowings at the Federal Funds Rate plus .45%. Only the International Equity Fund utilized the line of credit during the year ended December 31, 1996. Average daily borrowings for the year ended December 31, 1996 were $3,517,944 and the average interest rate was 5.77%. The maximum borrowing outstanding during the year ended December 31, 1996 was $9,870,500.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio Manager Report (Continued)
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997

                            Principal
                             Amount        Market Value
                             ------        ------------
SHORT-TERM INVESTMENTS - 99.9%
Commercial Paper -- 99.3%
Aristar, Inc.
 5.660% 8/28/1997          $ 4,450,000     $  4,409,421
Boston Scientific
 Corporation
 5.800% 7/01/1997              315,000          315,000
Boston Scientific
 Corporation
 5.820% 9/03/1997            1,045,000        1,034,318
Boston Scientific
 Corporation
 5.850% 9/03/1997            3,100,000        3,068,311
Boston Scientific
 Corporation
 5.870% 7/10/1997            1,725,000        1,722,468
Burlington Northern
 Santa Fe Corporation
 5.800% 8/07/1997            9,830,000        9,771,402
Carter Holt Harvey
 Limited
 5.810% 9/15/1997            5,500,000        5,433,236
Carter Holt Harvey
 Limited
 5.810% 9/16/1997            5,200,000        5,136,047
Central and South
 West Corporation
 5.800% 8/26/1997            7,435,000        7,367,920
Cincinnati Bell Inc.
 5.560% 8/18/1997            6,000,000        5,955,520
Comdisco, Inc.
 5.820% 7/17/1997            5,330,000        5,316,213
Comdisco, Inc.
 5.830% 9/15/1997            1,900,000        1,876,936
Comdisco, Inc.
 5.850% 9/19/1997            1,200,000        1,184,667
ConAgra, Inc.
 5.750% 8/29/1997            4,535,000        4,492,264
Cox Enterprises, Inc.
 5.780% 7/16/1997            5,245,000        5,232,368
Cox Enterprises, Inc.
 5.790% 7/11/1997            3,385,000        3,379,556
Crown Cork & Seal
 Company Inc.
 5.820% 8/08/1997            4,400,000        4,372,969
Crown Cork & Seal
 Company Inc.
 5.830% 9/29/1997            2,640,000        2,602,050
CSX Corporation
 5.750% 7/14/1997            3,695,000        3,687,328
CSX Corporation
 5.800% 12/01/1997           6,000,000        5,853,375
Dominion Resources,
 Inc.
 5.800% 8/27/1997            4,375,000        4,334,823
Dominion Resources,
 Inc.
 5.840% 7/22/1997            6,300,000        6,278,538
Echlin, Inc.
 5.640% 8/01/1997            4,130,000        4,109,942
Finova Capital
 Corporation
 5.640% 1/29/1998            4,630,000        4,473,224
General Motors
 Acceptance
 Corporation
 5.420% 7/30/1997            3,640,000        3,624,107
General Motors
 Acceptance
 Corporation
 5.700% 12/03/1997           6,800,000        6,631,653
Harris Corporation
 5.800% 7/09/1997            5,700,000        5,692,653
Harris Corporation
 5.800% 7/21/1997            2,140,000        2,133,105
Illinois Power
 Company
 5.750% 7/08/1997              815,000          814,089
Illinois Power
 Company
 5.800% 7/23/1997            5,080,000        5,061,994
Illinois Power
 Company
 5.820% 8/05/1997            4,715,000        4,688,321
Lockheed Martin
 Corporation
 5.500% 7/28/1997            4,000,000        3,983,500
Lockheed Martin
 Corporation
 5.740% 7/31/1997            1,500,000        1,492,825
Lockheed Martin
 Corporation
 5.780% 7/08/1997            4,965,000        4,959,420
Mead Corporation
 5.880% 9/22/1997            8,580,000        8,466,255
ORIX Credit Alliance,  Inc.
 5.530% 7/24/1997            3,550,000        3,537,458
ORIX Credit Alliance,
 Inc.
 5.830% 9/19/1997            3,875,000        3,825,486
ORIX Credit Alliance,
 Inc.
 5.920% 10/31/1997           2,200,000        2,157,131
Praxair, Inc.
 5.450% 7/18/1997            3,555,000        3,545,851
Praxair, Inc.
 5.790% 7/02/1997              315,000          314,949
Praxair, Inc.
 5.790% 11/17/1997           1,150,000        1,124,468
Public Service
 Company of Colorado
 5.840% 9/24/1997            6,170,000        6,086,234
Public Service
 Company of Colorado
 5.850% 7/22/1997            1,415,000        1,410,171
Public Service
 Electric and Gas
 Company
 5.820% 7/07/1997            2,750,000        2,747,332
Public Service
 Electric and Gas
 Company
 5.820% 8/04/1997            8,000,000        7,956,027
Rite Aid Corporation
 5.750% 7/10/1997            2,900,000        2,895,831
Rite Aid Corporation
 5.770% 7/01/1997            2,950,000        2,950,000

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.    5

--------------------------------------------------------------------------------
MassMutual Prime Fund - Portfolio of Investments
--------------------------------------------------------------------------------

                            Principal
                             Amount        Market Value
                             ------        ------------
Rite Aid Corporation
 5.800% 7/14/1997          $ 1,100,000     $  1,097,696
Rite Aid Corporation
 5.800% 7/25/1997            3,000,000        2,988,400
Textron Financial
 Corporation
 5.820% 7/03/1997            5,465,000        5,463,233
Textron Financial
 Corporation
 5.830% 7/07/1997              800,000          799,223
Textron Financial
 Corporation
 5.850% 7/07/1997            1,035,000        1,033,991
Timken Company
 5.800% 7/15/1997            4,000,000        3,990,977
Timken Company
 5.850% 9/16/1997            4,550,000        4,494,041
Union Camp Corp.
 5.650% 10/17/1997           2,500,000        2,456,875
Union Camp Corp.
 5.720% 7/23/1997            3,165,000        3,153,936
Union Pacific
 Corporation
 5.830% 9/11/1997            4,735,000        4,680,547
Union Pacific
 Corporation
 5.850% 7/28/1997            3,275,000        3,260,631
Union Pacific
 Corporation
 5.850% 9/17/1997            2,735,000        2,700,926
UOP
 5.830% 8/01/1997            6,000,000        5,969,879
UOP
 5.830% 8/06/1997            2,885,000        2,868,180
Whirlpool Financial
 Corporation
 5.800% 8/12/1997            1,915,000        1,902,042
Whirlpool Financial
 Corporation
 5.800% 9/04/1997            3,030,000        2,998,543
Whirlpool Financial
 Corporation
 5.820% 8/22/1997            5,760,000        5,711,578
                                           ------------
                                            243,077,454
                                           ------------

Discount Note -- 0.6%
Federal Farm Credit
 Bank
 5.230% 8/19/1997            1,530,000        1,519,109
                                           ------------
TOTAL SHORT-TERM
INVESTMENTS                                 244,596,563
                                           ------------
(Cost $244,588,726)+

TOTAL INVESTMENTS -- 99.9%                  244,596,563

Other Assets/
(Liabilities) - 0.1%                            358,000
                                           ------------

NET ASSETS -- 100.0%                       $244,954,563
                                           ============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)

6    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements
--------------------------------------------------------------------------------

                                                                                   June 30, 1997
                                                                                    (Unaudited)
                                                                                  --------------
Statement of Assets and Liabilities

Assets:
   Short-term investments, at value (cost $244,588,726) (Note 2)...............   $  244,596,563
   Cash........................................................................            2,640
   Receivables from:
     Fund shares sold..........................................................        1,938,518
                                                                                  --------------
       Total assets............................................................      246,537,721
                                                                                  --------------

Liabilities:
   Payables for:
     Fund shares redeemed......................................................        1,454,783
     Directors' fees and expenses (Note 3).....................................            5,202
     Affiliates (Note 3):
        Investment management fees.............................................           98,510
        Administration fees....................................................           17,885
        Service and distribution fees..........................................              223
   Accrued expenses and other liabilities......................................            6,555
                                                                                  --------------
        Total liabilities......................................................        1,583,158
                                                                                  --------------
   Net assets..................................................................   $  244,954,563
                                                                                  ==============

Net assets consist of:
   Paid-in capital.............................................................   $  238,247,351
   Undistributed net investment income.........................................        6,710,299
   Accumulated net realized loss on investments................................          (10,924)
   Net unrealized appreciation on investments..................................            7,837
                                                                                  --------------
                                                                                  $  244,954,563
                                                                                  ==============
Net assets:
      Class 1..................................................................   $      111,959
                                                                                  ==============
      Class 2..................................................................   $      113,610
                                                                                  ==============
      Class 3..................................................................   $      114,477
                                                                                  ==============
      Class 4..................................................................   $  244,614,517
                                                                                  ==============
Shares outstanding:
      Class 1..................................................................          726.501
                                                                                  ==============
      Class 2..................................................................          734.255
                                                                                  ==============
      Class 3..................................................................          738.294
                                                                                  ==============
      Class 4..................................................................    1,578,770.623
                                                                                  ==============
Net asset value, offering price and
redemption price per share:
      Class 1..................................................................   $       154.11
                                                                                  ==============
      Class 2..................................................................   $       154.73
                                                                                  ==============
      Class 3..................................................................   $       155.06
                                                                                  ==============
      Class 4..................................................................   $       154.94
                                                                                  ==============

   The accompanying notes are an integral part of the financial statements.    7

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements
--------------------------------------------------------------------------------

                                                                                 Six months ended
                                                                                   June 30, 1997
                                                                                    (Unaudited)
                                                                                   ------------
Statement of Operations

Investment income:
     Interest...................................................................    $  7,305,942
                                                                                    ------------
     Expenses (Note 1):
     Investment management fees (Note 3)........................................         576,162
     Custody fees...............................................................          11,181
     Audit and legal fees.......................................................           3,281
     Directors' fees (Note 3)...................................................          10,410
     Fees waived by the investment manager (Note 3).............................         (29,758)
                                                                                    ------------
                                                                                         571,276
     Administration fees (Note 3):
       Class 1..................................................................             309
       Class 2..................................................................             286
       Class 3..................................................................             177
       Class 4..................................................................         103,830
     Distribution and service fees (Note 3):
       Class 1..................................................................             357
       Class 2..................................................................              84
                                                                                    ------------
         Net expenses...........................................................         676,319
                                                                                    ------------
         Net investment income..................................................       6,629,623
                                                                                    ------------

Realized and unrealized gain (loss):
     Net realized loss on investment transactions...............................          (3,773)
     Net change in unrealized appreciation (depreciation)
     on investments.............................................................          15,925
                                                                                    ------------
         Net realized and unrealized gain.......................................          12,152
                                                                                    ------------
Net increase in net assets resulting from operations.....................           $  6,641,775
                                                                                    ============
                                                               Six months ended
                                                                 June 30, 1997       Year ended
                                                                 (Unaudited)      December 31, 1996
                                                                ---------------    -------------
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:
Operations:
      Net investment income...................................  $     6,629,623    $  13,029,745
      Net realized loss on investment transactions............           (3,773)          (5,068)
      Net change in unrealized appreciation (depreciation)
       on investments.........................................           15,925           11,447
                                                                ---------------    -------------
       Net increase in net assets resulting from operations...        6,641,775       13,036,124
                                                                ---------------    -------------
Distributions to shareholders (Note 2):
      From net investment income:
      Class 1.................................................               --           (4,288)
      Class 2.................................................               --           (4,922)
      Class 3.................................................               --           (5,335)
      Class 4.................................................               --      (13,067,477)
                                                                ---------------    -------------
       Total distributions from net investment income.........               --      (13,082,022)
                                                                ---------------    -------------
Net fund share transactions (Note 5):
      Class 1.................................................               --            4,288
      Class 2.................................................               --            4,922
      Class 3.................................................               --            5,335
      Class 4.................................................      (20,748,693)       4,838,727
                                                                ---------------    -------------
        Increase (Decrease) in net assets from net fund
          share transactions..................................      (20,748,693)       4,853,272
                                                                ---------------    -------------
      Total increase (decrease) in net assets.................      (14,106,918)       4,807,374
   Net assets:
      Beginning of period.....................................      259,061,481      254,254,107
                                                                ---------------    -------------
      End of period (including undistributed net investment
       income of $6,710,299 and $80,676, respectively)........  $   244,954,563    $ 259,061,481
                                                                ===============    =============

8  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                               Class 1
                                                                                               -------
                                                                Six months ended
                                                                     6/30/97        Year ended        Year ended      Period ended
                                                                   (Unaudited)       12/31/96          12/31/95        12/31/94+**
                                                                 -------------    -------------     -------------    -------------
Net asset value, beginning of period                             $     151.03     $     151.05      $     150.39     $     150.00
                                                                 -------------    -------------     -------------    -------------
Income (loss) from investment operations:
  Net investment income                                                  3.06***          6.09***           6.90 ***         1.02
  Net realized and unrealized gain (loss) on investments                 0.02             0.03             (0.01)            0.42
                                                                 -------------    -------------     -------------    -------------
   Total income (loss) from investment operations                        3.08             6.12              6.89             1.44
                                                                 -------------    -------------     -------------    -------------
Less distributions to shareholders:
  From net investment income                                               --            (6.14)            (6.23)           (1.05)
                                                                 -------------    -------------     -------------    -------------
Net asset value, end of period                                   $     154.11     $     151.03      $     151.05     $     150.39
                                                                 =============    =============     =============    =============
Total Return                                                             2.04%            4.05%             4.58%            0.96%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                      $112             $110              $105             $101
  Net expenses to average daily net assets#                              1.66%*           1.65%             1.65%            1.65%*
  Net investment income to average daily net assets                      4.05%*           3.97%             4.48%            4.07%*
   #Computed after giving effect to the voluntary
   partial waiver of management fee by MassMutual,
   which terminated May 1, 1997. Without this
   partial waiver of fees by MassMutual, the
   ratio of expenses to average daily net assets
   would have been:                                                      1.68%*           1.68%             1.68%            1.69%*


                                                                                                Class 2
                                                                                                -------
                                                                Six months ended
                                                                     6/30/97        Year ended        Year ended      Period ended
                                                                   (Unaudited)       12/31/96          12/31/95        12/31/94+**
                                                                 -------------    -------------     -------------    -------------
Net asset value, beginning of period                             $     151.23     $     151.24      $     150.56     $     150.00
                                                                 -------------    -------------     -------------    -------------
Income (loss) from investment operations:
  Net investment income                                                  3.49***          6.96***           7.78 ***         1.16
  Net realized and unrealized gain (loss) on investments                 0.01             0.04             (0.02)            0.57
                                                                 -------------    -------------     -------------    -------------
   Total income (loss) from investment operations                        3.50             7.00              7.76             1.73
                                                                 -------------    -------------     -------------    -------------
Less distributions to shareholders:
  From net investment income                                               --            (7.01)            (7.08)           (1.17)
                                                                 -------------    -------------     -------------    -------------
Net asset value, end of period                                   $     154.73     $     151.23      $     151.24     $     150.56
                                                                 =============    =============     =============    =============
Total Return                                                             2.31%            4.63%             5.16%            1.15%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                      $114             $111              $106             $101
  Net expenses to average daily net assets#                              1.11%*           1.10%             1.10%            1.10%*
  Net investment income to average daily net assets                      4.60%*           4.52%             5.03%            4.62%*
   #Computed after giving effect to the voluntary
   partial waiver of management fee by MassMutual,
   which terminated May 1, 1997. Without this
   partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would
   have been:                                                            1.13%*           1.13%             1.13%            1.14%*

+ All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*  Annualized
** For the period from October 3, 1994 (commencement of operations) through
   December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

   The accompanying notes are an integral part of the financial statements.    9

--------------------------------------------------------------------------------
MassMutual Prime Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                              Class 3
                                                                                              -------
                                                               Six months ended
                                                                    6/30/97         Year ended       Year ended     Period ended
                                                                  (Unaudited)        12/31/96         12/31/95       12/31/94+**
                                                                -------------     -------------    -------------   -------------
Net asset value, beginning of period                            $     151.29      $     151.32     $     150.61    $     150.00
                                                                -------------     -------------    -------------   -------------
Income (loss) from investment operations:
  Net investment income                                                 3.76***           7.51***         8.33 ***         1.21
  Net realized and unrealized gain (loss) on investments                0.01              0.05           (0.01)            0.61
                                                                -------------     -------------    -------------   -------------
   Total income (loss) from investment operations                       3.77              7.56             8.32            1.82
                                                                -------------     -------------    -------------   -------------
Less distributions to shareholders:
  From net investment income                                              --            (7.59)           (7.61)          (1.21)
                                                                -------------     -------------    -------------   -------------
Net asset value, end of period                                  $     155.06      $     151.29     $     151.32    $     150.61
                                                                =============     =============    =============   =============
Total Return                                                            2.49%             5.00%            5.53%           1.21%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                     $114              $112             $106            $101
  Net expenses to average daily net assets#                             0.76%*            0.75%            0.75%           0.75%*
  Net investment income to average daily net assets                     4.95%*            4.86%            5.38%           4.99%*
  #Computed after giving effect to the voluntary
   partial waiver of management fee by
   MassMutual, which terminated May 1, 1997. Without
   this partial waiver of fees by MassMutual,
   the ratio of expenses to average daily net
   assets would have been:                                              0.78%*            0.78%            0.78%           0.79%*

                                                                                              Class 4
                                                                                              -------
                                                               Six months ended
                                                                    6/30/97         Year ended       Year ended     Period ended
                                                                  (Unaudited)        12/31/96         12/31/95       12/31/94+**
                                                                -------------     -------------    -------------   -------------
Net asset value, beginning of period                            $     151.00      $     151.06     $     150.36    $     150.00
                                                                -------------     -------------    -------------   -------------
Income (loss) from investment operations:
  Net investment income                                                 3.93***           7.85***         8.70 ***         1.55
  Net realized and unrealized gain (loss) on investments                0.01              0.06           (0.02)            0.34
                                                                -------------     -------------    -------------   -------------
   Total income (loss) from investment operations                       3.94              7.91             8.68            1.89
                                                                -------------     -------------    -------------   -------------
Less distributions to shareholders:
  From net investment income                                              --            (7.97)           (7.98)          (1.53)
                                                                -------------     -------------    -------------   -------------
Net asset value, end of period                                  $     154.94      $     151.00     $     151.06    $     150.36
                                                                =============     =============    =============   =============
Total Return@                                                           2.61%             5.24%            5.78%           1.26%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                 $244,615          $258,729         $253,936        $170,548
  Net expenses to average daily net assets#                           0.5274%*          0.5160%          0.5160%         0.5160%*
  Net investment income to average daily net assets                     5.18%*            5.10%            5.61%           5.01%*
  #Computed after giving effect to the voluntary
   partial waiver of management fee by MassMutual,
   which terminated May 1, 1997. Without this partial
   waiver of fees by MassMutual, the ratio of expenses
   to average daily net assets would have been:                       0.5506%*          0.5509%          0.5468%         0.5605%*

+All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.

*Annualized

**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

10 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997


                            Principal
                             Amount        Market Value
                             ------        ------------
BONDS & NOTES - 83.9%
ASSET BACKED SECURITIES - 6.5%
Capital Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000           $1,000,000     $    999,060
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002            1,505,214        1,510,859
Chase Manhattan Auto
 Owner Trust 1997-A,
 Class A4
 6.400% 7/16/2001            1,500,000        1,499,835
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999             249,094          251,194
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001            2,000,000        1,996,240
Metlife Capital
 Equipment Loan Trust
 Series 1997-A, Class A
 6.850% 5/20/2008            1,000,000          995,070
Nissan Auto
 Receivables 1994-A
 Grantor Trust, Class A
 6.450% 9/15/1999              400,290          400,790
Railcar Trust No.
 1992-1
 7.750% 6/01/2004            1,142,115        1,184,225
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002            2,426,059        2,432,124
                                           -------------

TOTAL ASSET BACKED
SECURITIES                                   11,269,397
                                           -------------
(Cost $11,284,986)

CORPORATE DEBT -- 18.5%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006           $1,000,000     $  1,021,200
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009            2,000,000        1,947,500
Analog Devices, Inc.
 6.625% 3/01/2000            1,000,000          994,310
Associates Corporation
 of North America
 6.750% 8/01/2001            1,500,000        1,501,860
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/07/2000            2,000,000        2,004,640
Carlisle Companies
 Incorporated
 7.250% 1/15/2007            1,000,000          998,110
The CIT Group
 Holdings, Inc.
 6.250% 3/22/1999            2,200,000        2,204,906
CSC Enterprises 144A
 6.500% 11/15/2001           2,000,000        1,982,660
First Brands
 Corporation
 7.250% 3/01/2007            1,500,000        1,497,720
General American
 Transportation
 Corporation
 6.750% 3/01/2006            1,000,000          967,720
Lockheed Martin
 Corporation
 7.700% 6/15/2008            1,000,000        1,043,040
Lucent Technologies
 Inc.
 6.900% 7/15/2001            2,000,000        2,017,640
MAPCO Inc.
 7.250% 3/01/2009            1,250,000        1,251,150
Norfolk Southern
 Corporation
 7.350% 5/15/2007            1,000,000        1,014,840
Orchard Supply
 Hardware Stores
 Corporation
 9.375% 2/15/2002            2,000,000        2,096,380
ORIX Credit Alliance,
 Inc. 144A
 6.480% 4/20/1999            2,000,000        1,990,400
Rite Aid Corporation
 6.700% 12/15/2001           1,000,000          992,410
The US West Capital
 Funding, Inc.
 6.850% 1/15/2002            1,500,000        1,498,395
Walt Disney Company,
 The
 6.375% 3/30/2001            1,500,000        1,488,810
W.R. Grace & Co.
 8.000% 8/15/2004            3,240,000        3,391,567
                                           -------------
TOTAL CORPORATE DEBT                         31,905,258
                                           -------------
(Cost $31,717,048)

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 13.4%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 2.5%
Collateralized Mortgage Obligations -- 2.2%
FHLMC Series 1693
 Class G
 6.000% 7/15/2007            2,000,000        1,946,860
FHLMC Series 1704
 Class PE
 6.000% 7/15/2007            2,000,000        1,974,360
                                           -------------
                                              3,921,220
                                           -------------

Pass-Through Securities -- 0.3%
FHLMC
 4.750% 9/01/2006              466,658          446,093
                                           -------------
                                              4,367,313
                                           -------------


                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------


                            Principal
                             Amount        Market Value
                             ------        ------------
Federal National Mortgage Association
(FNMA) -- 2.6%
Collateralized Mortgage Obligations -- 1.7%
FNMA Series 1993-
 175 Class PL
 5.000% 10/25/2002          $  468,248     $    466,052
FNMA Series 1993-71
 Class PG
 6.250% 7/25/2007            2,500,000        2,459,375
                                           -------------
                                              2,925,427
                                           -------------

Pass-Through Securities -- 0.9%
FNMA
 8.000% 5/01/2013              693,195          705,520
FNMA
 9.000% 10/01/2009             805,661          849,956
                                           -------------
                                              1,555,476
                                           -------------
                                              4,480,903
                                           -------------

Government National Mortgage Association
(GNMA) -- 1.0%
Pass-Through Securities -- 1.0%
GNMA  8.000% 5/15/2001 -
            11/15/2007       1,611,297        1,666,886
                                           -------------

U.S. Government Guaranteed Notes -- 7.3%
1991-A Jacksonville,
 FL
 8.400% 8/01/1997            1,150,000        1,152,507
1991-A St. Louis, MO
 8.400% 8/01/1997            3,350,000        3,357,303
1994-A Baxter
 Springs, KS
 6.310% 8/01/2001              500,000          492,595
1994-A Detroit, MI
 6.310% 8/01/2001              450,000          443,336
1994-A Jacksonville,
 FL
 6.310% 8/01/2001            1,485,000        1,463,007
1994-A Los Angeles
 County, CA
 6.310% 8/01/2001              225,000          221,668
1994-A Tacoma, WA
 6.310% 8/01/2001              195,000          192,112
1994-A Trenton, NJ
 6.310% 8/01/2001              145,000          142,853
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A
 8.080% 8/01/1998            3,000,000        3,063,750
U.S. Dept. of Housing
 and Urban
 Development, Series
 1996-A
 6.440% 8/01/1999            2,000,000        2,007,500
                                           -------------
                                             12,536,631
                                           -------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                           23,051,733
                                           -------------
(Cost $22,661,354)

U.S. TREASURY OBLIGATIONS -- 45.5%
U.S. Treasury Notes
U.S. Treasury Note
 5.750% 8/15/2003           11,800,000       11,394,316
U.S. Treasury Note
 7.125% 2/29/2000           27,000,000       27,590,490
U.S. Treasury Note
 7.250% 5/15/2004           20,400,000       21,263,736
U.S. Treasury Note
 8.875% 2/15/1999           17,500,000       18,260,200
                                           -------------

TOTAL U.S. TREASURY
OBLIGATIONS                                  78,508,742
                                           -------------
(Cost $78,829,547)
TOTAL BONDS & NOTES                         144,735,130
                                           -------------
(Cost $144,492,935)

SHORT-TERM INVESTMENTS -- 11.9%
Commercial Paper
Boston Scientific
 Corporation
 5.870% 9/03/1997            1,185,000        1,172,634
Carter Holt Harvey
 Limited
 5.760% 7/03/1997              665,000          664,787
Carter Holt Harvey
 Limited
 5.770% 7/03/1997              500,000          499,840
Carter Holt Harvey
 Limited
 5.900% 8/19/1997            2,355,000        2,336,088
Comdisco, Inc.
 5.850% 7/30/1997            2,015,000        2,005,504
Crown Cork & Seal
 Company Inc.
 5.700% 7/01/1997              161,000          161,000
Crown Cork & Seal
 Company Inc.
 5.780% 7/01/1997              117,000          117,000
Federal Signal Corp.
 5.820% 7/21/1997            1,045,000        1,041,621
ORIX Credit Alliance,  Inc.
 5.830% 7/01/1997            1,050,000        1,050,000
ORIX Credit Alliance,  Inc.
 5.870% 7/09/1997            2,840,000        2,836,295
ORIX Credit Alliance,
 Inc.
 5.900% 7/09/1997              114,000          113,851
Pennsylvania Power &
 Light Co.
 5.750% 7/01/1997              995,000          995,000
Sonat Inc.
 5.780% 7/07/1997            1,750,000        1,748,314
Union Pacific
 Corporation
 5.840% 9/11/1997            1,150,000        1,136,568
Union Pacific
 Corporation
 5.850% 7/28/1997            3,210,000        3,195,917
Union Pacific
 Corporation
 5.850% 9/11/1997            1,390,000        1,373,737
                                           -------------

TOTAL SHORT-TERM
INVESTMENTS                                  20,448,156
                                           -------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 95.8%                   165,183,286
(Cost $164,941,091)+

Other Assets/
(Liabilities) - 4.2%                          7,239,656
                                           -------------

NET ASSETS-- 100.0%                        $172,422,942
                                           -------------


Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

14    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

                                                                            June 30, 1997
                                                                             (Unaudited)
                                                                           ---------------
Assets:
      Investments, at value (cost $144,492,935) (Note 2)...............   $   144,735,130
      Short-term investments, at amortized cost (Note 2)...............        20,448,156
                                                                          ---------------
        Total Investments..............................................       165,183,286
      Cash.............................................................               426
      Receivables from:
        Fund shares sold...............................................         4,621,175
        Interest.......................................................         2,860,601
                                                                          ---------------
           Total assets................................................       172,665,488
                                                                          ---------------

Liabilities:
      Payables for:
        Fund shares redeemed...........................................           159,130
        Directors' fees and expenses (Note 3)..........................             5,318
        Affiliates (Note 3):
          Investment management fees...................................            60,940
          Administration fees..........................................            10,705
          Service and distribution fees................................               233
      Accrued expenses and other liabilities...........................             6,220
                                                                          ---------------
          Total liabilities............................................           242,546
                                                                          ---------------
      Net assets.......................................................   $   172,422,942
                                                                          ===============

Net assets consist of:
      Paid-in capital..................................................   $   167,618,985
      Undistributed net investment income..............................         4,939,839
      Accumulated net realized loss on investments.....................          (378,077)
      Net unrealized appreciation on investments.......................           242,195
                                                                          ---------------
                                                                          $   172,422,942
                                                                          ===============

Net assets:
      Class 1..........................................................   $       118,259
                                                                          ===============
      Class 2..........................................................   $       120,003
                                                                          ===============
      Class 3..........................................................   $       120,979
                                                                          ===============
      Class 4..........................................................   $   172,063,701
                                                                          ===============

Shares outstanding:

      Class 1..........................................................            11,415
                                                                          ===============
      Class 2..........................................................            11,544
                                                                          ===============
      Class 3..........................................................            11,599
                                                                          ===============
      Class 4..........................................................        16,587,139
                                                                          ===============

Net asset value, offering price and
redemption price per share:

      Class 1..........................................................   $         10.36
                                                                          ===============
      Class 2..........................................................   $         10.40
                                                                          ===============
      Class 3..........................................................   $         10.43
                                                                          ===============
      Class 4..........................................................   $         10.37
                                                                          ===============


    The accompanying notes are an integral part of the financial statements.  15

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of Operations

                                                                            Six months ended
                                                                              June 30, 1997
                                                                               (Unaudited)
                                                                           ------------------
Investment income:
     Interest.........................................................     $        5,330,859
                                                                           ------------------

Expenses (Note 1):
     Investment management fees (Note 3)..............................                346,373
     Custody fees.....................................................                  7,799
     Audit and legal fees.............................................                  2,032
     Directors' fees (Note 3).........................................                 10,526
     Fees waived by the investment manager (Note 3)...................                (18,246)
                                                                           ------------------
                                                                                      348,484
     Administration fees (Note 3):
       Class 1........................................................                    322
       Class 2........................................................                    297
       Class 3........................................................                    182
       Class 4........................................................                 60,055
     Distribution and service fees (Note 3):
       Class 1........................................................                    375
       Class 2........................................................                     88
                                                                           ------------------
         Net expenses.................................................                409,803
                                                                           ------------------
         Net investment income........................................              4,921,056
Realized and unrealized gain (loss):
     Net realized loss on investment transactions.....................                (82,877)
     Net change in unrealized appreciation (depreciation)
       on investments.................................................               (775,534)
                                                                           ------------------
         Net realized and unrealized loss.............................               (858,411)
                                                                           ------------------
     Net increase in net assets resulting from operations.............     $        4,062,645
                                                                           ==================


16   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                                        Six months ended
                                                                          June 30, 1997         Year ended
                                                                           (Unaudited)       December 31, 1996
                                                                       ------------------    -----------------
Increase (Decrease) in Net Assets:
Operations:
      Net investment income..........................................  $        4,921,056    $       8,081,821
      Net realized loss on investment transactions...................             (82,877)            (274,845)
      Net change in unrealized appreciation (depreciation)
       on investments................................................            (775,534)            (384,702)
                                                                       ------------------    -----------------
       Net increase in net assets resulting from operations..........           4,062,645            7,422,274
                                                                       ------------------    -----------------
Distributions to shareholders (Note 2):
      From net investment income:
      Class 1........................................................                  --               (5,225)
      Class 2........................................................                  --               (5,891)
      Class 3........................................................                  --               (6,321)
      Class 4........................................................                  --           (8,133,246)
                                                                       ------------------    -----------------
       Total distributions from net investment income................                  --           (8,150,683)
                                                                       ------------------    -----------------
      In excess of net investment income:
      Class 1........................................................                  --                   (1)
      Class 2........................................................                  --                   (1)
      Class 3........................................................                  --                   (1)
      Class 4........................................................                  --               (1,569)
                                                                       ------------------    -----------------
       Total distributions in excess of net investment income........                  --               (1,572)
                                                                       ------------------    -----------------
      From net realized gains:
      Class 1........................................................                  --                  (59)
      Class 2........................................................                  --                  (59)
      Class 3........................................................                  --                  (59)
      Class 4........................................................                  --              (71,288)
                                                                       ------------------    -----------------
       Total distributions from net realized gains...................                  --              (71,465)
                                                                       ------------------    -----------------
Net fund share transactions (Note 5):
      Class 1........................................................                  --                5,285
      Class 2........................................................                  --                5,951
      Class 3........................................................                  --                6,381
      Class 4........................................................          22,826,888           23,078,364
                                                                       ------------------    -----------------
       Increase in net assets from net fund share transactions.......          22,826,888           23,095,981
                                                                       ------------------    -----------------
      Total increase in net assets...................................          26,889,533           22,294,535
Net assets:
      Beginning of period............................................         145,533,409          123,238,874
                                                                       ------------------    -----------------
      End of period (including undistributed net investment
       income of $4,939,839 and $18,783, respectively................  $      172,422,942    $     145,533,409
                                                                       ------------------    -----------------


   The accompanying notes are an integral part of the financial statements.   17

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)


                                                                                                 Class 1
                                                                                                 -------
                                                                    Six months ended
                                                                        6/30/97        Year ended       Year ended     Period ended
                                                                      (Unaudited)       12/31/96         12/31/95       12/31/94**
                                                                      -----------      ----------       ----------      ----------
Net asset value, beginning of period                                  $   10.15        $   10.19        $    9.89       $   10.00
                                                                      -----------      -----------      -----------     -----------
Income (loss) from investment operations:
  Net investment income                                                    0.27***          0.50             0.55            0.09
  Net realized and unrealized gain (loss) on investments                  (0.06)           (0.05)            0.49           (0.11)
                                                                      -----------      -----------      -----------     -----------
   Total income (loss) from investment operations                           0.21             0.45             1.04          (0.02)
                                                                      -----------      -----------      -----------     -----------
Less distributions to shareholders:
  From net investment income                                                  --            (0.48)           (0.54)         (0.09)
  From net realized gains                                                     --            (0.01)           (0.20)            --
                                                                      -----------      -----------      -----------     -----------
   Total distributions                                                        --            (0.49)           (0.74)         (0.09)
                                                                      -----------      -----------      -----------     -----------
Net asset value, end of period                                        $    10.36       $    10.15       $    10.19      $    9.89
                                                                      ===========      ===========      ===========     ===========
Total Return                                                                2.07%            4.35%           10.54%         (0.17)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                         $118             $116             $111           $100
  Net expenses to average daily net assets#                                 1.66%*           1.65%            1.65%          1.65%*
  Net investment income to average daily net assets                         5.26%*           4.86%            5.20%          5.45%*
  Portfolio turnover rate                                                      9%              61%             114%            15%
   #Computed after giving effect to the voluntary partial
    waiver of management fee by MassMutual, which terminated
    May 1, 1997. Without this partial waiver of
    fees by MassMutual, the ratio of expenses
    to average daily net assets would have been:                             1.68%*           1.68%            1.68%          1.70%*



                                                                                                 Class 2
                                                                                                --------
                                                                   Six months ended
                                                                        6/30/97        Year ended       Year ended     Period ended
                                                                      (Unaudited)       12/31/96         12/31/95       12/31/94**
                                                                      -----------      ----------       ----------      ----------
Net asset value, beginning of period                                  $    10.16       $   10.19        $    9.89       $   10.00
                                                                      -----------      -----------      -----------     -----------
Income (loss) from investment operations:
  Net investment income                                                     0.29***         0.56             0.61            0.10
  Net realized and unrealized gain (loss) on investments                   (0.05)          (0.04)            0.49           (0.11)
                                                                      -----------      -----------      -----------     -----------
   Total income (loss) from investment operations                           0.24            0.52             1.10           (0.01)
                                                                      -----------      -----------      -----------     -----------
Less distributions to shareholders:
  From net investment income                                                  --           (0.54)           (0.60)          (0.10)
  From net realized gains                                                     --           (0.01)           (0.20)             --
                                                                      -----------      -----------      -----------     -----------
   Total distributions                                                        --           (0.55)           (0.80)          (0.10)
                                                                      -----------      -----------      -----------     -----------
Net asset value, end of period                                        $    10.40       $   10.16        $   10.19       $    9.89
                                                                      ===========      ===========      ===========     ===========
Total Return                                                                2.36%           5.02%           11.11%          (0.09)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                         $120            $117             $112            $101
  Net expenses to average daily net assets#                                 1.11%*          1.10%            1.10%           1.10%*
  Net investment income to average daily net assets                         5.81%*          5.41%            5.75%           5.99%*
  Portfolio turnover rate                                                      9%             61%             114%             15%
   #Computed after giving effect to the voluntary partial
    waiver of management fee by MassMutual, which terminated
    May 1, 1997. Without this partial waiver of
    fees by MassMutual, the ratio of expenses
    to average daily net assets would have been:                            1.13%*          1.13%            1.13%           1.15%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

18      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Short-Term Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)


                                                                                                 Class 3
                                                                                                 -------
                                                                   Six months ended
                                                                       6/30/97        Year ended       Year ended      Period ended
                                                                     (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                     -----------      ----------       ----------       ----------
Net asset value, beginning of period                                 $    10.17       $   10.21        $    9.91        $   10.00
                                                                      ----------       ----------       ----------      ----------
Income (loss) from investment operations:
  Net investment income                                                    0.31***         0.60             0.64             0.10
  Net realized and unrealized gain (loss) on investments                  (0.05)          (0.05)            0.49            (0.09)
                                                                      ----------       ----------       ----------      ----------
   Total income (loss) from investment operations                          0.26            0.55             1.13             0.01
                                                                      ----------       ----------       ----------      ----------
Less distributions to shareholders:
  From net investment income                                                 --           (0.58)           (0.63)           (0.10)
  From net realized gains                                                    --           (0.01)           (0.20)              --
                                                                      ----------       ----------       ----------      ----------
   Total distributions                                                       --           (0.59)           (0.83)           (0.10)
                                                                      ----------       ----------       ----------      ----------
Net asset value, end of period                                        $   10.43        $  10.17         $  10.21        $    9.91
                                                                      ==========       ==========       ==========      ==========
Total Return                                                               2.56%           5.28%           11.46%            0.13%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                        $121            $118             $112             $100
  Net expenses to average daily net assets#                                0.76%*          0.75%            0.75%            0.75%*
  Net investment income to average daily net assets                        6.16%*          5.76%            6.10%            6.36%*
  Portfolio turnover rate                                                     9%             61%             114%              15%
   #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:                0.79%*          0.79%            0.78%            0.80%*



                                                                                                Class 4
                                                                                                -------
                                                                   Six months ended
                                                                       6/30/97        Year ended       Year ended      Period ended
                                                                     (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                     -----------      ----------       ----------       ----------
Net asset value, beginning of period                                 $    10.11       $   10.15        $    9.85        $   10.00
                                                                      ----------       ----------       ----------      ----------
Income (loss) from investment operations:
  Net investment income                                                    0.32***         0.60             0.66             0.16
  Net realized and unrealized gain (loss) on investments                  (0.06)          (0.03)            0.50            (0.15)
                                                                      ----------       ----------       ----------      ----------
   Total income (loss) from investment operations                          0.26            0.57             1.16             0.01
                                                                      ----------       ----------       ----------      ----------
Less distributions to shareholders:
  From net investment income                                                 --           (0.60)           (0.66)           (0.16)
  From net realized gains                                                    --           (0.01)           (0.20)              --
                                                                      ----------       ----------       ----------      ----------
   Total distributions                                                       --           (0.61)           (0.86)           (0.16)
                                                                      ----------       ----------       ----------      ----------
Net asset value, end of period                                       $    10.37       $   10.11        $   10.15        $    9.85
                                                                      ==========       ==========       ==========      ==========
Total Return@                                                              2.57%           5.57%           11.77%            0.13%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                  $  172,064       $ 145,182        $ 122,904        $ 106,846
  Net expenses to average daily net assets#                              0.5309%*        0.5190%          0.5190%          0.5190%*
  Net investment income to average daily net assets                        6.39%*          6.00%            6.32%            6.37%*
  Portfolio turnover rate                                                     9%             61%             114%              15%
   #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:              0.5546%*        0.5545%          0.5524%          0.5654%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.      19

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997

                            Principal
                             Amount        Market Value
                             ------        ------------
BONDS & NOTES - 95.2%
ASSET BACKED SECURITIES -- 5.9%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000           $3,000,000     $  2,997,180
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002            3,763,036        3,777,147
Daimler-Benz Auto
 Grantor Trust 1995-A,
 Class A
 5.850% 5/15/2002            1,802,634        1,800,381
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999             373,641          376,791
Ford Credit Auto
 Owner Trust 1996-B
 Class A-4
 6.300% 1/15/2001            5,000,000        4,990,600
Keystone Auto
 Grantor Trust 1996-B,
 Class A 144A
 6.150% 4/15/2003            2,220,084        2,216,776
Metlife Capital
 Equipment Loan Trust
 Series 1997-A, Class A
 6.850% 5/20/2008            1,500,000        1,492,605
Nissan Auto
 Receivables 1994-A
 Grantor Trust, Class A
 6.450% 9/15/1999              800,586          801,587
Railcar Trust No.
 1992-1
 7.750% 6/01/2004            1,332,468        1,381,596
World Omni 1995-A
 Automobile Lease
 Securitization Trust,
 Class A
 6.050% 11/25/2001           2,258,513        2,259,913
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002           $2,571,622     $  2,578,051
                                          --------------

TOTAL ASSET BACKED
SECURITIES                                   24,672,627
                                          --------------
(Cost $24,704,112)

CORPORATE DEBT -- 42.1%
Airgas, Inc.
 7.140% 3/08/2004            4,000,000        4,012,744
AirTouch
 Communications, Inc.
 7.500% 7/15/2006            3,000,000        3,063,600
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009            4,000,000        3,895,000
American Airlines
 1994-A Pass-Through
 Trusts, Class A4 ++
 9.780% 11/26/2011           2,000,000        2,275,000
AMR Corporation ++
 9.000% 8/01/2012            2,000,000        2,240,280
Analog Devices, Inc. ++
 6.625% 3/01/2000            1,500,000        1,491,465
Associates Corporation
 of North America
 6.750% 8/01/2001            2,000,000        2,002,480
Associates Corporation
 of North America ++
 7.875% 9/30/2001            1,500,000        1,563,300
Barrick Gold
 Corporation
 7.500% 5/01/2007            4,000,000        4,092,280
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/04/2000            1,750,000        1,754,130
BHP Finance (USA)
 Limited
 6.420% 3/01/2026            3,500,000        3,429,580
Capital Cities/ABC,
 Inc.
 8.875% 12/15/2000             875,000          931,184
Carlisle Companies
 Incorporated
 7.250% 1/15/2007           $2,500,000       $2,495,275
Champion International
 Corporation
 6.400% 2/15/2026            2,500,000        2,379,350
The Charles Schwab
 Corporation
 6.250% 1/23/2003            2,500,000        2,406,250
Chrysler Corporation
 10.400% 8/01/1999           1,500,000        1,504,935
CITGO Petroleum
 Corporation
 7.875% 5/15/2006            1,000,000        1,033,200
The Columbia Gas
 System, Inc.
 6.610% 11/28/2002           3,000,000        2,966,100
Comcast Cable
 Communications, Inc.
 144A
 8.375% 5/01/2007            2,500,000        2,644,675
Commercial Credit
 Company ++
 7.750% 3/01/2005            3,000,000        3,117,120
Continental Airlines,
 Inc., Series 1996-2B
 8.560% 1/02/2016            1,701,186        1,835,155
Continental Airlines,
 Inc., Series 1996-B
 7.820% 4/15/2015            1,960,784        2,022,000
Corning Glass Works ++
 8.875% 3/15/2016            1,000,000        1,113,940
Crown Cork & Seal
 Company Inc.
 6.750% 12/15/2003           3,550,000        3,498,419
CSX Corporation 144A
 7.250% 5/01/2027            4,000,000        4,081,040
English China Clays
 Delaware Inc. ++
 7.375% 10/01/2002           1,000,000        1,017,100
Equifax Inc.
 6.500% 6/15/2003            1,000,000          976,130

                                                                     (Continued)

22 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                            Principal
                             Amount        Market Value
                             ------        ------------
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006           $1,500,000     $  1,467,345
FBG Finance Limited
 144A
 7.875% 6/01/2016            3,000,000        3,012,090
First Brands
 Corporation
 7.250% 3/01/2007            2,000,000        1,996,960
Fletcher Challenge Ltd.
 7.750% 6/20/2006            2,000,000        2,058,840
Foodbrands America,
 Inc.
 10.750% 5/15/2006           3,000,000        3,516,960
Foster Wheeler
 Corporation
 6.750% 11/15/2005           2,000,000        1,937,060
General American
 Transportation
 Corporation
 6.750% 3/01/2006            3,000,000        2,903,160
General Electric
 Capital Corporation
 8.750% 5/21/2007            1,500,000        1,689,060
General Mills, Inc.
 8.900% 6/15/2006            2,250,000        2,506,613
General Motors
 Acceptance
 Corporation
 8.625% 6/15/1999            4,175,000        4,343,127
General Telephone
 Company of Florida
 7.500% 8/01/2002            1,000,000        1,014,420
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001            2,500,000        2,460,100
Harrahs Operating Inc.
 8.750% 3/15/2000            1,100,000        1,122,000
Hercules Incorporated ++
 6.625% 6/01/2003            1,000,000          985,850
Hilton Hotels
 Corporation
 7.375% 6/01/2002            1,750,000        1,762,548
IMCERA Group Inc. ++
 6.000% 10/15/2003           1,000,000          953,810
Leucadia National
 Corporation
 7.750% 8/15/2013            2,500,000        2,436,950
Lockheed Martin
 Corporation
 7.700% 6/15/2008            3,000,000        3,129,120
MAPCO Inc.
 7.250% 3/01/2009            3,250,000        3,252,990
McDonnell Douglas
 Corporation ++
 9.250% 4/01/2002            1,500,000        1,649,310
MFS Communications
 Company, Inc.
 (Step Up)
 0.000% 1/15/2004            1,750,000        1,628,900
Millipore Corporation
 7.500% 4/01/2007            3,750,000        3,799,350
Mobil Corporation
 8.625% 8/15/2021            4,000,000        4,605,360
Newmont Mining
 Corporation ++
 8.625% 4/01/2002            2,000,000        2,130,760
News America
 Holdings Incorporated
 9.250% 2/01/2013            3,000,000        3,344,910
Norfolk Southern
 Corporation
 7.050% 5/01/2037            5,000,000        5,074,700
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005            2,000,000        1,970,000
Orchard Supply
 Hardware Stores
 Corporation
 9.375% 2/15/2002            3,871,000        4,057,543
Penske Truck Leasing
 Co., L.P.
 7.750% 5/15/1999            1,500,000        1,537,080
Petroleum Geo-
 Services ASA
 7.500% 3/31/2007              750,000          755,693
Ralston Purina
 Company
 7.750% 10/01/2015           2,000,000        2,027,600
Rite Aid Corporation
 6.700% 12/15/2001           2,000,000        1,984,820
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003            2,000,000        2,008,060
Scholastic Corporation
 7.000% 12/15/2003           4,000,000        3,968,840
Texaco Inc.
 8.500% 2/15/2003            2,500,000        2,696,700
Thomas & Betts
 Corporation ++
 8.250% 1/15/2004            2,500,000        2,640,825
Time Warner Inc.
 7.750% 6/15/2005            3,000,000        3,048,750
Time Warner Inc.
 Pass-Thru Asset
 Trust 1997-1 144A
 6.100% 12/30/2001           4,000,000        3,831,520
United Air Lines, Inc.
 10.110% 2/19/2006             924,283        1,026,056
US Air, Inc., Class B
 7.500% 10/15/2009           1,443,239        1,452,259
The US West Capital
 Funding, Inc.
 6.850% 1/15/2002            3,750,000        3,745,988
Valassis
 Communications, Inc.
 9.550% 12/01/2003           2,000,000        2,130,340
Westinghouse Electric
 Corporation
 8.375% 6/15/2002            1,000,000        1,032,480
WorldCom, Inc.
 7.750% 4/01/2007            2,000,000        2,045,360
W.R. Grace & Co.
 8.000% 8/15/2004            5,000,000        5,233,900
                                          --------------

TOTAL CORPORATE DEBT                        175,817,839
                                          --------------
(Cost $172,717,962)

NON - U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 1.0%
Collateralized Mortgage Obligations
Prudential Home
 Mortgage Securities
 1993-26 Class A6
 6.750% 7/25/2008            4,000,000        3,975,000
                                          --------------
(Cost  $3,955,000)

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 19.2%
Federal Home Loan Mortgage Corporation
(FHLMC) -- 3.8%
Collateralized Mortgage Obligations -- 3.7%
FHLMC Series 1080
 Class D
 7.000% 7/15/2020            2,352,997        2,376,527
FHLMC Series 1322
 Class G
 7.500% 2/15/2007            2,000,000        2,040,620
FHLMC Series 1460
 Class H
 7.000% 5/15/2007            2,000,000        2,007,500
FHLMC Series 1490
 Class PJ
 6.000% 5/15/2007              600,000          585,936
FHLMC Series 1612
 Class PD
 5.750% 5/15/2006            4,976,042        4,901,401
FHLMC Series 1625
 Class EA
 5.750% 3/15/2007            3,500,000        3,444,210
                                          --------------
                                             15,356,194
                                          --------------

Pass-Through Securities -- 0.1%
FHLMC
 9.000% 3/01/2017              339,937          361,727
                                          --------------
                                             15,717,921
                                          --------------

                                                                    (Continued)

   The accompanying notes are an integral part of the financial statements.   23

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                            Principal
                             Amount        Market Value
                             ------        ------------
Federal National Mortgage Association
(FNMA) -- 4.5%
Collateralized Mortgage Obligations -- 4.4%
FNMA Series 1989-20
 Class A
 6.750% 4/25/2018           $4,203,676     $  4,019,765
FNMA Series 1993-
 134 Class GA
 6.500% 2/25/2007            5,000,000        4,954,650
FNMA Series 1993-
 175 Class PL
 5.000% 10/25/2002             468,248          466,052
FNMA Series 1993-
 191 Class PD
 5.400% 3/25/2004            1,500,000        1,488,750
FNMA Series 1993-
 221 Class D
 6.000% 12/25/2008           2,487,500        2,378,672
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008            5,000,000        4,793,750
                                          --------------
                                             18,101,639
                                          --------------

Pass-Through Securities -- 0.1%
FNMA
 8.000% 5/01/2013              462,130          470,346
                                          --------------
                                             18,571,985
                                          --------------

Government National Mortgage Association
(GNMA) -- 9.5%
Collateralized Mortgage Obligations -- 0.4%
JHM Acceptance
 Corporation Series E
 Class 5
 8.960% 4/01/2019            1,603,881        1,676,553
                                          --------------

Pass-Through Securities -- 9.1%
GNMA
 6.000% 1/20/2027 -
        5/20/2027           11,973,792       12,046,389
GNMA
 6.875% 12/20/2025           5,112,361        5,237,000
GNMA
 7.000% 7/20/2025 -
        9/20/2025            4,942,952        5,077,456
GNMA
 7.500% 1/15/2017 -
        6/15/2017            6,828,298        6,922,118
GNMA
 8.000% 4/15/2001 -
        3/15/2008            7,917,527        8,190,677
GNMA
 9.000% 12/15/2004 -
        10/15/2009             465,099          496,400
                                          --------------
                                             37,970,040
                                          --------------
                                             39,646,593
                                          --------------

U.S. Government Guaranteed Notes -- 1.4%
1994-A Baxter
 Springs, KS
 5.930% 8/01/1999              700,000          695,625
1994-A Erie, PA
 5.930% 8/01/1999            1,590,000        1,580,063
1994-A Los Angeles
 County, CA
 5.930% 8/01/1999              190,000          188,813
1994-A Montgomery
 County, PA
 5.930% 8/01/1999              150,000          149,063
1994-A Pohatcong
 Township, NJ
 5.930% 8/01/1999              255,000          253,406
1994-A Rochester, NY
 5.930% 8/01/1999              135,000          134,156
1994-A Sacramento, CA
 5.930% 8/01/1999               60,000           59,625
1994-A Santa Ana, CA
 5.930% 8/01/1999              920,000          914,250
U.S. Dept. of Housing
 and Urban
 Development, Series
 1996-A
 6.670% 8/01/2001            2,000,000        2,010,000
                                          --------------

TOTAL U.S. Government
Guaranteed Notes                              5,985,001
                                          --------------


TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                           79,921,500
                                          --------------
(Cost $78,353,097)

U.S. TREASURY OBLIGATIONS -- 27.0%
U.S. Treasury Bonds -- 14.7%
U.S. Treasury Bond
 7.250% 5/15/2016           27,550,000       28,729,416
U.S. Treasury Bond
 8.875% 8/15/2017           26,750,000       32,580,698
                                          --------------
                                             61,310,114
                                          --------------

U.S. Treasury Notes -- 7.9%
U.S. Treasury Note
 6.375% 5/15/1999           14,500,000       14,572,500
U.S. Treasury Note
 7.250% 8/15/2004           17,500,000       18,243,750
                                          --------------
                                             32,816,250
                                          --------------

U.S. Treasury Strips -- 4.4%
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/1999           19,500,000       17,710,485
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/2015            2,750,000          816,530
                                          --------------
                                             18,527,015
                                          --------------

TOTAL U.S. TREASURY
OBLIGATIONS                                 112,653,379
                                          --------------
(Cost $113,665,970)

TOTAL BONDS & NOTES                         397,040,345
                                          --------------
(Cost $393,396,141)

SHORT-TERM INVESTMENTS -- 1.7%
Commercial Paper
ConAgra, Inc.
 5.800% 7/02/1997              337,000          336,946
Maytag Corporation
 6.450% 7/01/1997            2,690,000        2,690,000
Service Corporation
 International
 5.900% 7/03/1997            4,000,000        3,998,689
                                          --------------

TOTAL SHORT-TERM
INVESTMENTS                                   7,025,635
                                          --------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 96.9%                  404,065,980
(Cost $400,421,776)+

Other Assets/
(Liabilities) - 3.1%                         12,996,873
                                          --------------

NET ASSETS -- 100.0%                       $417,062,853
                                          ==============

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)

144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

++All or a portion of this security is segregated to cover forward purchase commitments (Note 2).

24   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements
--------------------------------------------------------------------------------

                                                                          June 30, 1997
                                                                           (Unaudited)
                                                                      -----------------
Statement of Assets and Liabilities

Assets:
      Investments, at value (cost $393,396,141) (Note 2)..........    $     397,040,345
      Short-term investments, at amortized cost (Note 2)..........            7,025,635
                                                                      -----------------
        Total Investments.........................................          404,065,980
      Cash........................................................                1,302
      Receivables from:
        Investments sold..........................................            1,009,917
        Fund shares sold..........................................            6,398,717
        Interest..................................................            6,039,483
                                                                      -----------------
           Total assets...........................................          417,515,399
                                                                      -----------------

Liabilities:
      Payables for:
        Investments purchased.....................................              135,859
        Settlement of investments purchased on a
           forward commitment basis (Note 2)......................               23,599
        Fund shares redeemed......................................               92,829
        Directors' fees and expenses (Note 3).....................                5,317
        Affiliates (Note 3):
           Investment management fees.............................              151,927
           Administration fees....................................               28,550
           Service and distribution fees..........................                  243
      Accrued expenses and other liabilities......................               14,222
                                                                      -----------------
           Total liabilities......................................              452,546
                                                                      -----------------
      Net assets..................................................    $     417,062,853
                                                                      =================
Net assets consist of:
      Paid-in capital.............................................    $     401,263,451
      Undistributed net investment income.........................           14,267,081
      Accumulated net realized loss on investments................           (2,088,284)
      Net unrealized appreciation on investments
           and forward commitments................................            3,620,605
                                                                      -----------------
                                                                      $     417,062,853
                                                                      =================
Net assets:
      Class 1.....................................................    $         123,665
                                                                      =================
      Class 2.....................................................    $         125,495
                                                                      =================
      Class 3.....................................................    $         126,549
                                                                      =================
      Class 4.....................................................    $     416,687,144
                                                                      =================
Shares outstanding:
      Class 1.....................................................               11,512
                                                                      =================
      Class 2.....................................................               11,631
                                                                      =================
      Class 3.....................................................               11,699
                                                                      =================
      Class 4.....................................................           38,753,822
                                                                      =================
Net asset value, offering price and
redemption price per share:
      Class 1.....................................................    $           10.74
                                                                      =================
      Class 2.....................................................    $           10.79
                                                                      =================
      Class 3.....................................................    $           10.82
                                                                      =================
      Class 4.....................................................    $           10.75
                                                                      =================

   The accompanying notes are an integral part of the financial statements.   25

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                     Six months ended
                                                                       June 30, 1997
                                                                        (Unaudited)
                                                                     -----------------
Statement of Operations

Investment income:
      Interest.....................................................  $      13,415,692
                                                                     -----------------
Expenses (Note 1):
      Investment management fees (Note 3)..........................            848,056
      Custody fees.................................................             20,260
      Audit and legal fees.........................................              5,012
      Directors' fees (Note 3).....................................             10,526
      Fees waived by the investment manager (Note 3)...............            (49,361)
                                                                     -----------------
                                                                               834,493
      Administration fees (Note 3):
        Class 1....................................................                342
        Class 2....................................................                316
        Class 3....................................................                197
        Class 4....................................................            158,527
      Distribution and service fees (Note 3):
        Class 1....................................................                391
        Class 2....................................................                 91
                                                                     -----------------
          Net expenses.............................................            994,357
                                                                     -----------------
          Net investment income....................................         12,421,335
                                                                     -----------------
Realized and unrealized gain (loss):
      Net realized loss on investment transactions and forward
        commitments................................................           (202,403)
      Net change in unrealized appreciation (depreciation) on
        investments and forward commitments........................         (1,087,718)
                                                                     -----------------
          Net realized and unrealized loss.........................         (1,290,121)
                                                                     -----------------
      Net increase in net assets resulting from operations.........  $      11,131,214
                                                                     =================

26   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                       Six months ended
                                                                         June 30, 1997        Year ended
                                                                          (Unaudited)      December 31, 1996
                                                                        ---------------    -----------------
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:
Operations:
      Net investment income...........................................  $    12,421,335     $     19,120,753
      Net realized loss on investment transactions
       and forward commitments........................................         (202,403)          (1,886,093)
      Net change in unrealized appreciation (depreciation) on
       investments and forward commitments............................       (1,087,718)          (6,456,882)
                                                                        ---------------     ----------------
       Net increase in net assets resulting from operations...........       11,131,214           10,777,778
                                                                        ---------------     ----------------
Distributions to shareholders (Note 2):
      From net investment income:
      Class 1.........................................................               --               (4,416)
      Class 2.........................................................               --               (5,227)
      Class 3.........................................................               --               (5,674)
      Class 4.........................................................               --          (17,374,307)
                                                                        ---------------     ----------------
       Total distributions from net investment income.................               --          (17,389,624)
                                                                        ---------------     ----------------
      From net realized gains:
      Class 1.........................................................               --                 (740)
      Class 2.........................................................               --                 (714)
      Class 3.........................................................               --                 (715)
      Class 4.........................................................               --           (1,942,817)
                                                                        ---------------     ----------------
       Total distributions from net realized gains....................               --           (1,944,986)
                                                                        ---------------     ----------------
Net fund share transactions (Note 5):
      Class 1.........................................................               --              (45,858)
      Class 2.........................................................               --                5,941
      Class 3.........................................................               --                6,389
      Class 4.........................................................       48,866,462          111,704,711
                                                                        ---------------     ----------------
       Increase in net assets from net fund share transactions........       48,866,462          111,671,183
                                                                        ---------------     ----------------
      Total increase in net assets....................................       59,997,676          103,114,351
Net assets:
      Beginning of period.............................................      357,065,177          253,950,826
                                                                        ---------------     ----------------
      End of period (including undistributed net investment income
       of $14,267,081 and $1,845,746 respectively)....................  $   417,062,853     $    357,065,177
                                                                        ===============     ================

   The accompanying notes are an integral part of the financial statements.   27

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                 Class 1
                                                                                                 -------
                                                                    Six months ended
                                                                        6/30/97       Year ended       Year ended     Period ended
                                                                      (Unaudited)      12/31/96         12/31/95       12/31/94**
                                                                     -------------   -------------    -------------   -------------
Net asset value, beginning of period                                 $      10.50    $      10.79     $       9.90    $      10.00
                                                                     -------------   -------------    -------------   -------------
Income (loss) from investment operations:
  Net investment income                                                      0.28***         0.53***          0.50            0.10
  Net realized and unrealized gain (loss) on investments                    (0.04)          (0.36)            1.26           (0.10)
                                                                     -------------   -------------    -------------   -------------
   Total income (loss) from investment operations                            0.24            0.17             1.76              --
                                                                     -------------   -------------    -------------   -------------
Less distributions to shareholders:
  From net investment income                                                   --           (0.40)           (0.54)          (0.10)
  From net realized gains                                                      --           (0.06)           (0.33)             --
                                                                     -------------   -------------    -------------   -------------
   Total distributions                                                         --           (0.46)           (0.87)          (0.10)
                                                                     -------------   -------------    -------------   -------------
Net asset value, end of period                                       $      10.74    $      10.50     $      10.79    $       9.90
                                                                     =============   =============    =============   =============
Total Return                                                                 2.29%           1.60%           17.81%           0.00%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                          $124            $121             $171            $101
  Net expenses to average daily net assets#                                  1.66%*          1.65%            1.65%           1.65%*
  Net investment income to average daily net assets                          5.45%*          5.10%            5.39%           5.91%*
  Portfolio turnover rate                                                      22%             54%             104%              7%
   #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would have been:                  1.69%*          1.69%            1.69%           1.71%*

                                                                                                 Class 2
                                                                                                 -------
                                                                    Six months ended
                                                                         6/30/97       Year ended       Year ended     Period ended
                                                                       (Unaudited)      12/31/96         12/31/95       12/31/94**
                                                                     -------------   -------------    -------------   -------------
Net asset value, beginning of period                                 $      10.51    $      10.82     $       9.90    $      10.00
                                                                     -------------   -------------    -------------   -------------
Income (loss) from investment operations:
  Net investment income                                                      0.31***         0.60***          0.64            0.11
  Net realized and unrealized gain (loss) on investments                    (0.03)          (0.38)            1.19          (0.10)
                                                                     -------------   -------------    -------------   -------------
   Total income (loss) from investment operations                            0.28            0.22             1.83            0.01
                                                                     -------------   -------------    -------------   -------------
Less distributions to shareholders:
  From net investment income                                                   --           (0.47)           (0.58)          (0.11)
  From net realized gains                                                      --           (0.06)           (0.33)             --
                                                                     -------------   -------------    -------------   -------------
   Total distributions                                                         --           (0.53)           (0.91)          (0.11)
                                                                     -------------   -------------    -------------   -------------
Net asset value, end of period                                       $      10.79    $      10.51     $      10.82    $       9.90
                                                                     =============   =============    =============   =============
Total Return                                                                 2.66%           2.07%           18.51%           0.08%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                          $125            $122             $120            $101
  Net expenses to average daily net assets#                                 $1.11%*          1.10%            1.10%           1.10%*
  Net investment income to average daily net assets                          6.00%*          5.67%            5.97%           6.46%*
  Portfolio turnover rate                                                      22%             54%             104%              7%
   #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
   Without this partial waiver of fees by MassMutual, the ratio of
   expenses to average daily net assets would have been:                     1.14%*          1.14%            1.14%           1.16%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

28 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Core Bond Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                 Class 3
                                                                                                 -------
                                                                    Six months ended
                                                                        6/30/97         Year ended      Year ended     Period ended
                                                                      (Unaudited)        12/31/96        12/31/95       12/31/94**
                                                                     ------------     ------------    ------------   -------------
Net asset value, beginning of period                                 $      10.52     $      10.82    $       9.90    $      10.00
                                                                     ------------     ------------    ------------    ------------
Income (loss) from investment operations:
  Net investment income                                                   0.33***          0.64***            0.68            0.11
  Net realized and unrealized gain (loss) on investments                   (0.03)           (0.37)            1.19          (0.10)
                                                                     ------------     ------------    ------------    ------------
   Total income (loss) from investment operations                            0.30             0.27            1.87            0.01
                                                                     ------------     ------------    ------------    ------------
Less distributions to shareholders:
  From net investment income                                                   --           (0.51)          (0.62)          (0.11)
  From net realized gains                                                      --           (0.06)          (0.33)              --
                                                                     ------------     ------------    ------------    ------------
   Total distributions                                                         --           (0.57)          (0.95)          (0.11)
                                                                     ------------     ------------    ------------    ------------
Net asset value, end of period                                       $      10.82     $      10.52    $      10.82    $       9.90
                                                                     ============     ============    ============    ============
Total Return                                                                 2.85%            2.52%          18.87%           0.09%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                         $127             $123            $120            $101
  Net expenses to average daily net assets#                                  0.76%*           0.75%           0.75%           0.75%*
  Net investment income to average daily net assets                          6.35%*           6.01%           6.32%           6.83%*
  Portfolio turnover rate                                                      22%              54%            104%              7%

   #Computed after giving effect to the voluntary
   partial waiver of management fee by MassMutual,
   which terminated May 1, 1997. Without this
   partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would
   have been:                                                                0.79%*           0.79%           0.79%           0.81%*


                                                                                                 Class 4
                                                                                                 -------
                                                                    Six months ended
                                                                        6/30/97        Year ended      Year ended     Period ended
                                                                      (Unaudited)       12/31/96        12/31/95       12/31/94**
                                                                     ------------     ------------    ------------    ------------
Net asset value, beginning of period                                 $      10.45     $      10.75    $       9.84    $      10.00
                                                                     ------------     ------------    ------------    ------------
Income (loss) from investment operations:
  Net investment income                                                      0.34***          0.67***         0.72***         0.18
  Net realized and unrealized gain (loss) on investments                    (0.04)           (0.37)           1.17           (0.16)
                                                                     ------------     ------------    ------------    ------------
   Total income (loss) from investment operations                            0.30             0.30            1.89            0.02
                                                                     ------------     ------------    ------------    ------------
Less distributions to shareholders:
  From net investment income                                                   --            (0.54)          (0.65)          (0.18)
  From net realized gains                                                      --            (0.06)          (0.33)             --
                                                                     ------------     ------------    ------------    ------------
   Total distributions                                                         --            (0.60)          (0.98)          (0.18)
                                                                     ------------     ------------    ------------    ------------
Net asset value, end of period                                       $      10.75     $      10.45    $      10.75    $       9.84
                                                                     ============     ============    ============    ============
Total Return@                                                                2.87%            2.80%          19.15%           0.20%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                     $416,687          $356,699        $253,540        $194,150
  Net expenses to average daily net assets#                               0.5270%*          0.5130%         0.5130%         0.5130%*
  Net investment income to average daily net assets                         6.59%*            6.26%           6.56%           6.86%*
  Portfolio turnover rate                                                     22%               54%            104%              7%

   #Computed after giving effect to the voluntary
   partial waiver of management fee by MassMutual,
   which terminated May 1, 1997. Without this
   partial waiver of fees by MassMutual, the ratio
   of expenses to average daily net assets would
   have been:                                                             0.5532%*          0.5550%         0.5553%         0.5672%*


*Annualized

**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.  29

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997

                           Number of
                             Shares        Market Value
                             ------        ------------
EQUITIES -- 53.4%
Aerospace & Defense -- 1.6%
Boeing Company                  54,000     $  2,865,375
Raytheon Company                92,000        4,692,000
TRW Inc.                        48,200        2,738,363
                                           ------------
                                             10,295,738
                                           ------------
Agribusiness -- 0.6%
Pioneer Hi-Bred
 International, Inc.            45,500        3,640,000
                                           ------------
Apparel, Textiles & Shoes -- 0.6%
VF Corporation                  44,500        3,771,375
                                           ------------
Automotive & Parts -- 2.6%
Ford Motor Company              97,300        3,673,075
Genuine Parts
 Company                       154,500        5,233,688
Goodyear Tire &
 Rubber Company                113,700        7,198,631
                                           ------------
                                             16,105,394
                                           ------------
Banking, Savings & Loans -- 3.6%
The Bank of New
 York Company,
 Incorporated                  150,000        6,525,000
Comerica, Incorporated          53,000        3,604,000
CoreStates Financial
 Corp.                          81,500        4,380,625
Norwest Corporation             57,000        3,206,250
Pacific Century
 Financial Corporation          25,600        1,184,000
Wachovia Corp.                  60,100        3,504,581
                                           ------------
                                             22,404,456
                                           ------------
Beverages -- 1.0%
Brown-Forman
 Corporation (Class B)          66,600        3,250,913
PepsiCo, Inc                    84,000        3,155,250
                                           ------------
                                              6,406,163
                                           ------------
Chemicals -- 2.5%
E. I. du Pont de
 Nemours and Company            66,000        4,149,750
The Lubrizol
 Corporation                    68,300        2,864,331
Nalco Chemical
 Company                        81,500        3,147,938
Rohm & Haas
 Company                        60,000        5,403,750
                                           ------------
                                             15,565,769
                                           ------------
Commercial Services -- 0.3%
Pinnacle West Capital
 Corporation                    70,500     $  2,119,406
                                           ------------
Communications -- 0.2%
AT & T Corporation              27,000          946,688
                                           ------------
Computers & Office Equipment -- 4.0%
Hewlett-Packard
 Company                       122,000        6,832,000
International Business
 Machines Corporation           70,000        6,313,125
Pitney Bowes, Inc.              84,000        5,838,000
Xerox Corporation               90,000        7,098,750
                                           ------------
                                             26,081,875
                                           ------------
Containers -- 0.5%
Temple-Inland, Inc.             63,000        3,402,000
                                           ------------
Cosmetics & Personal Care -- 0.8%
Kimberly-Clark
 Corporation                    96,800        4,815,800
                                           ------------
Drugs -- 0.5%
Pharmacia & Upjohn,
 Inc.                           94,000        3,266,500
                                           ------------
Electric Utilities -- 0.8%
New England Electric
 System                          6,000          222,000
NIPSCO Industries,
 Inc.                           40,000        1,652,500
SCANA Corporation              130,500        3,238,031
                                           ------------
                                              5,112,531
                                           ------------
Electrical Equipment & Electronics-- 3.9%
AMP, Incorporated              156,700        6,542,225
General Electric
 Company                       164,000       10,721,500
Honeywell Inc.                  44,000        3,338,500
Hubbell, Incorporated
 (Class B)                      96,023        4,224,994
                                           ------------
                                             24,827,219
                                           ------------
Energy -- 3.1%
Amoco Corporation               74,000        6,433,375
Kerr-McGee
 Corporation                    43,500        2,756,813
Mobil Corporation               70,000        4,891,250
Teco Energy, Inc.               95,700        2,446,331
Unocal Corporation              68,900        2,674,181
                                           ------------
                                             19,201,950
                                           ------------
Financial Services -- 0.9%
American Express
 Company                        76,500     $  5,699,250
                                           ------------
Foods -- 1.7%
Archer-Daniels-Midland
 Company                        12,400          291,400
ConAgra, Inc.                   74,200        4,758,075
CPC International, Inc.         61,000        5,631,063
                                           ------------
                                             10,680,538
                                           ------------
Forest Products & Paper -- 1.2%
Westvaco Corporation           101,500        3,190,906
Weyerhaeuser Company            84,600        4,399,200
                                           ------------
                                              7,590,106
                                           ------------
Hardware & Tools -- 0.5%
The Stanley Works               77,000        3,080,000
                                           ------------
Healthcare -- 4.4%
Becton, Dickinson and
 Company                       102,000        5,163,750
Bristol-Myers Squibb
 Company                       178,000       14,418,000
Pfizer, Incorporated            22,500        2,688,750
Schering-Plough Corp.          119,600        5,725,850
                                           ------------
                                             27,996,350
                                           ------------
Industrial Distribution -- 0.6%
W.W. Grainger, Inc.             48,000        3,753,000
                                           ------------
Industrial Transportation -- 1.5%
Burlington Northern
 Santa Fe Corporation           51,900        4,664,513
Norfolk Southern
 Corporation                    48,000        4,836,000
                                           ------------
                                              9,500,513
                                           ------------
Insurance -- 3.9%
Jefferson-Pilot
 Corporation                    52,250        3,650,969
Marsh & McLennan
 Companies, Inc.               110,000        7,851,250
MBIA, Inc.                      51,500        5,809,844
SAFECO Corporation             149,000        6,956,438
                                           ------------
                                             24,268,501
                                           ------------
Machinery & Components -- 1.1%
Dover Corporation               62,000        3,813,000
Parker-Hannifin
 Corporation                    48,000        2,913,000
                                           ------------
                                              6,726,000
                                           ------------
                                             (Continued)

32   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                           Number of
                             Shares        Market Value
                             ------        ------------
Manufacturing -- 0.4%
Pall Corporation                99,600     $  2,315,700
                                           ------------
Miscellaneous -- 1.0%
Harsco Corporation              69,000        2,794,500
Minnesota Mining &
 Manufacturing
 Company                        34,200        3,488,400
                                           ------------
                                              6,282,900
                                           ------------
Oil & Gas -- 1.2%
ENI SPA, Sponsored
 ADR                            31,900        1,814,313
Occidental Petroleum
 Corporation                   128,500        3,220,531
Union Pacific
 Resources Group Inc.          108,300        2,693,963
                                           ------------
                                              7,728,807
                                           ------------
Photography -- 0.6%
Eastman Kodak
 Company                        49,300        3,783,775
                                           ------------
Publishing & Printing -- 1.3%
The McGraw-Hill
 Companies, Inc.                89,000        5,234,313
R.R. Donnelley & Sons
 Company                        75,500        2,765,188
                                           ------------
                                              7,999,501
                                           ------------
Retail -- 1.4%
The May Department
 Stores Company                 98,500        4,654,125
Sears Roebuck and Co.           78,000        4,192,500
                                           ------------
                                              8,846,625
                                           ------------
Retail-Grocery -- 1.5%
Albertson's, Inc.              169,100        6,172,150
American Stores
 Company                        61,900        3,056,313
                                           ------------
                                              9,228,463
                                           ------------
Telecommunications -- 0.8%
GTE Corporation                116,000        5,089,500
                                           ------------
Telephone Utilities -- 1.4%
Ameritech Corporation           44,500        3,023,219
Frontier Corporation           159,500        3,180,031
Southern New England
 Telecommunications
 Corporation                    63,200        2,456,900
                                           ------------
                                              8,660,150
                                           ------------
Tobacco -- 1.4%
Fortune Brands, Inc.            88,500        3,302,156
Gallaher Group PLC,
 ADR*                           88,500        1,631,719
UST Inc.                       136,800        3,796,200
                                           ------------
                                              8,730,075
                                           ------------

TOTAL EQUITIES                             $335,922,618
                                           ------------
(Cost $214,936,985)

                            Principal
                             Amount        Market Value
                            ---------      ------------
BONDS & NOTES -- 16.5%
ASSET BACKED SECURITIES -- 1.2%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000           $1,000,000       $  999,060
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002            1,881,518        1,888,573
Daimler-Benz Auto
 Grantor Trust 1995-A,
 Class A
 5.850% 5/15/2002              801,171          800,169
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999             249,094          251,194
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001            1,000,000          998,120
Metlife Capital
 Equipment Loan Trust
 Series 1997-A, Class A
 6.850% 5/20/2008              500,000          497,535
Nissan Auto
 Receivables 1994-A
 Grantor Trust, Class A
 6.450% 9/15/1999              280,204          280,555
Railcar Trust No.
 1992-1
 7.750% 6/01/2004              380,705          394,742
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002            1,455,635        1,459,274
                                           ------------
TOTAL ASSET BACKED
SECURITIES                                    7,569,222
                                           ------------
(Cost $7,572,210)

CORPORATE DEBT -- 6.6%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006            1,000,000        1,021,200
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009            1,000,000          973,750
American Airlines
 1994-A Pass-Through
 Trusts, Class A4 ++
 9.780% 11/26/2011           1,000,000        1,137,500
AMR Corporation ++
 9.000% 8/01/2012              500,000          560,070
Analog Devices, Inc.
 6.625% 3/01/2000              500,000          497,155
Associates Corporation
 of North America
 6.750% 8/01/2001            1,000,000        1,001,240
Barrick Gold
 Corporation
 7.500% 5/01/2007            1,000,000        1,023,070
Bell Atlantic Financial
 Services, Inc. ++
 6.610% 2/04/2000            1,000,000        1,002,352
BHP Finance (USA)
 Limited
 6.420% 3/01/2026            1,000,000          979,880
Carlisle Companies
 Incorporated
 7.250% 1/15/2007              500,000          499,055
Champion International
 Corporation
 6.400% 2/15/2026            1,000,000          951,740
The Charles Schwab
 Corporation
 6.250% 1/23/2003            1,000,000          962,500
CITGO Petroleum
 Corporation
 7.875% 5/15/2006              250,000          258,300
Comcast Cable
 Communications, Inc.
 144A
 8.375% 5/01/2007              750,000          793,403
Continental Airlines,
 Inc., Series 1996-2B
 8.560% 1/02/2016              486,053          524,330
Continental Airlines,
 Inc., Series 1996-B
 7.820% 4/15/2015              490,196          505,500
Crown Cork & Seal
 Company Inc.
 6.750% 12/15/2003           1,000,000          985,470
CSX Corporation 144A
 7.250% 5/01/2027            1,200,000        1,224,312
Delta Air Lines, Inc.,
 1992, Series C
 8.540% 1/02/2007              419,455          446,170

                                             (Continued)

The accompanying notes are an integral part of the financial statements.     33

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                            Principal
                             Amount        Market Value
                             ------        ------------
English China Clays
 Delaware Inc. ++
 7.375% 10/01/2002          $  500,000     $    508,550
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006              500,000          489,115
FBG Finance Limited
 144A
 7.875% 6/01/2016            1,000,000        1,004,030
Fletcher Challenge Ltd.
 7.750% 6/20/2006              500,000          514,710
Foodbrands America, Inc.
 10.750% 5/15/2006           1,000,000        1,172,320
General American
 Transportation
 Corporation
 6.750% 3/01/2006            1,000,000          967,720
General Mills, Inc.
 8.900% 6/15/2006              500,000          557,025
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001            1,000,000          984,040
GTE Corporation
 9.100% 6/01/2003              500,000          553,055
Hilton Hotels
 Corporation
 7.375% 6/01/2002              500,000          503,585
Leucadia National
 Corporation
 7.750% 8/15/2013            1,000,000          974,780
Lockheed Martin
 Corporation
 7.700% 6/15/2008            1,000,000        1,043,040
MAPCO Inc.
 7.250% 3/01/2009            1,000,000        1,000,920
McDonnell Douglas
 Corporation ++
 9.250% 4/01/2002              500,000          549,770
MFS Communications
 Company, Inc. (Step Up)
 0.000% 1/15/2004              500,000          465,400
Millipore Corporation
 7.500% 4/01/2007            1,000,000        1,013,160
Mobil Corporation
 8.625% 8/15/2021            1,000,000        1,151,340
Newmont Mining
 Corporation ++
 8.625% 4/01/2002            1,000,000        1,065,380
News America
 Holdings Incorporated
 9.250% 2/01/2013            1,000,000        1,114,970
Norfolk Southern
 Corporation
 7.050% 5/01/2037            1,350,000        1,370,169
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005            1,000,000          985,000
Petroleum Geo-
 Services ASA
 7.500% 3/31/2007              250,000          251,898
Rite Aid Corporation
 6.700% 12/15/2001             500,000          496,205
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003            1,000,000        1,004,030
Scholastic Corporation
 7.000% 12/15/2003           1,000,000          992,210
Thomas & Betts
 Corporation
 8.250% 1/15/2004              500,000          528,165
Time Warner Inc.
 7.750% 6/15/2005            1,000,000        1,016,250
Time Warner Inc.
 Pass-Thru Asset
 Trust 1997-1 144A
 6.100% 12/30/2001             750,000          718,410
US Air, Inc., Class B
 7.500% 10/15/2009             481,080          484,086
The US West Capital
 Funding, Inc.
 6.850% 1/15/2002            1,000,000          998,930
WorldCom, Inc.
 7.750% 4/01/2007              500,000          511,340
W.R. Grace & Co.
 8.000% 8/15/2004            1,000,000        1,046,780
                                           ------------
TOTAL CORPORATE DEBT                         41,383,380
                                           ------------
(Cost $40,328,848)

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 4.2%
Federal Home Loan Mortgage Corporation (FHLMC) -- 0.8%
Collateralized Mortgage Obligations -- 0.7%
FHLMC Series 1322
 Class G
 7.500% 2/15/2007            1,000,000        1,020,310
FHLMC Series 1625
 Class D
 5.250% 7/15/2004            3,100,000        3,074,797
FHLMC Series 1625
 Class EA
 5.750% 3/15/2007            1,000,000          984,060
                                           ------------
                                              5,079,167
                                           ------------
Pass-Through Securities -- 0.1%
FHLMC
 9.000% 3/01/2017              169,969          180,864
                                           ------------
                                              5,260,031
                                           ------------
Federal National Mortgage Association
(FNMA) -- 0.9%
Collateralized Mortgage Obligations -- 0.8%
FNMA Series 1993-134
 Class GA
 6.500% 2/25/2007            1,000,000          990,930
FNMA Series 1993-191
 Class PD
 5.400% 3/25/2004            1,000,000          992,500
FNMA Series 1993-221
 Class D
 6.000% 12/25/2008             995,000          951,469
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008            2,000,000        1,917,500
                                           ------------
                                              4,852,399
                                           ------------
Pass-Through Securities -- 0.1%
FNMA
 8.000% 5/01/2013              462,130          470,346
                                           ------------
                                              5,322,745
                                           ------------
Government National Mortgage Association
(GNMA) -- 1.6%
Pass-Through Securities
GNMA
 6.000% 5/20/2027            2,472,203        2,479,941
GNMA
 6.875% 12/20/2025             426,030          436,417
GNMA
 7.000% 7/20/2025            1,651,054        1,696,194
GNMA
 7.500% 10/15/2006 -
            6/15/2017        2,798,797        2,844,158
GNMA
 8.000% 11/15/2004 -
            7/15/2008        1,653,057        1,710,087
GNMA
 9.000% 12/15/2008 -
            5/15/2009          561,048          598,805
                                           ------------
                                              9,765,602
                                           ------------
U.S. Government Guaranteed Notes -- 0.9%
1991-A Fairfax
 County, VA
 8.740% 8/01/2001              200,000          213,750
1991-A Jefferson
 Park, CA
 8.740% 8/01/2001            1,740,000        1,859,625
1991-A Monroe
 County, NY
 8.740% 8/01/2001              500,000          534,375
1991-A Rochester, NY
 8.740% 8/01/2001               60,000           64,125
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A ++
 8.240% 8/01/2002            3,000,000        3,215,760
                                           ------------
                                              5,887,635
                                           ------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                           26,236,013
                                           ------------
(Cost $25,577,145)
                                             (Continued)


34   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                           Principal
                             Amount        Market Value
                           ---------       ------------
U.S. TREASURY OBLIGATIONS -- 4.5%
U.S. Treasury Bonds -- 2.4%
U.S. Treasury Bond
 7.250% 5/15/2016          $ 7,750,000     $  8,081,778
U.S. Treasury Bond
 8.750% 5/15/2017            6,000,000        7,218,720
                                           ------------
                                             15,300,498
                                           ------------
U.S. Treasury Notes -- 1.8%
U.S. Treasury Note
 5.875% 1/31/1999            4,000,000        3,991,880
U.S. Treasury Note
 7.250% 8/15/2004            7,125,000        7,427,813
                                           ------------
                                             11,419,693
                                           ------------

U.S. Treasury Strip -- 0.3%
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/1999            2,250,000        2,043,518
                                           ------------
TOTAL U.S. TREASURY
OBLIGATIONS                                  28,763,709
                                           ------------
(Cost $28,715,544)

TOTAL BONDS & NOTES                         103,952,324
                                           ------------
(Cost $102,193,747)

SHORT-TERM INVESTMENTS -- 30.0%
Commercial Paper
Boston Scientific
 Corporation
 5.800% 7/01/1997            4,745,000        4,745,000
Boston Scientific
 Corporation
 5.820% 8/06/1997            3,155,000        3,136,638
Boston Scientific
 Corporation
 5.870% 7/10/1997            1,895,000        1,892,219
Burlington Northern
 Santa Fe Corporation
 5.750% 8/04/1997            6,725,000        6,688,479
Carter Holt Harvey
 Limited
 5.800% 7/18/1997            2,730,000        2,722,523
Carter Holt Harvey
 Limited
 5.820% 7/08/1997            4,540,000        4,534,862
Comdisco, Inc.
 5.770% 7/29/1997            2,400,000        2,389,229
Comdisco, Inc.
 5.800% 8/18/1997            5,060,000        5,020,869
Comdisco, Inc.
 5.810% 8/15/1997            3,555,000        3,529,182
Cox Enterprises, Inc.
 5.800% 7/17/1997            5,560,000        5,545,668
Crown Cork & Seal
 Company Inc.
 5.840% 8/26/1997            4,070,000        4,033,026
CSX Corporation
 5.760% 8/11/1997            6,185,000        6,144,426
CSX Corporation
 5.810% 7/03/1997            5,465,000        5,463,236
Dana Credit
 Corporation
 5.790% 7/28/1997            2,270,000        2,259,777
Dominion Resources,
 Inc.
 5.780% 7/30/1997            4,670,000        4,648,256
Dominion Resources,
 Inc.
 5.820% 7/21/1997            3,585,000        3,572,829
Enron Corp.
 5.780% 8/01/1997            6,275,000        6,243,768
Federal Signal Corp.
 5.760% 7/02/1997            6,715,000        6,713,926
Harris Corporation
 5.790% 8/13/1997            4,155,000        4,126,265
Illinois Power
 Company
 5.780% 7/24/1997            2,200,000        2,191,876
Illinois Power
 Company
 5.780% 7/31/1997            2,935,000        2,920,863
Illinois Power
 Company
 5.820% 8/05/1997            5,285,000        5,255,096
Lockheed Martin
 Corporation
 5.810% 8/25/1997            4,100,000        4,063,607
Lockheed Martin
 Corporation
 5.900% 7/10/1997            5,800,000        5,792,390
Mattel, Inc.
 5.780% 7/25/1997            3,280,000        3,267,361
Mattel, Inc.
 5.780% 8/22/1997            1,605,000        1,591,600
ORIX Credit Alliance, Inc.
 5.820% 7/09/1997            2,155,000        2,152,213
ORIX Credit Alliance, Inc.
 5.850% 7/15/1997            4,660,000        4,649,399
ORIX Credit Alliance, Inc.
 5.880% 7/16/1997            6,000,000        5,985,300
Praxair, Inc.
 5.760% 8/14/1997            4,945,000        4,910,187
Public Service
 Company of Colorado
 5.800% 8/19/1997            6,055,000        6,007,199
Public Service
 Company of Colorado
 5.840% 9/19/1997            3,980,000        3,929,144
Public Service
 Electric and Gas
 Company
 5.780% 7/23/1997            2,750,000        2,740,286
Public Service
 Electric and Gas
 Company
 5.820% 7/07/1997            3,460,000        3,456,644
Rite Aid Corporation
 5.780% 7/22/1997            2,100,000        2,092,920
Rite Aid Corporation
 5.800% 7/14/1997            3,295,000        3,288,099
Textron Financial
 Corporation
 5.800% 7/11/1997            6,700,000        6,689,205
Textron Financial
 Corporation
 5.820% 7/02/1997            2,465,000        2,464,602
Union Pacific
 Corporation
 5.850% 8/07/1997            4,675,000        4,646,892
Union Pacific
 Corporation
 5.850% 9/11/1997            5,400,000        5,337,900
Union Pacific
 Corporation
 5.850% 9/15/1997            4,535,000        4,479,950
UOP
 5.830% 8/08/1997            5,090,000        5,058,677
Whirlpool Financial
 Corporation
 5.800% 8/12/1997            6,620,000        6,575,205
Whirlpool Financial
 Corporation
 5.800% 8/20/1997            5,375,000        5,331,701
                                           ------------
TOTAL SHORT-TERM
INVESTMENTS                                 188,288,494
                                           ------------
(Cost $188,285,661)

TOTAL INVESTMENTS -- 99.9%                  628,163,436
(Cost $505,416,393)+

Other Assets/
(Liabilities) 0.1%                              527,625
                                           ------------

NET ASSETS -- 100.0%                       $628,691,061
                                           ------------

Notes to Portfolio of Investments
+Aggregate cost for Federal tax purposes (Note 7)


144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933. 144A: These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*Non-income producing security

++ All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).


 The accompanying notes are an integral part of the financial statements.    35

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
                                                                                  June 30, 1997
                                                                                   (Unaudited)
                                                                                ----------------
Assets:
      Investments, at value (cost $317,130,732) (Note 2).....................   $    439,874,942
      Short-term investments, at value (cost $188,285,661) (Note 2)..........        188,288,494
                                                                                ----------------
        Total Investments....................................................        628,163,436
      Cash...................................................................              8,223
      Receivables from:
        Investments sold.....................................................          1,158,998
        Fund shares sold.....................................................            830,703
        Interest and dividends...............................................          2,214,668
                                                                                ----------------
           Total assets......................................................        632,376,028
                                                                                ----------------

Liabilities:
      Payables for:
        Investments purchased................................................          3,102,397
        Settlement of investments purchased on a
           forward commitment basis (Note 2).................................              4,847
        Fund shares redeemed.................................................            272,626
        Directors' fees and expenses (Note 3)................................              5,316
        Affiliates (Note 3):
           Investment management fees........................................            238,126
           Administration fees...............................................             45,229
           Service and distribution fees.....................................                281
      Accrued expenses and other liabilities.................................             16,145
                                                                                ----------------
           Total liabilities.................................................          3,684,967
                                                                                ----------------
      Net assets.............................................................   $    628,691,061
                                                                                ================
Net assets consist of:
      Paid-in capital........................................................   $    483,414,936
      Undistributed net investment income....................................         10,713,433
      Accumulated net realized gain on investments...........................         11,820,496
      Net unrealized appreciation on investments
           and forward commitments...........................................        122,742,196
                                                                                ----------------
                                                                                $    628,691,061
                                                                                ================
Net assets:
      Class 1................................................................   $        146,563
                                                                                ================
      Class 2................................................................   $        148,717
                                                                                ================
      Class 3................................................................   $        149,854
                                                                                ================
      Class 4................................................................   $    628,245,927
                                                                                ================
Shares outstanding:
      Class 1................................................................             10,838
                                                                                ================
      Class 2................................................................             10,948
                                                                                ================
      Class 3................................................................             10,994
                                                                                ================
      Class 4................................................................         46,209,722
                                                                                ================
Net asset value, offering price and
redemption price per share:
      Class 1................................................................   $          13.52
                                                                                ================
      Class 2................................................................   $          13.58
                                                                                ================
      Class 3................................................................   $          13.63
                                                                                ================
      Class 4................................................................   $          13.60
                                                                                ================

36   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of Operations

                                                                                Six months ended
                                                                                 June 30, 1997
                                                                                  (Unaudited)
                                                                                ---------------
Investment income:
      Interest................................................................  $     8,622,309
      Dividends...............................................................        3,596,262
                                                                                ---------------
        Total investment income...............................................       12,218,571
                                                                                ---------------

Expenses (Note 1):
      Investment management fees (Note 3).....................................        1,309,860
      Custody fees............................................................           29,090
      Audit and legal fees....................................................            7,400
      Directors' fees (Note 3)................................................           10,526
      Fees waived by the investment manager (Note 3)..........................          (74,994)
                                                                                ---------------
                                                                                      1,281,882
      Administration fees (Note 3):
        Class 1...............................................................              393
        Class 2...............................................................              363
        Class 3...............................................................              227
        Class 4...............................................................          247,822
      Distribution and service fees (Note 3):
        Class 1...............................................................              448
        Class 2...............................................................              105
                                                                                ---------------
          Net expenses........................................................        1,531,240
                                                                                ---------------
          Net investment income...............................................       10,687,331
                                                                                ---------------
Realized and unrealized gain (loss):
      Net realized gain on investment transactions and forward commitments....        9,899,503
      Net change in unrealized appreciation (depreciation) on
        investments and forward commitments...................................       36,649,248
                                                                                ---------------
          Net realized and unrealized gain....................................       46,548,751
                                                                                ---------------
      Net increase in net assets resulting from operations....................  $    57,236,082
                                                                                ================

  The accompanying notes are an integral part of the financial statements.    37

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                         Six months ended
Statements of                                                                             June 30, 1997          Year ended
Changes in Net                                                                             (Unaudited)        December 31, 1996
Assets                                                                                  -----------------    ------------------
                   Increase(Decrease) in Net Assets:
                   Operations:
                         Net investment income ......................................   $      10,687,331    $       19,347,629
                         Net realized gain on investment transactions
                          and forward commitments ...................................           9,899,503             8,885,806
                         Net change in unrealized appreciation (depreciation) on
                          investments and forward commitments .......................          36,649,248            33,108,845
                                                                                        -----------------    ------------------
                          Net increase in net assets resulting from operations ......          57,236,082            61,342,280
                                                                                        -----------------    ------------------
                   Distributions to shareholders (Note 2):
                         From net investment income:
                         Class 1 ....................................................                  --                (3,204)
                         Class 2 ....................................................                  --                (4,068)
                         Class 3 ....................................................                  --                (4,538)
                         Class 4 ....................................................                  --           (19,441,756)
                                                                                        -----------------    ------------------
                          Total distributions from net investment income.............                  --           (19,453,566)
                                                                                        -----------------    ------------------
                         From net realized gains:
                         Class 1 ....................................................                  --                (1,969)
                         Class 2 ....................................................                  --                (1,970)
                         Class 3 ....................................................                  --                (1,972)
                         Class 4 ....................................................                  --            (7,883,759)
                                                                                        -----------------    ------------------
                          Total distributions from net realized gains................                  --            (7,889,670)
                                                                                        -----------------    ------------------
                   Net fund share transactions (Note 5):
                         Class 1 ....................................................                  --               (49,367)
                         Class 2 ....................................................                  --                 6,038
                         Class 3 ....................................................                  --                 6,510
                         Class 4 ....................................................           7,769,131            72,536,092
                                                                                        -----------------    ------------------
                          Increase in net assets from net fund share transactions ...           7,769,131            72,499,273
                                                                                        -----------------    ------------------
                         Total increase in net assets ...............................          65,005,213           106,498,317
                   Net assets:
                         Beginning of period ........................................         563,685,848           457,187,531
                                                                                        -----------------    ------------------
                         End of period (including undistributed net investment income
                          of $10,713,433 and $26,102, respectively) .................   $     628,691,061    $      563,685,848
                                                                                        =================    ==================

38   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)
                                                                                                Class 1
                                                                                                -------
                                                                   Six months ended
                                                                       6/30/97         Year ended      Year ended   Period ended
                                                                     (Unaudited)        12/31/96        12/31/95      12/31/94**
                                                                    ------------     ------------    ------------   ------------

Net asset value, beginning of period                                $      12.35     $      11.50    $       9.94   $      10.00
                                                                    ------------     ------------    ------------   ------------

Income (loss) from investment operations:
  Net investment income                                                     0.16             0.34            0.28           0.06
  Net realized and unrealized gain (loss) on investments                    1.01             1.01            1.70          (0.06)
                                                                    ------------     ------------    ------------   ------------

  Total income (loss) from investment operations                            1.17             1.35            1.98             --
                                                                    ------------     ------------    ------------   ------------

Less distributions to shareholders:
  From net investment income                                                  --            (0.31)          (0.33)         (0.06)
  From net realized gains                                                     --            (0.19)          (0.09)            --
                                                                    ------------     ------------    ------------   ------------

    Total distributions                                                       --            (0.50)          (0.42)         (0.06)
                                                                    ------------     ------------    ------------   ------------

Net asset value, end of period                                      $      13.52     $      12.35    $      11.50   $       9.94
                                                                    ============     ============    ============   ============
Total Return                                                                9.47%           11.67%          19.92%          0.00%

Ratios / Supplemental Data:
Net assets, end of period (000's)                                           $147             $134            $173           $100
  Net expenses to average daily net assets#                                 1.66%*           1.65%           1.65%          1.65%*
  Net investment income to average daily net assets                         2.54%*           2.71%           3.03%          3.39%*
  Portfolio turnover rate                                                     13%              26%             23%             2%
  Average broker commission rate (a)                                $     0.0593     $     0.0594              N/A            N/A

   #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would have been:                1.69%*           1.69%           1.69%          1.71%*

                                                                                                Class 2
                                                                                                -------
                                                                   Six months ended
                                                                       6/30/97        Year ended      Year ended    Period ended
                                                                     (Unaudited)       12/31/96        12/31/95      12/31/94**
                                                                    ------------     ------------    ------------   ------------

Net asset value, beginning of period                                $      12.37     $      11.53    $       9.95   $      10.00
                                                                    ------------     ------------    ------------   ------------

Income (loss) from investment operations:
  Net investment income                                                     0.20             0.39            0.39           0.06
  Net realized and unrealized gain (loss) on investments                    1.01             1.03            1.65          (0.04)
                                                                    ------------     ------------    ------------   ------------

   Total income (loss) from investment operations                           1.21             1.42            2.04           0.02
                                                                    ------------     ------------    ------------   ------------

Less distributions to shareholders:
  From net investment income                                                  --            (0.39)          (0.37)         (0.07)
  From net realized gains                                                     --            (0.19)          (0.09)            --
                                                                    ------------     ------------    ------------   ------------

   Total distributions                                                        --            (0.58)          (0.46)         (0.07)
                                                                    ------------     ------------    ------------   ------------

Net asset value, end of period                                      $      13.58     $      12.37    $      11.53   $       9.95
                                                                    ============     ============    ============   ============
Total Return                                                                9.78%           12.25%          20.50%          0.17%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                         $149             $135            $121           $100
  Net expenses to average daily net assets#                                 1.11%*           1.10%           1.10%          1.10%*
  Net investment income to average daily net assets                         3.09%*           3.23%           3.60%          3.94%*
  Portfolio turnover rate                                                     13%              26%             23%             2%
  Average broker commission rate (a)                                $     0.0593     $     0.0594              N/A            N/A

   #Computed after giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would have been:                1.14%*           1.14%           1.14%          1.16%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


   The accompanying notes are an integral part of the financial statements.   39

--------------------------------------------------------------------------------
MassMutual Balanced Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)
                                                                                              Class 3
                                                                                              -------
                                                                 Six months ended
                                                                     6/30/97       Year ended       Year ended      Period ended
                                                                   (Unaudited)      12/31/96         12/31/95        12/31/94**
                                                                  ------------    ------------     ------------     ------------
Net asset value, beginning of period                              $      12.39    $      11.55     $       9.96     $      10.00
                                                                  ------------    ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment income                                                   0.22            0.44             0.43             0.07
  Net realized and unrealized gain (loss) on investments                  1.02            1.02             1.66            (0.04)
                                                                  ------------    ------------     ------------     ------------
   Total income (loss) from investment operations                         1.24            1.46             2.09             0.03
                                                                  ------------    ------------     ------------     ------------

Less distributions to shareholders:
  From net investment income                                                --           (0.43)           (0.41)           (0.07)
  From net realized gains                                                   --           (0.19)           (0.09)              --
                                                                  ------------    ------------     ------------     ------------
   Total distributions                                                      --           (0.62)           (0.50)           (0.07)
                                                                  ------------    ------------     ------------     ------------
Net asset value, end of period                                    $      13.63    $      12.39     $      11.55     $       9.96
                                                                  ============    ============     ============     ============
Total Return                                                             10.01%          12.61%           20.96%            0.28%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                       $150            $136             $121             $100
  Net expenses to average daily net assets#                               0.76%*          0.75%            0.75%            0.75%*
  Net investment income to average daily net assets                       3.43%*          3.60%            3.94%            4.32%*
  Portfolio turnover rate                                                   13%             26%              23%               2%
  Average broker commission rate (a)                              $     0.0593    $     0.0594               N/A              N/A

   #Computed after giving effect to the voluntary
    partial waiver of management fee by
    MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees
    by MassMutual, the ratio of expenses to average
    daily net assets would have been:                                     0.79%*          0.79%            0.79%            0.81%*
                                                                                             Class 4
                                                                                             -------
                                                                 Six months ended
                                                                     6/30/97       Year ended       Year ended      Period ended
                                                                   (Unaudited)      12/31/96         12/31/95        12/31/94**
                                                                  ------------    ------------     ------------     ------------
Net asset value, beginning of period                              $      12.34    $      11.51     $       9.92     $      10.00
                                                                  ------------    ------------     ------------     ------------

Income (loss) from investment operations:
  Net investment income                                                   0.23            0.46             0.44             0.11
  Net realized and unrealized gain (loss) on investments                  1.03            1.02             1.68           (0.08)
                                                                  ------------    ------------     ------------     ------------
   Total income (loss) from investment operations                         1.26            1.48             2.12             0.03
                                                                  ------------    ------------     ------------     ------------

Less distributions to shareholders:
  From net investment income                                                --           (0.46)           (0.44)           (0.11)
  From net realized gains                                                   --           (0.19)           (0.09)              --
                                                                  ------------    ------------     ------------     ------------
   Total distributions                                                      --           (0.65)           (0.53)           (0.11)
                                                                  ------------    ------------     ------------     ------------
Net asset value, end of period                                    $      13.60    $      12.34     $      11.51     $       9.92
                                                                  ============    ============     ============     ============
Total Return@                                                            10.21%          12.83%           21.31%            0.29%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                   $628,246        $563,280         $456,773         $349,688
  Net expenses to average daily net assets#                             0.5256%*        0.5120%          0.5120%          0.5120%*
  Net investment income to average daily net assets                       3.67%*          3.83%            4.18%            4.29%*
  Portfolio turnover rate                                                   13%             26%              23%               2%
  Average broker commission rate (a)                              $     0.0593    $     0.0594               N/A              N/A

   #Computed after giving effect to the voluntary
    partial waiver of management fee by
    MassMutual, which terminated May 1, 1997.
    Without this partial waiver of fees
    by MassMutual, the ratio of expenses to average
    daily net assets would have been:                                   0.5514%*        0.5522%          0.5514%          0.5650%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
@ Employee retirement benefit plans that invest plan assets in the Separate
  Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


40   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997

                              Number of
                               Shares      Market Value
                               ------      ------------
EQUITIES -- 95.3%
Aerospace & Defense -- 2.9%
Boeing Company                 460,000     $ 24,408,750
Raytheon Company               772,000       39,372,000
TRW Inc.                       396,600       22,531,838
                                           ------------
                                             86,312,588
                                           ------------

Agribusiness -- 1.0%
Pioneer Hi-Bred
 International, Inc.           385,000       30,800,000
                                           ------------

Apparel, Textiles & Shoes -- 1.1%
VF Corporation                 365,000       30,933,750
                                           ------------

Automotive & Parts -- 4.8%
Ford Motor Company             945,300       35,685,075
Genuine Parts
 Company                     1,290,000       43,698,750
Goodyear Tire &
 Rubber Company                955,000       60,463,438
                                           ------------
                                            139,847,263
                                           ------------

Banking, Savings & Loans -- 6.4%
The Bank of New
 York Company,
 Incorporated                1,265,000       55,027,500
Comerica, Incorporated         450,000       30,600,000
CoreStates Financial
 Corp.                         700,000       37,625,000
Norwest Corporation            485,000       27,281,250
Pacific Century
 Financial Corporation         214,600        9,925,250
Wachovia Corp.                 494,000       28,806,375
                                           ------------
                                            189,265,375
                                           ------------

Beverages -- 1.8%
Brown-Forman
 Corporation (Class B)         575,000       28,067,188
PepsiCo, Inc                   700,000       26,293,750
                                           ------------
                                             54,360,938
                                           ------------

Chemicals -- 4.4%
E. I. du Pont de
 Nemours and Company           550,000       34,581,250
The Lubrizol
 Corporation                   571,200       23,954,700
Nalco Chemical
 Company                       680,000       26,265,000
Rohm & Haas
 Company                       503,000       45,301,438
                                           ------------
                                            130,102,388
                                           ------------

Commercial Services -- 0.6%
Pinnacle West Capital
 Corporation                   588,792       17,700,560
                                           ------------

Communications -- 0.3%
AT & T Corporation             224,800        7,882,050
                                           ------------

Computers & Office Equipment -- 7.3%
Hewlett-Packard
 Company                     1,020,000       57,120,000
International Business
 Machines Corporation          582,000       52,489,125
Pitney Bowes, Inc.             700,000       48,650,000
Xerox Corporation              723,000       57,026,625
                                           ------------
                                            215,285,750
                                           ------------

Containers -- 1.0%
Temple-Inland, Inc.            525,000       28,350,000
                                           ------------

Cosmetics & Personal Care -- 1.4%
Kimberly-Clark
 Corporation                   806,000       40,098,500
                                           ------------

Drugs -- 0.9%
Pharmacia & Upjohn,
 Inc.                          792,000       27,522,000
                                           ------------

Electric Utilities -- 1.4%
New England Electric
 System                         52,000        1,924,000
NIPSCO Industries,
 Inc.                          330,000       13,633,125
SCANA Corporation            1,090,600       27,060,513
                                           ------------
                                             42,617,638
                                           ------------

Electrical Equipment & Electronics -- 6.9%
AMP, Incorporated            1,213,000       50,642,750
General Electric
 Company                     1,360,000       88,910,000
Honeywell Inc.                 365,000       27,694,375
Hubbell, Incorporated
 (Class B)                     800,071       35,203,142
                                           ------------
                                            202,450,267
                                           ------------

Energy -- 5.4%
Amoco Corporation              615,000       53,466,563
Kerr-McGee
 Corporation                   360,000       22,815,000
Mobil Corporation              580,000       40,527,500
Teco Energy, Inc.              818,700       20,928,019
Unocal Corporation             574,900       22,313,306
                                           ------------
                                            160,050,388
                                           ------------

Financial Services -- 1.7%
American Express
 Company                       665,000       49,542,500
                                           ------------

Foods -- 2.9%
Archer-Daniels-Midland
 Company                       102,600        2,411,100
ConAgra, Inc.                  613,000       39,308,625
CPC International, Inc.        462,500       42,694,531
                                           ------------
                                             84,414,256
                                           ------------

Forest Products & Paper -- 2.2%
Westvaco Corporation           855,000       26,879,063
Weyerhaeuser Company           721,900       37,538,800
                                           ------------
                                             64,417,863
                                           ------------

Hardware & Tools -- 0.9%
The Stanley Works              639,000       25,560,000
                                           ------------

Healthcare -- 7.7%
Becton, Dickinson and
 Company                       850,000       43,031,250
Bristol-Myers Squibb
 Company                     1,500,000      121,500,000
Pfizer, Incorporated           184,130       22,003,535
Schering-Plough Corp.          907,200       43,432,200
                                           ------------
                                            229,966,985
                                           ------------

Industrial Distribution -- 1.1%
W.W. Grainger, Inc.            400,000       31,275,000
                                           ------------

Industrial Transportation -- 2.7%
Burlington Northern
 Santa Fe Corporation          432,200       38,843,975
Norfolk Southern
 Corporation                   400,000       40,300,000
                                           ------------
                                             79,143,975
                                           ------------

                                                                     (Continued)


   The accompanying notes are an integral part of the financial statements.   43

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

                              Number of
                               Shares      Market Value
                               ------      ------------
Insurance -- 6.9%
Jefferson-Pilot
 Corporation                   437,000     $ 30,535,375
Marsh & McLennan
 Companies, Inc.               909,800       64,936,975
MBIA, Inc.                     435,000       49,073,438
SAFECO Corporation           1,240,000       57,892,500
                                           ------------
                                            202,438,288
                                           ------------

Machinery & Components -- 2.0%
Dover Corporation              540,000       33,210,000
Parker-Hannifin
 Corporation                   400,000       24,275,000
                                           ------------
                                             57,485,000
                                           ------------

Manufacturing -- 0.7%
Pall Corporation               830,500       19,309,117
                                           ------------

Miscellaneous -- 1.8%
Harsco Corporation             600,000       24,300,000
Minnesota Mining &
 Manufacturing
 Company                       279,700       28,529,400
                                           ------------
                                             52,829,400
                                           ------------

Oil & Gas -- 2.2%
ENI SPA, Sponsored
 ADR                           266,700       15,168,563
Occidental Petroleum
 Corporation                 1,067,000       26,741,688
Union Pacific
 Resources Group Inc.          897,700       22,330,288
                                           ------------
                                             64,240,539
                                           ------------

Photography -- 1.1%
Eastman Kodak
 Company                       413,600       31,743,800
                                           ------------

Publishing & Printing -- 2.3%
The McGraw-Hill
 Companies, Inc.               740,000       43,521,250
R.R. Donnelley & Sons
 Company                       630,000       23,073,750
                                           ------------
                                             66,595,000
                                           ------------

Retail -- 2.5%
The May Department
 Stores Company                825,000       38,981,250
Sears Roebuck and Co.          648,100       34,835,375
                                           ------------
                                             73,816,625
                                           ------------

Retail-Grocery -- 2.6%
Albertson's, Inc.            1,414,000       51,611,000
American Stores
 Company                       518,300       25,591,063
                                           ------------
                                             77,202,063
                                           ------------

Telecommunications -- 1.4%
GTE Corporation                965,800     $ 42,374,475
                                           ------------

Telephone Utilities -- 2.5%
Ameritech Corporation          372,000       25,272,750
Frontier Corporation         1,319,000       26,297,563
Southern New England
 Telecommunications
 Corporation                   531,000       20,642,625
                                           ------------
                                             72,212,938
                                           ------------

Tobacco -- 2.5%
Fortune Brands, Inc.           735,000       27,424,688
Gallaher Group PLC,
 ADR ++                        735,000       13,551,563
UST Inc.                     1,126,800       31,268,700
                                           ------------
                                             72,244,951
                                           ------------

TOTAL EQUITIES                           $2,800,392,230
                                         --------------
(Cost $1,787,766,969)

                            Principal
                             Amount        Market Value
                             ------        ------------
SHORT-TERM INVESTMENTS -- 4.9%
Commercial Paper
Abbott Laboratories
 5.460% 7/10/1997          $ 5,000,000     $  4,993,175
Abbott Laboratories
 5.470% 7/09/1997            2,015,000        2,012,551
American International
 Group, Inc.
 5.520% 7/23/1997           10,000,000        9,966,267
Anheuser-Busch
 Companies, Inc.
 5.540% 7/07/1997            7,000,000        6,993,537
Anheuser-Busch
 Companies, Inc.
 6.000% 7/01/1997            7,766,000        7,766,000
AT & T Corporation
 5.240% 7/18/1997            3,000,000        2,992,577
AT & T Corporation
 5.240% 8/21/1997            8,000,000        7,940,613
Coca-Cola Company,
 The
 5.490% 8/22/1997           13,000,000       12,896,910
Eastman Kodak
 Company
 5.525% 7/21/1997            9,338,000        9,309,338
E. I. du Pont de
 Nemours and Company
 5.490% 8/11/1997           $7,000,000     $  6,956,233
E. I. du Pont de
 Nemours and Company
 5.610% 11/17/1997           1,419,000        1,387,496
E. I. du Pont de
 Nemours and Company
 5.630% 11/12/1997           4,000,000        3,914,389
Ford Motor Credit
 Company
 5.580% 12/09/1997           5,000,000        4,871,424
Ford Motor Credit
 Company
 5.630% 12/05/1997           5,000,000        4,874,618
General Electric
 Capital Corporation
 5.580% 12/08/1997           4,000,000        3,897,778
IBM Credit
 Corporation
 5.520% 8/25/1997            3,000,000        2,974,700
IBM Credit
 Corporation
 5.520% 7/22/1997            8,000,000        7,974,238
J.P. Morgan & Co.,
 Inc.
 5.510% 7/28/1997            7,000,000        6,971,073
J.P. Morgan & Co.,
 Inc.
 5.530% 7/25/1997            5,872,000        5,850,352
PepsiCo, Inc
 5.500% 7/14/1997           10,000,000        9,980,139
Procter & Gamble
 Company, The
 5.520% 9/17/1997            5,000,000        4,937,708
Toys "R" Us, Inc.
 5.480% 7/09/1997            7,015,000        7,006,457
Weyerhaeuser Company
 5.530% 8/06/1997            8,354,000        8,307,802
                                           ------------

TOTAL SHORT-TERM
INVESTMENTS                                 144,775,375
                                           ------------
(Cost $144,789,861)

TOTAL INVESTMENTS -- 100.2%               2,945,167,605
(Cost $1,932,556,830)+

Other Assets/
(Liabilities) - (0.2%)                       (5,563,503)
                                           ------------

NET ASSETS -- 100.0%                     $2,939,604,102
                                         --------------

Notes to Portfolio of Investments

+Aggregate cost for Federal tax purposes (Note 7)

++Non-Income producing security


44   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements
--------------------------------------------------------------------------------

Statement of                                                                                              June 30, 1997
Assets and                                                                                                 (Unaudited)
Liabilities                                                                                             -----------------
                     Assets:
                        Investments, at value (cost $1,787,766,969) (Note 2) ......................     $   2,800,392,230
                        Short-term investments, at value (cost $144,789,861) (Note 2) .............           144,775,375
                                                                                                        -----------------
                          Total Investments .......................................................         2,945,167,605
                        Cash.......................................................................                   925
                        Receivables from:
                          Investments sold ........................................................             9,540,659
                          Fund shares sold ........................................................             7,984,118
                          Interest and dividends ..................................................             5,038,019
                                                                                                        -----------------
                             Total assets .........................................................         2,967,731,326
                                                                                                        -----------------

                     Liabilities:
                        Payables for:
                          Investments purchased ...................................................            25,412,280
                          Fund shares redeemed ....................................................             1,309,733
                          Directors' fees and expenses (Note 3) ...................................                 5,317
                          Affiliates (Note 3):
                             Investment management fees ...........................................             1,109,735
                             Administration fees ..................................................               223,358
                             Service and distribution fees ........................................                   333
                        Accrued expenses and other liabilities ....................................                66,468
                                                                                                        -----------------
                             Total liabilities ....................................................            28,127,224
                                                                                                        -----------------
                        Net assets ................................................................     $   2,939,604,102
                                                                                                        =================
                     Net assets consist of:
                        Paid-in capital ...........................................................     $   1,796,583,622
                        Undistributed net investment income .......................................            26,785,147
                        Accumulated net realized gain on investments ..............................           103,624,558
                        Net unrealized appreciation on investments ................................         1,012,610,775
                                                                                                        -----------------
                                                                                                        $   2,939,604,102
                                                                                                        =================
                     Net assets:
                        Class 1 ...................................................................     $         178,268
                                                                                                        =================
                        Class 2 ...................................................................     $         180,894
                                                                                                        =================
                        Class 3 ...................................................................     $         182,261
                                                                                                        =================
                        Class 4 ...................................................................     $   2,939,062,679
                                                                                                        =================
                     Shares outstanding:
                        Class 1 ...................................................................                10,640
                                                                                                        =================
                        Class 2 ...................................................................                10,740
                                                                                                        =================
                        Class 3 ...................................................................                10,793
                                                                                                        =================
                        Class 4 ...................................................................           174,174,339
                                                                                                        =================
                     Net asset value, offering price and
                     redemption price per share:
                        Class 1 ...................................................................     $           16.75
                                                                                                        =================
                        Class 2 ...................................................................     $           16.84
                                                                                                        =================
                        Class 3 ...................................................................     $           16.89
                                                                                                        =================
                        Class 4 ...................................................................     $           16.87
                                                                                                        =================

   The accompanying notes are an integral part of the financial statements.   45

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statement of Operations

                                                                        Six months ended
                                                                         June 30, 1997
                                                                          (Unaudited)
                                                                        ----------------
Investment income:
   Dividends........................................................    $     30,007,475
   Interest.........................................................           3,288,686
                                                                        ----------------
     Total investment income........................................          33,296,161
                                                                        ----------------

Expenses (Note 1):
   Investment management fees (Note 3)..............................           5,958,697
   Custody fees.....................................................             109,941
   Audit and legal fees.............................................              33,755
   Directors' fees (Note 3).........................................              10,526
   Fees waived by the investment manager (Note 3)...................            (391,015)
                                                                        ----------------
                                                                               5,721,904

   Administration fees (Note 3):
     Class 1........................................................                 471
     Class 2........................................................                 437
     Class 3........................................................                 276
     Class 4........................................................           1,198,138
   Distribution and service fees (Note 3):
     Class 1........................................................                 527
     Class 2........................................................                 123
                                                                        ----------------
       Net expenses.................................................           6,921,876
                                                                        ----------------
       Net investment income........................................          26,374,285
                                                                        ----------------

Realized and unrealized gain (loss):
   Net realized gain on investment transactions.....................          89,446,203
   Net change in unrealized appreciation (depreciation)
     on investments.................................................         300,752,849
                                                                        ----------------
       Net realized and unrealized gain.............................         390,199,052
                                                                        ----------------
   Net increase in net assets resulting from operations.............    $    416,573,337
                                                                        ================

46 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Statements of
Changes in Net
Assets

                                                                       Six months ended
                                                                         June 30, 1997          Year ended
                                                                          (Unaudited)        December 31, 1996
                                                                       ----------------      ----------------
Increase (Decrease) in Net Assets:
Operations:
      Net investment income.........................................   $     26,374,285      $     55,712,269
      Net realized gain on investment transactions..................         89,446,203            74,040,546
      Net change in unrealized appreciation (depreciation)
       on investments...............................................        300,752,849           296,454,766
                                                                       ----------------      ----------------
       Net increase in net assets resulting from operations.........        416,573,337           426,207,581
                                                                       ----------------      ----------------

Distributions to shareholders (Note 2):
      From net investment income:
      Class 1.......................................................                 --                (1,849)
      Class 2.......................................................                 --                (2,628)
      Class 3.......................................................                 --                (3,152)
      Class 4.......................................................                 --           (55,920,646)
                                                                       ----------------      ----------------
       Total distributions from net investment income...............                 --           (55,928,275)
                                                                       ----------------      ----------------
      From net realized gains:
      Class 1.......................................................                 --                (4,035)
      Class 2.......................................................                 --                (4,054)
      Class 3.......................................................                 --                (4,061)
      Class 4.......................................................                 --           (64,653,761)
                                                                       ----------------      ----------------
       Total distributions from net realized gains..................                 --           (64,665,911)
                                                                       ----------------      ----------------

Net fund share transactions (Note 5):
      Class 1.......................................................                 --                 5,884
      Class 2.......................................................                 --                 6,682
      Class 3.......................................................                 --                 7,213
      Class 4.......................................................         36,822,530            54,936,919
                                                                       ----------------      ----------------
       Increase in net assets from net fund share transactions......         36,822,530            54,956,698
                                                                       ----------------      ----------------
      Total increase in net assets..................................        453,395,867           360,570,093

Net assets:
      Beginning of period...........................................      2,486,208,235         2,125,638,142
                                                                       ----------------      ----------------
      End of period (including undistributed net investment income
       of $26,785,147 and $410,862, respectively)...................   $  2,939,604,102      $  2,486,208,235
                                                                       ================      ================


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                           Class 1
                                                                                           -------
                                                              Six months ended
                                                                  6/30/97        Year ended       Year ended      Period ended
                                                                (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                ----------       ----------       ----------      -----------
Net asset value, beginning of period                            $    14.44       $    12.63       $     9.92      $     10.00
                                                                ----------       ----------       ----------      -----------
Income (loss) from investment operations:
  Net investment income                                               0.06             0.17             0.18             0.04
  Net realized and unrealized gain (loss) on investments              2.25             2.21             2.81            (0.08)
                                                                ----------       ----------       ----------      -----------
   Total income (loss) from investment operations                     2.31             2.38             2.99            (0.04)
                                                                ----------       ----------       ----------      -----------
Less distributions to shareholders:
  From net investment income                                            --            (0.18)           (0.18)           (0.04)
  From net realized gains                                               --            (0.39)           (0.10)              --
                                                                ----------       ----------       ----------      -----------
   Total distributions                                                  --            (0.57)           (0.28)           (0.04)
                                                                ----------       ----------       ----------      -----------
Net asset value, end of period                                  $    16.75       $    14.44       $    12.63      $      9.92
                                                                ==========       ==========       ==========      ===========
Total Return                                                         16.00%           18.83%           30.10%           (0.39)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                   $178             $154             $129              $99
  Net expenses to average daily net assets#                           1.66%*           1.65%            1.65%            1.65%*
  Net investment income to average daily net assets                   0.85%*           1.28%            1.58%            2.31%*
  Portfolio turnover rate                                                9%              13%              16%               3%

  Average broker commission rate (a)                            $   0.0593       $    .0585               N/A              N/A
   #Computed after giving effect to the voluntary
    partial waiver of management fee by MassMutual,
    which terminated May 1, 1997. Without this
    partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would
    have been:                                                        1.69%*           1.69%            1.70%            1.71%*

                                                                                           Class 2
                                                                                           -------
                                                              Six months ended
                                                                  6/30/97        Year ended       Year ended      Period ended
                                                                (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                ----------       ----------       ----------      -----------
Net asset value, beginning of period                            $    14.47       $    12.65       $     9.93      $     10.00
                                                                ----------       ----------       ----------      -----------
Income (loss) from investment operations:
  Net investment income                                               0.11             0.25             0.24             0.05
  Net realized and unrealized gain (loss) on investments              2.26             2.22             2.82            (0.07)
                                                                ----------       ----------       ----------      -----------
   Total income (loss) from investment operations                     2.37             2.47             3.06            (0.02)
                                                                ----------       ----------       ----------      -----------
Less distributions to shareholders:
  From net investment income                                            --            (0.26)           (0.24)           (0.05)
  From net realized gains                                               --            (0.39)           (0.10)              --
                                                                ----------       ----------       ----------      -----------
   Total distributions                                                  --            (0.65)           (0.34)           (0.05)
                                                                ----------       ----------       ----------      -----------
Net asset value, end of period                                  $    16.84       $    14.47       $    12.65      $      9.93
                                                                ==========       ==========       ==========      ===========
Total Return                                                         16.38%           19.46%           30.80%           (0.22)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                   $181             $155             $130              $99
  Net expenses to average daily net assets#                           1.11%*           1.10%            1.10%            1.10%*
  Net investment income to average daily net assets                   1.40%*           1.82%            2.13%            2.86%*
  Portfolio turnover rate                                                9%              13%              16%               3%
  Average broker commission rate (a)                            $   0.0593       $   0.0585               N/A              N/A
   #Computed after giving effect to the voluntary
    partial waiver of management fee by MassMutual,
    which terminated May 1, 1997. Without this
    partial waiver of fees by MassMutual, the ratio
    of expenses to average daily net assets would
    have been:                                                        1.14%*           1.14%            1.15%            1.16%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


   The accompanying notes are an integral part of the financial statements.
48

--------------------------------------------------------------------------------
MassMutual Value Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                           Class 3
                                                                                           -------
                                                              Six months ended
                                                                  6/30/97        Year ended       Year ended      Period ended
                                                                (Unaudited)       12/31/96         12/31/95       12/31/94**
                                                                ----------       ----------       ----------      -----------
Net asset value, beginning of period                            $    14.49       $    12.66       $     9.93      $    10.00
                                                                ----------       ----------       ----------      -----------
Income (loss) from investment operations:
  Net investment income                                               0.13             0.30             0.28            0.05
  Net realized and unrealized gain (loss) on investments              2.27             2.23             2.83           (0.07)
                                                                ----------       ----------       ----------      -----------
   Total income (loss) from investment operations                     2.40             2.53             3.11           (0.02)
                                                                ----------       ----------       ----------      -----------
Less distributions to shareholders:
  From net investment income                                            --            (0.31)           (0.28)          (0.05)
  From net realized gains                                               --            (0.39)           (0.10)             --
                                                                ----------       ----------       ----------      -----------
   Total distributions                                                  --            (0.70)           (0.38)          (0.05)
                                                                ----------       ----------       ----------      -----------
Net asset value, end of period                                  $    16.89       $    14.49       $    12.66      $     9.93
                                                                ==========       ==========       ==========      ===========
Total Return                                                         16.56%           19.92%           31.30%          (0.18)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                   $182             $156             $130             $99
  Net expenses to average daily net assets#                           0.77%*           0.75%            0.75%           0.75%*
  Net investment income to average daily net assets                   1.75%*           2.17%            2.48%           3.23%*
  Portfolio turnover rate                                                9%              13%              16%              3%
  Average broker commission rate (a)                            $   0.0593       $   0.0585               N/A             N/A
   #Computed after giving effect to the voluntary
    partial waiver of management fee by MassMutual,
    which terminated May 1, 1997. Without this
    partial waiver of fees by MassMutual, the
    ratio of expenses to average daily net assets
    would have been:                                                  0.79%*           0.80%            0.80%           0.81%*

                                                                                           Class 4
                                                                                           -------
                                                              Six months ended
                                                                  6/30/97        Year ended       Year ended      Period ended
                                                                (Unaudited)       12/31/96         12/31/95       12/31/94**
                                                                ----------       ----------       ----------      -----------
Net asset value, beginning of period                            $    14.46       $    12.63       $     9.91      $    10.00
                                                                ----------       ----------       ----------      -----------
Income (loss) from investment operations:
  Net investment income                                               0.15             0.34             0.31            0.08
  Net realized and unrealized gain (loss) on investments              2.26             2.22             2.82           (0.09)
                                                                ----------       ----------       ----------      -----------
   Total income (loss) from investment operations                     2.41             2.56             3.13           (0.01)
                                                                ----------       ----------       ----------      -----------
Less distributions to shareholders:
  From net investment income                                           --            (0.34)           (0.31)          (0.08)
  From net realized gains                                              --            (0.39)           (0.10)             --
                                                                ----------       ----------       ----------      -----------
   Total distributions                                                  --            (0.73)           (0.41)          (0.08)
                                                                ----------       ----------       ----------      -----------
Net asset value, end of period                                  $    16.87       $    14.46       $    12.63      $     9.91
                                                                ==========       ==========       ==========      ===========
Total Return@                                                        16.67%           20.24%           31.54%          (0.10)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                             $2,939,063       $2,485,743       $2,125,248      $1,563,563
  Net expenses to average daily net assets#                         0.5226%*         0.5067%          0.5067%         0.5067%*
  Net investment income to average daily net assets                   1.99%*           2.42%            2.72%           3.20%*
  Portfolio turnover rate                                                9%              13%              16%              3%
  Average broker commission rate (a)                            $   0.0593       $   0.0585               N/A             N/A
   #Computed after giving effect to the voluntary
    partial waiver of management fee by MassMutual,
    which terminated May 1, 1997. Without this
    partial waiver of fees by MassMutual, the
    ratio of expenses to average daily net assets
    would have been:                                                0.5521%*         0.5534%          0.5528%          0.5681%*

*Annualized

**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997


                            Number of
                             Shares        Market Value
                             ------        ------------
EQUITIES -- 92.7%
Air Transportation -- 1.3%
Atlantic Southeast
 Airlines, Inc.                247,800     $  7,093,275
                                           ------------

Apparel, Textiles & Shoes -- 1.1%
Culp, Inc.                      55,000          996,875
Unitog Company                 203,500        5,494,500
                                           ------------
                                              6,491,375
                                           ------------

Automotive & Parts -- 6.1%
Amcast Industrial
 Corporation                   228,100        5,702,500
Excel Industries, Inc.         355,100        6,924,450
Keystone Automotive
 Industries, Inc. ++           250,000        4,250,000
Myers Industries, Inc.         321,154        5,419,469
Titan Wheel
 International, Inc.           698,500       12,311,063
                                           ------------
                                             34,607,482
                                           ------------

Banking, Savings & Loans -- 12.1%
Astoria Financial
 Corporation                   245,900       11,680,250
Bank United Corp.
 Class A                       173,200        6,581,600
CCB Financial
 Corporation                   139,900       10,230,188
First Colorado
 Bancorp, Inc.                 284,200        5,435,325
Keystone Financial,
 Inc.                          221,150        6,910,938
One Valley Bancorp of
 West Virginia, Inc.           183,750        7,717,500
Security Capital
 Corporation                   102,800        9,714,600
Sovereign Bancorp,
 Inc.                          431,080        6,573,966
St. Paul Bancorp, Inc.          11,000          364,375
Webster Financial
 Corporation                    75,500        3,435,250
                                           ------------
                                             68,643,992
                                           ------------

Beverages -- 1.3%
The Robert Mondavi
 Corporation ++                158,400     $  7,484,400
                                           ------------

Building Materials & Construction -- 0.6%
Apogee Enterprises,
 Inc.                          153,600        3,302,400
                                           ------------

Chemicals -- 1.9%
OM Group, Inc.                 319,800       10,593,375
                                           ------------

Communications -- 2.1%
True North
 Communications, Inc.          483,500       11,966,625
                                           ------------

Computer Services -- 0.9%
Pomeroy Computer
 Resources, Inc. ++            200,000        4,950,000
                                           ------------

Computers & Office Equipment -- 1.3%
Cognex Corporation ++          285,900        7,576,350
                                           ------------

Diversified Operations -- 0.3%
SPS Technologies, Inc. ++       25,000        1,768,750
                                           ------------

Electrical Equipment & Electronics -- 7.9%
AFC Cable Systems,
 Inc. ++                       147,500        3,982,500
Belden, Inc.                   293,700       10,004,156
Dallas Semiconductor
 Corporation                   345,800       13,572,650
Teleflex, Incorporated         256,200        8,006,250
Wyle Laboratories              227,200        8,974,400
                                           ------------
                                             44,539,956
                                           ------------

Energy -- 1.0%
NGC Corporation                176,041        2,717,633
TNP Enterprises, Inc.          137,100        3,179,006
                                           ------------
                                              5,896,639
                                           ------------

Financial Services -- 0.1%
Eaton Vance Corp.               25,900          720,344
                                           ------------

Foods -- 1.4%
JP Foodservice, Inc. ++         42,800     $  1,227,825
Midwest Grain
 Products, Inc. ++              49,850          660,513
Morrison Health Care,
 Inc.                          367,200        5,852,250
                                           ------------
                                              7,740,588
                                           ------------

Forest Products & Paper -- 2.1%
Mosinee Paper
 Corporation                   218,749        5,359,351
Wausau Paper Mills
 Company                       357,775        6,753,003
                                           ------------
                                             12,112,354
                                           ------------

Gas Distribution -- 1.6%
WICOR, Inc.                    237,300        9,239,869
                                           ------------

Industrial Transportation -- 3.2%
ABC Rail Products
 Corporation ++                445,000        7,620,625
Arnold Industries, Inc.        371,300        6,312,100
The Greenbrier
 Companies, Inc.               385,300        4,358,706
                                           ------------
                                             18,291,431
                                           ------------

Insurance -- 8.2%
ALLIED Group,
 Incorporated                  271,950       10,334,100
Capital RE Corp.               205,300       10,983,550
Executive Risk, Inc.           172,900        8,990,800
Frontier Insurance
 Group, Inc.                   190,680       12,346,530
Nationwide Financial
 Services, Inc. Class A        152,000        4,037,500
                                           ------------
                                             46,692,480
                                           ------------

Leasing Companies -- 1.9%
Rollins Truck Leasing
 Company                       715,750       10,646,781
                                           ------------

                                                                     (Continued)

52      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------


                            Number of
                             Shares        Market Value
                             ------        ------------
Machinery & Components -- 14.0%
Columbus McKinnon
 Corporation                   266,500     $  5,063,500
DT Industries, Inc.            269,200        9,623,900
Graco, Incorporated            427,000       12,863,375
Greenfield Industries,
 Inc.                          413,200       11,156,400
Hardinge, Inc.                 224,300        6,560,775
Helix Technology
 Corporation                   247,300       10,015,650
OmniQuip
 International, Inc. ++        292,600        6,766,375
Regal-Beloit
 Corporation                   297,750        7,797,328
Roper Industries, Inc.         171,100        8,875,813
                                           -------------
                                             78,723,116
                                           -------------

Medical Supplies -- 0.9%
Invacare Corporation           223,800        5,231,325
                                           -------------

Metals & Mining -- 2.2%
Reliance Steel &
 Aluminum Company              489,300       12,721,800
                                           -------------

Miscellaneous -- 2.0%
Trimas Corporation             407,100       11,449,688
                                           -------------

Miscellaneous Distributor Wholesale -- 1.9%
Hughes Supply, Inc.            266,600       10,664,000
                                           -------------

Office Products -- 0.8%
American Business
 Products, Inc.                197,700        4,497,675
                                           -------------

Oil & Gas -- 2.2%
The Houston
 Exploration Company ++        261,800        4,074,263
Parker Drilling
 Company ++                    400,000        4,450,000
Stone Energy
 Corporation ++                138,800        3,799,650
                                           -------------
                                             12,323,913
                                           -------------

Other Services -- 2.9%
Analysts International
 Corporation                   340,200       11,396,700
Landauer, Inc.                 206,200        4,781,263
                                           -------------
                                             16,177,963
                                           -------------

Publishing & Printing -- 7.6%
Banta Corporation              284,250        7,710,281
Harte Hanks
 Communications, Inc.          398,300       11,749,850
Houghton Mifflin
 Company                       173,200       11,561,100
McClatchy
 Newspapers, Inc.              409,250       12,021,719
                                           -------------
                                             43,042,950
                                           -------------

Retail -- 1.8%
Arbor Drugs, Inc.              502,250       10,107,781
                                           -------------

TOTAL EQUITIES                             $525,298,677
                                           -------------
(Cost $360,676,948)

                            Principal
                             Amount        Market Value
                             ------        ------------

SHORT-TERM INVESTMENTS -- 7.7%
Commercial Paper
Abbott Laboratories
 5.470% 7/09/1997           $2,315,000     $  2,312,186
American International
 Group, Inc.
 6.100% 7/01/1997            4,000,000        4,000,000
AT & T Corporation
 5.430% 7/10/1997            4,000,000        3,994,570
Eastman Kodak
 Company
 5.500% 7/10/1997            2,644,000        2,640,364
E. I. du Pont de
 Nemours and Company
 6.000% 7/01/1997            4,000,000        4,000,000
Ford Motor Credit
 Company
 5.520% 7/31/1997            4,000,000        3,981,600
IBM Credit
 Corporation
 5.510% 7/11/1997            4,000,000        3,993,878
J.P. Morgan & Co.,
 Inc.
 5.510% 7/28/1997            4,000,000        3,983,470
PepsiCo, Inc
 5.500% 7/14/1997            2,000,000        1,996,028
PepsiCo, Inc
 6.050% 7/01/1997            2,016,000        2,016,000
Transamerica
 Corporation
 6.200% 7/01/1997            4,000,000        4,000,000
Walt Disney Company,
 The
 6.100% 7/01/1997            4,000,000        4,000,000
Weyerhaeuser Company
 5.540% 7/23/1997            2,500,000        2,491,536
                                           -------------

TOTAL SHORT-TERM
INVESTMENTS                                  43,409,632
                                           -------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 100.4%                 568,708,309
(Cost $404,086,580) +

Other Assets/
(Liabilities) - (0.4%)                       (2,545,251)
                                           -------------

NET ASSETS -- 100.0%                       $566,163,058
                                           -------------



Notes to Portfolio of Investments
+  Aggregate cost for Federal tax purposes (Note 7)

++ Non-income producing security.


   The accompanying notes are an integral part of the financial statements.   53

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements
--------------------------------------------------------------------------------

Statement of                                                                         June 30, 1997
Assets and                                                                            (Unaudited)
Liabilities                                                                         ----------------
                   Assets:
                         Investments, at value (cost $360,676,948) (Note 2) .....   $    525,298,677
                         Short-term investments, at amortized cost (Note 2) .....         43,409,632
                                                                                    ----------------
                           Total Investments ....................................        568,708,309
                         Cash ...................................................                839
                         Receivables from:
                           Investments sold .....................................            446,235
                           Fund shares sold .....................................          1,952,959
                           Interest and dividends ...............................            553,997
                                                                                    ----------------
                              Total assets ......................................        571,662,339
                                                                                    ----------------

                   Liabilities:
                         Payables for:
                           Investments purchased ................................          4,764,297
                           Fund shares redeemed .................................            421,324
                           Directors' fees and expenses (Note 3) ................              5,317
                           Affiliates (Note 3):
                              Investment management fees ........................            254,735
                              Administration fees ...............................             40,085
                              Service and distribution fees .....................                302
                         Accrued expenses and other liabilities .................             13,221
                                                                                    ----------------
                              Total liabilities .................................          5,499,281
                                                                                    ----------------
                         Net assets .............................................   $    566,163,058
                                                                                    ================
                   Net assets consist of:
                         Paid-in capital ........................................   $    372,384,505
                         Undistributed net investment income ....................          2,631,716
                         Accumulated net realized gain on investments ...........         26,525,108
                         Net unrealized appreciation on investments .............        164,621,729
                                                                                    ----------------
                                                                                    $    566,163,058
                                                                                    ================
                   Net assets:
                         Class 1 ................................................   $        164,885
                                                                                    ================
                         Class 2 ................................................   $        167,340
                                                                                    ================
                         Class 3 ................................................   $        168,863
                                                                                    ================
                         Class 4 ................................................   $    565,661,970
                                                                                    ================
                   Shares outstanding:
                         Class 1 ................................................             10,666
                                                                                    ================
                         Class 2 ................................................             10,767
                                                                                    ================
                         Class 3 ................................................             10,837
                                                                                    ================
                         Class 4 ................................................         36,265,588
                                                                                    ================
                   Net asset value, offering price and
                   redemption price per share:
                         Class 1 ................................................   $          15.46
                                                                                    ================
                         Class 2 ................................................   $          15.54
                                                                                    ================
                         Class 3 ................................................   $          15.58
                                                                                    ================
                         Class 4 ................................................   $          15.60
                                                                                    ================

54   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                                    Six months ended
                                                                                                      June 30, 1997
Statement of                                                                                           (Unaudited)
Operations                                                                                           -------------
                   Investment income:
                         Dividends ..............................................................    $   3,447,513
                         Interest ...............................................................          500,472
                                                                                                     -------------
                           Total investment income                                                   $   3,947,985
                                                                                                     -------------
                   Expenses (Note 1):
                         Investment management fees (Note 3) ....................................        1,324,751
                         Custody fees ...........................................................           23,791
                         Audit and legal fees ...................................................            6,172
                         Directors' fees (Note 3) ...............................................           10,526
                         Fees waived by the investment manager (Note 3) .........................          (65,671)
                                                                                                     -------------
                                                                                                         1,299,569
                         Administration fees (Note 3):
                           Class 1 ..............................................................              417
                           Class 2 ..............................................................              386
                           Class 3 ..............................................................              242
                           Class 4 ..............................................................          207,434
                         Distribution and service fees (Note 3):
                           Class 1 ..............................................................              473
                           Class 2 ..............................................................              111
                                                                                                     -------------
                            Net expenses ........................................................        1,508,632
                                                                                                     -------------
                            Net investment income ...............................................        2,439,353
                                                                                                     -------------
                   Realized and unrealized gain (loss):
                            Net realized gain on investment transactions ........................       21,552,734
                            Net change in unrealized appreciation (depreciation) on
                              investments .......................................................       53,212,161
                                                                                                     -------------
                            Net realized and unrealized gain ....................................       74,764,895
                                                                                                     -------------
                         Net increase in net assets resulting from operations ...................    $  77,204,248
                                                                                                     =============

   The accompanying notes are an integral part of the financial statements.   55

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                                         Six months ended
Statements of                                                                              June 30, 1997        Year ended
Changes in Net                                                                              (Unaudited)      December 31, 1996
Assets                                                                                   ----------------    -----------------
                   Increase (Decrease) in Net Assets:
                   Operations:
                         Net investment income ......................................    $      2,439,353    $      10,013,929
                         Net realized gain on investment transactions ...............          21,552,734           15,188,213
                         Net change in unrealized appreciation (depreciation)
                          on investments ............................................          53,212,161           63,151,095
                                                                                         ----------------    -----------------
                          Net increase in net assets resulting from operations ......          77,204,248           88,353,237
                                                                                         ----------------    -----------------
                   Distributions to shareholders (Note 2):
                         From net investment income:
                         Class 1 ....................................................                  --               (1,430)
                         Class 2 ....................................................                  --               (2,382)
                         Class 3 ....................................................                  --               (2,845)
                         Class 4 ....................................................                  --           (9,914,239)
                                                                                         ----------------    -----------------
                          Total distributions from net investment income ............                  --           (9,920,896)
                                                                                         ----------------    -----------------
                         From net realized gains:
                         Class 1 ....................................................                  --               (3,230)
                         Class 2 ....................................................                  --               (3,240)
                         Class 3 ....................................................                  --               (3,251)
                         Class 4 ....................................................                  --          (10,172,978)
                                                                                         ----------------    -----------------
                          Total distributions from net realized gains ...............                  --          (10,182,699)
                                                                                         ----------------    -----------------
                   Net fund share transactions (Note 5):
                         Class 1 ....................................................                  --              (49,286)
                         Class 2 ....................................................                  --                5,622
                         Class 3 ....................................................                  --                6,096
                         Class 4 ....................................................          31,590,427            8,348,780
                                                                                         ----------------    -----------------
                          Increase in net assets from net fund share transactions ...          31,590,427            8,311,212
                                                                                         ----------------    -----------------
                         Total increase in net assets ...............................         108,794,675           76,560,854
                   Net assets:
                         Beginning of period ........................................         457,368,383          380,807,529
                                                                                         ----------------    -----------------
                         End of period (including undistributed net investment income
                          of $2,631,716 and $192,363, respectively) .................    $    566,163,058    $     457,368,383
                                                                                         ================    =================

56   The accompanying notes are an intrgral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)
                                                                                                 Class 1
                                                                                                 -------
                                                                 Six months ended
                                                                      6/30/97          Year ended       Year ended    Period ended
                                                                    (Unaudited)         12/31/96         12/31/95       12/31/94**
                                                                   ------------      ------------     ------------    ------------
Net asset value, beginning of period                               $      13.39      $      11.40     $       9.69    $      10.00
                                                                   ------------      ------------     ------------    ------------
Income (loss) from investment operations:
  Net investment income                                                   (0.01)             0.21             0.06            0.02
  Net realized and unrealized gain (loss) on investments                   2.08              2.23             1.74           (0.31)
                                                                   ------------      ------------     ------------    ------------
   Total income (loss) from investment operations                          2.07              2.44             1.80           (0.29)
                                                                   ------------      ------------     ------------    ------------
Less distributions to shareholders:
  From net investment income                                                 --             (0.14)           (0.09)          (0.02)
  From net realized gains                                                    --             (0.31)              --              --
                                                                   ------------      ------------     ------------    ------------
   Total distributions                                                       --             (0.45)           (0.09)          (0.02)
                                                                   ------------      ------------     ------------    ------------
Net asset value, end of period                                     $      15.46      $      13.39     $      11.40    $       9.69
                                                                   ============      ============     ============    ============
Total Return                                                              15.46%            21.43%           18.58%          (2.89)%


Ratios / Supplemental Data:
  Net assets, end of period (000's)                                        $165              $143             $172             $99
  Net expenses to average daily net assets#                                1.76%*            1.75%            1.75%           1.75%*
  Net investment income to average daily net assets                       (0.13)%*           1.56%            0.63%           1.14%*
  Portfolio turnover rate                                                    17%               28%              28%              4%
  Average broker commission rate (a)                               $     0.0543      $     0.0585               N/A             N/A

   #Computed after giving effect to the voluntary partial
   waiver of management fee by MassMutual, which terminated
   May 1, 1997. Without this partial waiver of fees by
   MassMutual, the ratio of expenses to average daily net
   assets would have been:                                                 1.79%*            1.79%            1.79%           1.81%*


                                                                                                Class 2
                                                                                                -------
                                                                  Six months ended
                                                                       6/30/97         Year ended       Year ended    Period ended
                                                                     (Unaudited)        12/31/96         12/31/95       12/31/94**
                                                                   ------------      ------------     ------------    ------------
Net asset value, beginning of period                               $      13.42      $      11.44     $       9.70    $      10.00
                                                                   ------------      ------------     ------------    ------------
Income (loss) from investment operations:
  Net investment income                                                    0.03              0.22             0.13            0.03
  Net realized and unrealized gain (loss) on investments                   2.09              2.30             1.74           (0.30)
                                                                   ------------      ------------     ------------    ------------
   Total income (loss) from investment operations                          2.12              2.52             1.87           (0.27)
                                                                   ------------      ------------     ------------    ------------
Less distributions to shareholders:
  From net investment income                                                 --             (0.23)           (0.13)          (0.03)
  From net realized gains                                                    --             (0.31)              --              --
                                                                   ------------      ------------     ------------    ------------
   Total distributions                                                       --             (0.54)           (0.13)          (0.03)
                                                                   ------------      ------------     ------------    ------------
Net asset value, end of period                                     $      15.54      $      13.42     $      11.44    $       9.70
                                                                   ============      ============     ============    ============
Total Return                                                              15.80%            22.07%           19.25%          (2.72)%


Ratios / Supplemental Data:
  Net assets, end of period (000's)                                        $167              $145             $118             $99
  Net expenses to average daily net assets#                                1.21%*            1.20%            1.20%           1.20%*
  Net investment income to average daily net assets                        0.42%*            1.81%            1.19%           1.69%*
  Portfolio turnover rate                                                    17%               28%              28%              4%
  Average broker commission rate (a)                               $     0.0543      $     0.0585               N/A             N/A

   #Computed after giving effect to the voluntary partial
   waiver of management fee by MassMutual, which terminated
   May 1, 1997. Without this partial waiver of fees by
   MassMutual, the ratio of expenses to average daily net
   assets would have been:                                                 1.24%*            1.24%           1.24%            1.26%

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


   The accompanying notes are an integral part of the financial statements.   57

--------------------------------------------------------------------------------
MassMutual Small Cap Value Equity - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)
                                                                                              Class 3
                                                                                              -------
                                                               Six months ended
                                                                    6/30/97        Year ended       Year ended      Period ended
                                                                  (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                 ------------     ------------     ------------     ------------
Net asset value, beginning of period                             $      13.44     $      11.44     $       9.70     $      10.00
                                                                 ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                                                  0.05             0.27             0.16             0.03
  Net realized and unrealized gain (loss) on investments                 2.09             2.31             1.74            (0.30)
                                                                 ------------     ------------     ------------     ------------
   Total income (loss) from investment operations                        2.14             2.58             1.90            (0.27)
                                                                 ------------     ------------     ------------     ------------
Less distributions to shareholders:
  From net investment income                                               --            (0.27)           (0.16)           (0.03)
  From net realized gains                                                  --            (0.31)              --               --
                                                                 ------------     ------------     ------------     ------------
   Total distributions                                                     --            (0.58)           (0.16)           (0.03)
                                                                 ------------     ------------     ------------     ------------
Net asset value, end of period                                   $      15.58     $      13.44     $      11.44     $       9.70
                                                                 ============     ============     ============     ============
Total Return                                                            15.92%           22.64%           19.62%           (2.68)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                      $169             $146             $119              $99
  Net expenses to average daily net assets#                              0.86%*           0.85%            0.85%            0.85%*
  Net investment income to average daily net assets                      0.77%*           2.16%            1.54%            2.09%*
  Portfolio turnover rate                                                  17%              28%              28%               4%
  Average broker commission rate (a)                             $     0.0543     $     0.0585               N/A              N/A

   #Computed after giving effect to the voluntary
   partial waiver of management fee by MassMutual,
   which terminated May 1, 1997.  Without this
   partial waiver of fees by MassMutual,
   the ratio of expenses to average  daily net
   assets would have been:                                               0.89%*           0.89%            0.89%            0.91%*

                                                                                             Class 4
                                                                                             -------
                                                                Six months ended
                                                                     6/30/97        Year ended       Year ended      Period ended
                                                                   (Unaudited)       12/31/96         12/31/95        12/31/94**
                                                                 ------------     ------------     ------------     ------------
Net asset value, beginning of period                             $      13.43     $      11.44     $       9.69     $      10.00
                                                                 ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                                                  0.07             0.31             0.19             0.04
  Net realized and unrealized gain (loss) on investments                 2.10             2.29             1.75            (0.31)
                                                                 ------------     ------------     ------------     ------------
   Total income (loss) from investment operations                        2.17             2.60             1.94            (0.27)
                                                                 ------------     ------------     ------------     ------------
Less distributions to shareholders:
  From net investment income                                               --            (0.30)           (0.19)           (0.04)
  From net realized gains                                                  --            (0.31)              --               --
                                                                 ------------     ------------     ------------     ------------
   Total distributions                                                     --            (0.61)           (0.19)           (0.04)
                                                                 ------------     ------------     ------------     ------------
Net asset value, end of period                                   $      15.60     $      13.43     $      11.44     $       9.69
                                                                 ============     ============     ============     ============
Total Return@                                                           16.16%           22.82%           20.01%           (2.66)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                  $565,662         $456,935         $380,398         $310,789
  Net expenses to average daily net assets#                            0.6257%*         0.6110%          0.6110%          0.6110%*
  Net investment income to average daily net assets                      1.01%*           2.40%            1.78%            1.78%*
  Portfolio turnover rate                                                  17%              28%              28%               4%
  Average broker commission rate (a)                             $     0.0543     $     0.0585               N/A              N/A

   #Computed after giving effect to the voluntary
   partial waiver of management fee by MassMutual,
   which terminated as of May 1, 1997.  Without this
   partial waiver of management fees by MassMutual,
   the ratio of expenses to average daily net assets
   would have been:                                                    0.6530%*         0.6546%          0.6553%          0.6681%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


58   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio of Investments
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997


                                       Number of
                                        Shares        Market Value
                                        ------        ------------

EQUITIES -- 98.9%
Aerospace & Defense -- 0.6%
Rolls-Royce PLC                        750,000        $  2,858,400
                                                     --------------

Automobiles -- 1.8%
Orbital Engine Corp.
 Ltd. ++                             2,000,000           1,318,400
Porsche AG,
 Preference                              6,000           7,816,201
                                                     --------------
                                                         9,134,601
                                                     --------------

Banking -- 9.2%
ABN Amro Holding
 NV                                    163,184           3,048,261
Banco Bradesco SA,
 Preference                        292,260,951           2,922,610
Banco de Galicia y
 Buenos Aires SA de
 CV, Sponsored ADR                     127,000           3,349,625
Bank of Scotland                         4,647              29,853
Credit Suisse Group                     80,000          10,289,120
HSBC Holdings PLC                      161,214           4,848,511
Merita Ltd., Cl A                    1,399,600           4,661,508
Societe Generale                       100,000          11,173,680
Turkiye Garanti
 Bankasi (New), ADR                    560,000           2,112,375
Unibanco-Uniao de
 Banco Brasileiros SA,
 Sponsored GDR ++                      140,000           5,197,500
                                                     --------------
                                                        47,633,043
                                                     --------------

Computer Hardware -- 3.5%
Canon, Inc.                            177,000           4,825,994
Eidos PLC ++                           225,000           2,752,335
Imagineer Co. Ltd.                     205,000           6,897,225
PT Multipolar
 Corporation                         4,866,000           3,401,821
                                                     --------------
                                                        17,877,375
                                                     --------------

Computer Software -- 4.8%
JBA Holdings PLC                       525,000           7,689,045
Misys PLC                              450,872          10,137,677
SAP AG, Preference                      33,600           6,931,969
                                                     --------------
                                                        24,758,691
                                                     --------------

Diversified Financial -- 2.9%
Cie Financiere de
 Paribas, Series A                     150,000          10,373,130
ING Groep NV                           100,000           4,618,940
                                                     --------------
                                                        14,992,070
                                                     --------------

Electric Utilities -- 0.8%
Capex SA, GDR                           76,000         $ 1,450,840
Electricidade de
 Portugal SA                            65,000           1,194,317
First Philippine
 Holdings Corp., B
 Shares                              1,250,000           1,729,750
                                                     --------------
                                                         4,374,907
                                                     --------------

Electrical Equipment & Electronics -- 5.1%
Austria Mikro
 Systeme International
 AG                                     59,150           5,017,204
Getronics NV                            40,166           1,299,695
Keyence Corp.                           22,000           3,268,373
LEM Holdings SA                         11,192           2,456,657
Rohm Co.                                40,000           4,124,788
SGS-Thomson
 Microelectronics NV ++                 58,800           4,704,000
Sony Corporation                        60,000           5,238,132
                                                     --------------
                                                        26,108,849
                                                     --------------

Energy Services & Producers -- 5.3%
Cie Generale de
 Geophysique SA ++                      54,000           5,261,166
Cie Generale de
 Geophysique SA,
 Sponsored ADR ++                      350,000           6,737,500
Coflexip SA,
 Sponsored ADR                         200,000           6,025,000
PTT Exploration & Production Public Co.
 Ltd.                                   93,000           1,349,849
Smedvig AS                             165,000           4,124,538
Smedvig AS, Series B                   160,000           3,933,984
                                                     --------------
                                                        27,432,037
                                                     --------------

Food & Beverage -- 1.2%
Hellenic Bottling Co.,
 SA                                     70,000           2,589,895
Remy Cointreau                         120,000           2,884,032
Serm Suk Public Co.
 Ltd.                                   50,000             617,640
                                                     --------------
                                                         6,091,567
                                                     --------------

Healthcare/Drugs -- 12.9%
Altana AG                               15,000        $ 16,097,243
Ares-Serono Group, Cl
 B                                       7,550          10,953,286
Biocompatibles
 International PLC ++                  483,258          10,520,043
Glaxo Wellcome PLC                     305,000           6,307,065
Novartis AG                              4,264           6,826,611
Oxigene, Inc. ++                        26,400             863,795
Takeda Chemical
 Industries Ltd.                       350,000           9,848,790
Torii Pharmaceutical
 Co. Ltd.                              228,800           5,378,585
                                                     --------------
                                                        66,795,418
                                                     --------------

Healthcare/Supplies & Services -- 2.4%
Medical Invest
 Svenska AB Class A ++                 114,300           4,582,413
Medical Invest
 Svenska AB Class B ++                  39,755           1,624,672
Nichii Gakkan
 Company                               110,000           6,152,223
                                                     --------------
                                                        12,359,308
                                                     --------------

Household Products -- 0.1%
Srithai Superware Co.
 Ltd.                                  169,000             391,421

Industrial Services -- 8.7%
Axime ++                                51,000           6,037,365
Bau Holdings AF,
 Preference                            170,611           9,267,334
Bau Holdings AG                         21,501           1,551,942
Boskalis Westminster                   351,631           6,909,408
Fugro NV                               220,000           5,670,324
Internatio-Muller NV                   102,500           3,238,231
Ordina Beheer NV ++                    208,000           3,768,648
PT Citra Marga
 Nusaphala Persada                   3,270,000           2,958,059
VBH Holding AG                         125,000           2,711,563
Vedior NV-CVA ++                       100,000           2,648,870
                                                     --------------
                                                        44,761,744
                                                     --------------


                                                                     (Continued)

The accompanying notes are an integral part of the financial statements.      61

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Portfolio of Investments (Continued)
--------------------------------------------------------------------------------


                                       Number of
                                        Shares        Market Value
                                        ------        ------------
Insurance -- 7.0%
Marschollek,
 Lautenschlaeger und
 Partner-VO, Non-vtg.
 Preferred Stock                        44,000        $ 10,605,241
Norwich Union PLC ++                   550,000           2,910,820
Ockham Holdings PLC                  1,000,000           1,331,400
Reinsurance Australia
 Corp. Ltd.                          2,910,000           8,741,640
Skandia Forsakrings
 AB                                    338,400          12,472,713
                                                     --------------
                                                        36,061,814
                                                     --------------

Leisure & Entertainment -- 5.1%
Lusomundo SGPS SA ++                   528,500           4,780,177
Nintendo Co. Ltd.                      255,000          21,392,970
                                                     --------------
                                                        26,173,147
                                                     --------------

Manufacturing -- 3.6%
Chargeurs
 International SA                      168,000           9,689,215
Powerscreen
 International PLC                     349,900           3,811,391
Stork NV                               123,157           5,028,550
                                                     --------------
                                                        18,529,156
                                                     --------------

Metals & Mining -- 1.6%
Cia de Minas
 Buenaventura SA,
 Sponsored ADR                         200,000           3,937,500
M. I. M. Holdings Ltd.               3,000,000           4,404,900
                                                     --------------
                                                         8,342,400
                                                     --------------

Non-Durable Household Goods -- 1.6%
Wella AG                                 2,000           1,342,872
Wella AG Preference                     10,000           6,760,268
                                                     --------------
                                                         8,103,140
                                                     --------------

Oil & Gas -- 4.1%
Belle Corp. ++                       7,500,000           2,189,250
Expro International
 Group PLC                             875,000           6,662,338
Novus Petroleum
 Limited                             2,500,000           8,521,500
Petroleo Brasileiro
 SA, Preference                     14,733,000           4,036,842
                                                     --------------
                                                        21,409,930
                                                     --------------

Real Estate -- 1.2%
Brazil Realty SA,
 GDR 144A                               62,000        $  1,537,687
IRSA Inversiones y
 Representaciones, SA                1,014,404           4,443,597
                                                     --------------
                                                         5,981,284
                                                     --------------

Retail -- 0.6%
Fila Holding SPA,
 Sponsored ADR                          58,000           1,939,375
PT Matahari Putra
 Prima                                 700,000           1,403,454
                                                     --------------
                                                         3,342,829
                                                     --------------

Specialty Retail -- 2.0%
Adidas AG                               42,200           4,722,429
FamilyMart Co.                          66,000           3,241,451
Giordano International
 Ltd.                                3,500,000           2,394,350
                                                     --------------
                                                        10,358,230
                                                     --------------

Telecommunications -- 2.8%
Korea Mobile
 Telecommunications
 Corp.                                   4,429           3,248,056
Millicom International
 Cellular SA ++                        100,000           4,775,000
Tandberg Television
 ASA ++                                300,000           2,233,350
Telecom Italia Mobile
 SpA                                 1,299,900           4,201,797
                                                     --------------
                                                        14,458,203
                                                     --------------

Telephone Utilities -- 7.8%
CPT Telefonica del
 Peru SA, Cl. B                      1,600,000           4,204,160
Telecomunicacoes
 Brasileiras SA,
 Sponsored ADR                         120,000          18,209,992
Telecomunicacoes de
 Sao Paulo SA ++                       299,993              88,048
Telecomunicacoes de
 Sao Paulo SA,
 Preference                         12,522,000           4,070,902
Telecomunicacoes do
 Rio de Janeiro SA,
 Preference                         40,357,620           6,033,464
Telefonica de Espana,
 ADS                                   150,000           4,344,855
Videsh Sanchar Nigam
 Ltd., GDR ++                          160,000           3,172,000
                                                     --------------
                                                        40,123,421
                                                     --------------

Transportation -- 2.2%
Argonaut AB-B Shares ++              1,100,000        $  1,991,550
Frontline AB ++                      1,075,000           3,684,133
MIF Ltd. ++                            391,000           5,714,773
                                                     --------------
                                                        11,390,456
                                                     --------------

TOTAL EQUITIES                                         509,843,441
                                                     --------------
(Cost $410,706,769)

RIGHTS -- 0.5%

Computer Hardware -- 0.4%
PT Multipolar
 Corporation ++                     10,778,060           2,216,795
                                                     --------------

Industrial Services -- 0.1%
PT Citra Marga
 Nusaphala Persada ++                3,270,000             672,839
                                                     --------------

TOTAL RIGHTS                                             2,889,634
                                                     --------------
(Cost $2,889,179)


                                       Principal
                                        Amount        Market Value
                                        ------        ------------
SHORT-TERM INVESTMENTS -- 2.0%
Commercial Paper
Associates Corporation
 of North America
 6.250% 7/01/1997                  $10,500,000        $ 10,500,000
                                                     --------------

TOTAL SHORT-TERM
INVESTMENTS                                             10,500,000
                                                     --------------
(At Amortized Cost)

TOTAL INVESTMENTS -- 101.4%                            523,233,075
(Cost $424,095,948)+

Other Assets/
(Liabilities) - (1.4%)                                  (7,059,212)
                                                     --------------

NET ASSETS -- 100.0%                                  $516,173,863
                                                     --------------


Notes to Portfolio of Investments
++Non-income producing security
+Aggregate cost for Federal tax purposes (Note 7)
ADR: American Depository Receipt
GDR: Global Depository Receipt
ADS: American Depository Shares

144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

62      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements
--------------------------------------------------------------------------------


                                                                  June 30, 1997
                                                                   (Unaudited)
                                                                 ---------------
Statement of Assets and Liabilities
Assets:
      Investments, at value (cost $413,595,948) (Note 2)......   $   512,733,075
      Short-term investments, at amortized cost (Note 2)......        10,500,000
        Total Investments.....................................       523,233,075
                                                                 ---------------
      Cash....................................................           297,491
      Foreign currency, at value (cost $3,368,844)............         3,524,157
      Receivables from:
        Investments sold......................................        11,567,046
        Fund shares sold......................................         4,045,977
        Interest and dividends................................         1,009,538
        Foreign taxes withheld................................           475,673
                                                                 ---------------
           Total assets.......................................       544,152,957
                                                                 ---------------

Liabilities:
      Payables for:
        Investments purchased.................................        24,152,987
        Open forward foreign currency contracts (Note 2)......         2,866,843
        Fund shares redeemed..................................           500,320
        Directors' fees and expenses (Note 3).................             5,318
        Affiliates (Note 3):
           Investment management fees.........................           361,138
           Administration fees................................            41,464
           Service and distribution fees......................               248
      Accrued expenses and other liabilities..................            50,776
                                                                 ---------------
           Total liabilities..................................        27,979,094
                                                                 ---------------
      Net assets..............................................   $   516,173,863
                                                                 ===============

Net assets consist of:
      Paid-in capital.........................................   $   413,449,144
      Undistributed net investment income.....................         2,786,109
      Accumulated net realized gain on investments and
        foreign currency translations.........................         3,725,014
      Net unrealized appreciation on investments, forward
        foreign currency contracts, foreign currency and
        other assets and liabilities..........................        96,213,596
                                                                 ---------------
                                                                 $   516,173,863
                                                                 ===============

Net assets:
      Class 1.................................................   $       130,571
                                                                 ===============
      Class 2.................................................   $       132,483
                                                                 ===============
      Class 3.................................................   $       133,169
                                                                 ===============
      Class 4.................................................   $   515,777,640
                                                                 ===============

Shares outstanding:
      Class 1.................................................            10,176
                                                                 ===============
      Class 2.................................................            10,281
                                                                 ===============
      Class 3.................................................            10,315
                                                                 ===============
      Class 4.................................................        39,835,590
                                                                 ===============

Net asset value, offering price and
redemption price per share:
      Class 1.................................................   $         12.83
                                                                 ===============
      Class 2.................................................   $         12.89
                                                                 ===============
      Class 3.................................................   $         12.91
                                                                 ===============
      Class 4.................................................   $         12.95
                                                                 ===============


The accompanying notes are an integral part of these financial statements.    63

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------


                                                             Six months ended
                                                               June 30, 1997
                                                                (Unaudited)
                                                             ----------------
Statement of Operations
Investment income:
      Dividends (net of withholding tax of $538,484)......   $      4,722,527
      Interest............................................            173,527
                                                             ----------------
        Total investment income...........................          4,896,054
                                                             ----------------
Expenses (Note 1):
      Investment management fees (Note 3).................          1,804,870
      Custody fees........................................            195,684
      Audit and legal fees................................              5,235
      Directors' fees (Note 3)............................             10,526
      Fees waived by the investment manager (Note 3)......            (50,753)
                                                             ----------------
                                                                    1,965,562
      Administration fees (Note 3):
        Class 1...........................................                355
        Class 2...........................................                330
        Class 3...........................................                270
        Class 4...........................................            206,216
      Distribution and service fees (Note 3):
        Class 1...........................................                388
        Class 2...........................................                 91
                                                             ----------------
           Net operating expenses.........................          2,173,212
                                                             ----------------
      Interest Expense (Note 8)...........................             50,711
                                                             ----------------
           Net investment income..........................          2,672,131
                                                             ----------------

Realized and unrealized gain (loss) from investments
and foreign currency:
      Net realized gain on:
        Investment transactions...........................         12,990,196
        Foreign currency transactions.....................          3,090,300
          Net realized gain...............................         16,080,496
                                                             ----------------

      Net change in unrealized appreciation
       (depreciation) on:
        Investments.......................................         51,844,408
        Translation of assets and liabilities in foreign
         currencies.......................................         (3,533,548)
        Net unrealized gain...............................         48,310,860
                                                             ----------------
        Net realized and unrealized gain from investments
         and foreign currency.............................         64,391,356
                                                             ----------------
      Net increase in net assets resulting from operations   $     67,063,487
                                                             ================


64      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------


                                                                          Six months ended
                                                                           June 30, 1997        Year ended
                                                                            (Unaudited)     December 31, 1996
                                                                          ----------------  -----------------
Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:
Operations:
      Net investment income.............................................  $      2,672,131  $       1,651,003
      Net realized gain on investments and foreign
       currency transactions............................................        16,080,496         10,732,352
      Net change in unrealized appreciation (depreciation) on
       investments and translation of assets and liabilities in
       foreign currencies...............................................        48,310,860         36,530,674
                                                                          ----------------  -----------------
        Net increase in net assets resulting from operations............        67,063,487         48,914,029
                                                                          ----------------  -----------------

Distributions to shareholders (Note 2):
      From net investment income:
      Class 1...........................................................                --               (263)
      Class 2...........................................................                --               (433)
      Class 3...........................................................                --               (501)
      Class 4...........................................................                --         (1,825,896)
                                                                          ----------------  -----------------
       Total distributions from net investment income...................                --         (1,827,093)
                                                                          ----------------  -----------------
In excess of net investment income:
      Class 1...........................................................                --               (794)
      Class 2...........................................................                --             (1,308)
      Class 3...........................................................                --             (1,513)
      Class 4...........................................................                --         (5,515,423)
                                                                          ----------------  -----------------
       Total distributions in excess of net investment income...........                --         (5,519,038)
                                                                          ----------------  -----------------
Net fund share transactions (Note 5):
      Class 1...........................................................                --            (13,956)
      Class 2...........................................................                --              1,742
      Class 3...........................................................                --              2,018
      Class 4...........................................................        92,458,564         94,070,522
                                                                          ----------------  -----------------
       Increase in net assets from net fund share transactions..........        92,458,564         94,060,326
                                                                          ----------------  -----------------
      Total increase in net assets......................................       159,522,051        135,628,224
Net assets:
      Beginning of period...............................................       356,651,812        221,023,588
                                                                          ----------------  -----------------
      End of period (including undistributed net investment income
       of $2,786,109 and $113,978, respectively)........................  $    516,173,863  $     356,651,812
                                                                          ================  =================


The accompanying notes are an integral part of the financial statements.      65

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)


                                                                                              Class 1
                                                                                              -------
                                                                  Six months ended
                                                                      6/30/97        Year ended      Year ended     Period ended
                                                                    (Unaudited)       12/31/96        12/31/95       12/31/94**
                                                                    -----------      -----------    -----------     -----------
Net asset value, beginning of period                                $    11.07       $     9.54     $     9.25      $    10.00
                                                                    -----------      -----------    -----------     -----------
Income (loss) from investment operations:
  Net investment income                                                   0.00            (0.07)         (0.03)          (0.02)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                    1.76             1.70           0.40           (0.73)
                                                                    -----------      -----------    -----------     -----------
   Total income (loss) from investment operations                         1.76             1.63           0.37           (0.75)
                                                                    -----------      -----------    -----------     -----------
Less distributions to shareholders:
  From net investment income                                                --            (0.10)            --              --
  In excess of net investment income                                        --               --          (0.08)             --
                                                                    -----------      -----------    -----------     -----------
   Total distributions                                                      --            (0.10)         (0.08)             --
                                                                    -----------      -----------    -----------     -----------
Net asset value, end of period                                      $    12.83       $    11.07     $     9.54      $     9.25
                                                                    ===========      ===========    ===========     ===========
Total Return                                                             15.90%           17.09%          3.96%          (7.50)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                       $131             $113           $112             $93
  Net expenses to average daily net assets#                               2.17%*           2.15%          2.15%           2.15%*
  Net investment income to average daily net assets                       0.03%*          (0.51)%        (0.40)%         (1.10)%*
  Portfolio turnover rate                                                   36%              58%           121%             18%
  Average broker commission rate (a)                                $   0.0058       $   0.0254             N/A             N/A
   #Computed after giving effect to the voluntary partial
   waiver of management fee by MassMutual, which terminated
   May 1, 1997.  Without this partial waiver of fees by
   MassMutual, the ratio of expenses to average daily
   net assets would have been:                                            2.19%*           2.22%          2.24%           2.24%*



                                                                                              Class 2
                                                                                              -------
                                                                  Six months ended
                                                                      6/30/97        Year ended      Year ended     Period ended
                                                                    (Unaudited)       12/31/96        12/31/95       12/31/94**
                                                                    -----------      -----------    -----------     -----------
Net asset value, beginning of period                                $    11.09       $     9.56     $     9.26      $    10.00
                                                                    -----------      -----------    -----------     -----------
Income (loss) from investment operations:
  Net investment income                                                   0.03             0.00           0.02           (0.01)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                    1.77             1.70           0.40           (0.73)
                                                                    -----------      -----------    -----------     -----------
   Total income (loss) from investment operations                         1.80             1.70           0.42           (0.74)
                                                                    -----------      -----------    -----------     -----------
Less distributions to shareholders:
  From net investment income                                                --            (0.17)         (0.02)             --
  In excess of net investment income                                        --               --          (0.10)             --
                                                                    -----------      -----------    -----------     -----------
   Total distributions                                                      --            (0.17)         (0.12)             --
                                                                    -----------      -----------    -----------     -----------
Net asset value, end of period                                      $    12.89       $    11.09     $     9.56      $     9.26
                                                                    ===========      ===========    ===========     ===========
Total Return                                                             16.23%           17.85%          4.52%          (7.40)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)                                       $132             $114            $97             $93
  Net expenses to average daily net assets#                               1.62%*           1.60%          1.60%           1.60%*
  Net investment income to average daily net assets                       0.58%*           0.02%          0.19%          (0.55)%*
  Portfolio turnover rate                                                   36%              58%           121%             18%
  Average broker commission rate (a)                                $   0.0058       $   0.0254             N/A             N/A
   #Computed after giving effect to the voluntary partial
   waiver of management fee by MassMutual, which terminated
   May 1, 1997.  Without this partial waiver of fees by
   MassMutual, the ratio of expenses to average daily
   net assets would have been:                                            1.64%*           1.67%          1.69%           1.69%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MassMutual International Equity Fund - Financial Statements (Continued)
--------------------------------------------------------------------------------

Financial Highlights
(For a share outstanding throughout each period)

                                                                                               Class 3
                                                                                               -------
                                                                 Six months ended
                                                                     6/30/97          Year ended      Year ended     Period ended
                                                                   (Unaudited)         12/31/96        12/31/95       12/31/94**
                                                                 -------------     -------------   -------------   -------------
 Net asset value, beginning of period                             $      11.10      $       9.57    $       9.27    $      10.00
                                                                 -------------     -------------   -------------   -------------

Income (loss) from investment operations:
  Net investment income                                                  0.05              0.03            0.04           (0.00)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                   1.76              1.70            0.40           (0.73)
                                                                 -------------     -------------   -------------   -------------
   Total income (loss) from investment operations                        1.81              1.73            0.44           (0.73)
                                                                 -------------     -------------   -------------   -------------
Less distributions to shareholders:
  From net investment income                                               --             (0.20)          (0.05)             --
  In excess of net investment income                                       --                --           (0.09)             --
                                                                 -------------     -------------   -------------   -------------
   Total distributions                                                     --             (0.20)          (0.14)             --
                                                                 -------------     -------------   -------------   -------------
Net asset value, end of period                                   $      12.91      $      11.10    $       9.57    $       9.27
                                                                 =============     =============   =============   =============
Total Return                                                            16.31%            18.11%           4.78%          (7.30)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                      $133              $114             $97             $93
  Net expenses to average daily net assets#                              1.37%*            1.35%           1.35%           1.35%*
  Net investment income to average daily net assets                      0.83%*            0.27%           0.45%          (0.30)%*
  Portfolio turnover rate                                                  36%               58%            121%             18%
  Average broker commission rate (a)                             $     0.0058      $     0.0254              N/A             N/A
   #Computed after giving effect to the voluntary partial
   waiver of management fee by MassMutual, which terminated
   May 1, 1997.  Without this partial waiver of fees by
   MassMutual, the ratio of expenses to average daily
   net assets would have been:                                           1.39%*            1.42%           1.44%           1.44%*

                                                                                               Class 4
                                                                                               -------
                                                                Six months ended
                                                                     6/30/97         Year ended      Year ended     Period ended
                                                                   (Unaudited)         12/31/96        12/31/95       12/31/94**
                                                                 -------------     -------------   -------------   -------------
Net asset value, beginning of period                             $      11.11      $       9.58    $       9.28    $      10.00
                                                                 -------------     -------------   -------------   -------------

Income (loss) from investment operations:
  Net investment income                                                  0.07              0.06            0.07            0.00
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                   1.77              1.71            0.41           (0.72)
                                                                 -------------     -------------   -------------   -------------
   Total income (loss) from investment operations                        1.84              1.77            0.48           (0.72)
                                                                 -------------     -------------   -------------   -------------

Less distributions to shareholders:
  From net investment income                                               --             (0.24)          (0.07)             --
  In excess of net investment income                                       --                --           (0.11)             --
                                                                 -------------     -------------   -------------   -------------
   Total distributions                                                     --             (0.24)          (0.18)             --
                                                                 -------------     -------------   -------------   -------------
Net asset value, end of period                                   $      12.95      $      11.11    $       9.58    $       9.28
                                                                 =============     =============   =============   =============
Total Return@                                                           16.56%            18.51%           5.13%          (7.20)%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                                  $515,778          $356,311        $220,718        $150,199
  Net expenses to average daily net assets#                            1.0229%*          1.0020%         1.0020%         1.0020%*
  Net investment income to average daily net assets                      1.26%*            0.59%           0.76%           0.04%*
  Portfolio turnover rate                                                  36%               58%            121%             18%
  Average broker commission rate (a)                             $     0.0058      $     0.0254              N/A             N/A
   #Computed after giving effect to the voluntary partial
   waiver of management fee by MassMutual, which terminated
   May 1, 1997.  Without this partial waiver of fees by
   MassMutual, the ratio of expenses to average daily
   net assets would have been:                                         1.0468%*          1.0718%         1.0920%         1.0877%*



*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged. The average broker commission rate will vary depending on the markets in which trades are executed.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


The accompanying notes are an integral part of the financial statements.     67

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

1.      The Trust

MassMutual Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of seven separate series of shares (each individually referred to as a "Fund" or collectively as the "Funds"), each having four classes of shares:
Class 1, Class 2, Class 3 and Class 4. Class 1, Class 2 and Class 3 shares of each Fund are offered primarily to employer-sponsored defined contribution plans that satisfy the qualification requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Class 4 shares of each Fund are available only to separate investment accounts ("SIAs") of Massachusetts Mutual Life Insurance Company ("MassMutual") in which corporate qualified plans, including defined contribution plans and defined benefit plans, are permitted to invest pursuant to the issuance of group annuity contracts. The Funds are MassMutual Prime Fund ("Prime Fund"), MassMutual Short-Term Bond Fund ("Short-Term Bond Fund"), MassMutual Core Bond Fund ("Core Bond Fund"), MassMutual Balanced Fund ("Balanced Fund"), MassMutual Value Equity Fund ("Value Equity Fund"), MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), and MassMutual International Equity Fund ("International Equity Fund"), all of which commenced operations on October 3, 1994.


2.      Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, and including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gain to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. The International Equity Fund may engage in such transactions to manage the value of portfolio holdings against future movements in certain foreign currency exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations for the International Equity Fund under these financial instruments at June 30, 1997 is as follows:

                                                             In
                 Contracts                                 Exchange                            Unrealized
Settlement           to                  Units of          for U.S.         Contracts at      Appreciation
   Date       Deliver/Receive            Currency          Dollars             Value          (Depreciation)
---------     -----------------         ----------         ---------       -------------      --------------
 BUYS
 07/02/97    French Franc               13,258,256     $    2,276,994     $    2,258,300      $    (18,694)
 07/01/97    Japanese Yen                7,449,428             64,964             65,108               144
 07/01/97    Netherlands Guilder         4,986,916          2,566,871          2,545,254           (21,617)
 07/01/97    Swedish Krona               4,120,261            535,273            532,857            (2,416)
                                                                                              --------------
                                                                                                   (42,583)
                                                                                              --------------
 SELLS
 07/31/97    Japanese Yen            4,007,200,000         32,316,129         35,141,013        (2,824,884)
 07/01/97    Netherlands Guilder           143,992             74,116             73,492               624
                                                                                              --------------
                                                                                                (2,824,260)
                                                                                              --------------
                                                                                              $ (2,866,843)
                                                                                              ==============


Forward Commitments

Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repurchase rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized. A summary of open obligations under these forward commitments at June 30, 1997, is as follows:


          Forward             Expiration       Aggregate
        Commitment               of            Face Value                       Market       Unrealized
     Contracts to Buy         Contracts       of Contracts       Cost            Value      (Depreciation)
     ----------------         ---------       ------------       ----            -----      --------------
     Core Bond Fund
      U.S. Treasury Note
     5.875% 11/15/1999        August 1997     $ 9,250,000     $ 9,210,977     $ 9,187,378     ($23,599)

     Balanced Fund
      U.S. Treasury Note
     5.875% 11/15/1999        August 1997      $1,900,000      $1,891,984      $1,887,137     ($ 4,847)

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and distribution and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each. Total expenses per class are currently limited to a percentage of average daily net assets, as discussed in Note 3.


3.   Management Fees and Other Transactions With Affiliates

Investment Management Fees

Under an agreement between the Trust and MassMutual, MassMutual is responsible for providing investment management of each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:


Prime Fund                                            .45%
Short-Term Bond Fund                                  .45%
Core Bond Fund                                        .45%
Balanced Fund                                         .45%
Value Equity Fund                                     .45%
Small Cap Value Equity Fund                           .55%
International Equity Fund                             .85%

MassMutual has entered into investment sub-advisory agreements with two subsidiaries: David L. Babson & Company, Inc. ("Babson") and HarbourView Asset Management Corporation ("HarbourView"). These agreements provide that (1) effective January 1, 1997, Babson will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund. Prior to January 1, 1997, Concert Capital Management ("Concert Capital") served as the investment sub-advisor to the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund. On January 1, 1996, the employees of Concert Capital became co-employees of Babson. At the time, both Concert Capital and Babson were wholly-owned subsidiaries of DLB Acquisition Corporation, a controlled subsidiary of MassMutual. Concert Capital merged with and into Babson effective December 31, 1996.

MassMutual pays Babson a fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund and the Value Equity sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a fee equal to an annual rate of
 .50% of the average daily net asset value of the International Equity Fund.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:


                                  Class 1     Class 2     Class 3     Class 4
                                 ---------   ---------   ---------   ---------
Prime Fund                         .5628%      .5128%      .3152%      .0812%
Short-Term Bond Fund               .5568%      .5068%      .3092%      .0782%
Core Bond Fund                     .5688%      .5188%      .3212%      .0842%
Balanced Fund                      .5708%      .5208%      .3232%      .0852%
Value Equity Fund                  .5814%      .5314%      .3338%      .0905%
Small Cap Value Equity Fund        .5728%      .5228%      .3252%      .0862%
International Equity Fund          .5948%      .5448%      .4448%      .0972%

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Distribution and Service Fees

OppenheimerFunds Distributor, Inc. ("Oppenheimer") acts as distributor to each Fund. MML Investor Services, Inc. ("MMLISI") serves as sub-distributor to each Fund. MassMutual has a controlling interest in OppenheimerFunds, and MMLISI is a wholly owned subsidiary of MassMutual. Oppenheimer is paid a distribution fee with respect to Class 1 and Class 2 at the annual rate of .40% and .15%, respectively, of the value of average daily net assets attributable to those classes of shares of which a portion is subsequently allocated to MMLISI. The Funds do not pay any fees directly to MMLISI. MassMutual is also paid a fee for shareholder services with respect to Class 1 shares of the Funds at the annual rate of .25% of the value of the average daily net assets of the respective class of each Fund. These fees are authorized pursuant to separate service and distribution plans for each of the classes of shares adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act and are used by Oppenheimer to cover expenses primarily intended to result in the sale of those shares of the Funds.

Expense Limitations

For the period January 1, 1997 to April 30, 1997, MassMutual voluntarily agreed to waive a portion of its management fee to the extent that the aggregate annual operating expenses incurred during the year exceed the following percentages of the average daily net assets:


                                Class 1    Class 2    Class 3    Class 4
                                -------    -------    -------    -------
Prime Fund                       1.65%      1.10%      .75%      .5160%
Short-Term Bond Fund             1.65%      1.10%      .75%      .5190%
Core Bond Fund                   1.65%      1.10%      .75%      .5130%
Balanced Fund                    1.65%      1.10%      .75%      .5120%
Value Equity Fund                1.65%      1.10%      .75%      .5067%
Small Cap Value Equity Fund      1.75%      1.20%      .85%      .6110%
International Equity Fund        2.15%      1.60%     1.35%      1.002%

MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. MassMutual's management fee for the six months ended June 30, 1997 was $12,168,769, of which $679,798 was reimbursed to the Funds.

Other

Certain officers and directors of the Funds are also officers of MassMutual. The compensation of unaffiliated directors of the Funds is borne by the Funds.

At June 30, 1997, MassMutual or separate investment accounts thereof owned all of the outstanding shares of the Trust.

4.   Purchases And Sales Of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 1997 were as follows:

                                                Long-term U.S.
                                                  Government             Other Long-term
                                                  Securities                Securities
                                                --------------          ------------------
Purchases    Short-Term Bond Fund               $   18,507,923          $       16,509,283
             Core Bond Fund                         47,633,441                  78,499,107
             Balanced Fund                          20,660,889                  47,510,855
             Value Equity Fund                               -                 275,356,822
             Small Cap Value Equity Fund                     -                  79,346,567
             International Equity Fund                       -                 243,114,678

Sales        Short-Term Bond Fund               $    2,362,891          $        9,230,657
             Core Bond Fund                         57,991,171                  21,845,637
             Balanced Fund                          16,398,490                  33,414,775
             Value Equity Fund                               -                 231,667,406
             Small Cap Value Equity Fund                     -                  78,679,629
             International Equity Fund                       -                 151,990,672

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

5.   Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares, with no par value, in one or more of four classes of shares: Class 1, Class 2, Class 3 and Class 4. Class 1 and Class 2 shares of each Fund are subject to distribution and service fees. Class 3 shares are not subject to any distribution or service fees. SIA Investors purchase Class 4 shares directly from the Funds and pay no distribution or service fees. Changes in shares outstanding for each Fund are as follows:

                                                           Class 1

                                           Six months ended           Year ended
                                             June 30, 1997         December 31, 1996

                                          Shares      Amount      Shares        Amount
                                         --------    --------    --------      --------
Prime Fund
   Sold                                        -           -           -             -
   Issued as reinvestment
     of dividends                              -           -          28         4,288
   Redeemed                                    -           -           -             -
                                       ---------   ---------   ---------    ----------
   Net increase                                -   $       -          28    $    4,288
                                       =========   =========   =========    ==========
Short-Term Bond Fund
   Sold                                        -           -           -             -
   Issued as reinvestment
     of dividends                              -           -         519         5,285
   Redeemed                                    -           -           -             -
                                       ---------   ---------   ---------    ----------
   Net increase                                -   $       -         519    $    5,285
                                       =========   =========   =========    ==========
Core Bond Fund
   Sold                                        -           -         429         4,520
   Issued as reinvestment
     of dividends                              -           -         489         5,156
   Redeemed                                    -           -      (5,250)      (55,534)
                                       ---------   ---------   ---------    ----------
   Net increase (decrease)                     -   $       -      (4,332)   $  (45,858)
                                       =========   =========   =========    ==========
Balanced Fund
   Sold                                        -           -         931        10,969
   Issued as reinvestment
     of dividends                              -           -         416         5,173
   Redeemed                                    -           -      (5,552)      (65,509)
                                       ---------   ---------   ---------    ----------
   Net increase (decrease)                     -   $       -      (4,205)   $  (49,367)
                                       =========   =========   =========    ==========
Value Equity Fund
   Sold                                        -           -           -             -
   Issued as reinvestment
     of dividends                              -           -         403         5,884
   Redeemed                                    -           -           -             -
                                       ---------   ---------   ---------    ----------
   Net increase                                -   $       -         403    $    5,884
                                       =========   =========   =========    ==========
Small Cap Value Equity Fund
   Sold                                        -           -       4,373        54,090
   Issued as reinvestment
     of dividends                              -           -         349         4,660
   Redeemed                                    -           -      (9,150)     (108,036)
                                       ---------   ---------   ---------    ----------
   Net increase (decrease)                     -   $       -      (4,428)   $  (49,286)
                                       =========   =========   =========    ==========
International Equity Fund
   Sold                                        -           -       5,377        55,098
   Issued as reinvestment
     of dividends                              -           -         100         1,065
   Redeemed                                    -           -      (7,009)      (70,119)
                                       ---------   ---------   ---------    ----------
   Net increase                                -   $       -      (1,532)   $  (13,956)
                                       =========   =========   =========    ==========

                                                                   Class 2

                                           Six months ended                       Year ended
                                             June 30, 1997                     December 31, 1996

                                        Shares            Amount            Shares            Amount
                                       --------          --------          --------          --------
Prime Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -                33              4,922
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase                              -        $        -                33         $    4,922
                                    ==========        ==========        ==========         ==========
Short-Term Bond Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               584              5,951
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase                              -        $        -               584         $    5,951
                                    ==========        ==========        ==========         ==========
Core Bond Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               562              5,941
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase (decrease)                   -        $        -               562         $    5,941
                                    ==========        ==========        ==========         ==========
Balanced Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               484              6,038
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase (decrease)                   -        $        -               484         $    6,038
                                    ==========        ==========        ==========         ==========
Value Equity Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               456              6,682
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase                              -        $        -               456         $    6,682
                                    ==========        ==========        ==========         ==========
Small Cap Value Equity Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               420              5,622
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase (decrease)                   -        $        -               420         $    5,622
                                    ==========        ==========        ==========         ==========
International Equity Fund
   Sold                                      -                 -                 -                  -
   Issued as reinvestment
     of dividends                            -                 -               161              1,742
   Redeemed                                  -                 -                 -                  -
                                    ----------        ----------        ----------         ----------
   Net increase                              -        $        -               161         $    1,742
                                    ==========        ==========        ==========         ==========

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                     Class 3

                                  Six months ended              Year ended
                                    June 30, 1997            December 31, 1996

                                 Shares       Amount        Shares        Amount
                                --------     --------      --------      --------
Prime Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -            35         5,335
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -            35    $    5,335
                              ==========   ==========    ==========    ==========
Short-Term Bond Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           625         6,381
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           625    $    6,381
                              ==========   ==========    ==========    ==========
Core Bond Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           604         6,389
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           604    $    6,389
                              ==========   ==========    ==========    ==========
Balanced Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           521         6,510
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           521    $    6,510
                              ==========   ==========    ==========    ==========
Value Equity Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           492         7,213
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase (decrease)             -   $        -           492    $    7,213
                              ==========   ==========    ==========    ==========
Small Cap Value Equity Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           455         6,096
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           455    $    6,096
                              ==========   ==========    ==========    ==========
International Equity Fund
   Sold                                -            -             -             -
   Issued as reinvestment
     of dividends                      -            -           186         2,018
   Redeemed                            -            -             -             -
                              ----------   ----------    ----------    ----------
   Net increase                        -   $        -           186    $   $2,018
                              ==========   ==========    ==========    ==========

                                                                    Class 4

                                             Six months ended                      Year ended
                                              June 30, 1997                     December 31, 1996

                                         Shares            Amount            Shares            Amount
                                        --------          --------          --------          --------
Prime Fund
   Sold                                1,255,263       191,777,654         2,391,584        370,653,176
   Issued as reinvestment
     of dividends                              -                 -            86,522         13,067,477
   Redeemed                           (1,389,966)     (212,526,347)       (2,445,697)      (378,881,926)
                                    ------------      ------------      ------------       ------------
   Net increase                         (134,703)     $(20,748,693)           32,409       $  4,838,727
                                    ============      ============      ============       ============
Short-Term Bond Fund
   Sold                                4,745,250        48,620,824         6,074,656         62,871,971
   Issued as reinvestment
     of dividends                              -                -            808,935          8,206,104
   Redeemed                           (2,523,313)      (25,793,936)       (4,631,745)       (47,999,711)
                                    ------------      ------------      ------------       ------------
   Net increase                        2,221,937      $ 22,826,888         2,251,846       $ 23,078,364
                                    ============      ============      ============       ============
Core Bond Fund
   Sold                                9,449,800        99,663,183        15,244,478        161,638,362
   Issued as reinvestment
     of dividends                              -                 -         1,838,613         19,317,124
   Redeemed                           (4,837,900)      (50,796,721)       (6,519,179)       (69,250,775)
                                    ------------      ------------      ------------       ------------
   Net increase                        4,611,900      $ 48,866,462        10,563,912       $111,704,711
                                    ============      ============      ============       ============
Balanced Fund
   Sold                                8,196,028       105,127,519        16,529,257        200,170,935
   Issued as reinvestment
     of dividends                              -                 -         2,193,746         27,325,515
   Redeemed                           (7,618,750)      (97,358,388)      (12,780,860)      (154,960,358)
                                    ------------      ------------      ------------       ------------
   Net increase                          577,278      $  7,769,131         5,942,143       $ 72,536,092
                                    ============      ============      ============       ============
Value Equity Fund
   Sold                               22,591,959       348,496,543        42,761,147        585,609,490
   Issued as reinvestment
     of dividends                              -                 -         8,235,214        120,574,407
   Redeemed                          (20,346,283)     (311,674,013)      (47,300,940)      (651,246,978)
                                    ------------      ------------      ------------       ------------
   Net increase (decrease)             2,245,676      $ 36,822,530         3,695,421       $ 54,936,919
                                    ============      ============      ============       ============
Small Cap Value Equity Fund
   Sold                                6,601,406        91,460,706        10,428,037        129,033,258
   Issued as reinvestment
     of dividends                              -                 -         1,500,824         20,087,217
   Redeemed                           (4,349,407)      (59,870,279)      (11,168,365)      (140,771,695)
                                    ------------      ------------      ------------       ------------
   Net increase                        2,251,999      $ 31,590,427           760,496       $  8,348,780
                                    ============      ============      ============       ============
International Equity Fund
   Sold                               12,137,572       144,485,007        14,964,804        154,912,942
   Issued as reinvestment
     of dividends                              -                 -           672,906          7,341,306
   Redeemed                           (4,372,600)      (52,026,443)       (6,611,341)       (68,183,726)
                                    ------------      ------------      ------------       ------------
   Net increase                        7,764,972      $ 92,458,564         9,026,369       $ 94,070,522
                                    ============      ============      ============       ============

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

6.   Foreign Securities

The International Equity Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7.   Federal Income Tax Information

At June 30, 1997, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, are as follows:

                                                 Federal               Tax Basis          Tax Basis          Net Unrealized
                                                Income Tax             Unrealized         Unrealized          Appreciation
                                                   Cost               Appreciation        Depreciation        (Depreciation)
                                            ------------------     -----------------     --------------     -----------------
Prime Fund                                  $      244,588,726     $          13,049     $       (5,212)    $           7,837
Short-Term Bond Fund                               164,941,091               890,098           (647,903)              242,195
Core Bond Fund                                     400,421,776             6,269,978         (2,625,774)            3,644,204
Balanced Fund                                      505,416,393           124,999,570         (2,252,527)          122,747,043
Value Equity Fund                                1,932,556,830         1,026,193,157        (13,582,382)        1,012,610,775
Small Cap Value Equity Fund                        404,086,580           168,930,386         (4,308,657)          164,621,729
International Equity Fund                          424,095,948           109,456,956        (10,319,829)           99,137,127

At December 31, 1996, the following Funds had available, for Federal income tax purposes, unused capital losses:


                                     Amount              Expiration Date
                                   --------------------------------------
Prime Fund                         $     2,082          December 31, 2003
Prime Fund                               2,368          December 31, 2004
Short-Term Bond Fund                   295,197          December 31, 2004
Core Bond Fund                       1,885,881          December 31, 2004
International Equity Fund           11,789,843          December 31, 2003

8.   Line of Credit

The Trust, on behalf of each Fund, maintains a discretionary line of credit agreement with PNC Bank, N.A. Each Fund may borrow under the line of credit, provided that the Trust's borrowings do not exceed $50,000,000 in the aggregate at any one time. Interest is charged based on outstanding borrowings at the Federal Funds Rate plus .45%. Only the International Equity Fund utilized the line of credit during the six months ended June 30, 1997. Average daily borrowings for the six months ended June 30, 1997 were $6,904,444 and the average interest rate was 5.85%. The maximum borrowing outstanding during the six months ended June 30, 1997 was $31,600,000.

PART C: OTHER INFORMATION
-------------------------


Item 24: Financial Statements and Exhibits
------------------------------------------

         (a)  Financial Statements:

                  (1) Financial Statements included in the Prospectus
                      -----------------------------------------------
                           constituting Part A of this Registration Statement
                           --------------------------------------------------

                           Financial Highlights for the six-month period ended June 30, 1997 (unaudited), and for the years ended December 31, 1996, December 31, 1995 and for the period ended December 31, 1994

                  (2) Financial Statements included in the Statement of
                      -------------------------------------------------
                           Additional Information constituting Part B of this
                           --------------------------------------------------
                           Registration Statement
                           ----------------------

                                    Portfolio of Investments at June 30, 1997
                                         (unaudited)
                                    Statement of Assets and Liabilities at June
                                         30, 1997 (unaudited)
                                    Statement of Operations at June 30, 1997
                                         (unaudited)
                                    Statements of Changes in Net Assets for the
                                         six months ended June 30, 1997
                                         (unaudited) and for the years ended
                                         December 31, 1996 and December 31, 1995
                                    Financial Highlights for the six months
                                         ended June 30, 1997 (unaudited) and for
                                         the years ended December 31, 1996,
                                         December 31, 1995 and for the period
                                         ended December 31, 1994
                                    Notes to Financial Statements (unaudited)
                                    Portfolio of Investments at December 31,
                                         1996
                                    Statement of Assets and Liabilities at
                                         December 31, 1996
                                    Statement of Operations at December 31, 1996
                                    Statements of Changes in Net Assets for the
                                         years ended December 31, 1996 and
                                         December 31, 1995
                                    Financial Highlights for the years ended
                                         December 31, 1996, December 31, 1995
                                         and for the period ended December 31,
                                         1994
                                    Notes to Financial Statements
                                    Report of Independent Accountants

          (b) Exhibits:

              Exhibit 1: Copy of Registrant's Agreement and Declaration of Trust, as amended November 29, 1993./1/

              Exhibit 2:            Copy of Registrant's By-Laws, as now in
                                    effect./1/

              Exhibit 3:            None.

              Exhibit 4:            None.

              Exhibit 5(a): Copy of Investment Management Agreement between each of Registrant's seven series and MassMutual Life Insurance Company ("MassMutual")./1/

                       (b): Copy of specimen Investment Sub-Advisory Agreements between MassMutual and David L. Babson and Company, Inc. ("Babson")./2/

                       (c): Copy of Investment Sub-Advisory Agreement between MassMutual and HarbourView Asset Management Corporation ("HarbourView")./1/


              Exhibit 6(a): Form of Amended and Restated General Distributors Agreement between the Trust and Oppenheimer Funds Distributor, Inc. ("Oppenheimer")./3/

                       (b): Copy of sub-distribution agreement between Oppenheimer and MML Investors Services, Inc./1/

              Exhibit 7:            None.

              Exhibit 8(a): Copy of Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")./1/

                       (b): Copy of Administrative and Shareholder Services Agreement between each of Registrant's seven series and MassMutual for the provision of administrative and shareholder services./3/

                       (c): Copy of Transfer Agency Agreement among the Trust, MassMutual and IBT./1/

              Exhibit 9:            None.

              Exhibit 10:           Opinion of Counsel as to the legality of
                                         shares being registered is incorporated
                                         herein by reference to the Rule 24f-2
                                         Notice on Form 24f-2 with Opinion of
                                         Counsel filed electronically on
                                         February 25, 1997.

              Exhibit 11(a):        Consent of Ropes & Gray./2/

                        (b):        Consent of Coopers & Lybrand L.L.P./3/

                        (c)-(g):    Powers of Attorney for Gary E. Wendlandt,
                                       Ronald J. Abdow, Charles J. McCarthy,
                                       John H. Southworth, Mary E. Boland./1/

                        (i)-(o):    Powers of Attorney for Richard H. Ayers,
                                       David E.A. Carson, Richard G. Dooley,
                                       Richard W. Greene, Beverly C.L. Hamilton,
                                       F. William Marshall, Jr., and John V.
                                       Murphy./2/

              Exhibit 12:           None.

              Exhibit 13:           None.

              Exhibit 14:           None.

              Exhibit 15(a):        Form of Class A Rule 12b-1 Plans./3/
                        (b):        Form of Class Y Rule 12b-1 Plans

              Exhibit 16:           None.

              Exhibit 27:           Financial Data Schedules

              Exhibit 18:           Form of Rule 18f-3 Plan./3/

-------------

/1/Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement filed via EDGAR on October 2, 1997.

/2/Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement filed via EDGAR April 28, 1997.

/3/Filed herewith.

Item 25: Person Controlled by or Under Common Control with Registrant
---------------------------------------------------------------------

At the date of this Post-Effective Amendment to the Registration Statement, Registrant did not, directly or indirectly, control any person.

Registrant was organized by MassMutual primarily to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. Initially, the Registrant will provide a vehicle for the investment of assets of various separate investment accounts established by MassMutual and life insurance company subsidiaries of MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant's series as are purchased with separate account assets. As a result, MassMutual will own substantially all of the shares of Registrant, probably for a number of years.

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

2. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

3. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

4. MML Bay State Life Insurance Company, a Connecticut life and health insurer, all the stock of which is owned by MassMutual.

5. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

6. MassMutual Holding Company, a Delaware holding company, all the stock of which is owned by MassMutual.

7. MassMutual of Ireland, Limited, incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

8. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

9. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by MassMutual.

10. G.R. Phelps & Co., Inc., a Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

11. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Company.

12. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc.

13. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding
     Trust I.

14. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust II.

15. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

16. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

17. MML Securities Corporation, a "Massachusetts Securities Corporation", all of the stock of which is owned by MML Investors Services, Inc.

18. Diversified Insurance Services Agency of America, Inc., a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

19. Diversified Insurance Services Agency of America, Inc., a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

20. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

21. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

22. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

23. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

24. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each own 50% of the outstanding shares.

25. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 93% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

26 MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

27. 9048-5434 Quebec, Inc., a Quebec corporation, which operates as the owner of hotel property in Montreal, Quebec, Canada. MassMutual Holding MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

28. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 98.7% of the capital stock of Antares.

29. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

30. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

31. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for David L. Babson and Company, Incorporated. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

32. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC

33. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB.

34. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

35. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

36. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

37. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation.

38. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

39. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

40. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, all of the stock of which is owned by OppenheimerFunds, Inc.

41. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

42. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

43. Oppenheimer Real Asset Management, Inc., a commodity pool operator incorporated in Delaware, all the stock of which is owned by OppenheimerFunds, Inc.

44. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

45. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

46. Centennial Capital Corporation, a Delaware corporation that formerly sponsored a unit investment trust. Centennial Asset Management Corporation owns all the outstanding shares of Centennial Capital Corporation.

47 Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

48. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

49. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

50. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized mortgage obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

51. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

52. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

53. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual High Yield Partners LLC. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

54. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

55. MML Realty Management Corporation, a former property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

56. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

57. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

58. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

59. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

60. MassMutual Internacional (Argentina) S.A., an Argentine corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

61. MassMutual Internacional (Chile) S.A., a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

62. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

63. MassMutual International (Luxembourg) S.A., a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

64. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Holding Company owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

65. MassLife Seguros de Vida S.A., a life insurance company incorporated in Argentina. MassMutual International Inc. owns 45% of the outstanding capital stock of MassLife Seguros de Vida S.A.

66 MassMutual Services, S.A., an Argentine corporation, which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99% of the outstanding shares and MassMutual International, Inc. owns 1% of the shares.

67. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

68. Compensa Compania Seguros De Vida, a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company.

69. Oppenheimer Series Fund Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own a majority of the outstanding shares issued by the fund.

70. Oppenheimer Value Stock Fund ("OVSF) is a series of Oppenheimer Integrity Funds, a Massachusetts business trust. OVSF is a registered open-end investment company of which MassMutual owns approximately 29% of the outstanding shares of beneficial interest.

71. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

72. The DLB Fund Group, an open-end management investment company advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series.


MassMutual acts as the investment adviser of the following investment companies, and as such may be deemed to control them.

1. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

2. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

3. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

4. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

5. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares of which are owned by MassMutual.

6. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

7. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each own 50% of the outstanding shares.

Item 26: Number of Holders of Securities
----------------------------------------

     As of November 15, 1997, the number of holders of record of each class of securities of Registrant was as follows:

     Title of Class                 Number of Record Holders
     --------------                 ------------------------
     Shares of
     Beneficial                                1
     Interest

Item 27: Indemnification
------------------------

Article VIII of Registrant's Agreement and Declaration of Trust provides for the indemnification of Registrant's Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 (the "1940 Act") set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the 1940 Act or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual's directors' and officers' liability insurance program, which covers Registrant's Trustees and officers, consists of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability from shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage.

For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

MassMutual's present insurance coverage has an overall limit of $60 million annually ($15 million of which is underwritten by National Union Fire Insurance Company, $15 million of which is underwritten by Executive Risk Indemnity, Inc., $10 million of which is underwritten by Continental, Casualty Co., $5 million of which is underwritten by Federal Insurance Co. and $15 million of which is underwritten by Sargasso Mutual Insurance Company). There is a deductible of $200,000 per claim under the corporate coverage. There is no deductible for individual trustees or officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28: Business and Other Connections of the Investment Adviser
-----------------------------------------------------------------

a. The Investment Adviser

MassMutual is the investment adviser for the Registrant. MassMutual is a mutual life insurance company organized as a Massachusetts corporation which was originally chartered in 1851. As a mutual life insurance company, MassMutual has no shareholders. MassMutual's primary business is ordinary life insurance. It also provides, directly or through its subsidiaries, a wide range of annuity and disability products, and pension and pension-related products and services, as well as investment services to individuals, and corporations and other institutions, in all 50 states of the United States and the District of Columbia. MassMutual is also licensed to transact business in Puerto Rico, and six provinces of Canada, but has no export sales. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual.

MassMutual's principal lines of business are (i) the Individual Line, which provides life insurance including variable and universal life insurance, annuities and disability income insurance to individuals and small businesses;
(ii) Pension Management, which provides group pension investment products and administrative services, primarily to sponsors of tax qualified retirement plans; (iii) Life and Health Benefits Management, which previously provided group life and health insurance products and related services to corporations and other institutions; this line was transferred to a subsidiary in December 1994, and the subsidiary was subsequently sold in March of 1996; and (iv) MassMutual Investment Management Group, which provides advisory services for MassMutual's general investment account and separate investment accounts, as well as for various closed-end and open-end investment companies and external institutional clients, through its own staff and those of Oppenheimer Funds Inc. and David L. Babson and Company, Inc., in which MassMutual indirectly owns a controlling interest.

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past two years are listed below.

Directors

ROGER G. ACKERMAN, Director and Member, Auditing and Human Resources Committees

     Chairman and Chief Executive Officer (since 1996), President and Chief Operating Officer (1990-1996), Corning Incorporated (manufacturer of specialty materials, communication equipment and consumer products), One Riverfront Plaza, Corning, New York; Director (since 1993), Dow Corning Corporation (producer of silicone products), 2200 West Salzburg Road, Midland, Michigan; Director, The Pittson Company (mining and marketing of coal for electric utility and steel industries), One Pickwick Plaza, Greenwich, Connecticut.

JAMES R. BIRLE, Director, Chairman, Dividend Policy Committee and Member, Investment Committee

     Chairman (since 1997), President (1994-1997) and Founder (since 1994), Resolute Partners, LLC (private merchant bank), 2 Greenwich Plaza, Suite 100, Greenwich, Connecticut; Director (since 1996), IKON Office Solutions (diversified office products and technology solutions), 825 Duportail Road, Valley Forge, Pennsylvania; Director: Drexel Industries, Inc., Connecticut Health and Education Facilities Authority, and Transparency International; Trustee, Villanova University and The Sea Research Foundation; Director (1991-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

FRANK C. CARLUCCI, III, Director and Member, Board Affairs and Dividend Policy Committees

     Chairman (since 1993), Vice Chairman (1989-1993), The Carlyle Group (merchant banking corporation), 1001 Pennsylvania Avenue, N.W., Washington, D.C.; Director: Ashland Oil Inc. (producer of petroleum products), 1000 Ashland Drive, Russell, Kentucky; BDM International, Inc. (professional and technical services to public and private sector), 7915 Jones Branch Drive, McLean, Virginia; General Dynamics Corporation (manufacturer of military equipment), 3190 Fairview Park Drive, Falls Church, Virginia; Kaman Corporation (diversified manufacturer), 1332 Blue Hills Avenue, Bloomfield, Connecticut; Northern Telecom Ltd. (digital telecommunications systems), 2920 Matheson Boulevard East, Mississauga, Ontario, Canada; The Quaker Oats Company (manufacturer of food products), 321 North Clark Street, Chicago,

     Illinois; Sun Resorts Ltd., N.V.; Westinghouse Electric Corporation (electronic systems, electric power generating equipment and broadcasting), 11 Stanwix Street, Pittsburgh, Pennsylvania; Chairman, Neurogen Corporation and Texas Biotechnology Corporation; Trustee, The Rand Corporation; Director (until 1997), CB Commercial Real Estate Group, Inc. (real estate broker subsidiary of Carlyle Holding Corporation), 533 Fremont Avenue, Los Angeles, California; Bell Atlantic Corporation (telecommunications), 1717 Arch Street, Philadelphia, Pennsylvania; Chairman; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

GENE CHAO, Director and Member, Auditing and Dividend Policy Committees

     Chairman, President and Chief Executive Officer, Computer Projections, Inc. (computer graphics), 733 S.W. Vista Avenue, Portland, Oregon; Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

PATRICIA DIAZ DENNIS, Director and Member, Auditing and Human Resources
Committees

     Senior Vice President and Assistant General Counsel (since 1995), SBC Communications Inc. (telecommunications), 175 East Houston, San Antonio, Texas; Special Counsel-Communication Law Matters (1993-1995), Sullivan & Cromwell (law firm), 1701 Pennsylvania Avenue, N.W., Washington, D.C.; Trustee (since 1995), Federal Communications Bar Association Foundation; Trustee, Tomas Rivera Policy Institute, and Radio and Television News Directors Foundation; Director: National Public Radio, Reading Is Fundamental, and Foundation for Women's Resources; Director (1995-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ANTHONY DOWNS, Director and Member, Auditing and Investment Committees

     Senior Fellow, The Brookings Institution (non-profit policy research center), 1775 Massachusetts Avenue, N.W., Washington, D.C.; Director: The Pittway Corporation (publications and security equipment), 200 South Wacker Drive, Suite 700, Chicago, Illinois; National Housing Partnerships Foundation (non-profit organization to own and manage rental housing), 1225 Eye Street, N.W., Washington, D.C.; Bedford Property Investors, Inc. (real estate investment trust), 3658 Mt. Diablo Boulevard, Lafayette, California; General Growth Properties, Inc. (real estate investment trust), 215 Keo Way, Des Moines, Iowa; NAACP Legal and Educational Defense Fund, Inc. (civil rights organization), 99 Hudson Street, New York, New York; Trustee:
     Urban Institute (public policy research organization), 2100 M Street, N.W., Washington, D.C. and Urban Land Institute (educational and research organization), 625 Indiana Avenue, N.W., Washington, D.C.

JAMES L. DUNLAP, Director and Member, Human Resources and Board Affairs
Committees

     President and Chief Operating Officer (since 1996), United Meridian Corporation (oil exploration), 1201 Louisiana, Houston, Texas; Senior Vice President (1987-1996), Texaco, Inc. (producer of petroleum products), 2000 Westchester Avenue, White Plains, New York.

WILLIAM B. ELLIS, Director and Member, Auditing and Investment Committees

     Senior Fellow (since 1995), Yale University School of Forestry and Environmental Studies, New Haven, Connecticut; Chairman (1983-1995) and Chief Executive Officer (1983-1993), Northeast Utilities (electric utility), 107 Selden Street, Berlin, Connecticut; Director, The Hartford Steam Boiler Inspection and Insurance Company (property and casualty insurer), One State Street, Hartford, Connecticut; Director (since 1996), Advest Group, Inc. (financial services holding company), 280 Trumbull Street, Hartford, Connecticut; Director (since 1995), Catalytica Combustion Systems, Inc.; Director, The National Museum of National History of the Smithsonian Institution, Washington, D.C.; Director (1985-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ROBERT M. FUREK, Director and Member, Dividend Policy and Investment Committees

     President (1994-1996), International Distillers and Vintners, Inc.; President and Chief Executive Officer (1987-1996), Heublein, Inc. (beverage distributor), 450 Columbus Boulevard, Hartford, Connecticut; Director, The Dexter Corporation (producer of specialty chemicals and papers), One Elm Street, Windsor Locks, Connecticut; Corporator, The Bushnel Memorial, Hartford, Connecticut; Trustee, Colby College, Mayflower Hill Drive, Waterville, Maine; Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

CHARLES K. GIFFORD, Director and Member, Investment and Auditing Committees

     Chairman and Chief Executive Officer (since 1995), and President (1989-1996), The First National Bank of Boston, and Chief Executive Officer (since 1995), President (1989-1996) and Chairman (1995-1996) of Bank of Boston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; Director, Member of Audit and Compensation Committees, Boston Edison Co. (public utility electric company), 800 Boylston Street, Boston, Massachusetts.

WILLIAM N. GRIGGS, Director, Chairman, Auditing Committee and Member, Investment Committee

     Managing Director, Griggs & Santow Inc. (financial consultants), 75 Wall Street, New York, New York; Director, T/SF Communications, Inc. (diversified publishing and communications company), Tulsa, Oklahoma.

GEORGE B. HARVEY, Director, Chairman, Human Resources Committee and Member, Board Affairs Committee

     Retired; Chairman, President and Chief Executive Officer (1983-1996), Pitney Bowes, Inc. (office machines manufacturer), One Elmcroft Road, Stamford, Connecticut; Director: Merrill Lynch & Co., Inc. (financial services holding company), 250 Vesey Street, World Financial Center, North Tower, New York, New York; The McGraw-Hill Companies, Inc. (multimedia publishing and information services), 1221 Avenue of the Americas, New York, New York; Stamford Hospital, Stamford, Connecticut; Pfizer, Inc. (pharmaceutical and health-care products), 235 East 42nd Street, New York, New York; The Catalyst (until 1997); Member, Board of Overseers, Wharton School of Finance, University of Pennsylvania; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut

BARBARA B. HAUPTFUHRER, Director and Member, Board Affairs and Investment Committees

     Director and Member, Compensation, Nominating and Audit Committees, The Vanguard Group of Investment Companies including among others the following funds: Vanguard/Windsor Fund, Vanguard/Wellington Fund, Vanguard/Morgan Growth Fund, Vanguard/Wellesley Income Fund, Vanguard/Gemini Fund, Vanguard/Explorer Fund, Vanguard Municipal Bond Fund, Vanguard Fixed Income Securities Fund, Vanguard Index Trust, Vanguard World Fund, Vanguard/Star Fund, Vanguard Ginnie Mae Fund, Vanguard/Primecap Fund, Vanguard Convertible Securities Fund, Vanguard Quantitative Fund, Vanguard/Trustees Commingled Equity Fund, Vanguard/Trustees Commingled Fund-International, Vanguard Money Market Trust, Vanguard/Windsor II, Vanguard Asset Allocation Fund and Vanguard Equity Income Fund (principal offices, Drummers Lane, Valley Forge, Pennsylvania); Director, Chairman of Retirement Benefits Committee and Pension Fund Investment Review - USA and Canada and Member, Audit, Finance and Executive Committees, The Great Atlantic & Pacific Tea Company, Inc. (operator of retail food stores), 2 Paragon Drive, Montvale, New Jersey; Director, Chairman of Nominating Committee and Member, Compensation Committee, Knight-Ridder, Inc. (publisher of daily newspapers and operator of cable television and business information systems), One Herald Plaza, Miami, Florida; Director and Member, Compensation Committee, Raytheon Company (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Director and Member, Executive Committee and Chairman, Human Resources and Independent Directors Committees, IKON Office

     Solutions (diversified office products and technology solutions), 825 Duportail Road, Valley Forge, Pennsylvania.

SHELDON B. LUBAR, Director, Chairman, Board Affairs Committee and Member, Investment Committee

     Chairman, Lubar & Co. Incorporated (investment management and advisory company), 777 East Wisconsin Avenue, Milwaukee, Wisconsin; Chairman and Director, The Christiana Companies, Inc. (real estate development);
     Director: Firstar Bank, Firstar Corporation (bank holding company), SLX Energy, Inc. (oil and gas exploration); Member, Advisory Committee, Venture Capital Fund, L.P. (principal offices, 777 East Wisconsin Avenue, Milwaukee, Wisconsin); Director: Grey Wolf Drilling Co. (contract oil and gas drilling), 2000 Post Oak Boulevard, Houston, Texas; Marshall Erdman and Associates, Inc. (design, engineering, and construction firm), 5117 University Avenue, Madison, Wisconsin; MGIC Investment Corporation (investment company), MGIC Plaza, 111 E. Kilbourn Avenue, Milwaukee, Wisconsin; Ameritech, Inc. (regional holding company for telephone companies), 30 South Wacker Drive, Chicago, Illinois, Director (since
     1995), Energy Ventures, Inc., 5 Post Oak Park, Houston, Texas; Director (1989-1995), Prideco, Inc. (drill collar manufacturer), 6039 Thomas Road, Houston, Texas.

WILLIAM B. MARX, JR., Director and Member, Dividend Policy and Board Affairs Committees

     Consultant (1996-1997); Senior Executive Vice President (1996), Lucent Technologies, Inc. (public telecommunications systems and software), 600 Mountain Road, Murray Hill, New Jersey; Executive Vice President and Chief Executive Officer, Multimedia Products Group (1994-1995), AT&T (global communications and network computing company), 295 North Maple Avenue, Basking Ridge, New Jersey; Director (since 1996), California Microwave, Inc., Redwood City, California; Member, National Board of Directors, Junior Achievement, Colorado Springs, Colorado; Member (since 1996), Advisory Council, Graduate School of Business, Stanford University, Stanford, California; Chairman, Executive Committee (since 1996), National Minority Supplier Development Council, Inc., 15 West 39th Street, New York, New York.

JOHN F. MAYPOLE, Director and Member, Board Affairs and Human Resources
Committees

     Managing Partner, Peach State Real Estate Holding Company (real estate investment company), P.O. Box 1223, Toccoa, Georgia; Consultant to institutional investors; Co-owner of family businesses (including Maypole Chevrolet-Geo, Inc. and South Georgia Car Rentals, Inc.); Director (since
     1996), Coating Technologies International; Director, Chairman, Finance Committee and Member, Executive Committee and Human Resources Committee on Directors, Bell Atlantic Corporation (telecommunications), 1717 Arch Street, Philadelphia, Pennsylvania; Director and Chairman, Compensation

     Committee, Briggs Industries, Inc. (plumbing fixtures), 4350 W. Cypress Street, Tampa, Florida; Director, Chairman, Audit Committee and Member, Compensation Committee, Blodgett Corporation; Director, Chairman, Products Committee and Member, Compensation and Audit Committee (until 1996), Igloo Corporation (portable coolers), 1001 W. Sam Houston Parkway North, Houston, Texas; Director and Member, Senior Management Committee, Dan River, Inc. (textile manufacturer), 2291 Memorial Drive, Danville, Virginia; Director, Davies, Turner & Company; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

DONALD F. MCCULLOUGH, Director and Member, Dividend Policy and Auditing
Committees

     Retired (since 1988); former Chairman and Chief Executive Officer, Collins & Aikman Corp. (manufacturer of textile products), 210 Madison Avenue, New York, New York; Director (1971-1996); Bankers Trust New York Corp. (bank holding company) and Bankers Trust Company (principal offices, 280 Park Avenue, New York, New York); Director (1975-1996), Melville Corporation (specialty retailer), One Theall Road, Rye, New York.

JOHN J. PAJAK, President and Chief Operating Officer, Director and Member, Dividend Policy and Investment Committees

     President, Director and Chief Operating Officer (since 1996), Vice Chairman and Chief Administrative Officer (1996), Executive Vice President (1987-1996) of MassMutual; Director (since 1994), MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Trustee (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Director (1994-1996), MassMutual Holding Company Two, Inc. (former wholly-owned holding company subsidiary of MassMutual); MassMutual Holding Company Two MSC, Inc. (former wholly-owned holding company subsidiary of MassMutual Holding Company Two, Inc.); and Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.) (principal offices, 1295 State Street, Springfield, Massachusetts); Director (1995-1996), National Capital Health Plan, Inc. (health maintenance organization), Washington, D.C.

THOMAS B. WHEELER, Chairman and Chief Executive Officer, Chairman, Investment Committee and Member, Dividend Policy and Board Affairs Committees

     Chairman (since 1996), Chief Executive Officer (since 1988), and President (1987-1996) of MassMutual; Chairman (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Chairman and

     Chief Executive Officer (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Chairman of the Board of Directors (1994-
     1996), Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.) (principal offices, 1295 State Street, Springfield, Massachusetts); Director, The First National Bank of Boston and Bank of Boston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts and Massachusetts Capital Resources Company, 545 Boylston Street, Boston, Massachusetts; Chairman and Director, Oppenheimer Acquisition Corp. (parent of OppenheimerFunds, Inc., an investment management company), Two World Trade Center, New York, New York; Director (since 1993), Textron, Inc. (diversified manufacturing company), 40 Westminster Street, Providence, Rhode Island; Chairman of the Board of Directors (1992-1995), Concert Capital Management, Inc. (former wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts.

ALFRED M. ZEIEN, Director and Member, Board Affairs and Human Resources
Committees

     Chairman and Chief Executive Officer, The Gillette Company (manufacturer of personal care products), Prudential Tower Building, Boston, Massachusetts;
     Director: Polaroid Corporation (manufacturer of photographic products), 549 Technology Square, Cambridge, Massachusetts; Repligen Corporation (biotechnology), One Kendall Square, Cambridge, Massachusetts; Bank of Boston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; and Raytheon Corporation (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Trustee, University Hospital of Boston, Massachusetts; Trustee, Marine Biology Laboratory and Woods Hole Oceanographic Institute, Woods Hole, Massachusetts.

Executive Vice Presidents

LAWRENCE V. BURKETT, JR., Executive Vice President and General Counsel

     Executive Vice President and General Counsel (since 1993) of MassMutual; President, Chief Executive Officer and Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Director (since 1997), MML Securities Corporation (a wholly-owned subsidiary of MML Investors Services, Inc. that is a "Massachusetts Securities Corporation"); Director (since 1996): MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); G.R. Phelps, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); CM Advantage Inc.(wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Director (1994-1996), MassMutual Holding Company Two, Inc. (former wholly-owned holding company subsidiary of MassMutual), MassMutual Holding Company Two MSC, Inc. (former wholly-owned holding company subsidiary of MassMutual Holding Company Two, Inc.) and Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.) (principal offices, 1295 State Street, Springfield, Massachusetts); Chairman and Director (since 1996), MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company), 1414 Main Street, Springfield, Massachusetts; Director, Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; Vice President (since 1996) and Director, Sargasso Mutual Insurance Co., Ltd., Victoria Hall, Victoria Street, Hamilton, Bermuda; Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland; Chairman (1994-1996), Director (1993-1996), MML Reinsurance (Bermuda) Ltd. (wholly-owned property and casualty reinsurance subsidiary of MassMutual Holding Company) and Director (since 1995), MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets) (principal offices, 41 Cedar Avenue, Hamilton, Bermuda).

JOHN B. DAVIES, Executive Vice President

     Executive Vice President (since 1994) of MassMutual; Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director, MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company), MML Insurance Agency, Inc. (wholly-owned subsidiary of MML Investors Services, Inc.), MML Insurance Agency of Ohio, Inc. (subsidiary of MML Insurance Agency, Inc.); Director (since 1995), MML Insurance Agency of Nevada, Inc. (subsidiary of MML Insurance Agency, Inc.); Director (since 1996), MML Insurance Agency of Mississippi, P.C., DISA Insurance Services of America, Inc. (Alabama), and Diversified Insurance Services of America, Inc. (Hawaii) (subsidiaries of MML Insurance Agency, Inc.) (principal offices, 1414 Main Street, Springfield, Massachusetts); Director: Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; and Life Underwriter Training Council, 7625 Wisconsin Avenue, Bethesda, Maryland.

DANIEL J. FITZGERALD, Executive Vice President

     Executive Vice President (since 1994), Corporate Financial Operations (1994-1997)of MassMutual; Director (since 1996), President and Chief Executive Officer (since 1997) MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, and C.M. Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Antares Leveraged Capital Corp. (finance company); CM Advantage Inc. and Westheimer 335 Suites, Inc. (wholly-owned subsidiaries of MassMutual Holding Trust II to act as general partners in real estate limited partnerships); HYP Management, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as managing member of MassMutual High Yield Partners LLC); MMHC Investment, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II); MassMutual Holding MSC, Inc. (wholly-owned holding company subsidiary of MassMutual Holding Company); Trustee (since 1996), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Vice President and Director (1993-1997), MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Director, MML Bay State Life Insurance Company (wholly-owned insurance subsidiary of MassMutual); and MML Realty Management Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company); Vice President and Director (1994-1996), MassMutual Holding Company Two, Inc. and MassMutual Holding Company Two MSC, Inc. (former direct and indirect wholly-owned holding company subsidiaries of MassMutual); Director (1994-1996), Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.); Director (1994-1995), MML Real Estate Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director (1994-1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Director and Member, Compensation Committee, Cornerstone Real Estate Advisers, Inc., One Financial Plaza, Suite 1700, Hartford, Connecticut; Director, and Member, Audit and Compensation Committees, MML Investors Services, Inc. (wholly-owned broker dealer subsidiary of MassMutual Holding Company); Director, MML Insurance Agency, Inc. (wholly-owned subsidiary of MML Investors Services, Inc.); Director (since 1996), MML Insurance Agency of Ohio, Inc., MML Insurance Agency of Nevada, Inc., MML Insurance Agency of Mississippi, P.C., DISA Insurance Services of America, Inc. (Alabama), and Diversified Insurance Services of America, Inc. (Hawaii) (subsidiaries of MML Insurance Agency, Inc.) (principal offices, 1414 Main Street, Springfield, Massachusetts); Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland.

JOHN V. MURPHY, Executive Vice President

     Executive Vice President (since 1997) of MassMutual; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), Chief Operating Officer (1993-1996), Concert Capital Management, Inc. (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), (principal offices, One Memorial Drive, Cambridge, Massachusetts); Senior Vice President and Director (1995-1997), Potomac Babson Incorporated (investment advisory subsidiary of David L. Babson and Company Incorporated), New York, New York; Director and Senior Vice President (since 1995), DLB Acquisition Corporation (holding company for investment advisers) and Trustee (since
     1997), MassMutual Institutional Funds (open-end investment company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director, Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp).

GARY E. WENDLANDT, Executive Vice President and Chief Investment Officer

     Chief Investment Officer and Executive Vice President of MassMutual; Chairman (since 1995), Trustee (since 1986) and President (1983-1995), MassMutual Corporate Investors and Chairman (since 1995), Trustee (since
     1988) and President (1988-1995), MassMutual Participation Investors (closed-end investment companies); Chairman (since 1995), Vice Chairman (1993-1995) and Trustee, MML Series Investment Fund (open-end investment company); Chairman, Chief Executive Officer and Member, Investment Pricing Committee, MassMutual Institutional Funds (open-end investment company); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); Chairman and President (since 1996), MassMutual Holding MSC, Inc. and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Chairman (since 1996):
     Antares Leveraged Capital Corp. (finance company); HYP Management, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as managing member of MassMutual High Yield Partners LLC); and MMHC Investment, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II); President and Trustee (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Vice Chairman and Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Director (since 1996), CM Advantage Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Chairman, Chief Executive Officer, President and Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Chairman and Director, MML Realty Management Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company); Chairman (1994-1995) and Director (1993-1995), MML Real Estate Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company) Chairman, President and Chief Executive Officer (1994-1996), MassMutual

     Holding Company Two, Inc. (former wholly-owned holding company subsidiary of MassMutual); Chairman and President (1994-1996), Chief Executive Officer (1995-1996), MassMutual Holding Company Two MSC, Inc. (former wholly-owned holding company subsidiary of MassMutual Holding Company Two, Inc.); (principal offices, 1295 State Street, Springfield, Massachusetts); Chairman and Member, Executive and Compensation Committees (since 1994), Member, Audit Committee (since 1995), and Chief Executive Officer (1994-
     1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment advisory subsidiary of MassMutual Holding Trust I), One Financial Plaza, Suite 1700, Hartford, Connecticut; President and Chief Executive Officer (1994-1996) and Director (1992-1996), Concert Capital Management, Inc.(former investment advisory subsidiary of DLB Acquisition Corporation) One Memorial Drive, Cambridge, Massachusetts; Director, Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company), Two World Trade Center, New York, New York; Supervisory Director, MassMutual/Carlson CBO N.V. (collateralized bond fund), 14 John Gorsiraweg, Willemstad, Curacao, Netherlands Antilles; Director, Merrill Lynch Derivative Products, Inc., World Financial Center, North Tower, New York, New York; MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited) (principal offices, c/o BankAmerica Trust and Banking Corporation, Box 1092, George Town, Grand Cayman, Cayman Islands, British West Indies); Director (since 1995), Mass Seguros de Vida, S.A., Huerfanos No. 770, Santiago, Chile; President and Director (since 1995), MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets), 41 Cedar Avenue, Hamilton, Bermuda.

JOSEPH M. ZUBRETSKY, Executive Vice President And Chief Financial Officer

     Executive Vice President and Chief Financial Officer (since 1997) of MassMutual; Chief Financial Officer (1996-1997) Healthsource, Hooksett, New Hampshire; Partner (1990-1996), Coopers & Lybrand LLC (certified public accountants), Hartford, Connecticut; Director (since 1997): Antares Leverage Capital Corp. (finance company), Chicago, Illinois; DLB Acquisition Corporation (holding company for investment adviser); MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); MassMutual International, Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies) (principal offices, 1295 State Street, Springfield, Massachusetts); Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company), Two World Trade Center, New York, New York.

b. The Investment Sub-Advisers

The directors and executive officers of Babson, their positions and their other business affiliations and business experience for the past two years are as follows:

Directors and Executive Officers

HANI K. FINDAKLY, Director

Director (since 1996), David L. Babson and Company, Inc., One Memorial Drive, Cambridge, Massachusetts; President (since 1996), Potomac Babson Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York; President (1989-1995), Potomac Capital, Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York.

RONALD E. GWOZDZ, Director and Executive Vice President

Director (since 1996), Executive Vice President (since 1996) and Senior Vice President (1991-1996), David L. Babson and Company, Inc., One Memorial Drive, Cambridge, Massachusetts.

JAMES W. MACALLEN, Director and Executive Vice President

Director and Executive Vice President (since 1996), David L. Babson and Company, Inc., One Memorial Drive, Cambridge, Massachusetts; Senior Vice President
(1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Principal (1994-1995), Hagler, Mastrovita & Hewitt (investment counsel), 225 Franklin Street, Boston, Massachusetts.

EDWARD L. MARTIN, Director and Executive Vice President

Director (since 1990), Executive Vice President (since 1995) and Senior Vice President (1988-1995), David L. Babson and Company, Inc., One Memorial Drive, Cambridge, Massachusetts; Director and Senior Vice President (since 1996), Potomac Babson Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York.

PETER C. SCHLIEMANN, Director and Executive Vice President

Executive Vice President (since 1992), Senior Vice President (1984-1992) and Director (since 1982), David L. Babson and Company, Inc., One Memorial Drive, Cambridge, Massachusetts; Director (1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts.

FRANK L. TARANTINO, Senior Vice President, Clerk and Chief Operating Officer

Senior Vice President, Clerk and Chief Operating Officer (since 1997), David L. Babson and Company, Inc., One Memorial Drive, Cambridge, Massachusetts; President (1993-1997), Liberty Securities Corporation (broker-dealer), 600 Atlantic Avenue, Boston, Massachusetts.

PETER C. THOMPSON, Director and President

President and Director (since 1983), David L. Babson and Company, Inc., One Memorial Drive, Cambridge, Massachusetts.; Director (1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Director (since
1996), Potomac Babson Inc. (registered investment adviser) 1290 Avenue of the Americas, New York, New York.

JONATHAN B. TREAT, Director and Senior Vice President

Director and Senior Vice President (since 1992), David L. Babson and Company, Inc., One Memorial Drive, Cambridge, Massachusetts.

ROLAND W. WHITRIDGE, Director and Senior Vice President

Director (since 1990) and Senior Vice President (since 1992), David L. Babson and Company, Inc., One Memorial Drive, Cambridge, Massachusetts.

HarbourView is the investment sub-adviser for the International Equity Fund of the Registrant. HarbourView is a wholly owned subsidiary of OppenheimerFunds, Inc. and was incorporated in the State of New York on April 17, 1986.

The directors and executive vice presidents of HarbourView, their positions and their other business affiliations and business experience for the past two years are as follows:

BRIDGET A. MACASKILL,  President, Chief Executive Officer and Director

President, Chief Executive Officer and a Director of OppenheimerFunds, Inc. ("OFI") and HarbourView Asset Management Corporation; Chairman and Director of Shareholder Services Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"); President and a Director of Oppenheimer Acquisition Corp. ("OAC") and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of OFI; a Director of Oppenheimer Real Asset Management, Inc.; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holding plc (a U.K. food company); formerly an Executive Vice President of OFI.

ANDREW J. DONOHUE,  Executive Vice President, General Counsel and Director

Executive Vice President, General Counsel and a Director of OFI, the OppenheimerFunds Distributor, Inc., SSI, SFSI, Oppenheimer Partnership Holdings, Inc. and MultiSource Services, Inc. (a broker-dealer); President and a Director of Centennial Asset Management Corporation; President and a Director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; and officer of other Oppenheimer Funds.

ROBERT C. DOLL, JR. Executive Vice President

Executive Vice President and a Director of OFI; Executive Vice President of HarbourView; Vice President and a Director of OAC; an officer of other Oppenheimer Funds.

Item 29: Principal Underwriters
-------------------------------

     (a) OppenheimerFunds Distributor, Inc. is the General Distributor of the Trust's shares and is also general distributor of the following open-end management investment companies:

           1.    The "Denver-Based" Oppenheimer funds.  The address for these
                 -------------------------------------
                 funds is 6803 South Tucson Way, Englewood, CO  80112.

                 Centennial America Fund, L.P.
                 Centennial California Tax Exempt Trust
                 Centennial Government Trust
                 Centennial Money Market Trust
                 Centennial New York Tax Exempt Trust
                 Centennial Tax Exempt Trust
                 Daily Cash Accumulation Fund, Inc.
                 Oppenheimer Cash Reserves
                 Oppenheimer Champion Income Fund
                 Oppenheimer Equity Income Fund
                 Oppenheimer Limited-Term Government Fund
                 Oppenheimer Integrity Funds (consisting of the following
                   series:)
                             Oppenheimer Bond Fund
                             Oppenheimer International Bond Fund
                             Oppenheimer High Yield Fund
                 Oppenheimer Main Street Funds, Inc.(R)
                 (consisting of the following 2 series:)
                             Oppenheimer Main Street Income & Growth Fund
                             Oppenheimer Main Street California Municipal Fund
                 Oppenheimer Real Asset Fund
                 Oppenheimer Strategic Income Fund
                 Oppenheimer Municipal Fund
                 (consisting of the following 2 series:)
                             Oppenheimer Insured Municipal Fund
                             Oppenheimer Intermediate Municipal Fund
                 Oppenheimer Total Return Fund, Inc.
                 Oppenheimer Total Return Fund, Inc. Capital Accumulation Plan Oppenheimer Variable Account Funds
                 (consisting of the following 9 series:)
                             Oppenheimer Money Fund
                             Oppenheimer High Income Fund
                             Oppenheimer Bond Fund
                             Oppenheimer Capital Appreciation Fund
                             Oppenheimer Growth Fund

                             Oppenheimer Multiple Strategies Fund
                             Oppenheimer Growth & Income Fund
                             Oppenheimer Global Securities Fund
                             Oppenheimer Strategic Bond Fund
                 Panorama Series Fund, Inc.
                 (consisting of the following 7 series:)
                             Total Return Portfolio
                             Growth Portfolio
                             International Equity Portfolio
                             LifeSpan Capital Appreciation Portfolio
                             LifeSpan Balanced Portfolio
                             LifeSpan Diversified Income Portfolio
                             Government Securities Portfolio
                 The New York Tax-Exempt Income Fund, Inc.

           2.    The "New York-Based" Oppenheimer funds.  The address for these
                 ---------------------------------------
                 funds is 2 World Trade Center, New York, NY 10048-0203. Oppenheimer California Municipal Fund
                 Oppenheimer Capital Appreciation Fund
                 Oppenheimer Developing Markets Fund
                 Oppenheimer Discovery Fund
                 Oppenheimer Enterprise Fund
                 Oppenheimer Global Fund
                 Oppenheimer Global Growth & Income Fund
                 Oppenheimer Gold & Special Minerals Fund
                 Oppenheimer Growth Fund
                 Oppenheimer International Growth Fund
                 Oppenheimer Money Market Fund, Inc.
                 Oppenheimer Multiple Strategies Fund
                 Oppenheimer World Bond Fund
                 Oppenheimer Multi-Sector Income Trust
                 Oppenheimer Multi-State Municipal Trust
                 (consisting of the following 3 series:)
                             Oppenheimer Florida Municipal Fund
                             Oppenheimer New Jersey Municipal Fund
                             Oppenheimer Pennsylvania Municipal Fund
                 Oppenheimer New York Municipal Fund
                 Oppenheimer Series Fund, Inc.
                 (consisting of the following 5 series:)
                             Oppenheimer Disciplined Allocation Fund
                             Oppenheimer Disciplined Value Fund
                             Oppenheimer LifeSpan Growth Fund
                             Oppenheimer LifeSpan Balanced Fund
                             Oppenheimer LifeSpan Income Fund

                 Oppenheimer Municipal Bond Fund
                 Oppenheimer U.S. Government Trust

           3.    The "Quest" Oppenheimer Funds. OpCap Advisors (previously named
                 -----------------------------
                 Quest for Value Advisors) is sub-adviser. The address for these funds is 2 World Trade Center, New York, NY 10048-0203.

                 Oppenheimer Quest Capital Value Fund, Inc.
                 Oppenheimer Quest Value Fund, Inc.
                 Oppenheimer Quest for Value Funds
                 (consisting of the following 4 series:)
                             Oppenheimer Quest Opportunity Value Fund
                             Oppenheimer Quest Small Cap Value Fund
                             Oppenheimer Quest Growth & Income Value Fund
                             Oppenheimer Quest Officers Value Fund
                 Oppenheimer Quest Global Value Fund, Inc.

           4.    The "Rochester" Oppenheimer Funds.  The address for these funds
                 ----------------------------------
                 is 350 Linden Oaks, Rochester, NY  14625.

                 Bond Fund Series - Oppenheimer Bond Fund for Growth Rochester Fund Municipals
                 Rochester Portfolio Series - Limited Term New York Municipal
                   Fund

     (b) The information contained in the registration on Form BD of OppenheimerFunds Distributor, Inc., filed under the Securities Exchange Act of 1934, is incorporated herein by reference.

Item 30: Location of Accounts and Records
-----------------------------------------

     Each account, book or other document required to be maintained by Registrant pursuant to Section 31 (a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

     (Articles of Incorporation and Bylaws)
     MassMutual Institutional Funds
     1295 State Street
     Springfield, Massachusetts  01111

     (With respect to its services as Advisor)
     Massachusetts Mutual Life Insurance Company
     1295 State Street
     Springfield, Massachusetts  01111

     (With respect to its services as Sub-Advisor)
     David L. Babson and Company, Inc.
     One Memorial Drive
     Cambridge, Massachusetts

     (With respect to its services as Sub-Advisor)
     HarbourView Asset Management Corporation
     Two World Trade Center
     New York, New York

     (With respect to its services as Distributor)
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York

     (With respect to its services as Sub-Administrator, Transfer Agent and Custodian)
     Investors Bank & Trust Company
     200 Clarendon Street
     Boston, Massachusetts

     (With respect to their services as counsel)
     Ropes & Gray
     One International Place
     Boston, Massachusetts

Item 31: Management Services
----------------------------

     Not Applicable.

Item 32: Undertakings
---------------------

     (a) The Registrant hereby undertakes to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by
Section 16(c) of the Securities Act of 1933, as amended, but only where it is requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities.

     (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts on the 25th day of November, 1997. The Registrant certifies that this Post-Effective Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

                        MASSMUTUAL INSTITUTIONAL FUNDS



                                       By: /s/ Hamline C. Wilson
                                           ---------------------
                                           Hamline C. Wilson
                                           Vice President & Chief Accounting
                                           and Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of November, 1997.

         Signature                                  Title
         ---------                                  -----

         /s/ Gary E. Wendlandt                      Chairman, Trustee &
         ---------------------                      Chief Executive Officer
         Gary E. Wendlandt

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Ronald J. Abdow

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Richard H. Ayers

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Mary E. Boland

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         David E. A. Carson

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Richard G. Dooley


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Richard W. Greene


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Bevely C. L. Hamilton


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         F. William Marhsall, Jr.


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Charles J. McCarthy


         /s/ John V. Murphy                         Trustee
         ------------------
         John V. Murphy


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         John H. Southworth


         /s/ Hamline C. Wilson                      Vice President &
         ---------------------                      Chief Accounting and
         Hamline C. Wilson                          Financial Officer



         /s/ Stephen L. Kuhn
         -------------------
         * Stephen L. Kuhn, as Attorney-in-fact pursuant to Powers of Attorney granted on or about August 5, 1994, April 18, 1996 and April 21, 1997.

                                INDEX TO EXHIBITS
                                -----------------


Exhibit No.          Title of Exhibit
-----------          ----------------

     6(a) Form of Amended and Restated General Distributor's Agreement between the Registrant and Oppenheimer Funds Distributor, Inc.

     8(b) Copy of Administrative and Shareholder Services Agreement between the Trust and MassMutual for the provision of administrative and shareholder services.

     11(b)           Consent of Coopers & Lybrand L.L.P.

     15(a)           Form of Class A Rule 12b-1 Plans.
       (b)           Form of Class Y Rule 12b-1 Plans.

     18              Form Rule 18f-3 Plan.

     27              Financial Data Schedules